UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund
The fund's portfolio
3/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (134.3%)(a)
	Principal
	amount	Value

U.S. Government Guaranteed Mortgage Obligations (12.0%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
October 20, 2037	$2,658,432	$2,795,248
6s, April 15, 2028	104,738	110,730
4 1/2s, TBA, April 1, 2039	15,000,000	15,337,500
		18,243,478

U.S. Government Agency Mortgage Obligations (122.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	172,132	183,717
7 1/2s, October 1, 2014	20,436	21,519
7s, with due dates from November 1, 2026 to May 1, 2032	1,543,122	1,656,259
6s, with due dates from May 1, 2021 to August 1, 2021	249,977	262,437
5 1/2s, December 1, 2033	455,687	477,012
5 1/2s, October 1, 2018	304,397	319,962
5s, with due dates from May 1, 2018 to November 1, 2018	3,928,284	4,106,285
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
August 1, 2031	199,666	214,450
7s, with due dates from December 1, 2028 to
December 1, 2035	3,007,203	3,230,475
6 1/2s, September 1, 2036	439,256	463,844
6 1/2s, TBA, April 1, 2039	4,000,000	4,212,188
6s, July 1, 2021	1,306,787	1,371,105
5 1/2s, with due dates from July 1, 2037 to
October 1, 2037	929,377	966,044
5 1/2s, with due dates from June 1, 2014 to
January 1, 2021	2,465,236	2,588,370
5s, with due dates from April 1, 2036 to
February 1, 2039	23,586,609	24,366,997
5s, TBA, May 1, 2039	4,000,000	4,114,375
5s, TBA, April 1, 2039	20,000,000	20,631,250
4 1/2s, with due dates from October 1, 2035 to
April 1, 2039	401,428	410,679
4 1/2s, TBA, May 1, 2039	33,000,000	33,601,993
4 1/2s, TBA, April 1, 2039	81,000,000	82,721,250
		185,920,211

Total U.S. government and agency mortgage obligations (cost $202,328,567)		$204,163,689

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.2%)(a)

	Principal
	amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,773,902
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,744,031

Total U.S. government agency obligations (cost $11,559,321)		$12,517,933

U.S. TREASURY OBLIGATIONS (12.6%)(a)

	Principal
	amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$6,316,571
6 1/4s, May 15, 2030	6,505,000	9,041,916
U.S. Treasury Notes 4 1/4s, September 30, 2012	3,409,000	3,753,229

Total U.S. treasury obligations (cost $15,747,474)		$19,111,716

MORTGAGE BACKED SECURITIES (27.7%)(a)

	Principal
	amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$62,000	$50,048
Ser. 04-3, Class A5, 5.322s, 2039	30,000	25,878
Ser. 05-6, Class A2, 5.165s, 2047	152,000	137,463
Banc of America Mortgage Securities Ser. 05-E,
Class 2, Interest only (IO), 0.3s, 2035	2,622,943	7,070
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 6.128s, 2037	339,830	26,337
Countrywide Alternative Loan Trust IFB Ser. 04-2CB,
Class 1A5, IO, 7.078s, 2034	72,295	4,157
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.43s, 2035	1,283,586	87,645
IFB Ser. 05-R2, Class 1AS, IO, 5.086s, 2035	3,549,051	242,334
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.81s, 2039	57,000	43,212
CS First Boston Mortgage Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036	40,000	32,286
Fannie Mae
IFB Ser. 07-75, Class JS, 48.185s, 2037	155,714	221,718

IFB Ser. 06-62, Class PS, 36.769s, 2036	189,950	270,637
IFB Ser. 06-76, Class QB, 36.469s, 2036	241,446	344,299
IFB Ser. 06-48, Class TQ, 36.469s, 2036	78,601	109,138
IFB Ser. 07-W7, Class 1A4, 36.049s, 2037	111,780	143,078
IFB Ser. 07-1, Class NK, 32.88s, 2037	210,403	291,590
IFB Ser. 06-104, Class GS, 31.905s, 2036	82,952	108,022
IFB Ser. 06-104, Class ES, 30.841s, 2036	99,638	136,416
IFB Ser. 07-30, Class FS, 27.41s, 2037	81,025	99,489
IFB Ser. 06-49, Class SE, 26.912s, 2036	158,303	210,477
IFB Ser. 05-25, Class PS, 25.864s, 2035	69,718	88,710
IFB Ser. 06-115, Class ES, 24.472s, 2036	89,259	117,265
IFB Ser. 05-115, Class NQ, 22.98s, 2036	66,427	77,463
IFB Ser. 05-74, Class CP, 22.836s, 2035	233,671	261,499
IFB Ser. 06-27, Class SP, 22.653s, 2036	172,402	220,117
IFB Ser. 06-8, Class HP, 22.653s, 2036	190,735	243,671
IFB Ser. 06-8, Class WK, 22.653s, 2036	300,833	381,275
IFB Ser. 05-106, Class US, 22.653s, 2035	278,825	358,792
IFB Ser. 05-99, Class SA, 22.653s, 2035	136,241	170,068
IFB Ser. 05-74, Class DM, 22.47s, 2035	278,786	351,921
IFB Ser. 05-74, Class CS, 18.585s, 2035	266,690	324,930
IFB Ser. 05-106, Class JC, 18.506s, 2035	174,035	197,792
IFB Ser. 05-83, Class QP, 16.037s, 2034	97,302	103,607
IFB Ser. 05-57, Class MN, 15.685s, 2035	170,322	182,055
IFB Ser. 05-72, Class SB, 15.57s, 2035	94,092	102,698
FRB Ser. 03-W6, Class PT1, 10.104s, 2042	232,380	257,215
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	125,566	133,610
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	67,001	71,796
Ser. 02-14, Class A2, 7 1/2s, 2042	42,474	45,514
Ser. 01-T10, Class A2, 7 1/2s, 2041	302,988	324,671
Ser. 02-T4, Class A3, 7 1/2s, 2041	84,906	90,982
Ser. 01-T12, Class A2, 7 1/2s, 2041	120,366	128,979
Ser. 01-T3, Class A1, 7 1/2s, 2040	605	648
Ser. 99-T2, Class A1, 7 1/2s, 2039	47,847	51,062
Ser. 02-33, Class A2, 7 1/2s, 2032	161,020	170,128
Ser. 02-T1, Class A3, 7 1/2s, 2031	389,674	417,561
Ser. 00-T6, Class A1, 7 1/2s, 2030	168,561	178,096
Ser. 01-T5, Class A3, 7 1/2s, 2030	1,722	1,820
IFB Ser. 07-W6, Class 6A2, IO, 7.278s, 2037	132,801	12,284
IFB Ser. 06-90, Class SE, IO, 7.278s, 2036	89,041	9,780
IFB Ser. 04-51, Class XP, IO, 7.178s, 2034	65,446	5,535
IFB Ser. 03-66, Class SA, IO, 7.128s, 2033	235,452	21,162
IFB Ser. 08-7, Class SA, IO, 7.028s, 2038	108,712	13,144
Ser. 02-26, Class A1, 7s, 2048	241,471	258,676
Ser. 04-W12, Class 1A3, 7s, 2044	123,095	130,942
Ser. 04-T3, Class 1A3, 7s, 2044	264,575	281,441
Ser. 04-T2, Class 1A3, 7s, 2043	89,445	93,806
Ser. 03-W8, Class 2A, 7s, 2042	894,559	958,296
Ser. 03-W3, Class 1A2, 7s, 2042	84,188	88,923
Ser. 02-T16, Class A2, 7s, 2042	607,580	650,870
Ser. 02-T19, Class A2, 7s, 2042	396,203	424,432
Ser. 02-14, Class A1, 7s, 2042	285,023	305,331
Ser. 01-T10, Class A1, 7s, 2041	169,109	181,158
Ser. 02-T4, Class A2, 7s, 2041	385,367	404,154
Ser. 01-W3, Class A, 7s, 2041	68,157	73,013
Ser. 04-W1, Class 2A2, 7s, 2033	631,418	652,294
IFB Ser. 07-W6, Class 5A2, IO, 6.768s, 2037	206,141	18,037
IFB Ser. 07-W4, Class 4A2, IO, 6.758s, 2037	707,056	61,867
IFB Ser. 07-W2, Class 3A2, IO, 6.758s, 2037	243,172	21,278
IFB Ser. 06-115, Class BI, IO, 6.738s, 2036	249,323	19,943
IFB Ser. 05-113, Class DI, IO, 6.708s, 2036	2,888,621	244,522
IFB Ser. 06-125, Class SM, IO, 6.678s, 2037	314,676	27,126
IFB Ser. 06-58, Class SQ, IO, 6.678s, 2036	311,619	23,038
IFB Ser. 06-43, Class SU, IO, 6.678s, 2036	138,814	12,545
IFB Ser. 06-24, Class QS, IO, 6.678s, 2036	468,730	53,374
IFB Ser. 06-60, Class SI, IO, 6.628s, 2036	579,464	58,403
IFB Ser. 06-60, Class UI, IO, 6.628s, 2036	105,470	7,983
IFB Ser. 06-60, Class DI, IO, 6.548s, 2035	79,494	5,804
Ser. 383, Class 58, IO, 6 1/2s, 2037	71,629	6,536
Ser. 383, Class 70, IO, 6 1/2s, 2037	73,823	6,875
IFB Ser. 05-65, Class KI, IO, 6.478s, 2035	3,660,734	337,051
IFB Ser. 08-20, Class SA, IO, 6.468s, 2038	307,742	25,899
IFB Ser. 08-01, Class GI, IO, 6.438s, 2037	1,153,139	102,612
IFB Ser. 08-41, Class S, IO, 6.278s, 2036	288,936	22,325
IFB Ser. 07-39, Class LI, IO, 6.248s, 2037	164,702	14,265
IFB Ser. 07-54, Class CI, IO, 6.238s, 2037	175,251	16,760
IFB Ser. 07-39, Class PI, IO, 6.238s, 2037	165,447	12,109
IFB Ser. 07-42, Class SD, IO, 6.238s, 2037	118,860	7,817
IFB Ser. 07-30, Class WI, IO, 6.238s, 2037	353,236	28,965
IFB Ser. 07-28, Class SE, IO, 6.228s, 2037	171,360	16,251
IFB Ser. 06-128, Class SH, IO, 6.228s, 2037	211,857	16,059
IFB Ser. 06-79, Class SI, IO, 6.228s, 2036	315,276	29,884
IFB Ser. 05-90, Class SP, IO, 6.228s, 2035	415,120	38,289
IFB Ser. 05-12, Class SC, IO, 6.228s, 2035	223,309	23,540
IFB Ser. 07-W5, Class 2A2, IO, 6.218s, 2037	102,694	8,426
IFB Ser. 07-30, Class IE, IO, 6.218s, 2037	508,770	72,004
IFB Ser. 06-123, Class CI, IO, 6.218s, 2037	386,889	36,412
IFB Ser. 06-123, Class UI, IO, 6.218s, 2037	180,498	17,127
IFB Ser. 05-82, Class SY, IO, 6.208s, 2035	1,071,266	89,137
IFB Ser. 07-15, Class BI, IO, 6.178s, 2037	290,400	25,688
IFB Ser. 06-16, Class SM, IO, 6.178s, 2036	152,269	16,850
IFB Ser. 05-95, Class CI, IO, 6.178s, 2035	312,367	33,620
IFB Ser. 05-84, Class SG, IO, 6.178s, 2035	510,412	44,591
IFB Ser. 05-57, Class NI, IO, 6.178s, 2035	91,835	6,496

IFB Ser. 05-29, Class SX, IO, 6.178s, 2035	73,903	5,378
IFB Ser. 05-83, Class QI, IO, 6.168s, 2035	86,021	7,189
IFB Ser. 06-128, Class GS, IO, 6.158s, 2037	194,678	18,143
IFB Ser. 06-114, Class IS, IO, 6.128s, 2036	203,320	16,730
IFB Ser. 06-115, Class EI, IO, 6.118s, 2036	876,423	74,730
IFB Ser. 06-115, Class IE, IO, 6.118s, 2036	154,458	13,027
IFB Ser. 06-117, Class SA, IO, 6.118s, 2036	232,033	19,285
IFB Ser. 06-121, Class SD, IO, 6.118s, 2036	156,865	13,900
IFB Ser. 06-109, Class SG, IO, 6.108s, 2036	125,020	10,413
IFB Ser. 06-109, Class SH, IO, 6.098s, 2036	199,175	22,646
IFB Ser. 07-W6, Class 4A2, IO, 6.078s, 2037	862,188	75,441
IFB Ser. 06-128, Class SC, IO, 6.078s, 2037	378,814	32,036
IFB Ser. 06-116, Class S, IO, 6.078s, 2036	355,035	28,045
IFB Ser. 06-104, Class IC, IO, 6.078s, 2036	972,637	91,729
IFB Ser. 06-43, Class SI, IO, 6.078s, 2036	105,230	8,786
IFB Ser. 06-44, Class IS, IO, 6.078s, 2036	194,920	15,525
IFB Ser. 06-8, Class JH, IO, 6.078s, 2036	724,548	64,760
IFB Ser. 09-12, Class CI, IO, 6.078s, 2036	319,482	32,817
IFB Ser. 05-122, Class SG, IO, 6.078s, 2035	155,763	15,460
IFB Ser. 06-101, Class SA, IO, 6.058s, 2036	691,329	57,664
IFB Ser. 06-92, Class LI, IO, 6.058s, 2036	230,099	19,081
IFB Ser. 06-96, Class ES, IO, 6.058s, 2036	100,960	7,913
IFB Ser. 06-17, Class SI, IO, 6.058s, 2036	288,352	24,491
IFB Ser. 06-60, Class YI, IO, 6.048s, 2036	471,377	45,243
IFB Ser. 06-85, Class TS, IO, 6.038s, 2036	359,552	26,530
IFB Ser. 06-95, Class SH, IO, 6.028s, 2036	413,543	32,015
IFB Ser. 06-61, Class SE, IO, 6.028s, 2036	264,460	19,303
IFB Ser. 07-75, Class PI, IO, 6.018s, 2037	265,184	19,787
IFB Ser. 07-W7, Class 2A2, IO, 6.008s, 2037	680,865	65,983
Ser. 383, Class 46, IO, 6s, 2038	78,907	7,200
Ser. 383, Class 47, IO, 6s, 2038	78,595	7,172
Ser. 383, Class 48, IO, 6s, 2038	78,558	7,758
Ser. 386, Class 9, IO, 6s, 2038	101,723	9,409
Ser. 383, Class 32, IO, 6s, 2038	99,195	9,796
Ser. 383, Class 33, IO, 6s, 2038	84,527	8,347
Ser. 386, Class 7, IO, 6s, 2038	124,904	11,944
Ser. 386, Class 6, IO, 6s, 2037	81,002	7,645
IFB Ser. 08-21, Class NI, IO, 5.978s, 2038	271,872	20,256
IFB Ser. 09-12, Class AI, IO, 5.978s, 2037	773,524	66,817
IFB Ser. 07-116, Class IA, IO, 5.978s, 2037	754,709	60,696
IFB Ser. 07-103, Class AI, IO, 5.978s, 2037	1,145,215	91,205
IFB Ser. 07-1, Class NI, IO, 5.978s, 2037	559,400	55,908
IFB Ser. 07-15, Class NI, IO, 5.978s, 2022	274,810	21,258
IFB Ser. 07-106, Class SM, IO, 5.938s, 2037	83,770	6,195
IFB Ser. 07-109, Class XI, IO, 5.928s, 2037	187,939	17,095
IFB Ser. 07-109, Class YI, IO, 5.928s, 2037	247,634	17,989
IFB Ser. 07-88, Class JI, IO, 5.928s, 2037	393,999	32,795
IFB Ser. 07-54, Class KI, IO, 5.918s, 2037	127,293	10,000
IFB Ser. 07-30, Class JS, IO, 5.918s, 2037	416,279	37,678
IFB Ser. 07-30, Class LI, IO, 5.918s, 2037	260,105	21,162
IFB Ser. 07-30, Class OI, IO, 5.918s, 2037	641,717	51,941
IFB Ser. 07-14, Class ES, IO, 5.918s, 2037	454,601	32,599
IFB Ser. 07-W2, Class 1A2, IO, 5.908s, 2037	193,073	15,224
IFB Ser. 07-106, Class SN, IO, 5.888s, 2037	272,236	19,758
IFB Ser. 07-54, Class IA, IO, 5.888s, 2037	222,892	19,711
IFB Ser. 07-54, Class IB, IO, 5.888s, 2037	222,892	19,711
IFB Ser. 07-54, Class IC, IO, 5.888s, 2037	222,892	19,711
IFB Ser. 07-54, Class ID, IO, 5.888s, 2037	222,892	19,711
IFB Ser. 07-54, Class IE, IO, 5.888s, 2037	222,892	19,711
IFB Ser. 07-54, Class IF, IO, 5.888s, 2037	331,879	26,959
IFB Ser. 07-54, Class NI, IO, 5.888s, 2037	215,514	16,132
IFB Ser. 07-54, Class UI, IO, 5.888s, 2037	277,691	24,973
IFB Ser. 07-91, Class AS, IO, 5.878s, 2037	171,760	12,936
IFB Ser. 07-91, Class HS, IO, 5.878s, 2037	187,686	16,217
IFB Ser. 07-15, Class CI, IO, 5.858s, 2037	713,822	63,134
IFB Ser. 06-124, Class SC, IO, 5.858s, 2037	228,380	17,254
IFB Ser. 06-115, Class JI, IO, 5.858s, 2036	518,939	42,527
IFB Ser. 07-109, Class PI, IO, 5.828s, 2037	297,003	23,597
IFB Ser. 06-123, Class LI, IO, 5.798s, 2037	348,959	26,235
IFB Ser. 08-1, Class NI, IO, 5.728s, 2037	491,629	43,003
IFB Ser. 07-116, Class BI, IO, 5.728s, 2037	692,513	52,512
IFB Ser. 08-01, Class AI, IO, 5.728s, 2037	1,409,360	96,165
IFB Ser. 08-10, Class GI, IO, 5.708s, 2038	385,454	28,833
IFB Ser. 08-13, Class SA, IO, 5.698s, 2038	128,871	9,212
IFB Ser. 08-1, Class HI, IO, 5.678s, 2037	653,384	43,962
IFB Ser. 07-39, Class AI, IO, 5.598s, 2037	389,273	27,934
IFB Ser. 07-32, Class SD, IO, 5.588s, 2037	263,830	19,591
IFB Ser. 07-30, Class UI, IO, 5.578s, 2037	217,669	19,629
IFB Ser. 07-32, Class SC, IO, 5.578s, 2037	352,581	29,528
IFB Ser. 07-1, Class CI, IO, 5.578s, 2037	251,427	20,808
IFB Ser. 05-74, Class NI, IO, 5.558s, 2035	1,405,457	150,366
IFB Ser. 05-14, Class SE, IO, 5.528s, 2035	40,683	2,891
IFB Ser. 09-12, Class DI, IO, 5.508s, 2037	442,133	32,793
Ser. 06-W2, Class 1AS, IO, 5.507s, 2036	566,831	38,261
Ser. 383, Class 18, IO, 5 1/2s, 2038	114,977	11,354
Ser. 383, Class 19, IO, 5 1/2s, 2038	104,731	10,342
Ser. 383, Class 4, IO, 5 1/2s, 2037	158,511	13,634
Ser. 383, Class 5, IO, 5 1/2s, 2037	100,801	10,206
Ser. 383, Class 6, IO, 5 1/2s, 2037	90,507	8,485
Ser. 383, Class 7, IO, 5 1/2s, 2037	88,909	8,335
Ser. 383, Class 20, IO, 5 1/2s, 2037	85,958	8,488
Ser. 383, Class 21, IO, 5 1/2s, 2037	85,875	8,480
IFB Ser. 04-46, Class PJ, IO, 5.478s, 2034	572,224	50,200

IFB Ser. 08-1, Class BI, IO, 5.388s, 2038	131,280	8,773
IFB Ser. 07-75, Class ID, IO, 5.348s, 2037	221,695	18,012
Ser. 385, Class 3, IO, 5s, 2038	126,152	12,931
Ser. 03-W12, Class 1IO2, IO, 1.984s, 2043	846,417	33,328
Ser. 03-T2, Class 2, IO, 0.809s, 2042	3,697,023	63,123
FRB Ser. 07-95, Class A1, 0.772s, 2036	1,324,416	1,251,573
FRB Ser. 07-95, Class A2, 0.772s, 2036	8,329,000	6,871,425
FRB Ser. 07-95, Class A3, 0.772s, 2036	2,308,000	1,563,670
FRB Ser. 07-101, Class A2, 0.772s, 2036	1,617,143	1,445,322
Ser. 03-W6, Class 51, IO, 0.673s, 2042	1,107,093	15,580
Ser. 03-W10, Class 3A, IO, 0.631s, 2043	7,121,318	85,927
Ser. 03-W10, Class 1A, IO, 0.593s, 2043	6,059,675	60,291
Ser. 04-38, Class AO, Principal only (PO), zero %, 2034	172,297	140,683
Ser. 04-61, Class JO, PO, zero %, 2032	53,705	50,364
Ser. 326, Class 1, PO, zero %, 2032	85,819	78,830
Ser. 318, Class 1, PO, zero %, 2032	32,289	29,760
Ser. 04-61, Class CO, PO, zero %, 2031	347,035	319,433
Ser. 314, Class 1, PO, zero %, 2031	154,404	142,823
FRB Ser. 06-115, Class SN, zero %, 2036	130,111	93,251
FRB Ser. 05-79, Class FE, zero %, 2035	39,620	37,892
FRB Ser. 06-54, Class CF, zero %, 2035	34,862	34,322
FRB Ser. 05-45, Class FG, zero %, 2035	79,306	68,394
FRB Ser. 05-77, Class HF, zero %, 2034	64,567	61,230
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.578s, 2043	121,215	11,137
Ser. T-58, Class 4A, 7 1/2s, 2043	843,596	893,949
Ser. T-42, Class A5, 7 1/2s, 2042	121,493	129,656
Ser. T-60, Class 1A2, 7s, 2044	160,911	170,214
Ser. T-59, Class 1A2, 7s, 2043	347,939	368,054
Ser. T-55, Class 1A2, 7s, 2043	201,606	214,774
Freddie Mac
IFB Ser. 2979, Class AS, 22.234s, 2034	65,257	77,864
IFB Ser. 3065, Class DC, 18.191s, 2035	187,484	226,748
IFB Ser. 3031, Class BS, 15.334s, 2035	248,828	287,544
IFB Ser. 3184, Class SP, IO, 6.794s, 2033	265,842	23,853
IFB Ser. 3345, Class SI, IO, 6.764s, 2036	368,031	36,950
IFB Ser. 2882, Class LS, IO, 6.644s, 2034	55,061	4,923
IFB Ser. 3200, Class SB, IO, 6.594s, 2036	368,966	30,255
IFB Ser. 3149, Class SE, IO, 6.594s, 2036	216,129	20,046
IFB Ser. 3203, Class SH, IO, 6.584s, 2036	154,827	15,690
IFB Ser. 2594, Class SE, IO, 6.494s, 2030	268,322	13,889
IFB Ser. 2828, Class TI, IO, 6.494s, 2030	154,817	13,646
IFB Ser. 3397, Class GS, IO, 6.444s, 2037	152,773	12,603
IFB Ser. 3311, Class BI, IO, 6.204s, 2037	320,788	27,108
IFB Ser. 3297, Class BI, IO, 6.204s, 2037	661,700	57,897
IFB Ser. 3287, Class SD, IO, 6.194s, 2037	245,669	21,275
IFB Ser. 3281, Class BI, IO, 6.194s, 2037	125,749	9,984
IFB Ser. 3249, Class SI, IO, 6.194s, 2036	84,616	8,116
IFB Ser. 3028, Class ES, IO, 6.194s, 2035	830,533	89,062
IFB Ser. 3042, Class SP, IO, 6.194s, 2035	184,167	15,590
IFB Ser. 3316, Class SA, IO, 6.174s, 2037	273,907	25,068
IFB Ser. 3136, Class NS, IO, 6.144s, 2036	298,224	28,315
IFB Ser. 2950, Class SM, IO, 6.144s, 2016	94,078	6,790
IFB Ser. 3256, Class S, IO, 6.134s, 2036	295,964	24,798
IFB Ser. 3031, Class BI, IO, 6.134s, 2035	172,615	15,863
IFB Ser. 3370, Class TS, IO, 6.114s, 2037	91,938	7,879
IFB Ser. 3244, Class SB, IO, 6.104s, 2036	180,038	13,589
IFB Ser. 3244, Class SG, IO, 6.104s, 2036	211,470	18,128
IFB Ser. 3236, Class IS, IO, 6.094s, 2036	325,341	24,260
IFB Ser. 3114, Class TS, IO, 6.094s, 2030	1,043,722	82,210
IFB Ser. 3128, Class JI, IO, 6.074s, 2036	304,810	27,146
IFB Ser. 3240, Class S, IO, 6.064s, 2036	586,006	50,445
IFB Ser. 3065, Class DI, IO, 6.064s, 2035	130,080	12,635
IFB Ser. 3210, Class S, IO, 6.044s, 2036	107,913	6,507
IFB Ser. 3145, Class GI, IO, 6.044s, 2036	250,814	23,593
IFB Ser. 3114, Class GI, IO, 6.044s, 2036	182,771	15,754
IFB Ser. 3510, Class IB, IO, 6.044s, 2036	305,151	35,626
IFB Ser. 3339, Class JI, IO, 6.034s, 2037	613,971	40,007
IFB Ser. 3218, Class AS, IO, 6.024s, 2036	228,759	17,768
IFB Ser. 3221, Class SI, IO, 6.024s, 2036	262,031	20,531
IFB Ser. 3485, Class SI, IO, 5.994s, 2036	336,864	30,894
IFB Ser. 3153, Class QI, IO, 5.994s, 2036	897,232	90,423
IFB Ser. 3202, Class PI, IO, 5.984s, 2036	1,705,438	137,685
IFB Ser. 3355, Class AI, IO, 5.944s, 2037	380,860	27,258
IFB Ser. 3355, Class MI, IO, 5.944s, 2037	184,219	13,336
IFB Ser. 3201, Class SG, IO, 5.944s, 2036	339,373	28,365
IFB Ser. 3203, Class SE, IO, 5.944s, 2036	300,265	24,321
IFB Ser. 3171, Class PS, IO, 5.929s, 2036	285,380	26,153
IFB Ser. 3510, Class CI, IO, 5.924s, 2037	721,767	59,604
IFB Ser. 3152, Class SY, IO, 5.924s, 2036	288,893	25,192
IFB Ser. 3510, Class DI, IO, 5.924s, 2035	513,247	43,354
IFB Ser. 3181, Class PS, IO, 5.914s, 2036	180,573	16,253
IFB Ser. 3284, Class BI, IO, 5.894s, 2037	205,389	15,905
IFB Ser. 3260, Class SA, IO, 5.894s, 2037	195,402	13,146
IFB Ser. 3284, Class LI, IO, 5.884s, 2037	323,924	27,480
IFB Ser. 3281, Class AI, IO, 5.874s, 2037	721,616	58,552
IFB Ser. 3261, Class SA, IO, 5.874s, 2037	549,681	45,085
IFB Ser. 3359, Class SN, IO, 5.864s, 2037	262,640	20,248
IFB Ser. 3012, Class UI, IO, 5.864s, 2035	299,829	28,188
IFB Ser. 3311, Class EI, IO, 5.854s, 2037	241,536	18,745
IFB Ser. 3311, Class IA, IO, 5.854s, 2037	313,413	25,819
IFB Ser. 3311, Class IB, IO, 5.854s, 2037	313,413	25,819

IFB Ser. 3311, Class IC, IO, 5.854s, 2037	313,413	25,819
IFB Ser. 3311, Class ID, IO, 5.854s, 2037	313,413	25,819
IFB Ser. 3311, Class IE, IO, 5.854s, 2037	446,202	36,758
IFB Ser. 3510, Class AS, IO, 5.854s, 2037	419,178	33,987
IFB Ser. 3265, Class SC, IO, 5.854s, 2037	248,127	18,210
IFB Ser. 3375, Class MS, IO, 5.844s, 2037	108,756	7,766
IFB Ser. 3240, Class GS, IO, 5.824s, 2036	360,644	28,433
IFB Ser. 3257, Class SI, IO, 5.764s, 2036	165,223	12,732
IFB Ser. 3225, Class JY, IO, 5.734s, 2036	717,990	58,579
IFB Ser. 3502, Class DS, IO, 5.594s, 2039	204,080	15,006
IFB Ser. 3339, Class TI, IO, 5.584s, 2037	338,120	25,305
IFB Ser. 3284, Class CI, IO, 5.564s, 2037	552,288	44,807
IFB Ser. 3016, Class SQ, IO, 5.554s, 2035	322,869	19,518
IFB Ser. 3012, Class IG, IO, 5.524s, 2035	1,178,245	125,442
IFB Ser. 248, IO, 5 1/2s, 2037	549,575	51,437
IFB Ser. 3510, Class BI, IO, 5.474s, 2037	551,400	39,337
IFB Ser. 3397, Class SQ, IO, 5.414s, 2037	100,212	7,444
IFB Ser. 3500, Class SE, IO, 5.394s, 2039	284,144	13,145
IFB Ser. 3384, Class ST, IO, 5.344s, 2037	278,015	18,236
Ser. 3327, Class IF, IO, zero %, 2037	152,965	209
Ser. 246, PO, zero %, 2037	89,630	84,938
Ser. 3439, Class AO, PO, zero %, 2037	97,117	91,353
Ser. 3300, PO, zero %, 2037	92,742	81,265
Ser. 3226, Class YO, PO, zero %, 2036	64,367	62,897
Ser. 3008, PO, zero %, 2034	82,546	74,825
Ser. 2684, Class TO, PO, zero %, 2033	101,000	79,129
Ser. 2663, Class CO, PO, zero %, 2033	49,441	38,834
Ser. 2587, Class CO, PO, zero %, 2032	85,457	79,593
Ser. 201, PO, zero %, 2029	93,556	79,643
FRB Ser. 3349, Class DO, zero %, 2037	98,702	87,670
FRB Ser. 3326, Class YF, zero %, 2037	65,010	61,840
FRB Ser. 3241, Class FH, zero %, 2036	64,133	62,713
FRB Ser. 3231, Class XB, zero %, 2036	16,859	16,515
FRB Ser. 3231, Class X, zero %, 2036	60,880	59,574
FRB Ser. 3047, Class BD, zero %, 2035	77,225	69,348
FRB Ser. 3326, Class WF, zero %, 2035	188,776	173,049
FRB Ser. 3030, Class CF, zero %, 2035	86,579	72,327
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 47.23s, 2037	279,105	389,625
IFB Ser. 05-84, Class SL, 18.979s, 2035	474,754	533,789
IFB Ser. 05-66, Class SP, 18.979s, 2035	216,873	251,531
IFB Ser. 04-59, Class SC, IO, 6.644s, 2034	139,953	12,488
IFB Ser. 04-26, Class IS, IO, 6.644s, 2034	57,957	4,031
IFB Ser. 07-36, Class SW, IO, 6.355s, 2035	1,226,436	58,458
IFB Ser. 07-22, Class S, IO, 6.255s, 2037	196,587	17,485
IFB Ser. 05-84, Class AS, IO, 6.255s, 2035	93,386	7,434
IFB Ser. 07-26, Class SD, IO, 6.244s, 2037	321,216	20,016
IFB Ser. 07-51, Class SJ, IO, 6.205s, 2037	233,777	19,684
IFB Ser. 07-53, Class SY, IO, 6.19s, 2037	206,117	16,887
IFB Ser. 07-58, Class PS, IO, 6.155s, 2037	315,879	23,781
IFB Ser. 04-88, Class S, IO, 6.155s, 2032	54,116	3,573
IFB Ser. 07-59, Class PS, IO, 6 1/8s, 2037	180,420	12,124
IFB Ser. 07-59, Class SP, IO, 6 1/8s, 2037	301,006	21,290
IFB Ser. 07-68, Class PI, IO, 6.105s, 2037	93,133	6,547
IFB Ser. 07-48, Class SB, IO, 6.094s, 2037	249,830	17,205
IFB Ser. 07-74, Class SI, IO, 6.014s, 2037	80,743	4,901
IFB Ser. 07-17, Class AI, IO, 5.994s, 2037	752,375	58,749
IFB Ser. 06-26, Class S, IO, 5.955s, 2036	447,361	32,948
IFB Ser. 08-2, Class SM, IO, 5.944s, 2038	203,470	15,262
IFB Ser. 07-9, Class AI, IO, 5.944s, 2037	271,921	20,920
IFB Ser. 05-65, Class SI, IO, 5.805s, 2035	1,355,704	93,883
IFB Ser. 05-71, Class SA, IO, 5.804s, 2035	73,229	5,445
IFB Ser. 06-16, Class SX, IO, 5.745s, 2036	155,678	10,460
IFB Ser. 07-17, Class IB, IO, 5.705s, 2037	137,615	12,208
IFB Ser. 06-10, Class SM, IO, 5.705s, 2036	998,929	66,489
IFB Ser. 06-14, Class S, IO, 5.705s, 2036	269,106	17,914
IFB Ser. 06-11, Class ST, IO, 5.695s, 2036	166,519	10,809
IFB Ser. 07-17, Class IC, IO, 5.694s, 2037	157,369	12,087
IFB Ser. 07-7, Class JI, IO, 5.655s, 2037	472,377	23,064
IFB Ser. 07-25, Class KS, IO, 5.644s, 2037	92,157	7,193
IFB Ser. 07-21, Class S, IO, 5.644s, 2037	381,858	25,842
IFB Ser. 05-17, Class S, IO, 5.635s, 2035	82,636	6,375
IFB Ser. 07-31, Class AI, IO, 5.624s, 2037	221,327	22,678
IFB Ser. 07-62, Class S, IO, 5.594s, 2037	91,852	6,007
IFB Ser. 05-3, Class SN, IO, 5.555s, 2035	209,169	14,905
IFB Ser. 07-43, Class SC, IO, 5.544s, 2037	232,630	15,391
IFB Ser. 04-41, Class SG, IO, 5.455s, 2034	204,219	10,694
Ser. 08-30, PO, zero %, 2038	73,428	71,618
Ser. 06-36, Class OD, PO, zero %, 2036	38,563	36,203
Ser. 07-18, PO, zero %, 2035	70,139	63,284
Ser. 07-18, Class CO, PO, zero %, 2035	97,018	87,022
FRB Ser. 07-49, Class UF, zero %, 2037	30,723	29,384
FRB Ser. 07-35, Class UF, zero %, 2037	58,270	57,553
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	156,000	140,126
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	70,680	67,519
Ser. 05-RP3, Class 1A3, 8s, 2035	238,367	225,140
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	190,764	177,600
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.728s, 2035	647,478	43,401
Ser. 06-RP2, Class 1AS1, IO, 5.57s, 2036	3,410,821	238,758
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,

4.828s, 2035		157,656	89,864
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051		31,000	11,048
FRB Ser. 07-LD12, Class A3, 5.99s, 2051		129,000	85,663
FRB Ser. 07-LD11, Class AM, 5.819s, 2049		24,000	8,433
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049		25,000	8,105
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.534s, 2040		712,000	304,052
Ser. 07-SL1, Class A1, 5.271s, 2040		431,911	312,108
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		40,000	33,793
Ser. 04-C7, Class A6, 4.786s, 2029		163,000	131,730
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 36.949s, 2037		146,491	146,491
IFB Ser. 07-4, Class 3A2, IO, 6.678s, 2037		239,321	16,717
IFB Ser. 06-5, Class 2A2, IO, 6.628s, 2036		544,264	43,541
IFB Ser. 07-4, Class 2A2, IO, 6.148s, 2037		1,006,462	67,936
IFB Ser. 06-9, Class 2A2, IO, 6.098s, 2037		731,226	49,282
IFB Ser. 06-7, Class 2A5, IO, 6.028s, 2036		1,137,632	82,478
IFB Ser. 07-5, Class 10A2, IO, 5.818s, 2037		483,713	37,488
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 0.376s, 2034		155,159	582
Ser. 05-2, Class 7AX, IO, 0.17s, 2035		469,705	939
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043		89,000	65,193
Ser. 05-HQ6, Class A4A, 4.989s, 2042		233,000	171,907
Ser. 04-HQ4, Class A7, 4.97s, 2040		193,000	156,672
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.82s, 2035		366,157	183,079
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		752,360	331,038
FRB Ser. 05-18, Class 6A1, 5.253s, 2035		217,441	115,244
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.728s, 2037		4,375,368	317,214
Ser. 07-4, Class 1A4, IO, 1s, 2037		4,563,233	93,227
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.299s, 2037		828,657	53,863
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.602s, 2037		104,332	91,079
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		99,000	74,082
Ser. 04-C15, Class A4, 4.803s, 2041		288,000	230,353
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class A1, 5.316s, 2049		1,226,202	674,411
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR10, Class 2A18, IO, 0.61s, 2035		4,729,000	276

Total mortgage backed securities (cost $41,202,113)			$42,051,087

PURCHASED OPTIONS OUTSTANDING (3.6%)(a)

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$7,253,000	$1,450,963
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,253,000	1,450,963
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	7,253,000	5,367
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	5,367
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,783,000	1,052,021
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,783,000	--
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	3,492,000	751,932
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	3,492,000	748,859
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	--
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	3,492,000	--

Total purchased options outstanding (cost $1,717,964)			$5,465,472

ASSET-BACKED SECURITIES (0.3%)(a)

	Principal
	amount	Value

GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.672s, 2036	$25,000	$9,695
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 6.168s, 2037	349,046	27,640
FRB Ser. 07-6, Class 2A1, 0.732s, 2037	51,158	15,725
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 0.692s, 2036	479,701	352,763
FRB Ser. 07-RZ1, Class A2, 0.682s, 2037	25,000	11,012
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.682s, 2036	25,000	13,362

Total asset-backed securities (cost $603,131)		$430,197

SHORT-TERM INVESTMENTS (23.6%)(a)

	Principal
	amount/shares	Value

Federated Prime Obligations Fund	23,054,669	$23,054,669
Federal Home Loan Bank, for an effective yield
of 2.81%, July 14, 2009	$2,000,000	1,984,227
Federal Home Loan Mortgage Corporation, for
an effective yield of 0.32%, April 23, 2009 (SEG)	3,000,000	2,999,413
Federal National Mortgage Association, for
an effective yield of 0.30%, April 3, 2009	5,000,000	4,999,917
Interest in $105,600,000 joint triparty repurchase
agreement dated March 31, 2009 with Bank of America
Sec. LLC. due April 1, 2009 -- maturity value
of $818,005 for an effective yield of 0.24%
(collateralized by various mortgage backed securities
with a coupon rate of 5.5% and a due date of
June 1, 2038 valued at $107,712,000)	818,000	818,000
SSgA U.S. Government Money Markek Fund (i)	1,330,000	1,330,000
U.S. Treasury Bills, for effective yields ranging from
0.30% to 0.63%, November 19, 2009 (SEG)	5,000	4,988
U.S. Treasury Cash Management Bills 0.88%,
May 15, 2009 (SEG)	700,000	699,247

Total short-term investments (cost $35,890,461)		$35,890,461

TOTAL INVESTMENTS

Total investments (cost $309,049,031) (b)		$319,630,555

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	44	$10,879,000	Jun-09	$(180,496)
Euro-Dollar 90 day (Short)	80	19,781,000	Sep-09	(374,410)
Euro-Dollar 90 day (Short)	114	28,145,175	Dec-09	(558,221)
Euro-Dollar 90 day (Short)	8	1,974,000	Mar-10	(47,584)
U.S. Treasury Bond 20 yr (Long)	52	6,744,563	Jun-09	159,794
U.S. Treasury Note 2 yr (Short)	27	5,883,047	Jun-09	(27,918)
U.S. Treasury Note 5 yr (Short)	33	3,919,266	Jun-09	(53,366)
U.S. Treasury Note 10 yr (Short)	118	14,641,219	Jun-09	(312,411)

Total				$(1,394,612)

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $3,468,571) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	$18,232,000	Jul-09/5.89	$182
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	18,232,000	July-09/5.89	4,673,226
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 09, 2022.	28,847,000	Jan-12/5.32	4,468,941
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	425,734

Total			$9,568,083

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $69,307,696) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, April 1, 2039	$11,000,000	4/13/09	$11,347,188
FNMA, 4 1/2s, April 1, 2039	57,000,000	4/13/09	58,211,250

Total			$69,558,438

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,012,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$160,066

3,500,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(322,229)

1,000,000	--	7/29/18	3 month USD-LIBOR-BBA	4.75%	166,921

2,204,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	324,025

29,317,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	841,169

5,404,000	--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,149,139)

86,405,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,044,880

31,015,000	96,812	10/1/18	3 month USD-LIBOR-BBA	4.30%	4,491,090

19,767,000	(7,461)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(3,324,738)

33,914,000	(30,830)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,308,146)

20,931,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,364,053)

6,287,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	217,585

6,734,000	--	9/16/38	4.66%	3 month USD-LIBOR-BBA	(1,818,550)

795,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(213,616)

Barclays Bank PLC
6,164,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(5,484)

Citibank, N.A.
26,085,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,571,412

5,224,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,201,303)

42,050,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,031,370

10,198,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	217,506

32,175,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	(491,254)

9,195,000	--	3/25/19	2.95%	3 month USD-LIBOR-BBA	(62,931)

19,033,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	109,039

31,388,000	--	3/30/11	3 month USD-LIBOR-BBA	1.535%	91,785

Credit Suisse International
17,281,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	422,437

5,024,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	153,036

15,419,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	516,265

11,845,000	8,310	10/31/13	3.80%	3 month USD-LIBOR-BBA	(1,026,576)

9,716,000	9,237	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,399,252)

3,780,000	(40,402)	12/10/38	2.69%	3 month USD-LIBOR-BBA	342,760

11,280,000	120,566	12/10/38	3 month USD-LIBOR-BBA	2.69%	(1,022,839)

8,619,000	--	6/30/38	2.71%	3 month USD-LIBOR-BBA	833,269

3,801,000	--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(167,897)

32,765,000	--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	155,530

15,572,000	--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(235,528)

5,065,000	--	2/5/29	3 month USD-LIBOR-BBA	3.35%	112,474

3,000,000	--	3/23/19	2.79%	3 month USD-LIBOR-BBA	21,590

6,000,000	--	3/23/19	2.81%	3 month USD-LIBOR-BBA	32,594

Deutsche Bank AG
20,612,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	650,894

3,101,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(517,166)

543,000	--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(48,542)

22,531,000	19,296	11/21/10	2.25%	3 month USD-LIBOR-BBA	(481,785)

54,933,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,472,823

598,000	--	12/11/18	3 month USD-LIBOR-BBA	2.94%	9,333

7,274,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	25,900

3,006,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(145,457)

3,916,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(19,550)

4,204,000	--	1/9/14	3 month USD-LIBOR-BBA	2.165%	5,710

5,358,000	--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(141,025)

3,547,000	--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(149,806)

10,125,000	--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(469,467)

6,553,000	--	1/22/14	2.055%	3 month USD-LIBOR-BBA	25,509

6,797,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(20,589)

55,199,000	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(755,445)

24,105,000	--	2/3/24	3 month USD-LIBOR-BBA	3.27%	395,637

15,989,000	--	2/5/29	3 month USD-LIBOR-BBA	3.324%	292,531

44,799,000	--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(616,924)

7,974,000	--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(149,806)

4,347,000	--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	145,756

14,000,000	--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(272,708)

14,000,000	--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(241,623)

13,000,000	--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(239,441)

1,000,000	--	3/10/16	3 month USD-LIBOR-BBA	2.845%	19,040

189,000,000	--	3/16/11	1.6725%	3 month USD-LIBOR-BBA	(1,067,889)

90,000,000	--	3/16/16	3 month USD-LIBOR-BBA	2.85%	1,702,875

23,000,000	--	3/16/29	3.29%	3 month USD-LIBOR-BBA	(244,816)

	55,609,000	--	3/20/11	3 month USD-LIBOR-BBA	1.43%	47,700

	3,000,000	--	3/23/19	2.8225%	3 month USD-LIBOR-BBA	12,988

	29,400,000	--	3/23/11	3 month USD-LIBOR-BBA	1.45%	40,146

	1,000,000	--	3/24/14	2.297%	3 month USD-LIBOR-BBA	(4,095)

	55,000,000	--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(369,991)

	25,000,000	--	3/30/21	3 month USD-LIBOR-BBA	3.125%	249,709

Goldman Sachs International
	20,095,000	--	3/14/13	3 month USD-LIBOR-BBA	3.37125%	1,084,889

	35,950,000	--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	2,055,054

	12,397,000	--	3/29/38	4.665%	3 month USD-LIBOR-BBA	(3,325,469)

	9,207,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,199,792

	3,433,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(515,694)

	435,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(67,848)

	47,348,000	22,312	10/24/10	3 month USD-LIBOR-BBA	2.60%	1,430,705

	7,181,000	(44,450)	11/18/18	3 month USD-LIBOR-BBA	4.10%	822,685

	12,022,000	(3,307)	11/18/10	3 month USD-LIBOR-BBA	2.35%	287,370

	8,348,000	30,418	11/18/13	3.45%	3 month USD-LIBOR-BBA	(547,202)

JPMorgan Chase Bank, N.A.
	661,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(83,113)

	2,050,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(277,569)

	984,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	133,320

	724,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(241,290)

	2,936,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(993,833)

	31,014,000	--	3/22/10	3 month USD-LIBOR-BBA	2.23%	315,750

	12,011,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	136,202

	831,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(74,650)

	12,772,000	--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(1,998,991)

	8,353,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	267,454

	4,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(441,887)

	13,758,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	446,788

	5,035,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	176,151

	28,571,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	972,141

	16,781,000	--	8/28/18	5.395%	3 month USD-LIBOR-BBA	(3,677,619)

	27,725,000	(81,555)	11/4/18	3 month USD-LIBOR-BBA	4.45%	4,162,180

	9,790,000	--	11/10/18	3 month USD-LIBOR-BBA	4.83%	1,825,968

	29,000,000	--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	502,011

	1,080,000	--	12/19/18	5%	3 month USD-LIBOR-BBA	(214,129)

	2,201,000	--	1/27/29	3 month USD-LIBOR-BBA	3.135%	(20,878)

	8,553,000	--	2/25/14	2.46%	3 month USD-LIBOR-BBA	(113,635)

	2,010,000	--	3/6/39	3.48%	3 month USD-LIBOR-BBA	(89,716)

	9,000,000	--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	14,424

	4,600,000	--	3/30/19	3 month USD-LIBOR-BBA	2.945%	28,260

UBS AG
	21,838,000	725,932	11/10/28	4.45%	3 month USD-LIBOR-BBA	(3,578,015)

	27,105,000	(688,566)	11/10/18	3 month USD-LIBOR-BBA	4.45%	3,447,527

	92,011,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,674,501

Total						$2,605,328

NOTES

(a) Percentages indicated are based on net assets of $152,039,472.

(b) The aggregate identified cost on a tax basis is $310,265,254, resulting in gross unrealized appreciation and depreciation of $15,342,270 and $5,976,969, respectively, or net unrealized appreciation of $9,365,301.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian or broker to cover collateral on certain swap contracts and margin requirements for futures contracts at March 31, 2009.

(i) Security purchased with cash or received, that was pledged to the fund for collateral on certain swap contracts.

At March 31, 2009, liquid assets totaling $96,936,008 have been designated as collateral for open forward commitments and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2009.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$24,384,669	$(1,394,612)

Level 2	295,245,886	(3,744,926)

Level 3	--	--

Total	$319,630,555	$(5,139,538)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$47,000,445	$48,141,733

Foreign exchange contracts	--	--

Credit contracts	--	--

Equity contracts	--	--

Total	$47,000,445	$48,141,733

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Advertising and marketing services (0.5%)
inVentiv Health, Inc. (NON)	3,700	$30,192
ValueClick, Inc. (NON)	5,600	47,656
		77,848

Aerospace and defense (1.1%)
Alliant Techsystems, Inc. (NON)	869	58,206
Cubic Corp.	2,076	52,585
Teledyne Technologies, Inc. (NON)	2,725	72,703
		183,494

Automotive (1.5%)
BorgWarner, Inc.	2,600	52,780
Harley-Davidson, Inc.	10,000	133,900
Oshkosh Corp.	9,300	62,682
		249,362

Banking (4.3%)
City Holding Co.	1,325	36,159
City National Corp.	2,200	74,294
Commerce Bancshares, Inc.	945	34,304
Cullen/Frost Bankers, Inc.	700	32,858
First Citizens BancShares, Inc. Class A	452	59,574
Independent Bank Corp.	1,442	21,270
International Bancshares Corp.	2,000	15,600
PacWest Bancorp	3,513	50,341
Seacoast Banking Corp. of Florida	4,085	12,378
Smithtown Bancorp, Inc.	2,223	25,075
SVB Financial Group (NON)	8,096	162,001
UCBH Holdings, Inc.	12,600	19,026
Webster Financial Corp.	4,587	19,495
Whitney Holding Corp.	6,978	79,898
Wilmington Trust Corp.	7,269	70,437
		712,710

Beverage (--%)
Coca-Cola Bottling Company Consolidated	112	5,830
		5,830

Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc. (NON)	3,461	56,622
		56,622

Broadcasting (--%)
Sinclair Broadcast Group, Inc. Class A	4,671	4,811
		4,811

Building materials (1.3%)
AAON, Inc.	2,178	39,465
Apogee Enterprises, Inc.	3,638	39,945
Lennox International, Inc.	5,524	146,165
		225,575

Chemicals (3.9%)
Ashland, Inc.	1,700	17,561
Balchem Corp.	1,200	30,156
CF Industries Holdings, Inc.	300	21,339
Compass Minerals International, Inc.	1,100	62,007
Cytec Industries, Inc.	1,800	27,036
Eastman Chemical Co.	1,589	42,585
FMC Corp.	2,516	108,540
International Flavors & Fragrances, Inc.	2,800	85,288
Lubrizol Corp. (The)	2,195	74,652
Olin Corp.	4,341	61,946
OM Group, Inc. (NON)	1,800	34,776
Spartech Corp.	3,000	7,380
Valspar Corp.	4,200	83,874
		657,140

Coal (0.3%)
Foundation Coal Holdings, Inc.	3,400	48,790
		48,790

Commercial and consumer services (2.7%)
Alliance Data Systems Corp. (NON)	2,400	88,680
Bowne & Co., Inc.	3,658	11,742
Brink's Home Security Holdings, Inc. (NON)	2,200	49,720
Chemed Corp.	2,133	82,974
Deluxe Corp.	3,183	30,652

Dun & Bradstreet Corp. (The)	1,200	92,400
EZCORP, Inc. Class A (NON)	4,670	54,032
Global Cash Access, Inc. (NON)	7,700	29,414
Pre-Paid Legal Services, Inc. (NON)	303	8,796
		448,410

Communications equipment (1.4%)
F5 Networks, Inc. (NON)	5,400	113,130
Syniverse Holdings, Inc. (NON)	8,000	126,080
		239,210

Computers (4.7%)
ANSYS, Inc. (NON)	4,300	107,930
Blackbaud, Inc.	6,100	70,821
Brocade Communications Systems, Inc. (NON)	37,900	130,755
Cogent, Inc. (NON)	2,100	24,990
Emulex Corp. (NON)	16,700	84,001
Jack Henry & Associates, Inc.	5,115	83,477
Logitech International SA (Switzerland) (NON)	8,100	83,268
Micros Systems, Inc. (NON)	3,839	71,981
MTS Systems Corp.	1,600	36,400
Polycom, Inc. (NON)	5,200	80,028
SPSS, Inc. (NON)	822	23,369
		797,020

Conglomerates (0.7%)
AMETEK, Inc.	3,993	124,861
		124,861

Construction (0.7%)
Chicago Bridge & Iron Co., NV (Netherlands)	5,235	32,823
Perini Corp. (NON)	6,857	84,341
		117,164

Consumer (1.4%)
CSS Industries, Inc.	2,000	34,000
Helen of Troy, Ltd. (Bermuda) (NON)	6,539	89,911
Hooker Furniture Corp.	1,700	14,348
Scotts Miracle-Gro Co. (The) Class A	2,834	98,340
		236,599

Consumer goods (1.0%)
Blyth, Inc.	1,005	26,261
Church & Dwight Co., Inc.	2,677	139,820
		166,081

Consumer services (1.3%)
Brink's Co. (The)	2,200	58,212
TrueBlue, Inc. (NON)	18,754	154,721
		212,933

Electric utilities (2.5%)
Alliant Energy Corp.	2,300	56,787
Avista Corp.	4,100	56,498
El Paso Electric Co. (NON)	5,400	76,086
Northwestern Corp.	3,500	75,180
Pinnacle West Capital Corp.	2,700	71,712
Westar Energy, Inc.	4,400	77,132
		413,395

Electrical equipment (0.6%)
Hubbell, Inc. Class B	3,511	94,657
		94,657

Electronics (2.6%)
International Rectifier Corp. (NON)	4,200	56,742
Intersil Corp. Class A	7,900	90,850
QLogic Corp. (NON)	8,400	93,408
Semtech Corp. (NON)	5,205	69,487
Synopsys, Inc. (NON)	4,057	84,102
Varian, Inc. (NON)	2,100	49,854
		444,443

Energy (oil field) (1.2%)
Basic Energy Services, Inc. (NON)	5,200	33,644
Core Laboratories NV (Netherlands)	600	43,896
Dresser-Rand Group, Inc. (NON)	3,500	77,350
ION Geophysical Corp. (NON)	5,700	8,892
Key Energy Services, Inc. (NON)	11,600	33,408
		197,190

Financial (--%)
MGIC Investment Corp.	5,834	8,284
		8,284

Forest products and packaging (1.0%)

Packaging Corp. of America	3,012	39,216
Sealed Air Corp.	4,900	67,620
Sonoco Products Co.	2,600	54,548
		161,384

Health-care services (5.8%)
Amedisys, Inc. (NON)	1,500	41,235
AMERIGROUP Corp. (NON)	5,462	150,423
IMS Health, Inc.	6,210	77,439
LifePoint Hospitals, Inc. (NON)	2,300	47,978
Lincare Holdings, Inc. (NON)	10,536	229,685
Medcath Corp. (NON)	4,004	29,109
Molina Healthcare, Inc. (NON)	4,000	76,080
Omega Healthcare Investors, Inc. (R)	6,963	98,039
RehabCare Group, Inc. (NON)	2,400	41,856
Universal Health Services, Inc. Class B	1,100	42,174
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	10,237	107,693
WellCare Health Plans, Inc. (NON)	2,200	24,750
		966,461

Homebuilding (0.6%)
NVR, Inc. (NON)	225	96,244
		96,244

Household furniture and appliances (0.1%)
American Woodmark Corp.	1,285	22,565
		22,565

Insurance (6.2%)
American Financial Group, Inc.	2,405	38,600
American Physicians Capital, Inc.	591	24,184
Amerisafe, Inc. (NON)	1,482	22,704
Aspen Insurance Holdings, Ltd. (Bermuda)	2,271	51,007
CNA Surety Corp. (NON)	3,901	71,934
Delphi Financial Group Class A	4,077	54,876
Endurance Specialty Holdings, Ltd. (Bermuda)	2,427	60,529
Hanover Insurance Group, Inc. (The)	2,027	58,418
Harleysville Group, Inc.	1,017	32,351
HCC Insurance Holdings, Inc.	2,853	71,867
IPC Holdings, Ltd. (Bermuda)	2,230	60,299
Odyssey Re Holdings Corp.	873	33,113
RenaissanceRe Holdings, Ltd.	1,400	69,216
Safety Insurance Group, Inc.	2,721	84,569
SeaBright Insurance Holdings, Inc. (NON)	3,789	39,633
Selective Insurance Group	5,914	71,914
Stancorp Financial Group	2,791	63,579
W.R. Berkley Corp.	3,275	73,851
Zenith National Insurance Corp.	2,596	62,590
		1,045,234

Investment banking/Brokerage (3.3%)
Affiliated Managers Group (NON)	1,928	80,417
Eaton Vance Corp.	8,654	197,744
FBR Capital Markets Corp. (NON)	4,400	14,476
Federated Investors, Inc.	2,100	46,746
Jefferies Group, Inc.	2,800	38,640
SEI Investments Co.	7,100	86,691
Waddell & Reed Financial, Inc. Class A	4,489	81,116
		545,830

Leisure (0.3%)
Polaris Industries, Inc.	2,500	53,600
		53,600

Machinery (2.0%)
AGCO Corp. (NON)	1,730	33,908
Applied Industrial Technologies, Inc.	6,918	116,707
Gardner Denver, Inc. (NON)	1,767	38,415
Kennametal, Inc.	3,500	56,735
Manitowoc Co., Inc. (The)	10,665	34,875
Regal-Beloit Corp.	1,945	59,595
		340,235

Manufacturing (0.7%)
EnPro Industries, Inc. (NON)	3,350	57,285
Roper Industries, Inc.	1,476	62,656
		119,941

Medical technology (1.6%)
Conmed Corp. (NON)	5,500	79,255
Hill-Rom Holdings, Inc.	4,500	44,505
Invacare Corp.	2,600	41,678
Sirona Dental Systems, Inc. (NON)	4,300	61,576
SurModics, Inc. (NON)	2,300	41,975
		268,989

Metals (1.3%)

Carpenter Technology Corp.	2,100	29,652
Century Aluminum Co. (NON)	9,420	19,876
Cliffs Natural Resources, Inc.	3,400	61,744
Reliance Steel & Aluminum Co.	2,509	66,062
Schnitzer Steel Industries, Inc. Class A	1,500	47,085
		224,419

Natural gas utilities (2.1%)
AGL Resources, Inc.	2,400	63,672
Atmos Energy Corp.	3,400	78,608
Energen Corp.	2,200	64,086
Southwest Gas Corp.	3,000	63,210
UGI Corp.	3,400	80,274
		349,850

Office equipment and supplies (0.3%)
Ennis Inc.	3,156	27,962
Steelcase, Inc.	5,763	28,873
		56,835

Oil and gas (3.7%)
Berry Petroleum Co. Class A	2,861	31,357
Cabot Oil & Gas Corp. Class A	3,200	75,424
Comstock Resources, Inc. (NON)	2,300	68,540
Encore Acquisition Co. (NON)	3,300	76,791
Forest Oil Corp. (NON)	2,415	31,757
Frontier Oil Corp.	2,900	37,091
Helmerich & Payne, Inc.	2,400	54,648
Petroleum Development Corp. (NON)	1,774	20,951
Swift Energy Co. (NON)	3,700	27,010
Tesoro Corp.	4,050	54,554
Unit Corp. (NON)	2,500	52,300
Vaalco Energy, Inc. (NON)	4,100	21,689
Whiting Petroleum Corp. (NON)	2,443	63,152
		615,264

Pharmaceuticals (4.5%)
Biovail Corp. (Canada)	12,800	140,160
Endo Pharmaceuticals Holdings, Inc. (NON)	4,349	76,890
King Pharmaceuticals, Inc. (NON)	27,943	197,557
Medicis Pharmaceutical Corp. Class A	7,927	98,057
Par Pharmaceutical Cos., Inc. (NON)	4,200	39,774
Watson Pharmaceuticals, Inc. (NON)	6,624	206,072
		758,510

Railroads (0.5%)
GATX Corp.	3,915	79,200
		79,200

Real estate (4.2%)
DiamondRock Hospitality Co. (R)	9,144	36,667
Entertainment Properties Trust (R)	894	14,089
Hospitality Properties Trust (R)	8,370	100,440
Kimco Realty Corp. (R)	3,100	23,622
LaSalle Hotel Properties (R)	3,500	20,440
LTC Properties, Inc. (R)	3,216	56,409
Macerich Co. (The) (R)	1,600	10,016
National Health Investors, Inc. (R)	5,414	145,474
National Retail Properties, Inc. (R)	9,499	150,464
Nationwide Health Properties, Inc. (R)	3,777	83,812
Taubman Centers, Inc. (R)	3,900	66,456
		707,889

Retail (9.2%)
Abercrombie & Fitch Co. Class A	3,000	71,400
Aeropostale, Inc. (NON)	10,300	273,568
AnnTaylor Stores Corp. (NON)	15,225	79,170
Books-A-Million, Inc.	8,218	37,803
Brown Shoe Co., Inc.	3,097	11,614
Buckle, Inc. (The)	1,887	60,252
Cato Corp. (The) Class A	1,598	29,211
Dollar Tree, Inc. (NON)	4,990	222,305
Jos. A. Bank Clothiers, Inc. (NON)	1,585	44,079
Nash Finch Co.	2,073	58,231
NBTY, Inc. (NON)	6,919	97,420
Systemax, Inc.	7,717	99,704
Timberland Co. (The) Class A (NON)	7,900	94,326
Toro Co. (The)	7,209	174,314
Wolverine World Wide, Inc.	12,003	187,006
		1,540,403

Schools (1.2%)
Career Education Corp. (NON)	8,177	195,921
		195,921

Semiconductor (1.5%)
Advantest Corp. ADR (Japan)	3,000	45,210

Hittite Microwave Corp. (NON)	1,300	40,560
KLA-Tencor Corp.	2,300	46,000
Lam Research Corp. (NON)	2,200	50,094
Novellus Systems, Inc. (NON)	3,680	61,198
		243,062

Shipping (0.6%)
Arkansas Best Corp.	2,734	52,001
General Maritime Corp.	3,350	23,450
Overseas Shipholding Group	900	20,403
		95,854

Software (4.2%)
Akamai Technologies, Inc. (NON)	7,000	135,799
Autodesk, Inc. (NON)	4,100	68,921
Citrix Systems, Inc. (NON)	3,936	89,111
McAfee, Inc. (NON)	2,400	80,400
MicroStrategy, Inc. (NON)	1,300	44,447
Omnicell, Inc. (NON)	3,100	24,242
Red Hat, Inc. (NON)	5,900	105,255
TIBCO Software, Inc. (NON)	15,000	88,050
Websense, Inc. (NON)	5,000	60,000
		696,225

Staffing (0.3%)
Administaff, Inc.	1,903	40,210
CDI Corp.	346	3,363
		43,573

Technology services (2.5%)
Acxiom Corp.	3,575	26,455
CSG Systems International, Inc. (NON)	84	1,200
FactSet Research Systems, Inc.	2,535	126,724
Fair Isaac Corp.	4,600	64,722
Global Payments, Inc.	2,800	93,548
IHS, Inc. Class A (NON)	1,900	78,242
LoopNet, Inc. (NON)	3,700	22,496
NIC, Inc.	100	520
		413,907

Telecommunications (2.1%)
ADTRAN, Inc.	4,027	65,278
CenturyTel, Inc.	6,100	171,532
NeuStar, Inc. Class A (NON)	6,400	107,200
		344,010

Textiles (0.2%)
Maidenform Brands, Inc. (NON)	3,324	30,448
Perry Ellis International, Inc. (NON)	2,136	7,391
		37,839

Tobacco (0.3%)
Universal Corp.	1,619	48,440
		48,440

Toys (1.7%)
Hasbro, Inc.	10,200	255,713
Jakks Pacific, Inc. (NON)	1,708	21,094
		276,807

Transportation services (0.3%)
HUB Group, Inc. Class A (NON)	1,821	30,957
Pacer International, Inc.	4,461	15,614
		46,571

Trucks and parts (2.1%)
Autoliv, Inc. (Sweden)	10,786	200,295
Superior Industries International, Inc.	3,900	46,215
WABCO Holdings, Inc.	8,800	108,328
		354,838

Total common stocks (cost $23,943,570)		$16,472,329

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	499	$20,928
iShares Russell Midcap Index Fund	154	8,318
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	143	12,677

Total investment companies (cost $42,221)		$41,923

SHORT-TERM INVESTMENTS (1.8%)(a)
	Shares	Value

Federated Prime Obligations Fund	309,697	$309,697

Total short-term investments (cost $309,697)	$309,697

TOTAL INVESTMENTS

Total investments (cost $24,295,488)(b)	$16,823,949

NOTES

(a) Percentages indicated are based on net assets of $16,747,763.

(b) The aggregate identified cost on a tax basis is $25,242,252, resulting in gross unrealized appreciation and depreciation of $788,249 and $9,206,552, respectively, or net unrealized depreciation of $8,418,303.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$16,823,949	$--

Level 2	--	--

Level 3	--	--

Total	$16,823,949	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund
The fund's portfolio
3/31/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (35.2%)(a)

		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,781,000	$1,536,977
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049		2,514,000	2,083,138
FRB Ser. 07-3, Class A3, 5.837s, 2049		148,000	95,087
Ser. 07-2, Class A2, 5.634s, 2049		439,000	354,369
Ser. 05-6, Class A2, 5.165s, 2047		980,000	886,272
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051		44,352,054	737,033
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	25,000
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	107,892
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.948s, 2036		2,652,370	1,246,614
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.556s, 2022		476,000	244,865
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037		2,968,200	177,498
Ser. 07-5A, IO, 1.55s, 2037		829,274	61,698
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		1,982,522	832,988
FRB Ser. 06-6, Class 2A1, 5.891s, 2036		976,918	445,125
FRB Ser. 05-7, Class 23A1, 5.649s, 2035		1,811,428	785,946
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.186s, 2032		189,000	106,500
Ser. 07-PW17, Class A3, 5.736s, 2050		1,832,000	1,198,989
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		52,536,886	305,623
Broadgate Financing PLC sec. FRB Ser. D, 2.417s, 2023
(United Kingdom)	GBP	264,475	94,841
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.198s, 2036		$1,283,041	658,999
IFB Ser. 07-6, Class 2A5, IO, 6.128s, 2037		1,240,716	96,156
FRB Ser. 06-AR7, Class 2A2A, 5.645s, 2036		2,602,053	988,780
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		30,670,160	107,296
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.078s, 2034		1,403,921	80,725
Ser. 06-J8, Class A4, 6s, 2037		2,061,926	1,081,223
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,774,274	1,136,714
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.675s, 2035		3,084,495	1,418,868
FRB Ser. 05-HYB4, Class 2A1, 4.895s, 2035		6,969,015	3,554,198
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 5.43s, 2035		1,543,157	105,369
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039		711,000	539,015
Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	5,489,528
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 1.122s, 2017		179,000	98,450
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	768,168
Ser. 98-C1, Class F, 6s, 2040		758,000	379,000
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	13,351
FRB Ser. 05-TFLA, Class L, 2.406s, 2020		534,000	267,000
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.344s, 2031		2,344,066	46,347
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	124,383
European Loan Conduit 144A FRB Ser. 22A, Class D,
3.043s, 2014 (United Kingdom)	GBP	371,000	106,432
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 3.019s, 2014 (United Kingdom)	GBP	198,599	56,974
Fannie Mae
IFB Ser. 06-70, Class SM, 50.389s, 2036		$140,389	210,308
IFB Ser. 06-62, Class PS, 36.769s, 2036		360,692	513,906
IFB Ser. 06-76, Class QB, 36.469s, 2036		1,015,535	1,448,143
IFB Ser. 07-W7, Class 1A4, 36.049s, 2037		407,997	522,236
IFB Ser. 06-104, Class GS, 31.905s, 2036		226,635	295,131
IFB Ser. 05-25, Class PS, 25.864s, 2035		531,949	676,857

IFB Ser. 05-115, Class NQ, 22.98s, 2036	181,327	211,454
IFB Ser. 05-74, Class CP, 22.836s, 2035	314,948	352,455
IFB Ser. 06-27, Class SP, 22.653s, 2036	493,191	629,688
IFB Ser. 06-8, Class HP, 22.653s, 2036	535,498	684,118
IFB Ser. 06-8, Class WK, 22.653s, 2036	854,919	1,083,522
IFB Ser. 05-99, Class SA, 22.653s, 2035	366,351	457,312
IFB Ser. 05-95, Class OP, 18.743s, 2035	238,036	281,108
IFB Ser. 05-74, Class CS, 18.585s, 2035	359,396	437,882
IFB Ser. 05-83, Class QP, 16.037s, 2034	130,955	139,441
Ser. 383, Class 90, IO, 8s, 2037	71,282	9,098
Ser. 02-T4, Class A3, 7 1/2s, 2041	495	530
Ser. 01-T3, Class A1, 7 1/2s, 2040	101,697	108,975
Ser. 01-T1, Class A1, 7 1/2s, 2040	306,430	328,359
Ser. 99-T2, Class A1, 7 1/2s, 2039	121,091	129,227
Ser. 386, Class 26, IO, 7 1/2s, 2038	102,520	9,371
Ser. 386, Class 27, IO, 7 1/2s, 2037	72,443	10,320
Ser. 386, Class 28, IO, 7 1/2s, 2037	74,833	10,669
Ser. 383, Class 88, IO, 7 1/2s, 2037	111,324	15,704
Ser. 383, Class 89, IO, 7 1/2s, 2037	86,762	12,246
Ser. 383, Class 87, IO, 7 1/2s, 2037	139,202	19,515
IFB Ser. 07-W6, Class 6A2, IO, 7.278s, 2037	655,790	60,661
IFB Ser. 06-90, Class SE, IO, 7.278s, 2036	1,644,526	180,622
IFB Ser. 04-51, Class XP, IO, 7.178s, 2034	1,735,287	146,754
IFB Ser. 03-66, Class SA, IO, 7.128s, 2033	627,166	56,370
IFB Ser. 08-7, Class SA, IO, 7.028s, 2038	3,678,095	444,707
Ser. 386, Class 24, IO, 7s, 2038	88,894	7,453
Ser. 386, Class 25, IO, 7s, 2038	94,514	10,478
Ser. 386, Class 22, IO, 7s, 2038	122,842	10,342
Ser. 386, Class 21, IO, 7s, 2037	138,483	11,608
Ser. 386, Class 23, IO, 7s, 2037	135,861	11,432
Ser. 383, Class 84, IO, 7s, 2037	128,366	11,065
Ser. 383, Class 85, IO, 7s, 2037	81,845	7,122
Ser. 383, Class 86, IO, 7s, 2037	77,018	9,623
Ser. 383, Class 79, IO, 7s, 2037	126,659	10,407
Ser. 383, Class 80, IO, 7s, 2037	283,980	26,446
Ser. 383, Class 81, IO, 7s, 2037	154,220	12,673
Ser. 383, Class 82, IO, 7s, 2037	152,659	13,050
Ser. 383, Class 83, IO, 7s, 2037	129,363	10,980
IFB Ser. 07-W6, Class 5A2, IO, 6.768s, 2037	1,015,037	88,816
IFB Ser. 07-W2, Class 3A2, IO, 6.758s, 2037	899,667	78,721
IFB Ser. 06-115, Class BI, IO, 6.738s, 2036	955,737	76,447
IFB Ser. 05-113, Class AI, IO, 6.708s, 2036	520,791	41,109
IFB Ser. 06-125, Class SM, IO, 6.678s, 2037	907,402	78,221
IFB Ser. 06-58, Class SQ, IO, 6.678s, 2036	4,090,570	302,416
IFB Ser. 08-36, Class YI, IO, 6.678s, 2036	1,569,415	143,419
IFB Ser. 06-43, Class SU, IO, 6.678s, 2036	298,385	26,965
IFB Ser. 06-24, Class QS, IO, 6.678s, 2036	762,079	86,778
IFB Ser. 06-60, Class SI, IO, 6.628s, 2036	2,258,240	227,605
IFB Ser. 06-60, Class UI, IO, 6.628s, 2036	397,876	30,116
IFB Ser. 04-24, Class CS, IO, 6.628s, 2034	250,321	19,707
IFB Ser. 07-W7, Class 3A2, IO, 6.608s, 2037	1,339,928	125,310
IFB Ser. 06-60, Class DI, IO, 6.548s, 2035	1,199,958	87,604
IFB Ser. 03-130, Class BS, IO, 6.528s, 2033	2,123,505	197,573
Ser. 386, Class 19, IO, 6 1/2s, 2038	130,720	12,095
Ser. 386, Class 17, IO, 6 1/2s, 2037	202,114	19,074
Ser. 386, Class 16, IO, 6 1/2s, 2037	138,100	13,478
Ser. 383, Class 62, IO, 6 1/2s, 2037	181,213	17,606
Ser. 383, Class 69, IO, 6 1/2s, 2037	103,078	11,829
Ser. 383, Class 63, IO, 6 1/2s, 2037	142,366	14,059
Ser. 383, Class 64, IO, 6 1/2s, 2037	260,159	24,227
Ser. 383, Class 67, IO, 6 1/2s, 2037	138,100	13,235
Ser. 383, Class 68, IO, 6 1/2s, 2037	85,166	8,312
Ser. 383, Class 58, IO, 6 1/2s, 2037	296,544	27,060
Ser. 383, Class 59, IO, 6 1/2s, 2037	190,007	18,188
Ser. 383, Class 61, IO, 6 1/2s, 2037	150,591	14,353
Ser. 383, Class 65, IO, 6 1/2s, 2037	180,334	17,829
Ser. 383, Class 66, IO, 6 1/2s, 2037	185,624	18,383
Ser. 383, Class 77, IO, 6 1/2s, 2037	109,040	10,638
Ser. 383, Class 78, IO, 6 1/2s, 2037	112,060	12,932
Ser. 383, Class 73, IO, 6 1/2s, 2037	245,375	22,851
Ser. 383, Class 76, IO, 6 1/2s, 2037	150,649	14,984
Ser. 383, Class 70, IO, 6 1/2s, 2037	372,068	34,649
Ser. 383, Class 74, IO, 6 1/2s, 2037	204,074	19,004
Ser. 383, Class 71, IO, 6 1/2s, 2036	160,198	15,171
Ser. 383, Class 75, IO, 6 1/2s, 2036	129,074	12,431
Ser. 383, Class 101, IO, 6 1/2s, 2022	65,373	5,678
IFB Ser. 03-34, Class WS, IO, 6.478s, 2029	2,016,851	159,164
IFB Ser. 08-20, Class SA, IO, 6.468s, 2038	500,080	42,086
IFB Ser. 08-10, Class LI, IO, 6.458s, 2038	2,043,971	210,087
IFB Ser. 08-41, Class S, IO, 6.278s, 2036	3,786,117	292,537
IFB Ser. 07-39, Class LI, IO, 6.248s, 2037	3,282,446	284,293
IFB Ser. 07-23, Class SI, IO, 6.248s, 2037	278,658	20,442
IFB Ser. 07-54, Class CI, IO, 6.238s, 2037	961,823	91,981
IFB Ser. 07-39, Class PI, IO, 6.238s, 2037	625,375	45,772
IFB Ser. 07-42, Class SD, IO, 6.238s, 2037	278,653	18,327
IFB Ser. 07-28, Class SE, IO, 6.228s, 2037	173,740	16,477
IFB Ser. 07-22, Class S, IO, 6.228s, 2037	15,242,323	1,409,361
IFB Ser. 06-128, Class SH, IO, 6.228s, 2037	681,719	51,677
IFB Ser. 06-79, Class SI, IO, 6.228s, 2036	511,949	48,526
IFB Ser. 05-90, Class SP, IO, 6.228s, 2035	486,670	44,889
IFB Ser. 05-12, Class SC, IO, 6.228s, 2035	602,611	63,523
IFB Ser. 07-W5, Class 2A2, IO, 6.218s, 2037	385,316	31,616
IFB Ser. 07-30, Class IE, IO, 6.218s, 2037	1,913,862	270,861
IFB Ser. 06-123, Class CI, IO, 6.218s, 2037	1,607,486	151,287
IFB Ser. 06-123, Class UI, IO, 6.218s, 2037	1,742,816	165,373
IFB Ser. 07-15, Class BI, IO, 6.178s, 2037	2,913,611	257,732
IFB Ser. 06-126, Class CS, IO, 6.178s, 2037	1,261,663	103,485
IFB Ser. 06-16, Class SM, IO, 6.178s, 2036	1,781,549	197,148
IFB Ser. 05-95, Class CI, IO, 6.178s, 2035	841,974	90,622

IFB Ser. 05-84, Class SG, IO, 6.178s, 2035	1,386,184	121,101
IFB Ser. 05-57, Class NI, IO, 6.178s, 2035	345,788	24,460
IFB Ser. 05-29, Class SX, IO, 6.178s, 2035	1,132,561	82,418
IFB Ser. 05-57, Class DI, IO, 6.178s, 2035	604,921	48,887
IFB Ser. 04-92, Class S, IO, 6.178s, 2034	2,718,637	205,550
IFB Ser. 06-104, Class EI, IO, 6.168s, 2036	1,034,760	90,026
IFB Ser. 05-83, Class QI, IO, 6.168s, 2035	232,489	19,430
IFB Ser. 06-128, Class GS, IO, 6.158s, 2037	1,071,112	99,822
IFB Ser. 06-114, Class IS, IO, 6.128s, 2036	752,136	61,890
IFB Ser. 06-116, Class ES, IO, 6.128s, 2036	142,668	10,608
IFB Ser. 04-92, Class SQ, IO, 6.128s, 2034	1,129,358	111,200
IFB Ser. 06-115, Class IE, IO, 6.118s, 2036	582,127	49,096
IFB Ser. 06-117, Class SA, IO, 6.118s, 2036	875,997	72,807
IFB Ser. 06-121, Class SD, IO, 6.118s, 2036	109,952	9,743
IFB Ser. 06-109, Class SG, IO, 6.108s, 2036	259,600	21,622
IFB Ser. 06-104, Class SY, IO, 6.098s, 2036	232,421	17,050
IFB Ser. 06-109, Class SH, IO, 6.098s, 2036	755,205	85,865
IFB Ser. 06-111, Class SA, IO, 6.098s, 2036	6,178,728	582,722
IFB Ser. 07-W6, Class 4A2, IO, 6.078s, 2037	4,254,537	372,272
IFB Ser. 06-128, Class SC, IO, 6.078s, 2037	920,809	77,873
IFB Ser. 06-116, Class S, IO, 6.078s, 2036	1,541,805	121,789
IFB Ser. 06-43, Class SI, IO, 6.078s, 2036	1,403,071	117,141
IFB Ser. 06-8, Class JH, IO, 6.078s, 2036	2,964,362	264,955
IFB Ser. 05-122, Class SG, IO, 6.078s, 2035	875,276	86,871
IFB Ser. 06-101, Class SA, IO, 6.058s, 2036	2,976,731	248,289
IFB Ser. 06-92, Class LI, IO, 6.058s, 2036	867,019	71,899
IFB Ser. 06-99, Class AS, IO, 6.058s, 2036	374,427	34,839
IFB Ser. 06-17, Class SI, IO, 6.058s, 2036	831,811	70,649
IFB Ser. 06-98, Class SQ, IO, 6.048s, 2036	10,861,940	939,815
IFB Ser. 06-60, Class YI, IO, 6.048s, 2036	1,974,711	189,533
IFB Ser. 06-85, Class TS, IO, 6.038s, 2036	2,012,933	148,524
IFB Ser. 06-95, Class SH, IO, 6.028s, 2036	1,797,266	139,136
IFB Ser. 07-75, Class PI, IO, 6.018s, 2037	1,104,798	82,434
Ser. 389, Class 6, IO, 6s, 2038	176,267	17,186
Ser. 386, Class 10, IO, 6s, 2038	98,648	9,772
Ser. 386, Class 11, IO, 6s, 2038	86,960	7,736
Ser. 383, Class 46, IO, 6s, 2038	424,520	38,737
Ser. 383, Class 47, IO, 6s, 2038	375,682	34,281
Ser. 383, Class 48, IO, 6s, 2038	337,014	33,280
Ser. 383, Class 52, IO, 6s, 2038	136,348	13,003
Ser. 386, Class 9, IO, 6s, 2038	597,720	55,289
Ser. 383, Class 32, IO, 6s, 2038	582,162	57,489
Ser. 383, Class 33, IO, 6s, 2038	495,889	48,969
Ser. 383, Class 37, IO, 6s, 2038	192,813	18,161
Ser. 386, Class 7, IO, 6s, 2038	735,638	70,345
Ser. 383, Class 34, IO, 6s, 2037	203,171	20,063
Ser. 383, Class 35, IO, 6s, 2037	166,861	15,633
Ser. 383, Class 36, IO, 6s, 2037	130,891	12,260
Ser. 383, Class 38, IO, 6s, 2037	82,946	7,698
Ser. 383, Class 50, IO, 6s, 2037	229,765	20,966
Ser. 386, Class 6, IO, 6s, 2037	353,980	33,407
Ser. 383, Class 49, IO, 6s, 2037	173,467	17,155
Ser. 383, Class 51, IO, 6s, 2037	178,046	16,180
Ser. 383, Class 53, IO, 6s, 2037	79,176	7,830
Ser. 383, Class 57, IO, 6s, 2037	109,184	12,162
Ser. 383, Class 100, IO, 6s, 2022	69,759	6,955
Ser. 383, Class 98, IO, 6s, 2022	182,791	15,311
Ser. 383, Class 99, IO, 6s, 2022	80,897	6,649
IFB Ser. 07-88, Class MI, IO, 5.998s, 2037	313,866	28,087
IFB Ser. 07-103, Class AI, IO, 5.978s, 2037	4,229,541	336,841
IFB Ser. 07-15, Class NI, IO, 5.978s, 2022	1,648,858	127,550
IFB Ser. 07-106, Class SM, IO, 5.938s, 2037	2,546,617	188,325
IFB Ser. 08-3, Class SC, IO, 5.928s, 2038	1,675,708	158,014
IFB Ser. 07-109, Class XI, IO, 5.928s, 2037	751,754	68,379
IFB Ser. 07-109, Class YI, IO, 5.928s, 2037	915,648	66,515
IFB Ser. 07-W8, Class 2A2, IO, 5.928s, 2037	1,830,082	115,727
IFB Ser. 07-88, Class JI, IO, 5.928s, 2037	1,103,524	91,852
IFB Ser. 06-79, Class SH, IO, 5.928s, 2036	1,773,797	186,956
IFB Ser. 07-54, Class KI, IO, 5.918s, 2037	471,370	37,030
IFB Ser. 07-30, Class JS, IO, 5.918s, 2037	1,700,066	153,877
IFB Ser. 07-30, Class LI, IO, 5.918s, 2037	1,798,465	146,323
IFB Ser. 07-14, Class ES, IO, 5.918s, 2037	1,065,223	76,387
IFB Ser. 07-W2, Class 1A2, IO, 5.908s, 2037	823,895	64,964
IFB Ser. 07-106, Class SN, IO, 5.888s, 2037	1,074,921	78,012
IFB Ser. 07-54, Class IA, IO, 5.888s, 2037	835,844	73,918
IFB Ser. 07-54, Class IB, IO, 5.888s, 2037	835,844	73,918
IFB Ser. 07-54, Class IC, IO, 5.888s, 2037	835,844	73,918
IFB Ser. 07-54, Class ID, IO, 5.888s, 2037	835,844	73,918
IFB Ser. 07-54, Class IE, IO, 5.888s, 2037	835,844	73,918
IFB Ser. 07-54, Class IF, IO, 5.888s, 2037	1,346,365	109,365
IFB Ser. 07-54, Class NI, IO, 5.888s, 2037	830,887	62,195
IFB Ser. 07-54, Class UI, IO, 5.888s, 2037	1,253,973	112,770
IFB Ser. 07-91, Class AS, IO, 5.878s, 2037	715,533	53,892
IFB Ser. 07-91, Class HS, IO, 5.878s, 2037	775,658	67,022
IFB Ser. 07-15, Class CI, IO, 5.858s, 2037	2,989,422	264,399
IFB Ser. 06-124, Class SC, IO, 5.858s, 2037	990,338	74,819
IFB Ser. 06-115, Class JI, IO, 5.858s, 2036	2,155,476	176,639
IFB Ser. 07-109, Class PI, IO, 5.828s, 2037	1,147,427	91,164
IFB Ser. 06-123, Class LI, IO, 5.798s, 2037	1,449,696	108,988
IFB Ser. 08-1, Class NI, IO, 5.728s, 2037	1,840,688	161,006
IFB Ser. 08-10, Class GI, IO, 5.708s, 2038	1,078,747	80,694
IFB Ser. 08-13, Class SA, IO, 5.698s, 2038	5,084,769	363,490
IFB Ser. 07-39, Class AI, IO, 5.598s, 2037	1,557,090	111,737
IFB Ser. 07-32, Class SD, IO, 5.588s, 2037	995,617	73,932
IFB Ser. 07-30, Class UI, IO, 5.578s, 2037	816,259	73,607
IFB Ser. 07-32, Class SC, IO, 5.578s, 2037	1,426,459	119,463
IFB Ser. 07-1, Class CI, IO, 5.578s, 2037	942,660	78,016
IFB Ser. 05-14, Class SE, IO, 5.528s, 2035	628,050	44,635
Ser. 383, Class 18, IO, 5 1/2s, 2038	675,594	66,715

Ser. 383, Class 19, IO, 5 1/2s, 2038	614,978	60,729
Ser. 383, Class 25, IO, 5 1/2s, 2038	104,301	8,941
Ser. 386, Class 4, IO, 5 1/2s, 2037	153,228	13,247
Ser. 386, Class 5, IO, 5 1/2s, 2037	97,804	8,513
Ser. 383, Class 15, IO, 5 1/2s, 2037	92,122	7,796
Ser. 383, Class 4, IO, 5 1/2s, 2037	931,879	80,151
Ser. 383, Class 5, IO, 5 1/2s, 2037	592,312	59,972
Ser. 383, Class 6, IO, 5 1/2s, 2037	531,415	49,820
Ser. 383, Class 7, IO, 5 1/2s, 2037	523,484	49,077
Ser. 383, Class 8, IO, 5 1/2s, 2037	216,098	20,259
Ser. 383, Class 9, IO, 5 1/2s, 2037	206,265	19,337
Ser. 383, Class 20, IO, 5 1/2s, 2037	384,233	37,943
Ser. 383, Class 21, IO, 5 1/2s, 2037	363,252	35,871
Ser. 383, Class 22, IO, 5 1/2s, 2037	245,501	24,243
Ser. 383, Class 23, IO, 5 1/2s, 2037	221,010	21,825
Ser. 383, Class 24, IO, 5 1/2s, 2037	152,526	13,317
Ser. 383, Class 26, IO, 5 1/2s, 2037	113,991	11,960
Ser. 383, Class 95, IO, 5 1/2s, 2022	291,388	26,225
Ser. 383, Class 97, IO, 5 1/2s, 2022	121,513	11,997
Ser. 383, Class 94, IO, 5 1/2s, 2022	152,647	12,084
Ser. 383, Class 96, IO, 5 1/2s, 2022	157,410	11,547
IFB Ser. 04-46, Class PJ, IO, 5.478s, 2034	762,381	66,882
IFB Ser. 08-1, Class BI, IO, 5.388s, 2038	2,545,084	170,085
IFB Ser. 07-75, Class ID, IO, 5.348s, 2037	1,219,756	99,099
Ser. 383, Class 2, IO, 5s, 2037	105,287	13,215
Ser. 383, Class 92, IO, 5s, 2022	129,482	10,123
Ser. 383, Class 93, IO, 5s, 2022	78,472	7,986
Ser. 03-W17, Class 12, IO, 1.143s, 2033	1,576,531	37,087
Ser. 00-T6, IO, 0.77s, 2030	2,562,047	59,183
Ser. 03-W10, Class 3A, IO, 0.631s, 2043	2,721,258	32,835
Ser. 03-W10, Class 1A, IO, 0.593s, 2043	2,315,588	23,039
Ser. 02-T18, IO, 0.513s, 2042	4,307,088	46,785
Ser. 06-56, Class XF, zero %, 2036	75,092	70,486
Ser. 06-47, Class VO, Principal Only (PO), zero %, 2036	90,737	86,002
Ser. 08-37, Class DO, PO, zero %, 2033	244,000	211,453
Ser. 04-61, Class JO, PO, zero %, 2032	192,412	180,439
Ser. 326, Class 1, PO, zero %, 2032	171,150	157,212
Ser. 318, Class 1, PO, zero %, 2032	64,396	59,352
Ser. 314, Class 1, PO, zero %, 2031	308,157	285,044
Ser. 99-51, Class N, PO, zero %, 2029	46,791	41,358
FRB Ser. 05-91, Class EF, zero %, 2035	56,561	52,106
FRB Ser. 06-54, Class CF, zero %, 2035	88,549	87,177
FRB Ser. 05-77, Class HF, zero %, 2034	127,843	121,236
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.578s, 2043	539,471	49,564
Ser. T-58, Class 4A, 7 1/2s, 2043	2,200	2,332
Ser. T-57, Class 1AX, IO, 0.447s, 2043	1,253,597	13,288
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.248s, 2020	3,460,404	96,718
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8s, 2039	199,614	192,595
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	35,100
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	201,150
Freddie Mac
IFB Ser. 3182, Class PS, 26 3/8s, 2032	271,997	362,570
IFB Ser. 3182, Class SP, 26 3/8s, 2032	330,007	341,848
IFB Ser. 3211, Class SI, IO, 25.327s, 2036	299,588	130,369
IFB Ser. 2979, Class AS, 22.234s, 2034	134,429	160,401
IFB Ser. 3065, Class DC, 18.191s, 2035	508,457	614,940
IFB Ser. 3184, Class SP, IO, 6.794s, 2033	1,461,370	131,126
IFB Ser. 3345, Class SI, IO, 6.764s, 2036	4,834,797	485,414
IFB Ser. 2882, Class LS, IO, 6.644s, 2034	482,331	43,125
IFB Ser. 3200, Class SB, IO, 6.594s, 2036	1,062,678	87,140
IFB Ser. 3149, Class SE, IO, 6.594s, 2036	830,701	77,048
IFB Ser. 3203, Class SH, IO, 6.584s, 2036	849,729	86,113
IFB Ser. 2594, Class SE, IO, 6.494s, 2030	261,926	13,558
IFB Ser. 2828, Class TI, IO, 6.494s, 2030	420,605	37,074
IFB Ser. 3397, Class GS, IO, 6.444s, 2037	650,613	53,673
IFB Ser. 3311, Class BI, IO, 6.204s, 2037	1,394,332	117,827
IFB Ser. 3297, Class BI, IO, 6.204s, 2037	2,702,482	236,462
IFB Ser. 3287, Class SD, IO, 6.194s, 2037	953,319	82,556
IFB Ser. 3281, Class BI, IO, 6.194s, 2037	473,858	37,623
IFB Ser. 3281, Class CI, IO, 6.194s, 2037	471,641	37,296
IFB Ser. 3249, Class SI, IO, 6.194s, 2036	423,082	40,581
IFB Ser. 3028, Class ES, IO, 6.194s, 2035	1,400,521	150,185
IFB Ser. 3042, Class SP, IO, 6.194s, 2035	715,123	60,536
IFB Ser. 3316, Class SA, IO, 6.174s, 2037	1,187,761	108,705
IFB Ser. 3236, Class ES, IO, 6.144s, 2036	83,243	5,349
IFB Ser. 3136, Class NS, IO, 6.144s, 2036	614,691	58,362
IFB Ser. 2950, Class SM, IO, 6.144s, 2016	348,311	25,140
IFB Ser. 3256, Class S, IO, 6.134s, 2036	1,626,642	136,294
IFB Ser. 3031, Class BI, IO, 6.134s, 2035	459,613	42,237
IFB Ser. 3370, Class TS, IO, 6.114s, 2037	3,107,509	266,323
IFB Ser. 3244, Class SB, IO, 6.104s, 2036	680,481	51,363
IFB Ser. 3244, Class SG, IO, 6.104s, 2036	798,644	68,463
IFB Ser. 3236, Class IS, IO, 6.094s, 2036	1,329,561	99,144
IFB Ser. 3033, Class SG, IO, 6.094s, 2035	730,436	59,919
IFB Ser. 3114, Class TS, IO, 6.094s, 2030	2,640,290	207,965
IFB Ser. 3128, Class JI, IO, 6.074s, 2036	283,445	25,243
IFB Ser. 3240, Class S, IO, 6.064s, 2036	2,458,971	211,673
IFB Ser. 3229, Class BI, IO, 6.064s, 2036	89,190	6,537
IFB Ser. 3065, Class DI, IO, 6.064s, 2035	352,870	34,275
IFB Ser. 3210, Class S, IO, 6.044s, 2036	252,988	15,255
IFB Ser. 3145, Class GI, IO, 6.044s, 2036	232,586	21,878
IFB Ser. 3510, Class IB, IO, 6.044s, 2036	865,250	101,018
IFB Ser. 3218, Class AS, IO, 6.024s, 2036	882,153	68,519

IFB Ser. 3221, Class SI, IO, 6.024s, 2036	1,069,313	83,786
IFB Ser. 3424, Class XI, IO, 6.014s, 2036	1,797,176	135,732
IFB Ser. 3485, Class SI, IO, 5.994s, 2036	547,404	50,202
IFB Ser. 3202, Class PI, IO, 5.984s, 2036	3,011,404	243,120
IFB Ser. 3355, Class AI, IO, 5.944s, 2037	1,655,628	118,494
IFB Ser. 3355, Class MI, IO, 5.944s, 2037	766,382	55,481
IFB Ser. 3201, Class SG, IO, 5.944s, 2036	1,387,179	115,940
IFB Ser. 3203, Class SE, IO, 5.944s, 2036	1,227,846	99,456
IFB Ser. 3238, Class LI, IO, 5.934s, 2036	897,133	71,232
IFB Ser. 3171, Class PS, IO, 5.929s, 2036	1,123,685	102,978
IFB Ser. 3152, Class SY, IO, 5.924s, 2036	2,236,713	195,041
IFB Ser. 3510, Class DI, IO, 5.924s, 2035	1,402,016	118,428
IFB Ser. 3181, Class PS, IO, 5.914s, 2036	721,481	64,940
IFB Ser. 3366, Class SA, IO, 5.894s, 2037	1,655,091	137,998
IFB Ser. 3284, Class BI, IO, 5.894s, 2037	775,229	60,034
IFB Ser. 3260, Class SA, IO, 5.894s, 2037	781,609	52,583
IFB Ser. 3199, Class S, IO, 5.894s, 2036	1,983,711	130,012
IFB Ser. 3284, Class LI, IO, 5.884s, 2037	2,418,994	205,213
IFB Ser. 3281, Class AI, IO, 5.874s, 2037	3,022,066	245,210
IFB Ser. 3261, Class SA, IO, 5.874s, 2037	732,907	60,113
IFB Ser. 3359, Class SN, IO, 5.864s, 2037	1,138,901	87,803
IFB Ser. 3311, Class EI, IO, 5.854s, 2037	932,523	72,372
IFB Ser. 3311, Class IA, IO, 5.854s, 2037	1,272,623	104,839
IFB Ser. 3311, Class IB, IO, 5.854s, 2037	1,272,623	104,839
IFB Ser. 3311, Class IC, IO, 5.854s, 2037	1,272,623	104,839
IFB Ser. 3311, Class ID, IO, 5.854s, 2037	1,272,623	104,839
IFB Ser. 3311, Class IE, IO, 5.854s, 2037	1,915,120	157,768
IFB Ser. 3311, Class PI, IO, 5.854s, 2037	1,230,100	96,519
IFB Ser. 3265, Class SC, IO, 5.854s, 2037	497,059	36,479
IFB Ser. 3375, Class MS, IO, 5.844s, 2037	4,742,260	338,631
IFB Ser. 3240, Class GS, IO, 5.824s, 2036	1,501,932	118,412
IFB Ser. 3257, Class SI, IO, 5.764s, 2036	646,995	49,857
IFB Ser. 3225, Class JY, IO, 5.734s, 2036	2,809,974	229,257
IFB Ser. 3416, Class BI, IO, 5.694s, 2038	3,569,736	297,952
IFB Ser. 3502, Class DS, IO, 5.594s, 2039	588,578	43,279
IFB Ser. 3339, Class TI, IO, 5.584s, 2037	1,859,658	139,177
IFB Ser. 3284, Class CI, IO, 5.564s, 2037	3,780,498	306,708
IFB Ser. 3016, Class SQ, IO, 5.554s, 2035	907,818	54,879
IFB Ser. 3397, Class SQ, IO, 5.414s, 2037	1,795,105	133,344
IFB Ser. 3500, Class SE, IO, 5.394s, 2039	608,322	28,141
IFB Ser. 3384, Class ST, IO, 5.344s, 2037	1,205,572	79,077
IFB Ser. 3424, Class UI, IO, 5.204s, 2037	1,244,710	85,207
Ser. 3300, PO, zero %, 2037	486,075	425,923
Ser. 3226, Class YI, IO, zero %, 2036	2,141,780	1,112
Ser. 3176, Class YO, PO, zero %, 2036	100,000	97,440
Ser. 2587, Class CO, PO, zero %, 2032	161,514	150,432
Ser. 201, PO, zero %, 2029	186,746	158,975
FRB Ser. 3345, Class TY, zero %, 2037	145,946	132,090
FRB Ser. 3326, Class XF, zero %, 2037	110,319	105,544
FRB Ser. 3235, Class TP, zero %, 2036	51,970	49,787
FRB Ser. 3283, Class KF, zero %, 2036	51,694	50,372
FRB Ser. 3226, Class YW, zero %, 2036	199,446	187,908
FRB Ser. 3332, Class UA, zero %, 2036	52,557	50,203
FRB Ser. 3251, Class TC, zero %, 2036	457,181	447,183
FRB Ser. 3130, Class JF, zero %, 2036	189,581	185,460
FRB Ser. 3047, Class BD, zero %, 2035	117,382	105,410
FRB Ser. 3326, Class WF, zero %, 2035	122,704	112,482
FRB Ser. 3030, Class EF, zero %, 2035	64,611	56,186
FRB Ser. 3412, Class UF, zero %, 2035	331,696	314,304
FRB Ser. 2980, Class BU, zero %, 2035	107,857	104,312
FRB Ser. 2980, Class TY, zero %, 2035	30,695	29,028
FRB Ser. 3112, Class XM, zero %, 2034	39,203	38,352
FRB Ser. 2947, Class GF, zero %, 2034	109,057	100,359
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.518s, 2033	134,000	98,737
Ser. 00-1, Class G, 6.131s, 2033	468,000	195,481
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	418,345	154,788
Government National Mortgage Association
IFB Ser. 07-41, Class SA, 36.93s, 2037	84,918	112,435
IFB Ser. 05-66, Class SP, 18.979s, 2035	297,552	345,104
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	521,545	60,353
IFB Ser. 08-42, Class AI, IO, 7.134s, 2038	6,187,525	749,643
IFB Ser. 05-68, Class PU, IO, 6.755s, 2032	895,055	79,716
IFB Ser. 04-59, Class SC, IO, 6.644s, 2034	557,621	49,757
IFB Ser. 04-26, Class IS, IO, 6.644s, 2034	984,131	68,441
IFB Ser. 07-47, Class SA, IO, 6.544s, 2036	1,449,969	143,784
IFB Ser. 07-35, Class NY, IO, 6.344s, 2035	1,604,258	134,599
IFB Ser. 07-22, Class S, IO, 6.255s, 2037	747,203	66,459
IFB Ser. 05-84, Class AS, IO, 6.255s, 2035	2,478,665	197,325
IFB Ser. 07-26, Class SD, IO, 6.244s, 2037	1,203,929	75,020
IFB Ser. 07-51, Class SJ, IO, 6.205s, 2037	935,107	78,736
IFB Ser. 07-53, Class SY, IO, 6.19s, 2037	2,547,612	208,718
IFB Ser. 07-58, Class PS, IO, 6.155s, 2037	755,723	56,895
IFB Ser. 07-41, Class SM, IO, 6.155s, 2037	293,537	15,902
IFB Ser. 07-41, Class SN, IO, 6.155s, 2037	299,554	16,228
IFB Ser. 04-88, Class S, IO, 6.155s, 2032	1,236,540	81,634
IFB Ser. 07-59, Class PS, IO, 6 1/8s, 2037	736,406	49,487
IFB Ser. 07-59, Class SP, IO, 6 1/8s, 2037	254,060	17,970
IFB Ser. 07-48, Class SB, IO, 6.094s, 2037	962,990	66,319
IFB Ser. 07-74, Class SI, IO, 6.014s, 2037	1,369,058	83,102
IFB Ser. 07-17, Class AI, IO, 5.994s, 2037	3,195,152	249,493
IFB Ser. 07-78, Class SA, IO, 5.974s, 2037	4,907,178	376,017
IFB Ser. 06-26, Class S, IO, 5.955s, 2036	7,618,887	561,123
IFB Ser. 08-2, Class SM, IO, 5.944s, 2038	3,467,299	260,075
IFB Ser. 07-9, Class AI, IO, 5.944s, 2037	1,524,795	117,312
IFB Ser. 08-9, Class SK, IO, 5.935s, 2038	2,809,893	196,299
IFB Ser. 08-6, Class SC, IO, 5.93s, 2038	6,484,722	389,524
IFB Ser. 05-65, Class SI, IO, 5.805s, 2035	965,498	66,861

IFB Ser. 05-71, Class SA, IO, 5.804s, 2035	2,889,358	214,847
IFB Ser. 06-7, Class SB, IO, 5.775s, 2036	239,111	16,346
IFB Ser. 06-16, Class SX, IO, 5.745s, 2036	2,650,349	178,077
IFB Ser. 07-17, Class IB, IO, 5.705s, 2037	688,075	61,039
IFB Ser. 06-10, Class SM, IO, 5.705s, 2036	1,201,131	79,947
IFB Ser. 06-14, Class S, IO, 5.705s, 2036	1,066,504	70,995
IFB Ser. 05-57, Class PS, IO, 5.705s, 2035	1,738,704	142,167
IFB Ser. 06-11, Class ST, IO, 5.695s, 2036	666,074	43,235
IFB Ser. 07-7, Class JI, IO, 5.655s, 2037	1,885,770	92,074
IFB Ser. 07-25, Class KS, IO, 5.644s, 2037	1,682,075	131,286
IFB Ser. 07-21, Class S, IO, 5.644s, 2037	69,682	4,716
IFB Ser. 05-17, Class S, IO, 5.635s, 2035	1,402,297	108,173
IFB Ser. 07-31, Class AI, IO, 5.624s, 2037	941,089	96,430
IFB Ser. 07-62, Class S, IO, 5.594s, 2037	1,559,242	101,974
IFB Ser. 05-3, Class SN, IO, 5.555s, 2035	3,755,128	267,586
IFB Ser. 07-43, Class SC, IO, 5.544s, 2037	1,157,364	76,570
IFB Ser. 04-41, Class SG, IO, 5.455s, 2034	3,477,028	182,069
Ser. 06-36, Class OD, PO, zero %, 2036	38,563	36,203
Ser. 99-31, Class MP, PO, zero %, 2029	131,556	120,479
FRB Ser. 07-71, Class TA, zero %, 2037	62,511	62,116
FRB Ser. 07-71, Class UC, zero %, 2037	39,205	38,125
FRB Ser. 07-61, Class YC, zero %, 2037	256,137	250,466
FRB Ser. 07-33, Class TB, zero %, 2037	217,282	212,924
FRB Ser. 07-6, Class TD, zero %, 2037	210,117	207,293
FRB Ser. 06-56, Class YF, zero %, 2036	71,231	67,986
FRB Ser. 98-2, Class EA, PO, zero %, 2028	44,010	39,203
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class A2, 5.117s, 2037 (F)	1,463,000	1,279,511
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	295,000	194,839
Ser. 06-GG6, Class A2, 5.506s, 2038	1,099,000	987,170
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands) (In default)	62,310	1,122
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.111s, 2037	3,194,493	1,501,412
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.632s, 2037	3,274,061	1,756,783
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.155s, 2036	725,157	314,413
FRB Ser. 07-AR15, Class 1A1, 6.093s, 2037	1,815,981	835,351
FRB Ser. 07-AR9, Class 2A1, 5.889s, 2037	1,874,772	881,143
FRB Ser. 05-AR31, Class 3A1, 5.574s, 2036	3,181,877	1,495,482
FRB Ser. 07-AR11, Class 1A1, 5.456s, 2037	988,935	356,017
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.063s, 2036	1,139,541	583,484
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	1,287,255	630,755
FRB Ser. 06-A6, Class 1A1, 0.682s, 2036	1,113,051	455,324
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	416,000	148,263
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	2,582,000	1,714,581
Ser. 07-CB20, Class A3, 5.863s, 2051	739,000	494,827
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	368,000	235,993
Ser. 07-CB20, Class A4, 5.794s, 2051	157,000	104,677
Ser. 08-C2, Class X, IO, 0.482s, 2051 (F)	54,508,725	703,143
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.073s, 2051 (F)	53,148,555	367,797
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	38,440
Ser. 98-C4, Class J, 5.6s, 2035	379,000	234,980
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	804,000	679,231
Ser. 07-C7, Class XW, IO, 0.373s, 2045	51,570,928	772,342
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 36.949s, 2037	508,865	508,865
IFB Ser. 07-5, Class 8A2, IO, 7.198s, 2036	875,274	66,657
IFB Ser. 07-4, Class 3A2, IO, 6.678s, 2037	835,078	58,331
IFB Ser. 06-5, Class 2A2, IO, 6.628s, 2036	1,657,913	132,633
IFB Ser. 07-2, Class 2A13, IO, 6.168s, 2037	1,463,406	117,072
IFB Ser. 06-9, Class 2A2, IO, 6.098s, 2037	1,674,827	112,876
IFB Ser. 06-7, Class 2A4, IO, 6.028s, 2036	2,777,515	194,426
IFB Ser. 06-7, Class 2A5, IO, 6.028s, 2036	2,609,912	189,219
IFB Ser. 06-6, Class 1A2, IO, 5.978s, 2036	993,048	76,961
IFB Ser. 06-6, Class 1A3, IO, 5.978s, 2036	1,504,631	116,609
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	463,000	41,670
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	167,000	13,360
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	76,000	5,320
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,099,699	559,472
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	43,442,580	368,953
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	266,437	189,769
Ser. 96-C2, Class JS, IO, 2.27s, 2028	795,189	27,068
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.829s, 2050	196,000	120,610
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049	241,000	153,877
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 3.785s, 2017	2,111,576	211,158
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	915,000	528,210
FRB Ser. 08-T29, Class A3, 6.28s, 2043	611,000	447,564
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	94,000	28,200
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 5.124s, 2039	1,380,000	82,800
Ser. 07-HQ13, Class X1, IO, 0.67s, 2044	23,433,932	446,416
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.82s, 2035	796,955	398,477

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.215s, 2012 (F)		2,193	1
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	49,250
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.168s, 2037		3,332,352	241,596
Ser. 07-A5, Class 2A3, 6s, 2037		2,506,545	1,303,403
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		222,000	188,700
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		133,000	73,150
Ser. 03-1A, Class N, 5s, 2018		158,000	80,580
Ser. 04-1A, Class M, 5s, 2018		143,000	70,070
Ser. 04-1A, Class N, 5s, 2018		137,000	56,170
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.674s, 2036		850,468	385,836
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.728s, 2037		2,607,198	189,022
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,772,626	56,645
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.299s, 2037		3,687,201	239,668
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	165,399	173,191
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	328,253	202,464
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	178,753	64,101
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$4,186,000	3,132,388
Ser. 07-C34, IO, 0.355s, 2046		14,070,944	218,632
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.856s, 2018		363,000	90,750
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.599s, 2037		9,691,015	4,965,510
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		6,580,017	41,125

Total mortgage-backed securities (cost $127,435,696)			$112,234,301

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.6%)(a)

		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, TBA, April 1, 2039		$2,000,000	$2,094,200
			2,094,200

U.S. Government Agency Mortgage Obligations (28.0%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, April 1, 2039		6,000,000	6,318,281
6s, TBA, April 1, 2024		1,000,000	1,046,641
5 1/2s, TBA, April 1, 2024		1,000,000	1,042,188
5s, TBA, April 1, 2039		8,000,000	8,252,501
4 1/2s, TBA, May 1, 2039		11,000,000	11,200,664
4 1/2s, TBA, April 1, 2039		60,000,000	61,275,000
			89,135,275

Total U.S. government and agency mortgage obligations (cost $90,007,071)			$91,229,475

CORPORATE BONDS AND NOTES (18.1%)(a)

		Principal amount	Value

Basic materials (0.9%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	156,000	$142,488
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 5.484s, 2012		$220,000	30,800
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		119,000	124,058
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		619,000	574,123
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		311,000	296,228
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 4.995s, 2015		24,000	19,673
Georgia-Pacific Corp. debs. 9 1/2s, 2011		75,000	74,906
Georgia-Pacific Corp. notes 8 1/8s, 2011		40,000	39,750
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		305,000	305,381
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		185,000	40,700
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		380,000	155,800
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		196,000	57,820
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		165,000	161,700
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		100,000	98,000
NewPage Corp. company guaranty 10s, 2012		95,000	33,013
NewPage Holding Corp. sr. unsec. unsub. notes FRN
10.265s, 2013 (PIK)		71,051	1,421
Novelis, Inc. company guaranty 7 1/4s, 2015		86,000	34,400
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	200,000	197,887
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$675,000	457,313
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		133,000	91,105
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	39,138
			2,975,704

Capital goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		72,000	68,400
Berry Plastics Corp. company guaranty sr. notes FRN
5.844s, 2015		505,000	366,125
Bombardier, Inc. 144A sr. unsec. notes FRN 5.084s,
2013 (Canada)	EUR	94,000	80,835
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$1,350,000	1,073,250
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		383,000	384,436
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.81s, 2015		155,000	109,663
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		197,000	33,490
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		18,000	15,210
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		528,000	498,960
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		408,000	378,420
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		469,000	394,971

Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015	378,000	214,515
		3,618,275

Communication services (1.6%)
American Tower Corp. sr. unsec. notes 7s, 2017	325,000	320,125
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	15,000	150
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	47,000	42,300
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	548,000	487,720
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013	195,000	201,825
Cincinnati Bell, Inc. company guaranty 7s, 2015	442,000	406,640
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	195,000	185,738
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015	500,000	481,250
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	394,000	379,225
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)	200,000	129,000
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)	581,000	595,525
iPCS, Inc. company guaranty sr. sec. notes FRN 3.295s,
2013	105,000	78,750
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	70,000	67,900
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	110,000	77,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	273,000	236,145
Qwest Corp. sr. unsec. notes 7 1/2s, 2014	55,000	50,050
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	947,000	935,163
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	148,000	97,680
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	290,000	290,000
West Corp. company guaranty 9 1/2s, 2014	95,000	66,144
		5,128,330

Consumer cyclicals (3.1%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	394,000	216,700
AMC Entertainment, Inc. company guaranty 11s, 2016	208,000	189,280
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	171,000	140,220
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	205,000	51,250
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	130,000	22,100
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	121,000	70,180
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default)	238,256	46,460
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	220,000	123,475
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	372,000	117,645
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	49,000	7,350
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	640,000	614,400
DIRECTV Holdings, LLC company guaranty 6 3/8s, 2015	860,000	810,550
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	110,000	107,800
Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,506,000	1,347,870
FelCor Lodging LP company guaranty 9s, 2011 (R)	427,000	256,200
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	503,000	383,538
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	316,000	255,960
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	139,000	124,662
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	265,000	240,101
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014	45,000	29,925
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	615,000	519,675
Jostens IH Corp. company guaranty 7 5/8s, 2012	454,000	430,165
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	5,000	3,600
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	749,000	743,383
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	205,000	158,875
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	502,000	431,720
Liberty Media, LLC sr. notes 5.7s, 2013	116,000	86,112
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	139,000	133,489
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	320,000	54,400
Meritage Homes Corp. company guaranty 6 1/4s, 2015	90,000	55,350
Meritage Homes Corp. sr. notes 7s, 2014	32,000	20,480
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	187,000	76,670
MGM Mirage, Inc. company guaranty 6s, 2009	565,000	305,100
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	137,000	117,820
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	318,000	131,970
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)	87,000	5,220
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	300,000	219,000
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	240,000	148,800
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	251,000	219,625
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	608,000	583,680
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	55,000	20,213
Station Casinos, Inc. sr. notes 6s, 2012 (In default)	290,000	72,500
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	153,000	30,600

THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		108,000	45,090
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		214,000	21,400
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		166,000	13,280
Vertis, Inc. company guaranty sr. notes zero %, 2014
(PIK)		154,511	1,352
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		177,000	19
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		61,000	31
			9,805,285

Consumer staples (0.5%)
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		79,400	1,226
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		470,000	472,350
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		262,000	250,210
Rite Aid Corp. company guaranty 9 1/2s, 2017		201,000	46,230
Rite Aid Corp. sec. notes 7 1/2s, 2017		230,000	118,450
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		250,000	260,683
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		334,000	267,200
			1,416,349

Energy (3.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		1,110,000	1,015,650
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		235,000	81,075
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		903,000	826,245
Complete Production Services, Inc. company guaranty
8s, 2016		380,000	241,300
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		420,000	365,400
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		175,000	55,125
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		235,000	204,450
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	156,000	157,890
Forest Oil Corp. sr. notes 8s, 2011		$465,000	446,400
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		240,000	154,800
Gaz Capital SA sr. unsec. notes 7.288s, 2037
(Luxembourg)		335,000	216,075
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		149,000	120,447
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		129,000	113,585
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)		207,000	133,515
Harvest Operations Corp. sr. notes 7 7/8s, 2011		456,000	311,220
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		325,000	191,750
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	300,200
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		150,000	94,500
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Russia)		430,000	313,900
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Russia)		180,000	135,000
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		294,000	266,070
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		245,000	198,450
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		228,026	232,219
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		290,000	268,662
Peabody Energy Corp. company guaranty 7 3/8s, 2016		620,000	613,800
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	271,700
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		75,000	52,500
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 5 3/4s, 2018 (Mexico)		480,000	400,800
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		120,000	115,200
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		433,000	309,799
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		205,000	135,300
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		900,000	936,000
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		270,000	199,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		60,000	51,600
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	47,700
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		420,000	413,700
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		262,000	238,420
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		290,000	213,150
Williams Cos., Inc. (The) notes 7 3/4s, 2031		150,000	121,500
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		170,000	158,950
			10,723,847

Financials (3.7%)
Banco Do Brasil 144A sr. unsec. 4.011s, 2017 (Brazil)	BRL	393,000	147,510
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
3.034s, 2012		$815,250	701,457

GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010		43,000	36,125
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		44,000	30,392
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		298,000	200,128
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		44,000	31,267
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		322,000	216,007
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 3.461s, 2014		31,000	15,500
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		160,000	110,978
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	208,000	126,492
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$70,000	33,250
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	31,625
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 6.46s,
2017		500,000	353,700
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
17.67s, 2011	RUB	18,000,000	590,742
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.154s,
2012	INR	14,000,000	244,282
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$105,000	83,081
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		184,000	126,040
Liberty Mutual Insurance 144A notes 7.697s, 2097		480,000	280,281
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.359s,
2011		265,000	221,413
Morgan Stanley sr. unsec. bonds 4.151s, 2017	BRL	1,360,000	378,432
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Russia)		$495,000	342,590
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		250,000	156,645
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Russia)		370,000	263,921
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Russia)		370,000	287,120
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		1,040,000	758,108
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 5.113s, 2014		45,000	21,150
VTB Capital SA bonds 6 1/4s, 2035 (Russia)		695,000	465,650
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		400,000	268,000
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		639,000	587,880
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		781,000	585,750
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		3,676,000	2,952,968
VTB Capital SA (Vneshtorgbank) loan participation
notes stepped-coupon 6.315s (7.815s, 2/4/10), 2015
(Russia) (STP)		1,950,000	1,259,603
			11,908,087

Government (0.3%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Mexico)		77,000	77,401
Petroleos Mexicanos 144A notes 8s, 2019 (Mexico)		997,000	972,075
			1,049,476

Health care (1.6%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		490,000	463,050
DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	115,430
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		165,000	140,044
HCA, Inc. sr. sec. notes 9 1/4s, 2016		460,000	418,600
HCA, Inc. sr. sec. notes 9 1/8s, 2014		205,000	192,700
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		164,000	107,420
HCA, Inc. sr. unsec. notes 5 3/4s, 2014		202,000	132,310
Omnicare, Inc. company guaranty 6 3/4s, 2013		170,000	154,275
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		460,000	413,425
Select Medical Corp. company guaranty 7 5/8s, 2015		522,000	337,995
Service Corporation International debs. 7 7/8s, 2013		63,000	60,165
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	457,990
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		225,000	114,750
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		160,000	92,800
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013		325,000	258,375
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		328,000	317,340
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		328,000	316,520
US Oncology, Inc. company guaranty 9s, 2012		395,000	383,150
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		372,000	328,290
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		260,000	259,350
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		135,000	120,150
			5,184,129

Technology (0.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		253,000	134,406
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)		90,000	80,100
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		227,000	95,340
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		125,000	72,500

Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		376,000	78,960
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		10,000	1,800
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		160,000	160,800
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		140,000	129,500
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		440,000	410,300
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)		11,000	165
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		111,000	38,850
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		256,000	222,720
Travelport LLC company guaranty 9 7/8s, 2014		141,000	55,695
			1,481,136

Utilities and power (1.4%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		105,000	90,038
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		178,000	174,440
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012		180,000	182,055
CMS Energy Corp. sr. notes 7 3/4s, 2010		155,000	153,881
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		290,000	227,180
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		109,000	82,840
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		48,000	37,920
Edison Mission Energy sr. unsec. notes 7.2s, 2019		205,000	142,475
Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	12,410
El Paso Natural Gas Co. debs. 8 5/8s, 2022		160,000	153,600
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		395,000	331,800
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		95,000	84,075
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		1,182,000	1,099,260
NRG Energy, Inc. sr. notes 7 3/8s, 2016		170,000	158,100
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		550,000	567,188
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		150,000	142,254
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		255,000	235,579
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		24,000	20,088
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		127,000	122,319
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		65,000	55,293
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		350,000	331,017
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		15,000	14,733
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bonds FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	166,501
			4,585,046

Total corporate bonds and notes (cost $73,987,985)			$57,875,664

FOREIGN GOVERNMENT BONDS AND NOTES (8.2%)(a)

		Principal amount	Value

Argentina (Republic of) bonds zero %, 2013		$281,000	$92,449
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	1,080,000	97,200
Argentina (Republic of) bonds FRB zero %, 2013		$2,362,000	773,555
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		977,737	254,212
Argentina (Republic of) sr. unsec. unsub. bonds FRB
1.683s, 2012		6,854,000	1,628,783
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. notes 6.369s, 2018 (Brazil)		160,000	152,200
Brazil (Federal Republic of) bonds 6s, 2017		740,000	737,935
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	604,717
Colombia (Republic of) notes 10s, 2012		$216,000	247,028
Colombia (Republic of) sr. notes 7 3/8s, 2019		325,000	324,188
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		510,000	464,600
Ecuador (Republic of) unsec. bonds Ser. REGS, 12s,
2012 (In default)		1,460,232	387,794
Ecuador (Republic of) notes Ser. REGS, 9 3/8s, 2015
(In default)		100,000	43,222
Export-Import Bank of Korea sr. unsub. notes 8 1/8s,
2014 (South Korea)		145,000	149,982
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		575,000	389,712
Indonesia (Republic of) 144A sr. unsec. bonds 6 3/4s,
2014		280,000	259,633
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		755,000	818,163
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		550,000	423,500
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	184,690,000	1,587,257
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	693,668,000	6,026,328
Korea Development Bank sr. notes 8s, 2014 (South Korea)		$239,000	245,853
Peru (Republic of) bonds 8 3/4s, 2033		575,000	643,833
Peru (Republic of) sr. unsec. notes 7 1/8s, 2019		675,000	683,944
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030		1,652,712	1,561,185
Israel (State of) bonds 5 1/8s, 2019		450,000	452,520
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	3,969,716
Turkey (Republic of) notes 7 1/2s, 2017		$750,000	746,250
Ukraine (Government of) 144A sr. unsec. notes FRN
5.151s, 2009		650,000	539,500
United Mexican States bonds Ser. MTN, 8.3s, 2031		57,000	63,427
Venezuela (Republic of) notes 10 3/4s, 2013		1,110,000	791,019
Venezuela (Republic of) unsec. note FRN Ser. REGS,
2.123s, 2011		690,000	493,695

Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		666,000	571,648

Total foreign government bonds and notes (cost $30,481,853)			$26,225,048

ASSET-BACKED SECURITIES (7.6%)(a)

		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 1.212s, 2035		$76,189	$37,626
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.672s, 2036		94,000	29,155
FRB Ser. 06-HE3, Class A2C, 0.672s, 2036		100,000	39,286
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		39,742	25,485
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.272s, 2033		189,180	50,080
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	45,640
Ser. 04-1A, Class E, 6.42s, 2039		175,000	22,750
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.792s, 2033		22,925	2,702
FRB Ser. 06-W4, Class A2C, 0.682s, 2036		178,000	85,908
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.522s, 2033		180,385	112,459
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.712s, 2036		29,176	16,832
FRB Ser. 06-HE4, Class A5, 0.682s, 2036		112,350	68,331
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.245s, 2033		202,800	54,756
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		70,000	60,900
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.772s, 2034		99,923	58,171
FRB Ser. 06-PC1, Class M9, 2.272s, 2035 (F)		135,000	1,347
FRB Ser. 05-HE1, Class M3, 1.452s, 2035		210,000	96,893
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		675,052	299,039
Ser. 00-A, Class A2, 7.575s, 2030		1,557,678	679,751
Ser. 99-B, Class A-5, 7.44s, 2020		45,459	17,729
Ser. 99-B, Class A4, 7.3s, 2016		494,367	200,722
Ser. 99-B, Class A3, 7.18s, 2015		827,102	341,874
FRB Ser. 00-A, Class A1, 0.716s, 2030		107,735	17,740
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.942s, 2035		41,642	22,000
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		885,945	540,229
Ser. 00-4, Class A6, 8.31s, 2032		2,308,087	1,200,205
Ser. 00-5, Class A7, 8.2s, 2032		214,000	127,136
Ser. 00-1, Class A5, 8.06s, 2031		651,323	360,764
Ser. 00-4, Class A5, 7.97s, 2032		139,640	79,300
Ser. 00-5, Class A6, 7.96s, 2032		392,900	244,079
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	6,123
Ser. 01-3, Class M2, 7.44s, 2033		31,796	1,515
Ser. 01-4, Class A4, 7.36s, 2033		145,193	107,507
Ser. 00-6, Class A5, 7.27s, 2031		53,707	37,062
Ser. 01-1, Class A5, 6.99s, 2032		84,294	53,948
Ser. 01-3, Class A4, 6.91s, 2033		2,224,070	1,549,965
Ser. 02-1, Class A, 6.681s, 2033		659,381	555,303
FRB Ser. 02-1, Class M1A, 3.311s, 2033		1,609,000	500,295
FRB Ser. 01-4, Class M1, 2.247s, 2033		241,000	39,610
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 1.042s, 2035		41,000	28,636
FRB Ser. 05-14, Class 3A2, 0.762s, 2036		20,673	16,265
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		361,000	108,300
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.192s, 2035		86,000	11,808
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.672s, 2036		154,000	55,825
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.852s, 2036		217,000	110,746
FRB Ser. 06-2, Class 2A3, 0.692s, 2036		309,000	171,299
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		502,000	409,429
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (F)	GBP	588,814	101,351
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (F)	EUR	1,225,000	195,231
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	531,887
Ser. 94-4, Class B2, 8.6s, 2019		275,485	162,536
Ser. 93-1, Class B, 8.45s, 2018		242,083	181,275
Ser. 99-5, Class A5, 7.86s, 2030		2,910,507	1,837,403
Ser. 96-8, Class M1, 7.85s, 2027		304,000	137,209
Ser. 95-8, Class B1, 7.3s, 2026		285,417	169,449
Ser. 95-4, Class B1, 7.3s, 2025		289,077	173,547
Ser. 97-6, Class M1, 7.21s, 2029		182,000	88,214
Ser. 95-F, Class B2, 7.1s, 2021		23,324	17,721
Ser. 96-1, Class M1, 7s, 2027		320,307	231,908
Ser. 93-3, Class B, 6.85s, 2018		17,611	10,329
Ser. 98-3, Class A6, 6.76s, 2030		655,078	472,117
Ser. 99-3, Class A7, 6.74s, 2031		499,319	416,523
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,404,139	2,192,619
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	55,930
Ser. 99-5, Class A4, 7.59s, 2028		32,902	28,932
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)		259,614	246,637
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.672s, 2036		460,000	178,381
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.522s, 2030 (Cayman Islands)		289,000	17,340

FRB Ser. 05-1A, Class E, 2.322s, 2030 (Cayman Islands)	63,492	15,873
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.852s, 2036	108,000	61,877
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018	39,614	28,281
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 0.732s, 2037	980,402	301,350
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.523s, 2036	660,000	52,800
FRB Ser. 02-1A, Class FFL, 3.272s, 2037	1,135,000	227,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	1,400,580	609,252
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.142s, 2035	240,000	80,078
FRB Ser. 06-4, Class 2A4, 0.782s, 2036	103,000	28,486
FRB Ser. 06-1, Class 2A3, 0.712s, 2036	124,945	66,882
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.772s, 2032	925,076	474,488
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.672s, 2036	54,000	28,559
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	92,547	69,258
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.722s, 2034	59,066	4,684
FRB Ser. 05-HE2, Class M5, 1.202s, 2035	150,000	96,866
FRB Ser. 05-HE1, Class M3, 1.042s, 2034	150,000	91,722
FRB Ser. 06-NC4, Class M2, 0.822s, 2036	210,000	2,874
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.523s, 2039 (Cayman Islands)	500,000	30,000
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	38,562	34,877
Ser. 04-B, Class C, 3.93s, 2012 (F)	26,616	22,812
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 2.572s, 2033	12,120	5,704
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.682s, 2036	130,000	52,488
FRB Ser. 06-2, Class A2C, 0.672s, 2036	130,000	71,230
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,112,582	389,404
Ser. 99-D, Class A1, 7.84s, 2029	655,748	340,989
Ser. 00-A, Class A2, 7.765s, 2017	93,001	50,529
Ser. 95-B, Class B1, 7.55s, 2021	129,511	73,404
Ser. 00-D, Class A4, 7.4s, 2030	709,000	283,600
Ser. 02-B, Class A4, 7.09s, 2032	271,878	174,217
Ser. 99-B, Class A4, 6.99s, 2026	694,048	454,497
Ser. 00-D, Class A3, 6.99s, 2022	251,965	231,288
Ser. 01-D, Class A4, 6.93s, 2031	375,076	209,304
Ser. 98-A, Class M, 6.825s, 2028	43,000	20,236
Ser. 01-E, Class A4, 6.81s, 2031	616,469	393,808
Ser. 01-C, Class A2, 5.92s, 2017	821,067	293,133
Ser. 01-D, Class A3, 5.9s, 2022	18,028	9,958
Ser. 02-C, Class A1, 5.41s, 2032	882,066	458,674
Ser. 01-E, Class A2, 5.05s, 2019	593,387	335,062
Ser. 02-A, Class A2, 5.01s, 2020	80,893	49,692
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	125,503	85,218
FRB Ser. 01-B, Class A2, 0.836s, 2018	47,233	28,776
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.352s, 2036	98,000	10,038
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.652s, 2036	197,000	98,560
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.712s, 2036	117,874	90,604
FRB Ser. 07-RZ1, Class A2, 0.682s, 2037	154,000	67,833
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.172s, 2035	150,000	8,352
FRB Ser. 07-NC2, Class A2B, 0.662s, 2037	144,000	51,382
FRB Ser. 07-BR5, Class A2A, 0.652s, 2037	35,736	21,799
FRB Ser. 07-BR4, Class A2A, 0.612s, 2037	45,323	27,557
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.732s, 2036	219,000	61,129
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.692s, 2036	104,000	59,519
FRB Ser. 06-3, Class A3, 0.682s, 2036	461,000	246,361
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 3.022s, 2036 (F)	98,249	499
South Coast Funding 144A FRB Ser. 3A, Class A2,
2.441s, 2038	120,000	1,200
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.782s, 2036	104,000	3,391
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.633s, 2015	1,309,401	746,359
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	395,000	49,375
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037	351,000	59,670
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 2.059s, 2044 (Jersey)	189,615	22,754

Total asset-backed securities (cost $44,419,949)		$24,114,676

SENIOR LOANS (6.2%)(a)(c)

	Principal amount	Value

Basic materials (0.5%)
Georgia-Pacific, LLC bank term loan FRN Ser. B,
3.285s, 2013	$224,279	$197,295
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
3.174s, 2012	174,925	153,879
Huntsman International, LLC bank term loan FRN Ser. B,
2.229s, 2012	1,143,333	749,519
NewPage Holding Corp. bank term loan FRN 4.812s, 2014	170,472	115,623

Novelis, Inc. bank term loan FRN Ser. B, 3.46s, 2014	169,297	105,303
Novelis, Inc. bank term loan FRN Ser. B, 3.46s, 2014	372,453	231,666
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 2.229s, 2012	45,243	39,426
		1,592,711

Capital goods (0.5%)
Berry Plastics Holding Corp. bank term loan FRN
2.533s, 2015	98,000	65,366
Graham Packaging Co., LP bank term loan FRN 3.555s,
2011	96,783	82,341
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 1.359s, 2014	35,048	15,733
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.801s, 2014	688,272	308,958
Hexcel Corp. bank term loan FRN Ser. B, 3.282s, 2012	196,986	173,348
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
4.657s, 2014	548,625	388,838
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 2.907s, 2014	259,710	207,010
Polypore, Inc. bank term loan FRN Ser. B, 3.407s, 2014	189,699	138,480
Sensata Technologies BV bank term loan FRN 2.907s,
2013 (Netherlands)	252,180	105,664
Sequa Corp. bank term loan FRN 4.407s, 2014	257,494	139,691
Wesco Aircraft Hardware Corp. bank term loan FRN
2.73s, 2013	64,000	52,096
		1,677,525

Communication services (1.1%)
Cablevision Systems Corp. bank term loan FRN Ser. B,
1.157s, 2013	93,477	84,441
Cebridge Connections, Inc. bank term loan FRN 4.996s,
2014	420,000	271,950
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	188,100	173,836
Charter Communications, Inc. bank term loan FRN
3.959s, 2014	150,000	94,453
Charter Communications, Inc. bank term loan FRN
3.157s, 2014	667,630	544,397
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	389,032	179,233
Insight Midwest, LP bank term loan FRN Ser. B, 2 1/2s,
2014	96,576	84,090
Intelsat Corp. bank term loan FRN Ser. B2, 3.925s, 2011	147,247	127,369
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.925s,
2013	147,292	127,407
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.925s,
2013	147,247	127,369
Intelsat, Ltd. bank term loan FRN 4.435s, 2014
(Bermuda)	375,000	273,281
Intelsat, Ltd. bank term loan FRN Ser. B, 3.657s, 2013
(Bermuda)	391,000	347,795
Level 3 Communications, Inc. bank term loan FRN
3.309s, 2014	117,000	87,838
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.98s, 2015	489,093	405,132
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 2.23s, 2015	87,975	74,031
MetroPCS Wireless, Inc. bank term loan FRN 3.19s, 2013	244,349	221,815
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.979s, 2013	113,210	89,625
TW Telecom, Inc. bank term loan FRN Ser. B, 3.407s,
2013	134,875	120,713
West Corp. bank term loan FRN 2.89s, 2013	63,097	46,850
		3,481,625

Consumer cyclicals (1.9%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.293s, 2014	301,196	198,706
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	60,707	32,175
Cenveo, Inc. bank term loan FRN Ser. C, 3.157s, 2014	171,160	115,533
Cenveo, Inc. bank term loan FRN Ser. DD, 3.157s, 2014	5,703	3,850
Cinemark USA, Inc. bank term loan FRN 2.385s, 2013	192,919	174,109
Citadel Communications bank term loan FRN Ser. B,
2.239s, 2014	315,000	111,195
Dana Corp. bank term loan FRN 7 1/4s, 2015	220,277	49,930
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 5.157s, 2014	235,000	105,358
DIRECTV Holdings, LLC bank term loan FRN 2.657s, 2013	205,150	195,950
GateHouse Media, Inc. bank term loan FRN 2.79s, 2014	160,000	30,267
GateHouse Media, Inc. bank term loan FRN Ser. B,
3.157s, 2014	440,598	83,347
GateHouse Media, Inc. bank term loan FRN Ser. DD,
3.157s, 2014	164,402	31,099
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.52s,
2014	73,182	27,443
Golden Nugget, Inc. bank term loan FRN Ser. DD, 2.54s,
2014 (U)	41,818	15,682
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2011	860,990	727,967
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.28s, 2010	930,280	645,673
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 4.16s, 2015	115,830	68,955
Isle of Capri Casinos, Inc. bank term loan FRN 3.209s,
2014	178,402	121,696
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,

3.209s, 2014	55,515	37,869
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
3.209s, 2014	71,361	48,678
Lear Corp bank term loan FRN 3.754s, 2013	527,534	180,846
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.758s, 2013	89,154	49,202
National Bedding Co. bank term loan FRN 2.565s, 2011	50,485	23,324
Navistar Financial Corp. bank term loan FRN 4.363s,
2012	165,867	128,961
Navistar International Corp. bank term loan FRN
3.729s, 2012	456,133	354,644
R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	407,626	178,846
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	216,049	92,901
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 3.157s, 2014	294,000	72,765
Realogy Corp. bank term loan FRN 0.346s, 2013 (R )	124,030	70,449
Realogy Corp. bank term loan FRN Ser. B, 4.157s, 2013
(R )	460,685	261,669
Six Flags Theme Parks bank term loan FRN 3.022s, 2015	556,980	377,354
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default)	696,187	180,014
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/2s, 2011	665,000	154,428
TRW Automotive, Inc. bank term loan FRN Ser. B,
2.063s, 2014	132,638	69,303
United Components, Inc. bank term loan FRN Ser. D,
3 1/4s, 2012	316,667	218,500
Universal City Development Partners bank term loan FRN
Ser. B, 6s, 2011	462,727	418,768
Univision Communications, Inc. bank term loan FRN Ser.
B, 2.729s, 2014	367,000	190,611
Visteon Corp. bank term loan FRN Ser. B, 4.426s, 2013	450,000	64,969
Warner Music Group bank term loan FRN Ser. B, 2.979s,
2011	138,922	121,626
Yankee Candle Co., Inc. bank term loan FRN 3.406s, 2014	69,000	45,146
		6,079,808

Consumer staples (0.5%)
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.715s,
2013	39,585	35,847
Dole Food Co., Inc. bank term loan FRN Ser. C, 6.157s,
2013	147,483	133,554
Dole Food Co., Inc. bank term loan FRN Ser. C, 0.66s,
2013	22,449	20,329
Jarden Corp. bank term loan FRN Ser. B1, 3.209s, 2012	195,909	174,604
Jarden Corp. bank term loan FRN Ser. B2, 2.907s, 2012	97,964	87,311
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 3.247s, 2014	709,943	578,382
Rite-Aid Corp. bank term loan FRN Ser. B, 2.267s, 2014	79,200	52,140
RSC Equipment Rental, Inc. bank term loan FRN 4.657s,
2013	380,000	212,008
Spectrum Brands, Inc. bank term loan FRN 0.347s, 2013
(In default)	21,751	15,462
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.053s, 2013 (In default)	386,700	274,879
		1,584,516

Energy (0.3%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.52s,
2012	185,000	151,700
Hercules Offshore, Inc. bank term loan FRN Ser. B,
3.21s, 2013	223,366	156,133
MEG Energy Corp. bank term loan FRN 3.46s, 2013
(Canada)	72,750	47,469
MEG Energy Corp. bank term loan FRN Ser. DD, 3.46s,
2013 (Canada)	74,344	48,509
Petroleum Geo-Services ASA bank term loan FRN 3.21s,
2015 (Norway)	104,867	76,291
Quicksilver Resources, Inc. bank term loan FRN 5.657s,
2013	391,856	297,811
Targa Resources, Inc. bank term loan FRN 3.407s, 2012	253,233	194,145
Targa Resources, Inc. bank term loan FRN Ser. C,
1.282s, 2012	146,177	112,069
		1,084,127

Financials (--%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 1.79s, 2010 (R ) (In default)	85,000	19,763
Hub International, Ltd. bank term loan FRN Ser. B,
3.959s, 2014	104,351	74,089
Hub International, Ltd. bank term loan FRN Ser. DD,
3.959s, 2014	23,455	16,653
		110,505

Government (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
3.657s, 2013	731,743	612,834
		612,834

Health care (0.6%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 3.438s, 2014	392,996	338,959
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 3.407s, 2014	20,225	17,444
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014	924,178	745,350
IASIS Healthcare Corp. bank term loan FRN Ser. DD,

3.157s, 2014			75,175	63,372
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 6.434s, 2014			294,447	123,668
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 3.157s, 2014			20,198	17,027
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.497s, 2014			217,241	183,134
LifePoint, Inc. bank term loan FRN Ser. B, 2.885s, 2012			158,330	145,070
Sun Healthcare Group, Inc. bank term loan FRN 3.157s,
2014			19,507	16,451
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.157s, 2014			97,293	82,051
				1,732,526

Technology (0.3%)
Compucom Systems, Inc. bank term loan FRN 3.98s, 2014			100,915	78,714
First Data Corp. bank term loan FRN Ser. B1, 3.269s,
2014			268,209	180,270
First Data Corp. bank term loan FRN Ser. B3, 3.269s,
2014			286,352	192,254
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.407s, 2014 (Singapore)			493,511	317,257
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.344s, 2014 (Singapore)			141,814	91,166
Freescale Semiconductor, Inc. bank term loan FRN
1.282s, 2014			79,842	40,819
Travelport bank term loan FRN 3.959s, 2013			20,686	11,918
Travelport bank term loan FRN Ser. B, 3.085s, 2013			158,282	91,188
Travelport bank term loan FRN Ser. DD, 3.407s, 2013			24,605	14,086
				1,017,672

Utilities and power (0.3%)
Dynegy Holdings, Inc. bank term loan FRN 1.98s, 2013			143,000	123,874
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 4.036s, 2014			203,060	133,543
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 4.036s, 2014			162,961	106,885
NRG Energy, Inc. bank term loan FRN 2.737s, 2014			224,736	201,420
NRG Energy, Inc. bank term loan FRN 1.359s, 2014			119,790	107,361
Reliant Energy, Inc. bank term loan FRN 0.477s, 2014			335,000	276,040
				949,123

Total senior loans (cost $29,317,031)				$19,922,972

PURCHASED OPTIONS OUTSTANDING (3.3%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		$15,663,000	$11,591
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		15,663,000	3,133,382
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03		25,080,000	74,488
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing on
November 12, 2019.	Nov-09/5.355		15,663,000	11,591
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03		25,080,000	4,170,804
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		15,663,000	3,133,383

Total purchased options outstanding (cost $4,596,058)				$10,535,239

CONVERTIBLE BONDS AND NOTES (0.1%)(a)

			Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012			$510,000	$361,463

Total convertible bonds and notes (cost $413,435)				$361,463

COMMON STOCKS (--%)(a)

			Shares	Value

AboveNet, Inc. (NON)			265	$11,925
Bohai Bay Litigation, LLC (Units) (F)			842	39,161
Vertis Holdings, Inc. (F)(NON)			8,044	8

Total common stocks (cost $11,843)				$51,094

PREFERRED STOCKS (--%)(a)

			Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			163	$32,452

Total preferred stocks (cost $54,831)				$32,452

WARRANTS (--%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$2,548
Dayton Superior Corp. 144A (F)	6/15/09	0.01	890	460

New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/1/11		0.01	2,860	1
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR	0.001	422	3,930
Vertis Holdings, Inc. (F)	10/18/15		$0.01	535	1

Total warrants (cost $32,896)					$6,940

CONVERTIBLE PREFERRED STOCKS (--%)(a)

				Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired various dates from 12/2/04 to 12/22/04,
cost $91,169) (RES)				1,987	$2,484
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)				627	458

Total convertible preferred stocks (cost $682,165)					$2,942

SHORT-TERM INVESTMENTS (39.7%)(a)
				Principal
				amount/shares	Value

Atlantic Asset Securitization Corp. for an effective
yield of 0.50%, April 8, 2009				$1,000,000	$999,902
CAFCO, LLC for an effective yield of 0.60%,
April 1, 2009				3,000,000	3,000,000
Federal Home Loan Mortgage Corp. for an effective
yield of 0.35%, April 30, 2009				10,012,000	10,009,177
Federated Prime Obligations Fund				63,014,542	63,014,542
Gotham Funding Corp. for an effective yield of 0.57%,
April 9, 2009				$5,000,000	4,999,367
Interest in $105,600,000 joint tri-party repurchase
agreement dated March 31, 2009 with Bank of America
Securities due April 1, 2009 -- maturity value
of $8,344,056 for an effective yield of 0.24%
(collateralized by Freddie Mac securities with
a coupon rate of 5.50% and a due date of June 1, 2038),
valued at $107,712,100)				8,344,000	8,344,000
LMA Americas, LLC for an effective yield of 0.60%,
April 15, 2009				5,000,000	4,998,833
SSgA U.S. Government Money Market Fund (i)				3,770,000	3,770,000
Starbird Funding Corp. for an effective yield
of 0.85%, April 9, 2009				$5,000,000	4,999,056
U.S. Treasury Bills for effective yields ranging from
0.45% to 0.48%, November 19, 2009 (SEG)				200,000	199,194
U.S. Treasury Cash Management Bills for an effective
yield of 0.88%, May 15, 2009 (SEG)				7,390,000	7,382,056
Victory Receivables Corp. for an effective yield
of 0.50%, April 20, 2009				5,000,000	4,998,681
Windmill Funding Corp. for an effective yield
of 0.50%, April 6, 2009				5,000,000	4,999,653
Working Capital Management Co. for an effective yield
of 0.75%, April 1, 2009				5,000,000	5,000,000

Total short-term investments (cost $126,714,669)					$126,714,461

TOTAL INVESTMENTS

Total investments (cost $528,155,482)(b)					$469,306,727

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $53,927,888) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,649,696	$12,250,058	4/15/09	$399,638
British Pound	4,265,744	4,217,314	4/15/09	48,430
Canadian Dollar	679,101	680,121	4/15/09	(1,020)
Danish Krone	315,598	300,229	4/15/09	15,369
Euro	9,760,555	9,450,654	4/15/09	309,901
Japanese Yen	12,588,195	12,662,531	4/15/09	(74,336)
Malaysian Ringgit	97,024	94,296	4/15/09	2,728
Mexican Peso	82,243	75,199	4/15/09	7,044
Norwegian Krone	8,109,487	8,158,654	4/15/09	(49,167)
Polish Zloty	2,154,249	1,967,816	4/15/09	186,433
South African Rand	868,704	789,516	4/15/09	79,188
Swedish Krona	2,053,760	1,852,246	4/15/09	201,514
Swiss Franc	1,474,771	1,429,254	4/15/09	45,517

Total				$1,171,239

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $42,838,248) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$881,042	$811,446	4/15/09	$(69,596)
Brazilian Real	717,080	682,235	4/15/09	(34,845)
British Pound	4,200,886	4,183,916	4/15/09	(16,970)
Canadian Dollar	7,436,145	7,432,462	4/15/09	(3,683)
Euro	8,627,390	8,287,294	4/15/09	(340,096)
Japanese Yen	763,718	767,646	4/15/09	3,928
Norwegian Krone	3,843,485	3,633,311	4/15/09	(210,174)
Polish Zloty	1,730,654	1,583,705	4/15/09	(146,949)
South African Rand	833,738	757,018	4/15/09	(76,720)
Swedish Krona	9,683,142	8,941,513	4/15/09	(741,629)
Swiss Franc	5,866,154	5,757,702	4/15/09	(108,452)

Total				$(1,745,186)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	1	$498,530	Jun-09	$(603)
Canadian Government Bond 10 yr (Short)	2	201,095	Jun-09	(3,229)
Euro-Bund 10 yr (Short)	78	12,889,928	Jun-09	(126,382)
Euro-Dollar 90 day (Short)	92	22,747,000	Jun-09	(397,938)
Euro-Dollar 90 day (Short)	272	67,255,400	Sep-09	(1,311,865)
Euro-Dollar 90 day (Short)	489	120,727,988	Dec-09	(2,410,606)
Euro-Dollar 90 day (Short)	16	3,948,000	Mar-10	(95,169)
Euro-Euribor Interest Rate 90 day (Long)	158	51,313,700	Dec-10	209,870
Euro-Euribor Interest Rate 90 day (Long)	68	22,144,208	Sep-10	62,454
Euro-Euribor Interest Rate 90 day (Short)	56	18,326,585	Dec-09	(62,748)
Euro-Euribor Interest Rate 90 day (Short)	68	22,290,963	Sep-09	(78,843)
Euro-Schatz 2 yr (Short)	14	2,013,572	Jun-09	(1,349)
Japanese Government Bond 10 yr (Long)	5	6,971,639	Jun-09	(38,376)
Japanese Government Bond 10 yr Mini (Long)	19	2,646,155	Jun-09	(8,595)
Sterling 90 day (Long)	11	1,927,529	Sep-10	(2,332)
Sterling Interest Rate 90 day (Short)	11	1,944,491	Sep-09	(98)
U.K. Gilt 10 yr (Long)	53	9,366,818	Jun-09	(41,378)
U.S. Treasury Bond 20 yr (Long)	19	2,464,359	Jun-09	52,463
U.S. Treasury Note 2 yr (Short)	178	38,784,531	Jun-09	(181,520)
U.S. Treasury Note 5 yr (Short)	124	14,726,938	Jun-09	(224,927)
U.S. Treasury Note 10 yr (Long)	76	9,429,938	Jun-09	(96,913)

Total				$(4,758,084)

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $6,087,691) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.40% versus the three month USD-LIBOR-BBA maturing on
November 9, 2019.	$47,455,000	Nov-09/4.40	$5,741,106
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	3,985,000	Sep-13/4.82	270,423
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,678,500	May-12/5.51	3,235,060
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.40% versus the three month USD-LIBOR-BBA maturing on
November 9, 2019.	47,455,000	Nov-09/4.40	193,142
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	3,985,000	Sep-13/4.82	69,867
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,678,500	May-12/5.51	291,631

Total			$9,801,229

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $15,294,454) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, April 1, 2039	$1,000,000	4/13/09	$1,031,563
FNMA, 4 1/2s, April 1, 2039	14,000,000	4/13/09	14,297,500

Total			$15,329,063

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$25,016,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$798,927

	19,200,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,767,654)

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	166,921

	11,377,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	1,672,612

	180,330,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	5,174,063

	5,053,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,074,500)

	3,420,000		10,675	10/1/18	3 month USD-LIBOR-BBA	4.30%	495,229

	13,317,000		(56,115)	10/8/38	3 month USD-LIBOR-BBA	4.30%	2,841,933

	831,000		(314)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(139,771)

	14,167,000		12,879	10/20/10	3 month USD-LIBOR-BBA	3.00%	546,456

	470,841,000		--	12/22/10	3 month USD-LIBOR-BBA	1.515%	3,408,668

	36,123,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(4,079,914)

	20,192,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(688,827)

	22,126,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	765,753

	7,819,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(2,100,958)

Barclays Bank PLC
	28,712,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	489,960

	32,163,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(28,613)

Citibank, N.A.
JPY	812,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(440,668)

	$24,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(4,136,242)

MXN	31,880,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	178,003

MXN	9,565,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	51,073

AUD	3,600,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(30,913)

	$82,885,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	4,993,155

	4,884,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,123,118)

	258,788,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	6,347,356

	45,571,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	(695,787)

	22,648,000		--	3/25/19	2.95%	3 month USD-LIBOR-BBA	(155,003)

	31,910,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	182,811

Citibank, N.A., London
JPY	960,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	441,405

Credit Suisse International
	$9,974,900		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(276,134)

	106,351,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	2,599,770

	13,912,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	423,774

	7,865,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	263,339

	9,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	79,249

	3,540,000		(37,837)	12/10/38	2.69%	3 month USD-LIBOR-BBA	320,997

	86,630,000		570,412	12/10/28	3 month USD-LIBOR-BBA	2.81%	(4,046,595)

	23,865,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	2,307,224

	16,946,000		--	1/13/14	2.095%	3 month USD-LIBOR-BBA	31,364

	12,535,000		--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(553,694)

	19,560,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(295,847)

	6,834,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	151,757

EUR	20,540,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(2,159,509)

Deutsche Bank AG
	$9,065,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(2,601,372)

	9,246,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,541,992)

	109,887,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	3,277,161

	9,000,000		--	11/18/18	3 month USD-LIBOR-BBA	4.04%	1,038,621

	77,621,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	3,494,129

ZAR	8,620,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	22,887

	$47,098,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,928,796

	58,876,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,585,185)

	10,767,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	252,030

	18,992,000		--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(296,422)

	58,989,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	210,038

	14,639,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(708,363)

	230,738,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,718,522

	5,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	8,874

	11,715,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(66,093)

	33,851,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(168,994)

	16,670,000		--	1/8/19	3 month USD-LIBOR-BBA	2.735%	(127,826)

	6,558,000		--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(172,610)

	7,876,000		--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(332,639)

	14,324,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(43,390)

	215,194,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(2,945,111)

	92,386,000		--	2/3/24	3 month USD-LIBOR-BBA	3.27%	1,516,337

	18,163,000		--	2/3/19	3.01%	3 month USD-LIBOR-BBA	(282,874)

	21,575,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	394,731

	56,273,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(774,932)

	51,085,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(959,725)

	20,125,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	674,798

	36,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(701,248)

	16,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(276,141)

	16,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(294,697)

	35,330,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(705,349)

	11,249,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	453,508

	22,010,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	(300,292)

	152,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(2,532,341)

	183,000,000		--	3/4/19	3 month USD-LIBOR-BBA	3.20087%	5,544,130

	58,000,000		--	3/4/39	3.37174%	3 month USD-LIBOR-BBA	(1,380,049)

	1,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	19,040

	1,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	21,971

	1,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	24,957

	202,562,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	173,753

	33,800,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	46,154

	187,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(1,257,971)

	86,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	859,000

Goldman Sachs International
	20,167,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	2,628,023

	82,829,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	1,994,767

	10,304,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(1,547,834)

	14,587,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(2,275,179)

JPY	549,700,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(340,181)

	$6,392,000		6,989	10/24/13	3 month USD-LIBOR-BBA	3.50%	475,398

	17,129,000		8,072	10/24/10	3 month USD-LIBOR-BBA	2.60%	517,584

	32,787,000		202,948	11/18/18	4.10%	3 month USD-LIBOR-BBA	(3,756,213)

	96,415,000		(26,519)	11/18/10	3 month USD-LIBOR-BBA	2.35%	2,304,671

	87,174,000		317,636	11/18/13	3.45%	3 month USD-LIBOR-BBA	(5,714,159)

	9,770,000		--	1/23/19	2.61125%	3 month USD-LIBOR-BBA	184,483

EUR	20,280,000		--	2/3/11	6 month EUR-EURIBOR-REUTERS	2.23%	192,050

AUD	16,900,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(28,127)

JPMorgan Chase Bank, N.A.
	$3,098,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(419,467)

	12,555,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	1,701,045

	12,762,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(4,253,237)

	26,583,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,199,739

	56,404,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	639,608

	21,924,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	1,660,452

	41,694,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,334,996

	15,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,657,078)

	6,137,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	199,298

	2,660,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(393,630)

	17,719,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	619,905

	47,526,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,617,093

AUD	18,340,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	534,902

JPY	3,090,500,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	244,534

JPY	7,230,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(5,044)

	$17,170,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(4,787,673)

	3,663,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	122,113

	2,442,000		--	10/22/18	3 month USD-LIBOR-BBA	4.2825%	340,251

	12,764,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	957,807

EUR	23,610,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	2,396,100

	$5,845,000		(17,194)	11/4/18	3 month USD-LIBOR-BBA	4.45%	877,473

	28,963,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	5,401,992

	1,000,000		--	11/18/18	3 month USD-LIBOR-BBA	4.04%	115,402

	83,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	1,436,790

EUR	12,180,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	616,283

EUR	17,400,000		--	12/16/10	6 month EUR-EURIBOR-REUTERS	2.994%	390,954

	$1,362,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(270,040)

PLN	10,480,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(36,137)

JPY	3,880,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,565,638)

	$9,040,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	35,417

AUD	13,520,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(36,116)

	$4,520,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	81,103

	186,477,000		--	2/6/11	1.6966%	3 month USD-LIBOR-BBA	(1,305,075)

	19,809,000		--	2/6/29	3 month USD-LIBOR-BBA	3.4546%	750,254

AUD	7,390,000		--	2/24/19	4.825%	6 month AUD-BBR-BBSW	48,069

	$45,033,000	--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	280,571

EUR	20,330,000	--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	108,918

GBP	13,940,000	--	3/4/12	6 month GBP-LIBOR-BBA	2.535%	30,336

	$8,122,000	--	3/6/39	3.48%	3 month USD-LIBOR-BBA	(362,523)

AUD	5,542,500	--	3/6/19	4.93%	6 month AUD-BBR-BBSW	8,794

CAD	8,690,000	--	3/16/11	0.98%	3 month CAD-BA-CDOR	(17,932)

CAD	1,910,000	--	3/16/19	3 month CAD-BA-CDOR	2.7%	29,199

CAD	8,950,000	--	3/17/13	1.56%	3 month CAD-BA-CDOR	(43,653)

	$9,080,000	--	3/19/13	3 month USD-LIBOR-BBA	2.28%	107,060

	2,920,000	--	3/19/24	3.37%	3 month USD-LIBOR-BBA	(74,151)

CAD	2,850,000	--	3/17/24	3 month CAD-BA-CDOR	3.46%	50,228

	$57,000,000	--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	(1,701,523)

	131,000,000	--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	209,946

EUR	38,400,000	--	3/30/11	6 month EUR-EURIBOR-REUTERS	1.972%	163,236

	$11,800,000	--	3/30/19	3 month USD-LIBOR-BBA	2.945%	72,492

	3,900,000	--	4/1/24	3 month USD-LIBOR-BBA	3.17%	1,833

Merrill Lynch Capital Services, Inc.
JPY	549,700,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(357,666)

Merrill Lynch Derivative Products AG
JPY	274,800,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(199,028)

UBS AG
	$376,980,000	--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(12,263,689)

	63,145,000	--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	8,419,446

	60,426,000	2,075,103	11/10/38	4.45%	3 month USD-LIBOR-BBA	(12,727,769)

	152,697,000	3,879,061	11/10/18	4.45%	3 month USD-LIBOR-BBA	(19,421,769)

	4,747,000	62,452	11/24/38	3.3%	3 month USD-LIBOR-BBA	(27,328)

	1,685,000	8,225	11/24/18	3.4%	3 month USD-LIBOR-BBA	(89,380)

	1,294,000	(408)	11/24/10	3 month USD-LIBOR-BBA	2.05%	23,141

	151,660,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	2,760,044

Total						$(19,231,566)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	5,454,000	(F)	3/27/14	1.785%	Eurostat	$4,541
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	9,090,000		4/30/13	2.375%	French Consumer	398,752
					Price Index
					excluding tobacco

EUR	9,090,000		4/30/13	(2.41%)	Eurostat	(474,326)
					Eurozone HICP
					excluding tobacco

EUR	9,090,000		5/6/13	2.34%	French Consumer	381,489
					Price Index
					excluding tobacco

EUR	9,090,000		5/6/13	(2.385%)	Eurostat	(463,461)
					Eurozone HICP
					excluding tobacco

JPMorgan Chase Bank, N.A.
$146,000,000			4/13/09	(0.84%)4.50%	FNMA 4.50% 30 YR	2,153,226
					TBA

Total						$2,000,221

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--		$330,000	9/20/09	635 bp	$(73,667)

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	B2	--		460,000	12/20/12	95 bp	(226,061)

Ford Motor Co., 7.45%,
7/16/31	--	--		340,000	3/20/12	(525 bp)	214,703

Ford Motor Credit Co.,
7%, 10/1/13	Caa1	--		1,020,000	3/20/12	285 bp	(259,355)

Nalco Co., 7.75%,
11/15/11	B1	--		65,000	9/20/12	350 bp	(5,032)

Visteon Corp., 7%,
3/10/14	--	(119,531)		450,000	9/20/13	(500 bp)	280,552

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	215,636		1,570,853	7/25/45	18 bp	(43,499)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	170,599		1,177,981	7/25/45	18 bp	(23,726)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	178,864		1,122,264	7/25/45	18 bp	(6,271)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	180,509		1,127,962	7/25/45	18 bp	(5,566)

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A+	756,758		1,284,000	8/25/37	9 bp	(145,230)

DJ CDX NA IG Series 12
Version 1 Index	--	(353,710)		9,379,000	6/20/14	(100 bp)	49,337

Citibank, N.A.
DJ ABX HE AAA Index	AA	681,158		3,540,069	5/25/46	11 bp	(929,498)

DJ ABX HE AAA Index	BB+	496,335		1,711,500	1/25/38	76 bp	(795,595)

DJ ABX HE PEN AAA Index	AA	592,401		4,118,726	5/25/46	11 bp	(1,281,531)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	140,868		712,326	5/25/46	11 bp	(183,225)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	139,690		908,575	7/25/45	18 bp	(10,193)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	557,816		3,266,695	5/25/46	11 bp	(928,460)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	400,000	3/20/13	815 bp	(178,070)

Republic of Argentina,
8.28%, 12/31/33	--	--		$245,000	9/20/13	(1,170 bp)	119,996

Republic of Argentina,
8.28%, 12/31/33	--	--		245,000	9/20/13	(945 bp)	128,875

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		215,000	9/20/13	940 bp	(60,201)

Sara Lee Corp., 6 1/8%,
11/1/32	--	--		250,000	9/20/11	(43 bp)	969

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B1	--		795,000	10/20/11	194 bp	(466,789)

Credit Suisse International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		160,000	6/20/09	165 bp	(9,590)

DJ ABX HE AAA Series 7
Version 2 Index	BB+	27,195		49,000	1/25/38	76 bp	(9,793)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	159,745		1,029,823	7/25/45	18 bp	(10,140)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	88,292		574,270	7/25/45	18 bp	(6,443)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	93,597		608,777	7/25/45	18 bp	(6,830)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	45,022		292,833	7/25/45	18 bp	(3,285)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	116,091		660,695	7/25/45	18 bp	7,099

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	272,570		1,630,052	7/25/45	18 bp	3,669

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	38,144		231,734	7/25/45	18 bp	(84)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	241,710		1,190,084	5/25/46	11 bp	(299,753)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	468,167		1,452,248	5/25/46	11 bp	(192,575)

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A+	965,437		1,626,000	8/25/37	9 bp	(176,799)

DJ CDX NA HY Series 10	B+	154,812		1,474,400	6/20/13	500 bp	(246,451)

DJ CDX NA HY Series 10	B+	949,206		8,933,700	6/20/13	500 bp	(1,482,131)

DJ CMB NA CMBX AAA Index	AAA	7,989		48,000	12/13/49	8 bp	(8,040)

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	1,133,316		2,743,500	2/17/51	35 bp	202,841

Deutsche Bank AG
DJ ABX HE A Series 7
Version 2 Index	CCC	1,133,860		1,235,582	1/25/38	369 bp	(66,857)

DJ ABX HE AAA Index	AAA	115,040		1,456,360	7/25/45	18 bp	(409,199)

DJ ABX HE PEN AAA Index	AA	589,697		4,118,726	5/25/46	11 bp	(1,284,236)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	96,580		586,300	7/25/45	18 bp	(139)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	559,166		1,596,265	5/25/46	11 bp	(167,101)

DJ CDX NA HY Series 11
Version 1 Index	B+	2,473,257		10,524,500	12/20/13	500 bp	(785,479)

DJ iTraxx Europe Series
8 Version 1	--	(46,043)	EUR	480,000	12/20/12	(375 bp)	114,070

DJ iTraxx Europe Series
9 Version 1	--	135,598	EUR	1,985,000	6/20/13	(650 bp)	585,938

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Ba1	--		$700,000	10/20/17	105 bp	(107,594)

General Electric
Capital Corp., 6%,
6/15/12	C	--		280,000	9/20/13	109 bp	(58,387)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	115,000	6/20/09	400 bp	(8,192)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	420,000	6/20/09	400 bp	(29,920)

India Government Bond,
5 7/8%, 1/2/10	Ba2	--		$3,410,000	1/11/10	170 bp	58,721

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,240,000	(F) 2/19/10	115 bp	9,662

Korea Monetary STAB
Bond, 5.45%, 1/23/10	A	--		480,000	(F) 2/1/10	101 bp	3,187

Nalco Co., 7.75%,
11/15/11	B1	--		60,000	12/20/12	363 bp	(4,753)

Republic of Argentina,
8.28%, 12/31/33	--	--		187,500	4/20/13	(565 bp)	104,027

Republic of Argentina,
8.28%, 12/31/33	--	--		490,000	8/20/12	(380 bp)	288,844

Republic of Argentina,
8.28%, 12/31/33	--	--		1,755,000	3/20/13	(551 bp)	1,015,621

Republic of Indonesia,
6.75%, 2014	BB-	--		435,000	9/20/16	292 bp	(66,240)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		440,000	6/20/14	220 bp	(209,435)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		215,000	9/20/13	940 bp	(60,201)

Russian Federation,
7 1/2%, 3/31/30	--	--		187,500	4/20/13	(112 bp)	24,737

Russian Federation,
7.5%, 3/31/30	Baa1	--		550,000	8/20/17	86 bp	(119,517)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	BB/P	--	EUR	390,000	6/20/09	135 bp	(7,211)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	405,000	9/20/13	715 bp	(51,682)

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,095,000	3/20/14	56 bp	(153,490)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	375,000	9/20/13	477 bp	(26,291)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	375,000	9/20/13	535 bp	(16,252)

Goldman Sachs International
DJ ABX HE A Index	CCC	417,474		$617,791	1/25/38	369 bp	(182,885)

DJ ABX HE AAA Index	AAA	105,260		1,332,555	7/25/45	18 bp	(374,413)

DJ ABX HE AAA Index	BB+	146,418		623,000	1/25/38	76 bp	(323,855)

DJ CDX NA CMBX AAA Index	AAA	40,233		1,100,000	(F) 3/15/49	7 bp	(270,474)

DJ CDX NA HY Series 11
Version 1 Index	--	(682,213)		3,521,100	12/20/13	(500 bp)	408,037

DJ CDX NA IG Series 12
Version 1 Index	--	(1,258,040)		28,941,000	6/20/14	(100 bp)	(10,329)

DJ CDX NA IG Series 12
Version 1 Index	--	(100,770)		2,293,000	6/20/14	(100 bp)	--

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	350,000	3/20/13	680 bp	(170,029)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	375,000	9/20/13	720 bp	(71,641)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa2	--		$50,000	6/20/12	230 bp	(23,708)

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	350,000	3/20/13	795 bp	(148,545)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	119,283		$736,357	7/25/45	18 bp	(2,190)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	155,185		764,068	5/25/46	11 bp	(192,450)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	562,059		1,581,605	5/25/46	11 bp	(157,537)

DJ CDX NA EM Series 10
Index	BB	28,017		485,000	12/20/13	335 bp	(33,270)

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(133,618)	EUR	1,000,000	12/20/12	(375 bp)	199,912

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	--		$883,300	3/20/12	(85 bp)	60,238

General Growth
Properties, conv. bond
3.98%, 4/15/27	Baa3	--		1,330,000	9/20/13	775 bp	(897,147)

Republic of Argentina,
8.28%, 12/31/33	B-	--		520,000	6/20/14	235 bp	(339,946)

Republic of Hungary,
4 3/4%, 2/3/15	--	--		495,000	4/20/13	(171.5 bp)	57,536

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--		175,000	10/20/12	154 bp	(12,096)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		590,000	5/20/17	60 bp	(134,774)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		95,000	9/20/13	276 bp	(8,232)

Russian Federation,
7.5%, 3/31/30	Baa1	--		825,000	8/20/12	65 bp	(112,627)

Russian Federation,
7.5%, 3/31/30	Baa1	--		550,000	8/20/17	85 bp	(119,859)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		170,000	6/20/13	595 bp	(90,111)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	--		900,000	6/20/12	(150 bp)	168,876

D.R. Horton Inc.,
7 7/8%, 8/15/11	--	--		615,000	9/20/11	(426 bp)	308

Pulte Homes Inc.,
5.25%, 1/15/14	--	--		575,000	9/20/11	(482 bp)	(27,615)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--		1,182,000	9/20/12	(128 bp)	14,342

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		350,000	6/20/09	190 bp	(16,263)

Bombardier, Inc,
6 3/4%, 5/1/12	--	--		450,000	6/20/12	(114 bp)	88,601

DJ ABX CMBX BBB Index	--	40		55,165	10/12/52	(134 bp)	48,008

DJ CMB NA CMBX AAA Index	AAA	210,259		1,937,500	2/17/51	35 bp	(454,926)

Dominican Republic,
8 5/8%, 4/20/27	--	--		850,000	11/20/11	(170 bp)	205,145

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		884,900	3/20/12	44 bp	(69,892)

Nalco Co., 7.75%,
11/15/11	B1	--		65,000	9/20/12	330 bp	(5,418)

Nalco Co., 7.75%,
11/15/11	B1	--		95,000	3/20/13	460 bp	(5,000)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		680,000	10/12/12	339 bp	(248,758)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--		90,000	9/20/13	(760 bp)	16,618

Total							$(11,729,580)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's, Putnam or Fitch ratings are believed to be the most recent ratings available at March 31, 2009. Securities rated by Putnam are indicated by "/P"

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $318,887,889.

(b) The aggregate identified cost on a tax basis is $537,318,373, resulting in gross unrealized appreciation and depreciation of $17,395,656 and $85,407,302, respectively, or net unrealized depreciation of $68,011,646.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2009 was $2,484 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian or broker to cover margin requirements for futures contracts and collateral on certain swap contracts at March 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain swap contracts.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of March 31, 2009, the fund had unfunded loan commitments of $6,970, which could be extended at the option of the borrower, pursuant to the following loan agreement with the following borrower:

Borrower	Unfunded commitments

Golden Nugget, Inc.	$6,970

At March 31, 2009, liquid assets totaling $197,136,158 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2009 (as a percentage of Portfolio Value):

United States	90.4%
Russia	2.1
Japan	1.6
Sweden	0.9
Argentina	0.6
Canada	0.5
Other	3.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of

Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$66,799,015	$(4,758,084)

Level 2	398,939,274	(33,283,019)

Level 3	3,568,438	--

Total	$469,306,727	$(38,041,103)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$1,519,219	$--
Accrued discounts/premiums	539	--
Realized gain/(loss)	(923,316)	--
Change in net unrealized appreciation/(depreciation)	342,184	--
Net purchases/sales	(276,325)	--
Net transfers in and/or out of Level 3	2,906,137	--

Balance as of March 31, 2009	$3,568,438	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$114,186,575	$133,950,361

Foreign exchange contracts	1,770,943	2,344,890

Credit contracts	4,480,469	16,210,049

Equity contracts	--	--

Total	$120,437,987	$152,505,300

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (95.7%)(a)
	Shares	Value

Aerospace and defense (1.4%)
Northrop Grumman Corp.	103,200	$4,503,648
		4,503,648

Banking (4.8%)
Bank of America Corp.	229,950	1,568,259
Bank of New York Mellon Corp. (The)	90,810	2,565,383
Comerica, Inc.	113,050	2,069,946
JPMorgan Chase & Co.	242,450	6,444,321
U.S. Bancorp	157,130	2,295,669
		14,943,578

Biotechnology (3.5%)
Amgen, Inc. (NON)	158,250	7,836,540
Genzyme Corp. (NON)	20,650	1,226,404
Life Technologies Corp. (NON)	57,010	1,851,685
		10,914,629

Cable television (0.3%)
Comcast Corp. Special Class A	71,750	923,423
		923,423

Chemicals (2.4%)
FMC Corp.	66,060	2,849,828
Lubrizol Corp. (The)	89,380	3,039,814
Mosaic Co. (The)	35,880	1,506,242
		7,395,884

Communications equipment (0.2%)
Cisco Systems, Inc. (NON)	41,830	701,489
		701,489

Computers (1.2%)
Apple, Inc. (NON)	24,950	2,622,744
IBM Corp.	12,578	1,218,682
		3,841,426

Conglomerates (0.8%)
Honeywell International, Inc.	50,010	1,393,279
Tyco International, Ltd.	64,525	1,262,109
		2,655,388

Consumer finance (1.3%)
Capital One Financial Corp.	325,240	3,980,938
		3,980,938

Consumer goods (6.0%)
Avon Products, Inc.	115,190	2,215,104
Clorox Co.	69,618	3,583,935
Energizer Holdings, Inc. (NON)	121,290	6,026,900
Kimberly-Clark Corp.	114,180	5,264,840
Procter & Gamble Co. (The)	38,670	1,820,970
		18,911,749

Distribution (0.5%)
Genuine Parts Co.	52,420	1,565,261
		1,565,261

Electric utilities (9.0%)
Alliant Energy Corp.	88,120	2,175,683
Edison International	345,060	9,941,179
FirstEnergy Corp.	17,990	694,414
Great Plains Energy, Inc.	165,080	2,223,628
NV Energy, Inc.	685,310	6,435,061
OGE Energy Corp.	19,470	463,775
Pepco Holdings, Inc.	505,311	6,306,281
		28,240,021

Electrical equipment (0.6%)
Hubbell, Inc. Class B	68,970	1,859,431
		1,859,431

Electronics (0.5%)
Intel Corp.	113,760	1,712,088
		1,712,088

Financial (2.9%)

Assurant, Inc.	223,120	4,859,554
Discover Financial Services	697,718	4,402,601
		9,262,155

Forest products and packaging (0.9%)
Packaging Corp. of America	108,371	1,410,990
Sonoco Products Co.	67,110	1,407,968
		2,818,958

Health-care services (2.5%)
AmerisourceBergen Corp.	109,250	3,568,105
Cardinal Health, Inc.	92,700	2,918,196
IMS Health, Inc.	100,250	1,250,118
		7,736,419

Insurance (6.8%)
ACE, Ltd.	53,670	2,168,268
Allied World Assurance Company Holdings, Ltd. (Bermuda)	48,520	1,845,210
Allstate Corp. (The)	32,110	614,907
Arch Capital Group, Ltd. (NON)	14,390	775,045
Axis Capital Holdings, Ltd.	82,820	1,866,763
Fidelity National Title Group, Inc. Class A	29,360	572,814
Marsh & McLennan Cos., Inc.	32,660	661,365
MetLife, Inc.	149,240	3,398,195
PartnerRe, Ltd.	43,870	2,723,011
Platinum Underwriters Holdings, Ltd. (Bermuda)	84,800	2,404,928
Travelers Cos., Inc. (The)	52,800	2,145,792
W.R. Berkley Corp.	92,860	2,093,993
		21,270,291

Investment banking/Brokerage (4.3%)
Goldman Sachs Group, Inc. (The)	5,990	635,060
Morgan Stanley	113,290	2,579,613
State Street Corp.	333,700	10,271,286
		13,485,959

Machinery (0.4%)
Deere (John) & Co.	42,550	1,398,619
		1,398,619

Manufacturing (0.7%)
Teleflex, Inc.	45,190	1,766,477
Thomas & Betts Corp. (NON)	21,240	531,425
		2,297,902

Medical technology (1.2%)
Covidien, Ltd. (Bermuda)	62,102	2,064,270
Pall Corp.	83,070	1,697,120
		3,761,390

Oil and gas (15.2%)
BP PLC ADR (United Kingdom)	196,350	7,873,635
Chevron Corp.	76,160	5,120,998
Exxon Mobil Corp.	199,440	13,581,864
Marathon Oil Corp.	331,960	8,727,228
Occidental Petroleum Corp.	31,620	1,759,653
Total SA (France)	213,150	10,567,380
Total SA ADR (France)	10	491
Valero Energy Corp.	5,321	95,246
		47,726,495

Pharmaceuticals (8.9%)
Abbott Laboratories	12,690	605,313
Johnson & Johnson	123,560	6,499,256
Merck & Co., Inc.	177,650	4,752,138
Pfizer, Inc.	660,680	8,998,462
Schering-Plough Corp.	13,520	318,396
Wyeth	158,550	6,823,992
		27,997,557

Power producers (0.5%)
AES Corp. (The) (NON)	271,320	1,576,369
		1,576,369

Railroads (0.1%)
Union Pacific Corp.	7,890	324,358
		324,358

Real estate (1.9%)
Annaly Capital Management, Inc. (R)	375,960	5,214,565
MFA Mortgage Investments, Inc. (R)	131,640	774,043
		5,988,608

Regional Bells (7.2%)
AT&T, Inc.	389,630	9,818,676
Verizon Communications, Inc.	421,130	12,718,126

		22,536,802

Retail (5.5%)
CVS Caremark Corp.	198,950	5,469,136
Foot Locker, Inc.	104,190	1,091,911
Gap, Inc. (The)	234,940	3,051,871
TJX Cos., Inc. (The)	300,458	7,703,743
		17,316,661

Semiconductor (1.1%)
Atmel Corp. (NON)	900,011	3,267,040
Varian Semiconductor Equipment (NON)	13,460	291,544
		3,558,584

Software (1.6%)
Microsoft Corp.	228,860	4,204,158
Parametric Technology Corp. (NON)	97,017	968,230
		5,172,388

Tobacco (1.2%)
Philip Morris International, Inc.	106,910	3,803,858
		3,803,858

Waste Management (0.3%)
Republic Services, Inc.	46,040	789,586
		789,586

Total common stocks (cost $301,674,269)		$300,971,912

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
	Shares	Value

Mylan, Inc. 6.50% cv. pfd.	6,710	$5,797,205

Total convertible preferred stocks (cost $5,544,312)		$5,797,205

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal
	amount	Value

Prudential Financial, Inc. cv. sr. unsec. notes FRN
0.366s, 2037	$3,060,000	$3,014,100
Teradyne, Inc. cv. sr. unsec. notes 4 1/2s, 2014	160,000	160,000

Total convertible bonds and notes (cost $3,034,192)		$3,174,100

SHORT-TERM INVESTMENTS (1.7%)(a)
	Shares	Value

Federated Prime Obligations Fund	5,233,596	$5,233,596

Total short-term investments (cost $5,233,596)		$5,233,596

TOTAL INVESTMENTS

Total investments (cost $315,486,369) (b)		$315,176,813

NOTES

(a) Percentages indicated are based on net assets of $314,585,706.

(b) The aggregate identified cost on a tax basis is $318,809,382, resulting in gross unrealized appreciation and depreciation of $27,867,694 and $31,500,263, respectively, or net unrealized depreciation of $3,632,569.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$295,638,128	$--

Level 2	19,538,685	--

Level 3	--	--

Total	$315,176,813	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston
The fund's portfolio
3/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (101.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, TBA, April 1, 2039	$4,000,000	$4,188,438
		4,188,438

U.S. Government Agency Mortgage Obligations (99.5%)
Federal National Mortgage Association Pass-Through
Certificates
7s, TBA, April 1, 2039	1,000,000	1,064,688
6 1/2s, TBA, April 1, 2039	8,000,000	8,424,375
5 1/2s, TBA, April 1, 2039	10,000,000	10,378,125
5 1/2s, TBA, April 1, 2024	5,000,000	5,210,938
5s, TBA, May 1, 2039	33,000,000	33,943,595
5s, TBA, April 1, 2039	70,000,000	72,209,375
4 1/2s, TBA, May 1, 2039	16,000,000	16,291,875
4 1/2s, TBA, April 1, 2039	38,000,000	38,807,500
4 1/2s, TBA, April 1, 2024	5,000,000	5,147,266
		191,477,737

Total U.S. government and agency mortgage obligations (cost $193,811,330)		$195,666,175

COMMON STOCKS (56.8%)(a)
	Shares	Value

Basic materials (2.1%)
Alcoa, Inc.	32,300	$237,082
Dow Chemical Co. (The)	12,900	108,747
E.I. du Pont de Nemours & Co.	43,600	973,588
Nucor Corp.	22,700	866,459
Potash Corp. of Saskatchewan, Inc. (Canada)	4,100	331,321
PPG Industries, Inc.	18,600	686,340
Weyerhaeuser Co.	28,800	794,016
		3,997,553

Capital goods (3.2%)
Autoliv, Inc. (Sweden)	5,700	105,849
Avery Dennison Corp.	12,400	277,016
Boeing Co. (The)	8,650	307,767
Caterpillar, Inc.	13,100	366,276
Deere (John) & Co.	18,500	608,095
Eaton Corp.	2,700	99,522
Emerson Electric Co.	18,600	531,588
Lockheed Martin Corp.	29,700	2,050,191
Northrop Grumman Corp.	5,300	231,292
Parker-Hannifin Corp.	16,200	550,476
Raytheon Co.	8,800	342,672
United Technologies Corp.	17,800	765,044
		6,235,788

Communication services (4.4%)
AT&T, Inc.	135,200	3,407,040
Comcast Corp. Class A	62,800	856,592
Telefonica SA ADR (Spain)	3,800	226,556
Verizon Communications, Inc.	118,940	3,591,988
Vodafone Group PLC ADR (United Kingdom)	18,900	329,238
		8,411,414

Conglomerates (1.5%)
3M Co.	12,100	601,612
General Electric Co.	169,800	1,716,678
Honeywell International, Inc.	21,600	601,776
		2,920,066

Consumer cyclicals (3.3%)
D.R. Horton, Inc.	14,700	142,590
Gap, Inc. (The)	20,500	266,295
Home Depot, Inc. (The)	51,800	1,220,408
Lowe's Cos., Inc.	14,200	259,150
Marriott International, Inc. Class A	15,600	255,216
Staples, Inc.	31,100	563,221
Target Corp.	5,200	178,828
TJX Cos., Inc. (The)	51,800	1,328,152
Viacom, Inc. Class B (NON)	37,000	643,060
Wal-Mart Stores, Inc.	15,000	781,500
Walt Disney Co. (The)	34,200	621,072
Whirlpool Corp.	3,500	103,565
		6,363,057

Consumer staples (6.8%)
Clorox Co.	25,900	1,333,332
Coca-Cola Co. (The)	2,700	118,665
Costco Wholesale Corp.	2,500	115,800
CVS Caremark Corp.	54,200	1,489,958
Energizer Holdings, Inc. (NON)	2,400	119,256
Estee Lauder Cos., Inc. (The) Class A	6,500	160,225
General Mills, Inc.	19,800	987,624
H.J. Heinz Co.	4,500	148,770
Kimberly-Clark Corp.	25,600	1,180,416
Kraft Foods, Inc. Class A	53,102	1,183,644

Kroger Co.	54,700	1,160,734
Newell Rubbermaid, Inc.	76,280	486,666
Philip Morris International, Inc.	52,880	1,881,470
Procter & Gamble Co. (The)	37,200	1,751,748
Safeway, Inc.	15,000	302,850
SYSCO Corp.	10,100	230,280
Yum! Brands, Inc.	16,900	464,412
		13,115,850

Energy (8.4%)
Chevron Corp.	63,100	4,242,844
ConocoPhillips	23,100	904,596
Devon Energy Corp.	7,300	326,237
EOG Resources, Inc.	11,200	613,312
Exxon Mobil Corp.	64,900	4,419,690
Hess Corp.	6,600	357,720
Marathon Oil Corp.	58,900	1,548,481
National-Oilwell Varco, Inc. (NON)	6,300	180,873
Noble Corp.	9,000	216,810
Occidental Petroleum Corp.	26,500	1,474,725
Petroleo Brasileiro SA ADR (Brazil)	12,100	368,687
Total SA ADR (France)	31,300	1,535,578
		16,189,553

Financials (9.1%)
ACE, Ltd.	22,200	896,880
Allstate Corp. (The)	19,700	377,255
Bank of America Corp.	67,630	461,237
Bank of New York Mellon Corp. (The)	38,500	1,087,625
BB&T Corp.	28,900	488,988
Chubb Corp. (The)	35,100	1,485,432
Digital Realty Trust, Inc. (R)	8,200	272,076
Equity Residential Properties Trust (R)	8,952	164,269
Everest Re Group, Ltd.	7,400	523,920
Goldman Sachs Group, Inc. (The)	19,280	2,044,066
JPMorgan Chase & Co.	126,100	3,351,738
Morgan Stanley	32,200	733,194
PNC Financial Services Group	13,900	407,131
RenaissanceRe Holdings, Ltd.	16,100	795,984
T. Rowe Price Group, Inc.	24,600	709,956
Travelers Cos., Inc. (The)	40,300	1,637,792
U.S. Bancorp	12,400	181,164
W.R. Berkley Corp.	5,300	119,515
Wells Fargo & Co.	124,600	1,774,304
		17,512,526

Health care (9.4%)
AmerisourceBergen Corp.	7,200	235,152
Amgen, Inc. (NON)	5,900	292,168
Baxter International, Inc.	16,800	860,496
Boston Scientific Corp. (NON)	97,700	776,715
Bristol-Myers Squibb Co.	35,900	786,928
Covidien, Ltd. (Bermuda)	32,925	1,094,427
Eli Lilly & Co.	6,600	220,506
Genzyme Corp. (NON)	2,800	166,292
Hospira, Inc. (NON)	48,200	1,487,452
Johnson & Johnson	50,700	2,666,820
McKesson Corp.	30,800	1,079,232
Medco Health Solutions, Inc. (NON)	5,100	210,834
Medtronic, Inc.	16,500	486,255
Merck & Co., Inc.	52,900	1,415,075
Pfizer, Inc.	212,800	2,898,336
UnitedHealth Group, Inc.	9,600	200,928
WellPoint, Inc. (NON)	25,500	968,235
Wyeth	53,100	2,285,424
		18,131,275

Technology (3.8%)
Accenture, Ltd. Class A	7,600	208,924
Applied Materials, Inc.	76,900	826,675
Atmel Corp. (NON)	111,000	402,930
Cisco Systems, Inc. (NON)	24,300	407,511
Electronic Arts, Inc. (NON)	22,400	407,456
EMC Corp. (NON)	69,600	793,440
Hewlett-Packard Co.	7,300	234,038
IBM Corp.	6,200	600,718
Intel Corp.	17,500	263,375
Microsoft Corp.	66,900	1,228,953
Nokia OYJ ADR (Finland)	56,800	662,856
Oracle Corp. (NON)	19,000	343,330
Texas Instruments, Inc.	31,100	513,461
Yahoo!, Inc. (NON)	30,000	384,300
		7,277,967

Transportation (1.1%)
AMR Corp. (NON)	14,200	45,298
Burlington Northern Santa Fe Corp.	12,200	733,830
Union Pacific Corp.	7,400	304,214
United Parcel Service, Inc. Class B	22,500	1,107,450
		2,190,792

Utilities and power (3.7%)
Dominion Resources, Inc.	8,100	251,019
Duke Energy Corp.	24,300	347,976
Edison International	49,500	1,426,095
Entergy Corp.	18,020	1,226,982
Exelon Corp.	8,900	403,971

FirstEnergy Corp.	14,300	551,980
FPL Group, Inc.	10,900	552,957
PG&E Corp.	38,840	1,484,465
Sempra Energy	5,400	249,696
Wisconsin Energy Corp.	12,800	526,976
		7,022,117

Total common stocks (cost $132,080,754)		$109,367,958

MORTGAGE BACKED SECURITIES (13.9%)(a)

	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.744s, 2029	$162,477	$178,213
FRB Ser. 97-D5, Class A5, 6.542s, 2043	73,000	47,322
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	119,572
Ser. 04-3, Class A5, 5.322s, 2039	580,000	500,306
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051	3,901,195	64,829
Ser. 07-1, Class XW, IO, 0.288s, 2049	2,466,339	28,622
Ser. 06-1, Class XC, IO, 0.066s, 2045	3,747,595	15,702
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	66,745
Ser. 04-4, Class XC, IO, 0.266s, 2042	3,899,706	44,030
Ser. 04-5, Class XC, IO, 0.193s, 2041	6,109,071	53,275
Ser. 02-PB2, Class XC, IO, 0.18s, 2035	2,291,907	38,413
Ser. 05-1, Class XW, IO, 0.101s, 2042	40,510,571	66,808
Ser. 06-5, Class XC, IO, 0.101s, 2016	13,142,226	113,496
Ser. 06-4, Class XC, IO, 0.1s, 2046	6,365,458	44,066
Ser. 05-4, Class XC, IO, 0.082s, 2045	10,957,012	49,323
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.948s, 2036	71,952	33,817
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.506s, 2018	26,000	25,038
FRB Ser. 04-BBA4, Class G, 1.256s, 2018	61,000	60,492
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.556s, 2022	111,000	57,101
FRB Ser. 05-MIB1, Class J, 1.606s, 2022	244,000	85,400
Banc of America Mortgage Securities Ser. 05-E,
Class 2, IO, 0.3s, 2035	3,663,333	9,874
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	105,189	104,731
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037	1,577,314	94,323
Ser. 06-4A, IO, 2.331s, 2036	137,724	10,331
Ser. 04-2, IO, 2.22s, 2034	783,529	23,932
Ser. 05-1A, IO, 2.15s, 2035	580,016	20,011
Ser. 04-3, IO, 2.15s, 2035	376,534	11,501
Ser. 06-2A, IO, 1.798s, 2036	355,912	21,593
Ser. 05-3A, IO, 1.6s, 2035	1,814,081	93,474
Ser. 07-5A, IO, 1.55s, 2037	1,176,009	87,495
Ser. 07-2A, IO, 1.3s, 2037	1,951,925	149,713
FRB Ser. 05-1A, Class A1, 0.822s, 2035	132,763	83,640
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	867,272	364,398
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	23,339	10,126
Ser. 04-9, Class 1A1, 4.977s, 2034	15,762	9,385
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.186s, 2032	151,000	85,087
Ser. 04-PR3I, Class X1, IO, 0.274s, 2041	921,024	11,130
Ser. 05-PWR9, Class X1, IO, 0.108s, 2042	6,793,713	35,259
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.689s, 2038	2,124,236	56,229
Ser. 06-PW14, Class X1, IO, 0.116s, 2038	2,285,208	22,007
Ser. 07-PW15, Class X1, IO, 0.065s, 2044	8,828,434	58,709
Ser. 05-PW10, Class X1, IO, 0.059s, 2040	17,052,431	41,096
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	701,400	5,480
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	64,425	65,133
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030	227,000	82,005
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	905,000	558,873
Ser. 08-C7, Class A2A, 6.034s, 2049	495,000	383,856
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.128s, 2037	538,345	41,722
FRB Ser. 06-AR7, Class 2A2A, 5.645s, 2036	93,867	35,670
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.376s, 2049	3,576,556	46,853
Ser. 06-CD2, Class X, IO, 0.086s, 2046	10,629,926	25,080
Ser. 07-CD4, Class XC, IO, 0.059s, 2049	11,962,380	50,242
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	212,238
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	224,000	131,143
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	131,000	45,850
Ser. 06-CN2A, Class J, 5.57s, 2019	105,000	26,250
FRB Ser. 01-J2A, Class A2F, 1.056s, 2034	211,000	177,007
Ser. 03-LB1A, Class X1, IO, 0.473s, 2038	1,138,106	34,708
Ser. 05-LP5, Class XC, IO, 0.095s, 2043	10,574,046	50,858
Ser. 06-C8, Class XS, IO, 0.085s, 2046	6,410,628	27,261
Ser. 05-C6, Class XC, IO, 0.064s, 2044	12,241,616	38,213
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.078s, 2034	9,795	563
Ser. 06-45T1, Class 2A2, 6s, 2037	31,423	16,477
Ser. 06-J8, Class A4, 6s, 2037	26,159	13,717
Ser. 05-24, Class 1AX, IO, 0.737s, 2035	1,608,463	19,540

Countrywide Home Loans FRB Ser. 05-HYB7, Class 6A1,
5.675s, 2035	39,927	18,366
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	115,878	119,531
IFB Ser. 05-R1, Class 1AS, IO, 5.43s, 2035	1,006,174	68,703
IFB Ser. 05-R2, Class 1AS, IO, 5.086s, 2035	605,226	41,326
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039	590,000	447,284
Ser. 06-C5, Class AX, IO, 0.12s, 2039	4,099,063	28,210
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.113s, 2049	16,059,226	80,296
Ser. 06-C4, Class AX, IO, 0.112s, 2039	9,820,723	91,947
Ser. 07-C1, Class AX, IO, 0.07s, 2040	11,199,085	48,201
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	182,719
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	524,646
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.506s, 2020	25,000	18,750
FRB Ser. 04-TF2A, Class J, 1.506s, 2016	189,000	113,400
FRB Ser. 05-TF2A, Class J, 1.456s, 2020 (F)	91,320	50,219
FRB Ser. 04-TF2A, Class H, 1.256s, 2019	81,000	56,700
Ser. 01-CK1, Class AY, IO, 0.781s, 2035	7,900,434	73,876
Ser. 04-C4, Class AX, IO, 0.524s, 2039	1,490,268	23,592
Ser. 02-CP3, Class AX, IO, 0.416s, 2035	2,276,416	74,248
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	262,452	264,550
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	201,987
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	129,500
Fannie Mae
IFB Ser. 07-W7, Class 1A4, 36.049s, 2037	176,985	226,541
IFB Ser. 07-W6, Class 6A2, IO, 7.278s, 2037	201,255	18,616
IFB Ser. 03-66, Class SA, IO, 7.128s, 2033	334,571	30,071
IFB Ser. 07-W6, Class 5A2, IO, 6.768s, 2037	310,860	27,200
IFB Ser. 07-W4, Class 4A2, IO, 6.758s, 2037	1,584,506	138,644
IFB Ser. 07-W2, Class 3A2, IO, 6.758s, 2037	402,990	35,262
IFB Ser. 06-115, Class BI, IO, 6.738s, 2036	373,984	29,914
IFB Ser. 06-60, Class SI, IO, 6.628s, 2036	317,950	32,046
IFB Ser. 07-W7, Class 3A2, IO, 6.608s, 2037	509,052	47,607
IFB Ser. 06-60, Class DI, IO, 6.548s, 2035	201,927	14,742
IFB Ser. 05-65, Class KI, IO, 6.478s, 2035	1,496,564	137,791
IFB Ser. 08-01, Class GI, IO, 6.438s, 2037	1,775,982	158,035
IFB Ser. 05-12, Class SC, IO, 6.228s, 2035	266,353	28,077
IFB Ser. 07-W5, Class 2A2, IO, 6.218s, 2037	168,045	13,788
IFB Ser. 05-82, Class SY, IO, 6.208s, 2035	747,921	62,233
IFB Ser. 05-45, Class EW, IO, 6.198s, 2035	667,754	51,242
IFB Ser. 05-45, Class SR, IO, 6.198s, 2035	1,006,642	75,499
IFB Ser. 05-54, Class SA, IO, 6.178s, 2035	708,344	53,671
IFB Ser. 07-W6, Class 4A2, IO, 6.078s, 2037	1,303,579	114,063
IFB Ser. 06-104, Class SG, IO, 6.078s, 2036	316,747	23,569
IFB Ser. 06-44, Class IS, IO, 6.078s, 2036	549,829	43,793
IFB Ser. 06-61, Class SE, IO, 6.028s, 2036	645,546	47,118
IFB Ser. 07-W7, Class 2A2, IO, 6.008s, 2037	1,075,517	104,228
IFB Ser. 07-88, Class MI, IO, 5.998s, 2037	78,076	6,987
Ser. 06-94, Class NI, IO, 5.978s, 2036	155,929	10,031
IFB Ser. 09-12, Class AI, IO, 5.978s, 2037	1,228,363	106,106
IFB Ser. 07-116, Class IA, IO, 5.978s, 2037	1,691,650	136,047
IFB Ser. 07-103, Class AI, IO, 5.978s, 2037	1,895,884	150,988
IFB Ser. 07-1, Class NI, IO, 5.978s, 2037	932,812	93,227
IFB Ser. 07-W8, Class 2A2, IO, 5.928s, 2037	695,645	43,990
IFB Ser. 07-W2, Class 1A2, IO, 5.908s, 2037	297,172	23,432
IFB Ser. 07-54, Class NI, IO, 5.888s, 2037	304,570	22,798
IFB Ser. 07-109, Class AI, IO, 5.878s, 2037	1,478,841	98,098
IFB Ser. 07-109, Class PI, IO, 5.828s, 2037	420,600	33,417
IFB Ser. 08-1, Class NI, IO, 5.728s, 2037	801,706	70,126
IFB Ser. 07-116, Class BI, IO, 5.728s, 2037	1,550,877	117,601
IFB Ser. 08-01, Class AI, IO, 5.728s, 2037	2,170,793	148,120
IFB Ser. 08-1, Class HI, IO, 5.678s, 2037	1,005,989	67,686
IFB Ser. 08-66, Class SG, IO, 5.548s, 2038	457,788	27,865
IFB Ser. 05-14, Class SE, IO, 5.528s, 2035	146,751	10,430
Ser. 06-W3, Class 1AS, IO, 5.509s, 2046	1,390,752	95,614
IFB Ser. 09-12, Class DI, IO, 5.508s, 2037	1,084,068	80,405
IFB Ser. 08-1, Class BI, IO, 5.388s, 2038	599,513	40,065
Ser. 03-W12, Class 2, IO, 2.219s, 2043	816,128	39,032
Ser. 03-W10, Class 3, IO, 1.93s, 2043	501,318	20,139
Ser. 03-W10, Class 1, IO, 1.909s, 2043	2,803,190	111,986
Ser. 03-W8, Class 12, IO, 1.632s, 2042	1,978,980	67,820
Ser. 03-W17, Class 12, IO, 1.143s, 2033	763,683	17,965
Ser. 03-T2, Class 2, IO, 0.809s, 2042	2,841,062	48,508
Ser. 03-W3, Class 2IO1, IO, 0.679s, 2042	275,033	4,053
Ser. 03-W6, Class 51, IO, 0.673s, 2042	840,693	11,831
Ser. 01-T12, Class IO, 0.565s, 2041	1,359,452	18,014
Ser. 03-W2, Class 1, IO, 0.466s, 2042	1,450,635	14,437
Ser. 03-W3, Class 1, IO, 0.439s, 2042	2,946,511	27,661
Ser. 02-T1, Class IO, IO, 0.427s, 2031	1,231,726	10,434
Ser. 03-W6, Class 3, IO, 0.367s, 2042	1,196,517	8,463
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,257,201	8,517
Ser. 03-W4, Class 3A, IO, 0.345s, 2042	1,180,745	9,181
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.578s, 2043	192,764	17,710
Ser. T-56, Class A, IO, 0.524s, 2043	1,200,053	13,413
Ser. T-56, Class 3, IO, 0.356s, 2043	853,214	7,987
Ser. T-56, Class 1, IO, 0.278s, 2043	1,106,530	6,922
Ser. T-56, Class 2, IO, 0.006s, 2043	1,000,939	1,506
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	175,906	123,134
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.722s, 2035	170,122	76,555
First Union National Bank-Bank of America Commercial

Mortgage 144A Ser. 01-C1, Class 3, IO, 1.683s, 2033	3,608,059	76,837
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	277,757
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	52,200
Freddie Mac
IFB Ser. 2922, Class SE, IO, 6.194s, 2035	567,414	46,848
IFB Ser. 3118, Class SD, IO, 6.144s, 2036	911,158	69,903
IFB Ser. 2962, Class BS, IO, 6.094s, 2035	1,344,749	80,683
IFB Ser. 3114, Class TS, IO, 6.094s, 2030	1,478,933	116,490
IFB Ser. 3510, Class IB, IO, 6.044s, 2036	451,820	52,750
IFB Ser. 3339, Class JI, IO, 6.034s, 2037	1,023,543	66,696
IFB Ser. 3510, Class IA, IO, 5.944s, 2037	818,491	62,353
IFB Ser. 3510, Class CI, IO, 5.924s, 2037	1,148,132	94,813
IFB Ser. 3510, Class DI, IO, 5.924s, 2035	739,155	62,436
IFB Ser. 3260, Class SA, IO, 5.894s, 2037	325,670	21,909
IFB Ser. 3311, Class EI, IO, 5.854s, 2037	341,512	26,504
IFB Ser. 3016, Class SQ, IO, 5.554s, 2035	476,561	28,809
IFB Ser. 3510, Class BI, IO, 5.474s, 2037	1,110,692	79,237
Ser. 3327, Class IF, IO, zero %, 2037	185,242	253
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.077s, 2043	6,392,148	31,524
Ser. 07-C1, Class XC, IO, 0.074s, 2019	24,424,470	84,465
Ser. 05-C3, Class XC, IO, 0.066s, 2045	30,657,389	76,131
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.922s, 2036	131,000	130,711
Ser. 97-C1, Class X, IO, 1.11s, 2029	138,606	6,106
Ser. 05-C1, Class X1, IO, 0.216s, 2043	11,402,056	77,116
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	74,370
Ser. 06-C1, Class XC, IO, 0.07s, 2045	17,673,842	47,070
Government National Mortgage Association
IFB Ser. 07-44, Class SP, 33.574s, 2036	173,128	218,114
IFB Ser. 04-59, Class SC, IO, 6.644s, 2034	213,543	19,055
IFB Ser. 07-35, Class TY, IO, 6.355s, 2035	428,370	23,659
IFB Ser. 07-22, Class S, IO, 6.255s, 2037	323,585	28,781
IFB Ser. 05-84, Class AS, IO, 6.255s, 2035	56,257	4,479
IFB Ser. 07-26, Class SD, IO, 6.244s, 2037	527,983	32,900
IFB Ser. 07-51, Class SJ, IO, 6.205s, 2037	357,914	30,136
IFB Ser. 07-58, Class PS, IO, 6.155s, 2037	193,752	14,587
IFB Ser. 07-59, Class PS, IO, 6 1/8s, 2037	278,914	18,743
IFB Ser. 07-59, Class SP, IO, 6 1/8s, 2037	416,070	29,429
IFB Ser. 07-68, Class PI, IO, 6.105s, 2037	372,534	26,188
IFB Ser. 07-48, Class SB, IO, 6.094s, 2037	383,408	26,405
IFB Ser. 07-17, Class AI, IO, 5.994s, 2037	1,172,533	91,557
IFB Ser. 08-2, Class SV, IO, 5.964s, 2038	195,258	17,181
IFB Ser. 06-26, Class S, IO, 5.955s, 2036	105,827	7,794
IFB Ser. 06-28, Class GI, IO, 5.955s, 2035	484,874	35,205
IFB Ser. 07-9, Class AI, IO, 5.944s, 2037	464,984	35,774
IFB Ser. 05-65, Class SI, IO, 5.805s, 2035	510,960	35,384
IFB Ser. 07-17, Class IB, IO, 5.705s, 2037	275,230	24,416
IFB Ser. 06-14, Class S, IO, 5.705s, 2036	411,720	27,407
IFB Ser. 06-11, Class ST, IO, 5.695s, 2036	254,902	16,546
IFB Ser. 07-17, Class IC, IO, 5.694s, 2037	637,134	48,938
IFB Ser. 07-7, Class JI, IO, 5.655s, 2037	726,015	35,448
IFB Ser. 05-28, Class SA, IO, 5.655s, 2035	155,180	9,056
IFB Ser. 07-21, Class S, IO, 5.644s, 2037	627,836	42,488
IFB Ser. 08-60, Class SH, IO, 5.594s, 2038	135,988	8,576
IFB Ser. 05-3, Class SN, IO, 5.555s, 2035	45,080	3,212
IFB Ser. 04-88, Class SN, IO, 5.555s, 2034	270,035	19,395
IFB Ser. 07-43, Class SC, IO, 5.544s, 2037	354,085	23,426
IFB Ser. 04-41, Class SG, IO, 5.455s, 2034	40,844	2,139
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	665,149	13,303
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.066s, 2037	24,647,292	61,724
Greenwich Capital Commercial Funding Corp. 144A Ser.
07-GG9, Class X, IO, 0.322s, 2039	4,295,382	52,091
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	173,000	137,103
Ser. 06-GG8, Class X, IO, 0.666s, 2039	3,378,677	74,727
Ser. 04-C1, Class X1, IO, 0.364s, 2028	2,285,418	12,116
Ser. 03-C1, Class X1, IO, 0.238s, 2040	1,770,284	31,868
Ser. 06-GG6, Class XC, IO, 0.046s, 2038	14,683,340	28,625
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	33,480	31,983
Ser. 05-RP3, Class 1A3, 8s, 2035	112,536	106,291
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	89,853	83,652
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	108,016	105,709
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	117,840	114,040
IFB Ser. 04-4, Class 1AS, IO, 5.619s, 2034	5,659,370	386,429
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.828s, 2035	213,049	121,438
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands) (In default)	45,816	825
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.111s, 2037	942,838	443,134
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.632s, 2037	513,259	275,403
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 6.093s, 2037	33,126	15,238
FRB Ser. 07-AR9, Class 2A1, 5.889s, 2037	33,844	15,907
FRB Ser. 05-AR31, Class 3A1, 5.574s, 2036	1,095,347	514,813
FRB Ser. 05-AR5, Class 4A1, 5.486s, 2035	27,683	12,809
FRB Ser. 07-AR11, Class 1A1, 5.456s, 2037	415,563	149,603
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.063s, 2036	12,895	6,603
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	23,276	11,405

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	83,640
Ser. 07-CB20, Class A4, 5.794s, 2051	171,000	114,011
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	123,239
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	4,489,545	95,714
Ser. 06-CB17, Class X, IO, 0.513s, 2043 (F)	5,033,994	100,232
Ser. 06-LDP9, Class X, IO, 0.455s, 2047 (F)	1,269,855	20,577
Ser. 06-CB16, Class X1, IO, 0.443s, 2045	5,109,128	43,809
Ser. 07-LDPX, Class X, IO, 0.347s, 2049 (F)	7,185,067	80,732
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	147,697
Ser. 03-ML1A, Class X1, IO, 0.565s, 2039	5,272,056	156,661
Ser. 05-CB12, Class X1, IO, 0.111s, 2037 (F)	7,274,599	46,340
Ser. 05-LDP3, Class X1, IO, 0.088s, 2042 (F)	10,847,310	55,450
Ser. 07-CB20, Class X1, IO, 0.073s, 2051 (F)	11,130,493	77,025
Ser. 06-LDP6, Class X1, IO, 0.062s, 2043 (F)	4,731,321	15,495
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	65,106
Ser. 99-C1, Class G, 6.41s, 2031	97,000	18,651
Ser. 98-C4, Class G, 5.6s, 2035	84,000	67,200
Ser. 98-C4, Class H, 5.6s, 2035	143,000	24,435
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	195,575
Ser. 07-C2, Class XW, IO, 0.541s, 2040	1,559,455	31,668
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	3,551,622	89,594
Ser. 03-C5, Class XCL, IO, 0.243s, 2037	2,049,301	34,320
Ser. 05-C3, Class XCL, IO, 0.205s, 2040	7,478,536	103,316
Ser. 05-C2, Class XCL, IO, 0.165s, 2040	29,844,756	204,099
Ser. 05-C7, Class XCL, IO, 0.139s, 2040	16,625,552	89,976
Ser. 05-C5, Class XCL, IO, 0.137s, 2020	9,271,809	83,520
Ser. 06-C7, Class XCL, IO, 0.118s, 2038	5,774,622	57,955
Ser. 06-C1, Class XCL, IO, 0.081s, 2041	13,862,025	90,131
Ser. 07-C2, Class XCL, IO, 0.061s, 2040	13,403,129	97,382
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.506s, 2017	137,000	82,200
FRB Ser. 05-LLFA, Class J, 1.356s, 2018	57,000	28,500
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 37.789s, 2036	120,843	137,264
IFB Ser. 07-5, Class 4A3, 36.949s, 2037	240,554	240,554
IFB Ser. 07-5, Class 8A2, IO, 7.198s, 2036	726,972	55,363
Ser. 07-1, Class 3A2, IO, 6.728s, 2037	675,423	56,038
IFB Ser. 07-4, Class 3A2, IO, 6.678s, 2037	375,955	26,261
IFB Ser. 06-5, Class 2A2, IO, 6.628s, 2036	865,939	69,275
IFB Ser. 07-4, Class 2A2, IO, 6.148s, 2037	1,590,470	107,357
IFB Ser. 07-1, Class 2A3, IO, 6.108s, 2037	1,162,185	98,786
Ser. 06-9, Class 2A3, IO, 6.098s, 2036	1,319,572	91,059
IFB Ser. 06-9, Class 2A2, IO, 6.098s, 2037	965,019	64,875
IFB Ser. 06-7, Class 2A4, IO, 6.028s, 2036	1,612,245	112,857
IFB Ser. 06-7, Class 2A5, IO, 6.028s, 2036	1,514,856	109,827
IFB Ser. 07-5, Class 10A2, IO, 5.818s, 2037	763,804	59,195
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.499s, 2034	16,584	9,350
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	216,956	814
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	656,163	1,312
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	20,080	10,216
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	89,198	78,576
Ser. 05-1, Class 1A4, 7 1/2s, 2034	154,740	161,945
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
1.143s, 2027	408,952	263,220
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	10,631,480	90,292
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 1.056s, 2022	99,963	49,981
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.413s, 2030	82,000	51,590
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	646,308	460,331
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	206,000	126,764
FRB Ser. 07-C1, Class A4, 5.829s, 2050	230,000	139,197
Ser. 05-MCP1, Class XC, IO, 0.135s, 2043	9,191,837	66,066
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.233s, 2039	1,054,906	14,217
Ser. 05-LC1, Class X, IO, 0.1s, 2044	4,892,648	24,905
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049	245,000	156,431
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.019s, 2050	25,074,955	53,294
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	313,547	40,761
Ser. 05-C3, Class X, IO, 5.555s, 2044	383,005	44,046
Ser. 06-C4, Class X, IO, 5.454s, 2016	1,089,179	112,322
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.505s, 2043	1,279,277	25,586
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	162,000	118,667
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	232,167
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 5.124s, 2039	220,000	17,600
Ser. 04-RR, Class F6, 5.124s, 2039	230,000	16,100
Ser. 05-HQ5, Class X1, IO, 0.092s, 2042	2,846,582	12,326
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.82s, 2035	528,760	264,380
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.097s, 2030	124,000	74,400

Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.243s, 2035	52,235	44,742
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	44,427	42,270
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	45,800
Ser. 00-C2, Class J, 6.22s, 2033	127,000	62,840
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.168s, 2037	1,632,701	118,371
Ser. 07-A5, Class 2A3, 6s, 2037	367,884	191,300
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.782s, 2033	132,038	62,772
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.664s, 2036	2,787,578	88,645
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	100,000	73,000
Ser. 03-1A, Class M, 5s, 2018	62,000	34,100
Ser. 04-1A, Class L, 5s, 2018	41,000	22,960
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	1,143,522	503,150
Ser. 04-8, Class 1A3, 5.331s, 2034	4,263	1,956
FRB Ser. 05-18, Class 6A1, 5.253s, 2035	264,663	140,272
Ser. 05-9, Class AX, IO, 1.341s, 2035	2,412,952	41,020
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.872s, 2034	77,674	48,935
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.728s, 2037	5,942,867	430,858
Ser. 07-4, Class 1A4, IO, 1s, 2037	6,342,579	129,579
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.299s, 2037	1,317,660	85,648
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	719,000	538,028
Ser. 06-C28, Class XC, IO, 0.38s, 2048	2,209,099	27,694
Ser. 06-C29, IO, 0.374s, 2048	10,609,092	157,988
Ser. 07-C34, IO, 0.355s, 2046	2,937,802	45,647
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.856s, 2018	100,000	25,000
Ser. 03-C3, Class IOI, IO, 0.498s, 2035	2,127,619	48,807
Ser. 07-C31, IO, 0.261s, 2047	12,136,098	118,300
Ser. 06-C27, Class XC, IO, 0.096s, 2045	5,828,229	28,536
Ser. 06-C23, Class XC, IO, 0.055s, 2045	8,322,251	25,120
Ser. 06-C26, Class XC, IO, 0.04s, 2045	3,277,248	6,001
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	6,246
Ser. 06-SL1, Class X, IO, 0.936s, 2043	875,373	25,386
Ser. 07-SL2, Class X, IO, 0.85s, 2049	1,972,906	50,723
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	96,831	6,536
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	186,000	93,000
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	355

Total mortgage backed securities (cost $30,233,685)		$26,754,085

CORPORATE BONDS AND NOTES (10.8%)(a)

	Principal amount	Value

Basic materials (0.3%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$223,000	$215,901
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014	70,000	68,600
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	19,000	17,623
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	20,000	8,600
International Paper Co. sr. unsec. notes 7.4s, 2014	45,000	36,925
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	17,000	16,660
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	40,000	36,907
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	20,000	19,371
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	21,509
Westvaco Corp. unsec. notes 7 1/2s, 2027	22,000	19,336
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	61,045
		522,477

Capital goods (0.3%)
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	15,000	14,644
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012	105,000	103,491
Eaton Corp. notes 5.6s, 2018	20,000	18,540
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	45,000	42,746
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	104,000	87,584
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038	125,000	114,555
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	15,000	14,700
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	65,000	66,449
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	42,000	43,303
		506,012

Communication services (1.3%)
American Tower Corp. sr. unsec. notes 7s, 2017	40,000	39,400
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	65,280

AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	40,000	43,866
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	355,000	379,319
AT&T, Inc. sr. unsec. bond 6.55s, 2039	80,000	72,559
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	15,000	14,504
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	37,000	37,564
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	42,000	42,883
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013	10,000	9,250
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	105,000	113,843
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	20,000	18,624
Cox Communications, Inc. notes 7 1/8s, 2012	145,000	144,344
Cox Communications, Inc. 144A notes 5 7/8s, 2016	34,000	29,861
France Telecom notes 8 1/2s, 2031 (France)	50,000	63,040
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	27,000	27,334
Southwestern Bell Telephone debs. 7s, 2027	45,000	41,302
TCI Communications, Inc. company guaranty 7 7/8s, 2026	177,000	162,574
TCI Communications, Inc. debs. 9.8s, 2012	24,000	25,726
TCI Communications, Inc. debs. 7 7/8s, 2013	200,000	202,522
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	50,000	42,158
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)	55,000	49,392
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)	15,000	14,801
Telecom Italia Capital SA company guaranty sr. unsec.
notes FRN 1.753s, 2011 (Italy)	60,000	51,889
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	55,000	56,365
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	30,000	32,994
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	90,000	80,484
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	25,573
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	19,370
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	60,000	68,446
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	109,363
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	132,067
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	48,748
Verizon Wireless, Inc. 144A notes 5.55s, 2014	150,000	150,125
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	50,000	47,144
		2,462,714

Conglomerates (0.1%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	60,000	61,361
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	101,302
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019	40,000	41,300
		203,963

Consumer cyclicals (0.5%)
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	155,000	140,438
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	59,000	55,758
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	5,000	4,296
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	40,000	36,989
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	13,000	5,330
Mohawk Industries, Inc. sr. unsec. notes 6 5/8s, 2016	30,000	22,104
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	118,538
News America Holdings, Inc. debs. 7 3/4s, 2045	100,000	81,999
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	76,836
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	85,000	72,675
Target Corp. bonds 6 1/2s, 2037	230,000	203,810
Time Warner, Inc. debs. 9.15s, 2023	85,000	84,521
Time Warner, Inc. debs. 9 1/8s, 2013	50,000	52,527
		955,821

Consumer staples (0.8%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	35,000	37,422
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	35,000	38,326
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	25,000	23,172
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	25,000	24,531
Cadbury Schweppes US Finance LLC 144A company guaranty
sr. unsec. notes 5 1/8s, 2013 (United Kingdom)	30,000	29,639
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	143,700
Coca-Cola Co. (The) sr. unsec. unsub. notes 4 7/8s,
2019	5,000	5,017
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	117,000	70,200
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	63,357	64,439
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	75,000	72,499
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	5,000	5,080
Diageo PLC company guaranty 8s, 2022 (Canada)	230,000	259,099
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	43,000	33,158
General Mills, Inc. sr. unsec. notes 5.65s, 2019	20,000	20,329

Kellogg Co. sr. unsub. 5 1/8s, 2012	20,000	21,039
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	110,334
Kroger Co. company guaranty 6 3/4s, 2012	60,000	63,482
Kroger Co. company guaranty 6.4s, 2017	55,000	56,462
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	78,042
McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	86,112
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	20,000	16,983
Reynolds American, Inc. company guaranty 7 1/4s, 2013	85,000	81,099
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	70,000	65,191
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	110,000	114,700
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	115,000	107,232
		1,627,287

Energy (0.5%)
Amerada Hess Corp. unsub notes 6.65s, 2011	25,000	25,502
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	128,800
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	15,000	13,449
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	10,000	9,765
ConocoPhillips notes 6 1/2s, 2039	100,000	97,548
Devon Energy Corp. sr. notes 6.3s, 2019	40,000	39,027
Forest Oil Corp. sr. notes 8s, 2011	80,000	76,800
Halliburton Co. sr. unsec. notes 7.45s, 2039	35,000	34,946
Kerr-McGee Corp. sec. notes 6.95s, 2024	20,000	15,325
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	30,000	31,446
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	80,550
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	75,000	53,195
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	97,900
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	54,000	52,441
Sunoco, Inc. notes 4 7/8s, 2014	48,000	42,422
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	30,000	21,279
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	35,000	29,986
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	65,000	55,005
Williams Cos., Inc. (The) 144A sr. unsec. notes
8 3/4s, 2020	45,000	44,775
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	30,000	27,303
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	25,000	24,837
		1,002,301

Financials (4.2%)
AGFC Capital Trust I company guaranty 6s, 2067	100,000	9,000
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	62,000	59,971
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	280,000	19,600
Amvescap PLC company guaranty 5 5/8s, 2012	70,000	54,740
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	75,000	76,552
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.664s, 2027	193,000	63,965
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049	150,000	66,000
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	45,000	45,827
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	198,097
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	44,000	45,439
Block Financial Corp. notes 5 1/8s, 2014	25,000	21,647
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
3.034s, 2012	299,250	257,481
Capital One Capital III company guaranty 7.686s, 2036	41,000	13,976
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 1.573s, 2009	30,000	29,241
Chubb Corp. (The) sr. notes 6 1/2s, 2038	100,000	95,964
Chubb Corp. (The) sr. notes 5 3/4s, 2018	50,000	49,371
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	267,000	62,078
CIT Group, Inc. sr. notes 5.4s, 2013	20,000	12,475
CIT Group, Inc. sr. notes 5s, 2015	15,000	9,133
CIT Group, Inc. sr. notes 5s, 2014	15,000	8,599
Citigroup, Inc. sr. notes 6 1/2s, 2013	150,000	137,837
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	49,000	42,294
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.424s,
2009	285,000	279,287
Citigroup, Inc. sub. notes 5s, 2014	40,000	26,516
CNA Financial Corp. unsec. notes 6 1/2s, 2016	35,000	25,048
CNA Financial Corp. unsec. notes 6s, 2011	100,000	87,227
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	46,000	17,047
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	70,000	68,660
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	40,000	16,863
Dresdner Funding Trust I 144A bonds 8.151s, 2031	190,000	71,953
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	15,000	8,835
Fleet Capital Trust V bank guaranty FRN 2.309s, 2028	114,000	37,403
Fund American Cos., Inc. notes 5 7/8s, 2013	36,000	27,397
GATX Financial Corp. notes 5.8s, 2016	80,000	59,958
General Electric Capital Corp. FDIC guaranteed sr.
unsec. notes 1 5/8s, 2011	1,000,000	1,005,674
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	45,000	21,851
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018	25,000	8,000
Goldman Sachs Group, Inc (The) FDIC guaranteed sr.
unsec. notes 1 5/8s, 2011	1,000,000	1,000,731
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	200,000	203,854
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	40,000	39,016

Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	39,000	26,244
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	45,505
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	135,000	83,481
HSBC Finance Capital Trust IX FRN 5.911s, 2035	300,000	60,057
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	170,000	139,119
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	140,000	15,225
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	25,000	13,250
International Lease Finance Corp. sr. unsec. Ser. MTN,
6 5/8s, 2013	10,000	5,375
JPMorgan Chase & Co. FDIC guaranteed 2 5/8s, 2010	1,000,000	1,021,676
JPMorgan Chase & Co. sr. notes 6s, 2018	75,000	75,756
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	18,000	12,200
JPMorgan Chase Capital XXV bonds 6.8s, 2037	280,000	185,436
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	92,000	42,437
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	175,176
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	295,000	175,119
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.359s,
2011	110,000	91,907
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	300,000	159,000
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	35,000	30,049
Monumental Global Funding, Ltd. 144A notes 5 1/2s, 2013	45,000	40,911
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.646s,
2010	115,000	109,843
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	41,979
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	82,138
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	35,000	29,100
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	35,453
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	70,000	71,045
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	70,000	13,650
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	41,000	34,446
Prudential Holdings LLC 144A bonds 8.695s, 2023	210,000	180,711
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	23,375
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	21,500
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	50,000	38,603
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	47,000	35,250
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	100,000	94,095
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 2.32s, 2037	120,000	44,945
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	257,381
Wells Fargo & Co. sr. notes 4 3/8s, 2013	140,000	130,487
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	55,000	40,700
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	140,000	53,910
		8,121,141

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	40,162
AmerisourceBergen Corp. company guaranty sr. unsec.
notes 5 5/8s, 2012	80,000	78,929
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	59,000	62,471
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013	40,000	38,620
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	5,000	4,992
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	59,000	60,517
Hospira, Inc. sr. notes 5.55s, 2012	60,000	60,758
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	68,000	72,924
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	22,000	23,549
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	20,000	21,003
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	30,000	23,282
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	95,000	94,856
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	51,300
WellPoint, Inc. notes 7s, 2019	90,000	89,789
		723,152

Technology (0.4%)
Cisco Systems, Inc. sr. unsec. notes 4.95s, 2019	10,000	9,823
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	10,000	9,565
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018	15,000	12,638
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	100,000	93,553
IBM Corp. sr. unsec. notes 5.7s, 2017	245,000	253,603
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	285,000	241,826
Motorola, Inc. sr. notes 8s, 2011	25,000	22,932
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	20,000	15,134
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	32,000	27,231
Xerox Corp. sr. notes 6.4s, 2016	145,000	110,557
Xerox Corp. sr. unsec. notes 6.35s, 2018	60,000	44,700
		841,562

Transportation (0.3%)

American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	5,000	3,500
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	35,000	37,199
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	80,000	81,856
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	3,013	2,396
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	56,805	44,308
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	199,440	139,608
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	40,000	35,859
Southwest Airlines Co. pass-through certificates
6.15s, 2022	114,097	103,068
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	5,000	4,828
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	47,622
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	140,000	133,656
		633,900

Utilities and power (1.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	60,000	58,602
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	41,671
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	120,000	107,668
Beaver Valley II Funding debs. 9s, 2017	49,000	48,570
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	120,000	101,622
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	144,000	107,025
CMS Energy Corp. unsub. notes 6.55s, 2017	5,000	4,338
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	28,703
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	215,000	203,699
Consolidated Natural Gas Co. sr. notes 5s, 2014	70,000	67,560
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	243,000	137,295
Dominion Resources, Inc. sr. unsec. notes 6.4s, 2018	40,000	39,896
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	90,000	88,586
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	54,000	53,139
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	15,000	13,173
Electricite de France 144A notes 6.95s, 2039 (France)	100,000	99,116
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	135,000	121,992
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	135,000	90,450
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	25,000	15,625
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	15,000	13,783
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	61,497
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	100,000	92,375
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	20,000	17,700
ITC Holdings Corp. 144A notes 5 7/8s, 2016	36,000	33,897
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	37,390
Kansas Gas & Electric bonds 5.647s, 2021	51,473	47,701
Kinder Morgan, Inc. notes 6s, 2017	70,000	65,944
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	77,000	71,610
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	45,000	44,037
Northwestern Corp. sec. notes 5 7/8s, 2014	36,000	36,333
Oncor Electric Delivery Co. debs. 7s, 2022	82,000	76,467
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	46,129
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	105,000	100,628
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	37,000	33,654
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	73,473	71,906
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	60,000	60,472
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	39,000	20,280
Southern Natural Gas. Co. 144A notes 5.9s, 2017	60,000	52,402
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	80,000	73,840
Spectra Energy Capital, LLC sr. notes 8s, 2019	100,000	95,700
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	40,000	38,540
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	150,000	142,254
TEPPCO Partners LP company guaranty FRB 7s, 2067	80,000	45,768
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	125,000	123,395
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	95,000	87,874
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	70,000	39,900
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	35,000	34,680
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	125,000	119,779
		3,214,665

Total corporate bonds and notes (cost $24,804,325)		$20,814,995

ASSET-BACKED SECURITIES (6.1%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-1,
Class M2, 1.212s, 2035	25,396	$12,542
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.672s, 2036	99,000	30,706

FRB Ser. 06-HE3, Class A2C, 0.672s, 2036	134,000	52,643
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	62,848	40,302
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 1.595s, 2013	217,000	25,367
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	7,867	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.932s, 2029	206,624	89,203
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 1.056s, 2012	53,797	50,455
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 3.022s, 2036	157,000	1,761
FRB Ser. 03-8, Class M2, 2.272s, 2033	63,289	16,754
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	17,824
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.792s, 2033	7,642	901
FRB Ser. 06-W4, Class A2C, 0.682s, 2036	239,000	115,349
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.522s, 2033	60,128	37,486
FRB Ser. 05-WMC1, Class M1, 0.962s, 2035	108,000	50,760
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.712s, 2036	39,298	22,671
FRB Ser. 06-HE4, Class A5, 0.682s, 2036	154,155	93,756
FRB Ser. 06-HE7, Class A4, 0.662s, 2036	70,000	13,008
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.245s, 2033	84,731	22,877
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	112,000	97,440
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	95,312
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.523s, 2039	574,386	380,049
FRB Ser. 04-D, Class A, 0.913s, 2044	121,228	106,464
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.872s, 2038	49,642	32,267
FRB Ser. 03-SSRA, Class A, 1.222s, 2038	49,642	34,750
FRB Ser. 04-SSRA, Class A1, 1.122s, 2039	109,808	69,179
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 2.272s, 2035 (F)	100,000	998
FRB Ser. 05-HE1, Class M3, 1.452s, 2035	70,000	32,298
FRB Ser. 03-3, Class A2, 1.112s, 2043	181,530	139,644
FRB Ser. 03-1, Class A1, 1.022s, 2042	53,713	37,252
FRB Ser. 05-3, Class A1, 0.972s, 2035	73,271	34,953
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.942s, 2035	42,547	22,479
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	429,456	35,548
Ser. 00-4, Class A6, 8.31s, 2032	943,904	490,830
Ser. 00-5, Class A6, 7.96s, 2032	172,940	107,434
Ser. 01-4, Class A4, 7.36s, 2033	542,563	401,737
Ser. 00-6, Class A5, 7.27s, 2031	152,169	105,008
Ser. 01-3, Class A4, 6.91s, 2033	593,853	413,859
Ser. 02-1, Class A, 6.681s, 2033	405,859	341,797
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 1.042s, 2035	43,000	30,033
FRB Ser. 04-6, Class 2A5, 0.912s, 2034	108,192	71,638
FRB Ser. 05-14, Class 3A2, 0.762s, 2036	20,673	16,265
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	188,000	56,400
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	10,726	--
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.192s, 2035	29,000	3,982
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.062s, 2035	93,000	77,105
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.672s, 2036	158,000	57,275
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	16,774	15,819
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.852s, 2036	221,000	112,787
FRB Ser. 06-2, Class 2A3, 0.692s, 2036	414,000	229,508
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.822s, 2019	169,000	79,430
Ser. 04-1A, Class B, 1.372s, 2018	9,892	7,518
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	266,000	216,949
GEBL 144A
Ser. 04-2, Class D, 3.306s, 2032 (F)	87,103	8,653
Ser. 04-2, Class C, 1.406s, 2032 (F)	87,103	17,320
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,218,888	769,484
Ser. 97-2, Class A7, 7.62s, 2028	49,660	40,934
Ser. 97-6, Class A9, 7.55s, 2029	74,843	56,404
Ser. 97-4, Class A7, 7.36s, 2029	119,109	98,544
Ser. 97-3, Class A5, 7.14s, 2028	66,828	50,796
Ser. 97-6, Class A8, 7.07s, 2029	22,503	19,567
Ser. 98-4, Class A7, 6.87s, 2030	45,360	30,723
Ser. 97-7, Class A8, 6.86s, 2029	72,201	61,144
Ser. 99-3, Class A7, 6.74s, 2031	263,042	219,425
Ser. 99-1, Class A6, 6.37s, 2025	195,000	159,646
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,296,692	835,204
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	32,900
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	122,393	116,275
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.672s, 2036	616,000	238,875
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 2.072s, 2030 (Cayman Islands)	250,000	25,000
FRB Ser. 05-1A, Class D, 2.052s, 2030 (Cayman Islands)	65,752	16,438

High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.741s, 2036	243,574	90,123
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.852s, 2036	111,000	63,596
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	5,000	1,349
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,414,109	836,831
IFB Ser. 07-3, Class 4B, IO, 6.168s, 2037	551,589	43,680
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.523s, 2036	270,000	21,600
FRB Ser. 02-1A, Class FFL, 3.272s, 2037	460,000	92,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	644,034	280,155
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.142s, 2035	80,000	26,693
FRB Ser. 06-4, Class 2A4, 0.782s, 2036	106,000	29,316
FRB Ser. 06-1, Class 2A3, 0.712s, 2036	167,479	89,651
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.772s, 2032	338,443	173,594
Ser. 02-A IO, 0.3s, 2032	9,412,409	92,232
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	19,640	10,802
FRB Ser. 02-1A, Class A1, 1.245s, 2024	59,059	49,684
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.672s, 2036	56,000	29,616
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	8,236	484
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	46,274	34,629
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.202s, 2035	50,000	32,289
FRB Ser. 05-HE1, Class M3, 1.042s, 2034	50,000	30,574
FRB Ser. 06-NC4, Class M2, 0.822s, 2036	70,000	958
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
1.724s, 2015	31,899	27,870
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	20,805	18,817
Ser. 04-B, Class C, 3.93s, 2012 (F)	13,792	11,821
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	161,233	129,788
FRB Ser. 03-4, Class M3, 2.572s, 2033	5,050	2,377
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.682s, 2036	132,000	53,295
FRB Ser. 06-2, Class A2C, 0.672s, 2036	132,000	72,326
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	154,562	85,012
Ser. 95-B, Class B1, 7.55s, 2021	67,346	38,170
Ser. 00-D, Class A3, 6.99s, 2022	24,500	22,490
Ser. 01-D, Class A3, 5.9s, 2022	24,425	13,491
Ser. 02-C, Class A1, 5.41s, 2032	398,377	207,156
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	60,606	41,152
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	4,055	3,848
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.352s, 2036	33,000	3,380
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.652s, 2036	205,000	102,563
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.32s, 2011 (United Kingdom)	275,000	254,970
FRB Ser. 04-2A, Class C, 2.2s, 2011 (United Kingdom)	109,000	91,938
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.712s, 2036	158,328	121,699
FRB Ser. 07-RZ1, Class A2, 0.682s, 2037	206,000	90,738
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)	9,910	50
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)	36,851	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.172s, 2035	50,000	2,784
FRB Ser. 07-NC2, Class A2B, 0.662s, 2037	193,000	68,866
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, Principal Only (PO), 0.732s, 2036	226,000	63,083
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.692s, 2036	107,000	61,236
FRB Ser. 06-3, Class A3, 0.682s, 2036	619,000	330,797
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 3.022s, 2035	16,957	37
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.782s, 2036	107,000	3,489
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.633s, 2015	697,251	397,433
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	184,000	23,000
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 2.059s, 2044 (Jersey)	90,076	10,809

Total asset-backed securities (cost $20,940,021)		$11,830,046

PURCHASED OPTIONS OUTSTANDING (2.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$14,643,000	$2,929,332

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%

versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	14,643,000	10,836

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,560,000	1,222,922

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,560,000	--

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.315	7,048,000	1,511,444

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.315	7,048,000	--

Total purchased options outstanding (cost $1,779,112)			$5,674,534

INVESTMENT COMPANIES (0.4%)(a)
	Shares	Value

Utilities Select Sector SPDR Fund	31,900	$814,726

Total investment companies (cost $789,714)		$814,726

SENIOR LOANS (0.3%)(a)(c)

	Principal amount	Value

Dana Corp. bank term loan FRN 7 1/4s, 2015	$47,884	$10,854
DIRECTV Holdings, LLC bank term loan FRN 2.657s, 2013	86,844	82,950
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2011	61,760	52,218
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014	73,004	58,878
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
3.157s, 2014	18,559	15,645
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 3.157s, 2014	4,986	4,204
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.497s, 2014	53,631	45,211
Lear Corp bank term loan FRN 3.754s, 2013	77,528	26,578
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 3.657s, 2014	109,175	105,217
Level 3 Communications, Inc. bank term loan FRN
3.309s, 2014	78,000	58,559
MetroPCS Wireless, Inc. bank term loan FRN 3.19s, 2013	30,805	27,964
Polypore, Inc. bank term loan FRN Ser. B, 3.407s, 2014	77,216	56,368
Sun Healthcare Group, Inc. bank term loan FRN 3.157s,
2014	13,004	10,967
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.157s, 2014	45,178	38,100
Travelport bank term loan FRN Ser. B, 3.085s, 2013	31,160	17,952
Travelport bank term loan FRN Ser. DD, 3.407s, 2013	16,403	9,391
TW Telecom, Inc. bank term loan FRN Ser. B, 3.407s,
2013	38,507	34,464

Total senior loans (cost $799,562)		$655,520

MUNICIPAL BONDS AND NOTES (0.2%)(a)

	Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	$125,000	$124,826
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	135,000	78,975
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	180,000	97,182

Total municipal bonds and notes (cost $439,986)		$300,983

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	4,499	$290,186

Total convertible preferred stocks (cost $347,904)		$290,186

SHORT-TERM INVESTMENTS (21.5%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	30,518,949	$30,518,949
U.S. Treasury Bills for an effective yield of 0.70%,
May 15, 2009 (SEG)	$6,360,000	6,327,984
U.S. Treasury Bills with yields ranging from 0.62% to
0.86%, November 19, 2009 (SEG)	1,162,000	1,157,319
U.S. Treasury Cash Management Bills for an effective
yield of 0.88%, May 15, 2009 (SEG)	3,310,000	3,306,442

Total short-term investments (cost $41,310,694)		$41,310,694

TOTAL INVESTMENTS

Total investments (cost $447,337,087) (b)		$413,479,902

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$8,765	$8,354	4/15/09	$411

Total				$411

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	64	$15,824,000	Jun-09	$(262,474)
Euro-Dollar 90 day (Short)	190	46,979,875	Sep-09	(890,426)
Euro-Dollar 90 day (Short)	177	43,699,088	Dec-09	(864,482)
Euro-Dollar 90 day (Short)	11	2,714,250	Mar-10	(65,442)
U.S. Treasury Bond 20 yr (Long)	39	5,058,422	Jun-09	34,323
U.S. Treasury Note 2 yr (Short)	430	93,692,969	Jun-09	(413,105)
U.S. Treasury Note 10 yr (Short)	77	9,554,016	Jun-09	(198,048)

Total				$(2,659,654)

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $3,404,934) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	$13,848,000	Feb-10/5.215	$2,510,504

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	13,848,000	Feb-10/5.215	31,850

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,872,000	May-12/5.51	636,540

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,872,000	May-12/5.51	57,382

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	8,959,000	Feb-10/5.08	1,521,507

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	8,959,000	Feb-10/5.08	26,160

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	206,000	Nov-09/4.40	839

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	206,000	Nov-09/4.40	24,922

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	8,959,000	Feb-10/5.22	1,624,177

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	8,959,000	Feb-10/5.22	21,233

Total			$6,455,114

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $64,539,727) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, April 1, 2039	$46,000,000	4/13/09	$47,451,875
FNMA, 4 1/2s, April 1, 2039	17,000,000	4/13/09	17,361,250

Total			$64,813,125

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,058,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$161,535

5,700,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(524,772)

5,677,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	834,616

63,936,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	1,834,464

29,838,000	--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(6,344,929)

59,265,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,402,579

8,162,000	25,477	10/1/18	3 month USD-LIBOR-BBA	4.30%	1,181,889

2,989,000	1,128	10/20/18	3 month USD-LIBOR-BBA	4.60%	502,739

25,957,000	(23,596)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,001,225)

3,628,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(409,765)

16,929,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(577,514)

11,425,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	395,405

3,867,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,039,059)

Barclays Bank PLC
63,547,000	--	12/9/10	3 month USD-LIBOR-BBA	2.005%	1,084,406

11,279,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(10,034)

85,815,000	--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(1,579,701)

Citibank, N.A.
43,470,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	2,618,718

28,843,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(6,632,694)

28,842,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	707,415

14,731,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	314,188

6,882,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	(105,076)

11,615,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	66,542

Credit Suisse International
6,649,800	--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(184,086)

11,853,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	289,748

12,238,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	372,783

28,495,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	954,080

11,411,000	10,848	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,643,358)

13,000,000	--	12/5/20	3 month USD-LIBOR-BBA	3.01%	114,471

12,420,000	132,750	12/10/38	3 month USD-LIBOR-BBA	2.69%	(1,126,212)

8,118,000	--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(358,587)

37,557,000	--	3/24/39	3.34%	3 month USD-LIBOR-BBA	(622,609)

Deutsche Bank AG
6,214,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	196,228

6,945,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,158,245)

97,864,000	--	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,918,599

505,000	--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(45,145)

20,943,000	17,936	11/21/10	2.25%	3 month USD-LIBOR-BBA	(447,829)

29,314,000	--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,200,491

38,752,000	--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,043,364)

23,830,000	--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	557,803

16,141,000	--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(251,924)

24,825,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	88,393

9,084,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(439,563)

46,000,000	--	12/17/13	3 month USD-LIBOR-BBA	2.39%	761,588

31,786,000	--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(1,065,807)

105,812,000	--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	788,081

6,015,000	--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(33,935)

20,099,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(100,340)

21,900,000	--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	4,061

70,100,000	--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(800,681)

14,656,000	--	1/9/14	3 month USD-LIBOR-BBA	2.165%	19,906

6,116,000	--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(160,976)

5,593,000	--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(236,217)

124,624,000	--	1/27/16	2.51064%	3 month USD-LIBOR-BBA	(41,682)

48,393,000	--	1/27/39	3 month USD-LIBOR-BBA	3.12%	(1,097,661)

4,273,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(12,944)

16,016,000	--	2/3/19	3.01%	3 month USD-LIBOR-BBA	(249,436)

9,851,000	--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	(134,402)

10,000,000	--	3/10/16	3 month USD-LIBOR-BBA	2.845%	190,397

69,000,000	--	3/16/11	3 month USD-LIBOR-BBA	1.6725%	389,864

32,000,000	--	3/16/16	2.85%	3 month USD-LIBOR-BBA	(605,467)

8,000,000	--	3/16/29	3 month USD-LIBOR-BBA	3.29%	85,153

48,808,000	--	3/20/11	3 month USD-LIBOR-BBA	1.43%	41,866

4,000,000	--	3/23/19	2.8225%	3 month USD-LIBOR-BBA	17,318

25,200,000	--	3/23/11	3 month USD-LIBOR-BBA	1.45%	34,411

18,000,000	--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(121,088)

8,000,000	--	3/30/21	3 month USD-LIBOR-BBA	3.125%	79,907

Goldman Sachs International
15,916,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	2,074,063

6,082,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	146,473

7,029,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(1,055,874)

6,968,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(1,086,820)

5,536,000	--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(1,532,584)

14,383,000	6,778	10/24/10	3 month USD-LIBOR-BBA	2.60%	434,608

20,520,000	(127,017)	11/18/18	3 month USD-LIBOR-BBA	4.10%	2,350,855

23,064,000	(84,038)	11/18/13	3 month USD-LIBOR-BBA	3.45%	1,511,820

34,922,000	(9,605)	11/18/10	3 month USD-LIBOR-BBA	2.35%	834,764

21,900,000	--	12/16/18	3 month USD-LIBOR-BBA	2.78%	22,156

JPMorgan Chase Bank, N.A.
4,000,000	--	2/13/18	3 month USD-LIBOR-BBA	4.29125%	498,057

625,000	--	2/15/13	3 month USD-LIBOR-BBA	3.585%	39,917

40,974,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(5,152,025)

8,235,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(1,115,013)

5,125,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	694,373

1,997,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(665,547)

14,538,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(4,921,096)

29,302,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	372,009

14,862,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	670,749

42,805,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	1,907,272

65,552,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	738,106

32,193,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	365,061

13,450,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	1,018,659

8,430,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	269,920

15,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,657,078)

6,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	1,072,045

18,498,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	600,719

9,150,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	320,116

36,094,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,228,114

14,916,000	--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,119,293

3,658,000	(10,760)	11/4/18	3 month USD-LIBOR-BBA	4.45%	549,153

895,000	2,699	11/4/18	4.45%	3 month USD-LIBOR-BBA	(134,294)

271,000	1,287	11/4/13	3.85%	3 month USD-LIBOR-BBA	(22,896)

12,124,000	--	11/10/18	3 month USD-LIBOR-BBA	4.83%	2,261,290

10,881,000	--	12/19/18	5%	3 month USD-LIBOR-BBA	(2,157,348)

14,526,000	--	1/26/39	3 month USD-LIBOR-BBA	3.05%	(526,224)

50,281,000	--	1/26/14	2.2156%	3 month USD-LIBOR-BBA	(173,322)

3,204,000	--	3/6/39	3.48%	3 month USD-LIBOR-BBA	(143,009)

UBS AG
237,761,000	--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(7,734,699)

18,393,000	611,414	11/10/28	4.45%	3 month USD-LIBOR-BBA	(3,013,574)

42,387,000	(1,076,785)	11/10/18	3 month USD-LIBOR-BBA	4.45%	5,391,268

46,000,000	88,840	12/19/20	3 month USD-LIBOR-BBA	2.34%	(2,737,364)

Total					$(17,334,590)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$556		$809,000	(F)	10/12/52	(134 bp)	$703,983

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	B2	--		45,000		12/20/12	95 bp	(22,115)

International Lease
Finance Corp., 4.15%,
1/20/15	--	(1,000)		10,000		12/20/13	(500 bp)	1,942

Mattel, Inc., 7 1/4%,
7/9/12	--	--		40,000		3/20/13	(157.2 bp)	(213)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	--		22,000		3/20/18	(177 bp)	(709)

MetLife Inc., 5%,
6/15/15	--	--		125,000		12/20/13	(384 bp)	19,200

Motorola, Inc., 6.5%,
9/1/25	--	--		25,000		11/20/11	(240 bp)	474

Ryder System Inc.,
6.95%, 12/1/25	--	--		40,000		3/20/13	(135 bp)	2,701

Sealed Air Corp.,
5 5/8%, 7/15/13	--	--		25,000		9/20/13	(169 bp)	970

Spectra Energy Capital,
6 1/4%, 2/15/13	--	--		40,000		9/20/14	(115 bp)	(320)

Citibank, N.A.
Dominion Resources
Inc., 5.15%, 7/15/15	--	--		55,000		6/20/18	(73 bp)	(278)

International Lease
Finance Corp., 4.15%,
1/20/15	--	--		25,000		6/20/13	(222.50 bp)	9,237

Lexmark International,
Inc., 5.9%, 6/1/13	Baa2	--		10,000		6/20/13	108.5 bp	764

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	5,000		3/20/13	815 bp	(2,226)

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--	--		$5,000		6/20/11	(162 bp)	545

Mohawk Industries,
Inc., 7.2%, 4/15/12	--	--		30,000		3/20/16	(140 bp)	3,702

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	--	--		20,000		6/20/13	(85 bp)	1,420

Sara Lee Corp., 6 1/8%,
11/1/32	--	--		110,000		9/20/11	(43 bp)	426

Telecom Italia SPA.
5 3/8%, 1/29/19	--	--		55,000		9/20/11	(218 bp)	1,762

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--	--		115,000		3/20/13	(65 bp)	2,254

Credit Suisse International
DJ CMB NA CMBX AAA Index	AAA	70,406		423,000		12/13/49	8 bp	(70,855)

DJ CMBX NA AAA Series 4
Version 1 Index	--	(5,355,318)		12,964,000		2/17/51	(35 bp)	(958,496)

General Electric
Capital Corp., 5 5/8%,
9/15/17	Baa3	--		220,000		12/20/13	530 bp	(15,471)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--		255,000		12/20/13	(210 bp)	18,947

Southwest Airlines,
5 1/4%, 10/1/14	--	--		5,000		3/20/12	(190 bp)	128

Deutsche Bank AG
Cadbury Schweppes US
Finance LLC, 5 1/8%,
10/1/13	--	--		30,000		12/20/13	(86 bp)	(427)

CNA Financial Corp.,
5.85%, 12/15/14	--	--		35,000		9/20/16	(155 bp)	3,404

DJ ABX CMBX AAA Index	AAA	19,896		330,000	(F)	2/17/51	35 bp	(93,397)

Expedia Inc., 7.456%,
8/15/18	--	--		9,000		12/20/13	(310 bp)	594

General Electric
Capital Corp., 6%,
6/15/12	C	--		400,000		9/20/13	109 bp	(83,411)

Genworth Financial
Inc., 5 3/4%, 6/15/14	--	--		25,000		6/20/18	(143 bp)	14,758

Grohe Holding Gmbh,
8 5/8%, 10/1/14	B3	--	EUR	5,000		6/20/09	400 bp	(356)

Hanson PLC., 7 7/8%,
9/27/10	--	--		$5,000		9/20/16	(255 bp)	2,154

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		5,000	12/20/13	112 bp	(225)

Packaging Corporation
of America, 5 3/4%,
8/1/13	--	--		40,000	9/20/13	(129 bp)	1,315

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--	--		15,000	3/20/18	(95 bp)	(238)

PPG Industries, Inc.,
7.05%, 8/15/09	--	--		20,000	3/20/18	(154 bp)	199

Reynolds American,
Inc., 7 5/8%, 6/1/16	--	--		85,000	6/20/13	(105 bp)	7,613

Tyco Electronics Group,
6.55%, 10/1/17	--	--		20,000	12/20/17	(125.5 bp)	2,862

Goldman Sachs International
CVS Caremark Corp.,
4 7/8%, 9/15/14	--	--		5,000	9/20/11	(50 bp)	48

DJ CDX NA CMBX AAA Index	AAA	9,144		250,000	(F) 3/15/49	7 bp	(61,471)

DJ CMB NA CMBX AAA Index	--	(260,719)		3,532,000	2/17/51	(35 bp)	937,181

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	5,000	3/20/13	680 bp	(2,429)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$5,000	12/20/13	118.1 bp	(263)

JPMorgan Chase Bank, N.A.
Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10	--	--		25,000	3/20/17	(133 bp)	(149)

CenturyTel. Inc., 6%,
4/1/17	--	--		10,000	6/20/13	(95 bp)	94

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	5,000	3/20/13	795 bp	(2,122)

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	2,589,785		$6,632,000	2/17/51	35 bp	288,279

Expedia, Inc., 7.456%,
8/15/18	--	--		6,000	9/20/13	(300 bp)	391

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%,
4/1/17	--	--		15,000	6/20/12	(145 bp)	1,356

GATX Corp., 8.875%,
6/1/09	--	--		80,000	3/20/16	(100 bp)	15,576

General Growth
Properties, conv. bond
3.98%, 4/15/27	Ba2	--		10,000	6/20/12	750 bp	(6,483)

General Growth
Properties, conv. bond
3.98%, 4/15/27	Baa3	--		5,000	9/20/13	775 bp	(3,373)

Lexmark International,
Inc., 5.9%, 6/1/13	--	--		10,000	6/20/13	(113 bp)	747

Lexmark International,
Inc., 5.9%, 6/1/13	--	--		250,000	6/20/13	(113 bp)	18,686

Lexmark International,
Inc., 5.9%, 6/1/13	--	--		15,000	6/20/13	(113 bp)	1,121

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		5,000	12/20/13	113 bp	(223)

Merrill Lynch International
AmerisourceBergen
Corp., 5 7/8%, 9/15/15	--	--		80,000	9/20/12	(65 bp)	434

Block Financial LLC.
5 1/8%, 10/30/14	--	--		25,000	12/20/14	(69 bp)	574

Computer Sciences Corp,
5%, 2/15/13	--	--		10,000	3/20/13	(66 bp)	--

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--		77,000	9/20/12	(128 bp)	934

MGM Mirage Inc.,
5 7/8%, 2/27/14	--	--		13,000	9/20/10	(470 bp)	7,606

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17	--	--		40,000	6/20/13	(49 bp)	430

Hanson PLC., 7 7/8%,
9/27/10	--	--		15,000	9/20/16	(250 bp)	6,319

Starwood Hotels &
Resorts Worldwide,
Inc., 7 7/8%, 5/1/12	--	--		85,000	6/20/12	(195 bp)	12,118

Total							$767,998

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2009.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations
EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $192,420,399.

(b) The aggregate identified cost on a tax basis is $453,824,258, resulting in gross unrealized appreciation and depreciation of $11,049,817 and $51,394,173, respectively, or net unrealized depreciation of $40,344,356.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian or broker to cover margin requirements and collateral for certain swap contracts at March 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $135,051,996 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, American Depository Shares representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2009.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses.

The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreement, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long and short term ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of March 31, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At March 31, 2009, the fund had net unrealized gains of $4,582,486 and net unrealized losses of $21,148,667 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$140,701,633	$(2,659,654)

Level 2	271,896,977	(19,889,759)

Level 3	881,292	--

Total	$413,479,902	$(22,549,413)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$870,365	$--

Accrued discounts/premiums	--	--

Realized gain/(loss)	(10,845)	--
Change in net unrealized appreciation/(depreciation)	(126,196)	--
Net purchases/sales	(4,150)	--
Net transfers in and/or out of Level 3	152,118	--

Balance as of March 31, 2009	$881,292	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary of Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$53,073,972	$72,222,974

Foreign exchange contracts	422	11

Credit contracts	2,093,248	1,325,250

	--	--

Total	$55,167,642	$73,548,235

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (56.8%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.9%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, April 1, 2039	$4,000,000	$4,188,438
5 1/2s, TBA, April 1, 2039	1,000,000	1,040,625
		5,229,063

U.S. Government Agency Mortgage Obligations (53.9%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, April 1, 2039	2,000,000	2,106,094
5 1/2s, TBA, April 1, 2039	7,000,000	7,264,688
5 1/2s, TBA, April 1, 2024	1,000,000	1,042,188
5s, TBA, May 1, 2039	18,000,000	18,514,688
5s, TBA, April 1, 2039	39,000,000	40,230,938
4 1/2s, TBA, May 1, 2039	9,000,000	9,164,180
4 1/2s, TBA, April 1, 2039	18,000,000	18,382,500
		96,705,276

Total U.S. government and agency mortgage obligations (cost $100,899,375)		$101,934,339

U.S. TREASURY OBLIGATIONS (--%)(a)

	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$22,435

Total U.S. treasury obligations (cost $20,065)		$22,435

COMMON STOCKS (49.9%)(a)

	Shares	Value

Basic materials (3.3%)
Abengoa SA (Spain)	3,554	$47,157
Acciona SA (Spain)	471	48,350
Aceto Corp.	1,907	11,366
Agnico-Eagle Mines, Ltd. (Canada)	377	21,459
AK Steel Holding Corp.	1,350	9,612
Albemarle Corp.	2,087	45,434
Amcor, Ltd. (Australia)	42,216	130,802
Ameron International Corp.	444	23,381
Ampco-Pittsburgh Corp.	1,155	15,315
Andersons, Inc. (The)	3,102	43,862
AngloGold Ashanti, Ltd. ADR (South Africa)	412	15,145
Antofagasta PLC (United Kingdom)	25,774	185,968
Aracruz Celulose SA ADR (Brazil)	551	3,637
ArcelorMittal (Luxembourg)	16,638	336,614
Aurizon Mines, Ltd. (Canada) (NON)	12,307	55,382
Balfour Beatty PLC (United Kingdom)	5,910	27,757
Barrick Gold Corp. (Canada)	1,488	48,191
Barrick Gold Corp. (Canada)	828	26,844
BASF SE (Germany)	1,643	49,857
BHP Billiton PLC (United Kingdom)	4,647	91,977
BHP Billiton, Ltd. (Australia)	8,102	180,571
BlueScope Steel, Ltd. (Australia)	31,258	56,072
Broadwind Energy, Inc. (NON)	1,178	5,301
Bway Holding Co. (NON)	2,284	18,021
Cameco Corp. (Canada)	1,200	20,604
Canfor Corp. (Canada) (NON)	2,556	9,736
CF Industries Holdings, Inc.	3,803	270,507
China Grand Forestry Green Resources Group, Ltd. (Hong
Kong) (NON)	164,000	6,442
Cia de Minas Buenaventura SA ADR (Peru)	592	14,196
Clearwater Paper Corp. (NON)	148	1,188
Cliffs Natural Resources, Inc.	8,062	146,406
Coeur d'Alene Mines Corp. (NON)	15,300	14,382
Crystallex International Corp. (Canada) (NON)	10,800	2,808
Deltic Timber Corp.	289	11,389
Denison Mines Corp. (Canada) (NON)	2,800	2,044
Dow Chemical Co. (The)	15,077	127,099
Eldorado Gold Corp. (Canada) (NON)	1,512	13,608
Energy Resources of Australia, Ltd. (Australia)	1,033	15,271
Fletcher Building, Ltd. (New Zealand)	10,864	37,257
FMC Corp.	4,470	192,836
Gammon Gold, Inc. (Canada) (NON)	1,365	8,832
Gold Fields, Ltd. ADR (South Africa)	639	7,246
Goldcorp, Inc. (Toronto Exchange) (Canada)	915	30,488
Golden Star Resources, Ltd. (NON)	4,161	6,075
Granite Construction, Inc.	1,200	44,976
Great Basin Gold, Ltd. (South Africa) (NON)	4,854	6,165
Grief, Inc. Class A	442	14,714
Grupo Empresarial Ence SA (Spain)	2,500	6,828
Grupo Ferrovial SA (Spain)	1,769	37,769
Gunns, Ltd. (Australia)	8,163	5,120
Harmony Gold Mining Co., Ltd. ADR (South Africa) (NON)	789	8,632
Hecla Mining Co. (NON)	8,125	16,250
Hokuetsu Paper Mills, Ltd. (Japan)	4,000	17,225
Holmen AB Class B (Sweden)	800	13,284
Iamgold Corp. (Canada)	1,494	12,774
Impregilo SpA (Italy) (NON)	11,473	30,293
Innophos Holdings, Inc.	1,487	16,773
Innospec, Inc.	2,729	10,288
Insituform Technologies, Inc. (NON)	1,421	22,224
International Paper Co.	1,862	13,108
Israel Chemicals, Ltd. (Israel)	1,463	12,033
JFE Holdings, Inc. (Japan)	1,500	33,112
Kaiser Aluminum Corp.	762	17,617
Kinross Gold Corp. (Canada)	1,216	21,730

Koninklijke DSM NV (Netherlands)	1,831	48,099
Koppers Holdings, Inc.	1,919	27,864
Layne Christensen Co. (NON)	1,714	27,544
Linde AG (Germany)	755	51,284
Matsushita Electric Works, Ltd. (Japan)	4,000	29,371
MeadWestvaco Corp.	1,324	15,875
Minefinders Corp. (Canada) (NON)	1,348	10,380
Monsanto Co.	5,883	488,877
Mosaic Co. (The)	6,466	271,443
New Gold, Inc. (Canada) (NON)	3,868	7,490
Newmont Mining Corp.	710	31,780
Northgate Minerals Corp. (Canada) (NON)	5,187	6,951
Northwest Pipe Co. (NON)	569	16,199
Nucor Corp.	4,100	156,497
Oilsands Quest, Inc. (Canada) (NON)	3,790	2,729
OJI Paper Co., Ltd. (Japan)	7,000	28,565
OM Group, Inc. (NON)	2,512	48,532
Packaging Corp. of America	4,457	58,030
Paladin Energy, Ltd. (Australia) (NON)	4,849	11,500
PAN American Silver Corp. (Canada) (NON)	669	11,654
Plum Creek Timber Company, Inc. (R)	873	25,378
Portucel Empresa Produtora de Pasta e Papel SA
(Portugal)	8,930	17,129
Potash Corp. of Saskatchewan, Inc. (Canada)	2,672	215,924
Potlatch Corp. (R)	518	12,012
PV Crystalox Solar PLC (United Kingdom)	6,951	8,452
Rangold Resources, Ltd. ADR (United Kingdom)	384	20,870
Rayonier, Inc.	698	21,094
Royal Gold, Inc.	300	14,028
Sappi, Ltd. ADR (South Africa) (NON)	2,222	4,333
Schnitzer Steel Industries, Inc. Class A	2,609	81,897
Seabridge Gold, Inc. (Canada) (NON)	565	12,797
Silver Standard Resources, Inc. (Canada) (NON)	557	8,979
Silver Wheaton Corp. (Canada) (NON)	8,338	68,622
Sino-Forest Corp. (Canada) (NON)	1,546	10,784
Sonoco Products Co.	922	19,344
Southern Copper Corp. (Peru)	20,245	352,668
Stora Enso OYJ Class R (Finland)	3,333	11,797
Sumitomo Forestry Co., Ltd. (Japan)	2,600	17,205
Svenska Cellulosa AB Class B (Sweden)	2,400	18,218
Syngenta AG (Switzerland)	602	120,939
Terra Industries, Inc.	9,062	254,552
Timberwest Forest Corp. (Unit) (Canada)	1,536	3,572
Uex Corp. (Canada) (NON)	4,000	2,635
Umicore NV/SA (Belgium)	8,939	164,707
UPM-Kymmene OYJ (Finland)	2,011	11,596
Uranium One, Inc. (Canada) (NON)	5,500	11,130
Vallourec SA (France)	757	70,152
Voestalpine AG (Austria)	5,856	76,705
Votorantim Celulose e Papel SA ADR (Brazil)	1,323	5,795
Wausau Paper Corp.	1,840	9,678
West Fraser Timber Co., Ltd. (Canada)	540	9,574
Weyerhaeuser Co.	882	24,317
Xstrata PLC (United Kingdom)	4,713	31,436
Yamana Gold, Inc. (Canada)	2,112	19,536
Zhaojin Mining Industry Co., Ltd. (Hong Kong)	18,000	25,509
		5,931,432

Capital goods (3.2%)
Acuity Brands, Inc.	1,226	27,634
Aecom Technology Corp. (NON)	1,880	49,030
AeroVironment, Inc. (NON)	963	20,127
AGCO Corp. (NON)	6,926	135,750
Alstom SA (France)	1,033	53,460
American Ecology Corp.	1,056	14,721
American Science & Engineering, Inc.	297	16,573
Applied Industrial Technologies, Inc.	3,421	57,712
ATC Technology Corp. (NON)	1,950	21,840
Autoliv, Inc. (Sweden)	5,017	93,166
BAE Systems PLC (United Kingdom)	86,529	415,049
Bio-Treat Technology, Ltd. (China) (NON)	83,000	1,914
Boeing Co. (The)	2,968	105,601
Bucyrus International, Inc. Class A	385	5,844
Calgon Carbon Corp. (NON)	1,122	15,899
Canon, Inc. (Japan)	5,100	148,623
Capstone Turbine Corp. (NON)	18,904	13,611
Caterpillar, Inc.	2,683	75,017
Chart Industries, Inc. (NON)	4,646	36,610
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	22,000	31,610
CLARCOR, Inc.	554	13,955
Clean Harbors, Inc. (NON)	827	39,696
Cobham PLC (United Kingdom)	20,430	50,332
Columbus McKinnon Corp. (NON)	2,099	18,303
Conergy AG (Germany) (NON)	842	750
Cummins, Inc.	4,685	119,233
Deere (John) & Co.	1,271	41,778
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	860	42,570
Ebara Corp. (Japan)	13,000	28,824
EMCOR Group, Inc. (NON)	3,042	52,231
Emerson Electric Co.	6,505	185,913
Energy Recovery, Inc. (NON)	3,164	24,046
EnergySolutions, Inc.	570	4,931
Epure International, Ltd. (China)	9,000	1,748
European Aeronautic Defense and Space Co. (France)	21,463	249,616
Exide Technologies (NON)	11,903	35,709
Finmeccanica SpA (Italy)	7,826	97,332
Flowserve Corp.	2,176	122,117
Fluor Corp.	2,761	95,393
Foster Wheeler AG (NON)	4,403	76,920
Franklin Electric Co., Inc.	599	13,256
Fuel Systems Solutions, Inc. (NON)	700	9,436

Fuel Tech, Inc. (NON)	3,369	35,240
Fuji Machine Manufacturing Co., Ltd. (Japan)	5,500	44,596
Funai Electric Co., Ltd. (Japan)	700	20,644
Gardner Denver, Inc. (NON)	1,733	37,675
General Cable Corp. (NON)	1,570	31,117
General Dynamics Corp.	6,283	261,310
Glory, Ltd. (Japan)	2,600	46,296
GLV, Inc. Class A (Canada) (NON)	1,731	9,053
Gorman-Rupp Co. (The)	950	18,810
GrafTech International, Ltd. (NON)	1,937	11,932
GUD Holdings, Ltd. (Australia)	1,434	6,244
Heico Corp.	790	19,197
Hyflux, Ltd. (Singapore)	8,000	8,692
ITT Corp.	732	28,160
Jacobs Engineering Group, Inc. (NON)	2,200	85,052
John Bean Technologies Corp.	1,820	19,037
Joy Global, Inc.	7,995	170,294
Kurita Water Industries, Ltd. (Japan)	3,100	59,588
Lindsay Corp.	525	14,175
Lockheed Martin Corp.	1,518	104,788
MAN AG (Germany)	163	7,108
Manitowoc Co., Inc. (The)	12,035	39,354
Met-Pro Corp.	529	4,311
Mitsubishi Electric Corp. (Japan)	21,000	95,492
Moog, Inc. (NON)	816	18,662
MTU Aero Engines Holding AG (Germany)	1,371	32,140
Mueller Water Products, Inc. Class A	4,938	16,295
Nalco Holding Co.	1,629	21,291
Northrop Grumman Corp.	2,010	87,716
Orbital Sciences Corp. (NON)	1,680	19,975
Organo Corp. (Japan)	1,000	5,529
Parker-Hannifin Corp.	4,907	166,740
Pentair, Inc.	1,524	33,025
Pitney Bowes, Inc.	6,126	143,042
Prysmian SpA (Italy)	14,420	143,527
Raser Technologies, Inc. (NON)	2,600	10,894
Raytheon Co.	9,141	355,951
Rexam PLC (United Kingdom)	5,428	20,973
Roper Industries, Inc.	856	36,337
Siemens AG (Germany)	784	44,880
Silgan Holdings, Inc.	871	45,762
Solaria Energia y Medio Ambiente SA (Spain) (NON)	1,655	3,362
Solon AG Fuer Solartechnik (Germany) (NON)	290	3,713
Spirax-Sarco Engineering PLC (United Kingdom)	1,971	23,682
Steelcase, Inc.	17,113	85,736
Sunpower Corp. Class A (NON)	580	13,792
Tanfield Group PLC (United Kingdom) (NON)	26,614	3,812
Teledyne Technologies, Inc. (NON)	793	21,157
Terex Corp. (NON)	10,500	97,125
Tetra Tech, Inc. (NON)	2,412	49,157
Tomkins PLC (United Kingdom)	10,582	18,363
United Technologies Corp.	6,998	300,774
USEC, Inc. (NON)	2,900	13,920
Valmont Industries, Inc.	531	26,662
Vestas Wind Systems A/S (Denmark) (NON)	808	35,682
Vinci SA (France)	1,047	38,766
WESCO International, Inc. (NON)	2,124	38,487
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	1,805	10,866
		5,829,840

Communication services (2.9%)
Adelphia Recovery Trust (Ser. ACC-1) (NON)	53,418	534
Airvana, Inc. (NON)	3,470	20,300
America Movil SAB de CV ADR Ser. L (Mexico)	1,201	32,523
AT&T, Inc. (SEG)	40,131	1,011,301
Atlantic Tele-Network, Inc.	1,489	28,559
Belgacom SA (Belgium)	1,099	34,409
Carphone Warehouse Group PLC (The) (United Kingdom)	37,281	67,136
CenturyTel, Inc.	3,900	109,668
China Unicom Hong Kong, Ltd. (China)	26,000	27,244
Cincinnati Bell, Inc. (NON)	13,270	30,521
Comcast Corp. Class A	19,613	267,521
DIRECTV Group, Inc. (The) (NON)	18,791	428,247
DISH Network Corp. Class A (NON)	5,831	64,782
Earthlink, Inc. (NON)	4,633	30,439
Embarq Corp.	2,848	107,797
France Telecom SA (France)	18,143	412,434
GeoEye, Inc. (NON)	663	13,094
j2 Global Communications, Inc. (NON)	1,447	31,675
KDDI Corp. (Japan)	67	315,856
Koninklijke (Royal) KPN NV (Netherlands)	5,553	74,234
KT Freetel Co., Ltd. (South Korea) (NON)	2,180	43,684
Liberty Global, Inc. Class A (NON)	11,779	171,502
NeuStar, Inc. Class A (NON)	2,960	49,580
Nice Systems, Ltd. ADR (Israel) (NON)	1,581	39,304
NII Holdings, Inc. (NON)	8,173	122,595
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	10,100	383,243
Novatel Wireless, Inc. (NON)	2,316	13,016
NTELOS Holdings Corp.	1,412	25,614
NTT DoCoMo, Inc. (Japan)	19	25,899
Premiere Global Services, Inc. (NON)	3,689	32,537
Swisscom AG (Switzerland)	133	37,289
Telefonica SA (Spain)	3,678	73,429
Telekom Austria AG (Austria)	1,275	19,261
Telephone and Data Systems, Inc.	1,777	47,108
Time Warner Cable, Inc.	3,944	97,811
Verizon Communications, Inc.	25,396	766,959
Vodafone Group PLC (United Kingdom)	79,150	138,232
		5,195,337

Conglomerates (1.0%)
3M Co.	8,807	437,884
Ansell, Ltd. (Australia)	5,882	35,096

Bouygues SA (France)	5,694	203,066
Danaher Corp.	633	34,321
General Electric Co.	44,245	447,317
Hutchison Whampoa, Ltd. (Hong Kong)	9,000	44,143
Itochu Corp. (Japan)	26,000	128,093
Marubeni Corp. (Japan)	13,000	40,316
Silex Systems, Ltd. (Australia) (NON)	2,292	6,786
Vivendi SA (France)	11,570	305,595
Walter Industries, Inc.	2,451	56,054
		1,738,671

Consumer cyclicals (3.6%)
Aeropostale, Inc. (NON)	815	21,646
Aisin Seiki Co., Ltd. (Japan)	5,200	83,104
Alliance Data Systems Corp. (NON)	877	32,405
Amazon.com, Inc. (NON)	328	24,088
American Media, Inc. 144A (NON)	583	583
AnnTaylor Stores Corp. (NON)	3,597	18,704
Bally Technologies, Inc. (NON)	1,210	22,288
Bridgestone Corp. (Japan)	13,200	190,439
Buckle, Inc. (The)	2,673	85,349
Charlotte Russe Holding, Inc. (NON)	2,200	17,930
Chemed Corp.	834	32,443
Consolidated Graphics, Inc. (NON)	1,171	14,895
CTC Media, Inc. (Russia) (NON)	5,748	26,211
Daily Mail and General Trust PLC Class A (United
Kingdom)	6,023	20,179
Dana Holding Corp. (NON)	1,209	556
Deckers Outdoor Corp. (NON)	556	29,490
Deluxe Corp.	2,265	21,812
Denso Corp. (Japan)	2,300	46,424
Dolby Laboratories, Inc. Class A (NON)	2,918	99,533
Dollar Tree, Inc. (NON)	5,105	227,428
Dreamworks Animation SKG, Inc. Class A (NON)	973	21,056
Dress Barn, Inc. (NON)	2,898	35,616
Emergency Medical Services Corp. Class A (NON)	841	26,399
Experian Group, Ltd. (Ireland)	5,319	33,311
EZCORP, Inc. Class A (NON)	3,421	39,581
FamilyMart Co., Ltd. (Japan)	1,300	39,615
Fiat SpA (Italy)	29,721	208,789
Fields Corp. (Japan)	10	14,191
Foot Locker, Inc.	11,373	119,189
Gap, Inc. (The)	5,000	64,950
Geberit International AG (Switzerland)	531	47,613
Genesco, Inc. (NON)	3,024	56,942
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	5,080	134,193
Guangdong Investment, Ltd. (China)	84,000	33,966
Gymboree Corp. (The) (NON)	1,507	32,174
Hackett Group Inc. (The) (NON)	3,415	6,898
Hasbro, Inc.	6,645	166,590
Healthcare Services Group, Inc.	941	14,087
Home Depot, Inc. (The)	5,000	117,800
Home Retail Group PLC (United Kingdom)	5,241	16,772
Honda Motor Co., Ltd. (Japan)	1,800	43,027
ICF International, Inc. (NON)	1,116	25,635
Isuzu Motors, Ltd. (Japan)	8,000	9,845
Jakks Pacific, Inc. (NON)	1,875	23,156
Jos. A. Bank Clothiers, Inc. (NON)	792	22,026
Landauer, Inc.	556	28,178
Lennox International, Inc.	1,032	27,307
LG Corp. (South Korea)	1,090	39,043
Lowe's Cos., Inc.	6,100	111,325
LVMH Moet Hennessy Louis Vuitton SA (France)	729	45,682
M.D.C. Holdings, Inc.	2,520	78,473
Macy's, Inc.	8,831	78,596
Manpower, Inc.	2,060	64,952
Marvel Entertainment, Inc. (NON)	2,303	61,145
Panasonic Corp., Ltd. (Japan)	9,000	98,808
Mattel, Inc.	5,712	65,859
Mediaset SpA (Italy)	35,620	159,068
Michael Page International PLC (United Kingdom)	5,808	15,260
Morningstar, Inc. (NON)	902	30,803
National CineMedia, Inc.	1,513	19,941
Net 1 UEPS Technologies, Inc. (South Africa) (NON)	1,188	18,069
Next PLC (United Kingdom)	7,108	134,005
Nintendo Co., Ltd. (Japan)	400	117,221
Nissha Printing Co., Ltd. (Japan)	700	22,413
OfficeMax, Inc.	5,958	18,589
Perry Ellis International, Inc. (NON)	1,825	6,315
Phillips-Van Heusen Corp.	2,401	54,455
Point, Inc. (Japan)	1,450	65,327
PRG-Schultz International, Inc. (NON)	1,637	4,649
RadioShack Corp.	7,891	67,626
Reed Elsevier PLC (United Kingdom)	10,026	71,921
Rent-A-Center, Inc. (NON)	1,524	29,520
SECOM Co., Ltd. (Japan)	800	29,585
Sony Corp. (Japan)	3,900	79,890
Stantec, Inc. (Canada) (NON)	1,389	25,132
Staples, Inc.	5,500	99,605
Steiner Leisure, Ltd. (Bahamas) (NON)	860	20,993
Steven Madden, Ltd. (NON)	2,288	42,969
Swire Pacific, Ltd. (Hong Kong)	23,000	153,478
Tenneco Automotive, Inc. (NON)	3,812	6,214
Thomas Cook Group PLC (United Kingdom)	48,040	165,130
Time Warner, Inc.	15,696	302,933
TJX Cos., Inc. (The)	5,200	133,328
Toro Co. (The)	3,686	89,127
Toyota Industries Corp. (Japan)	1,000	21,538
Toyota Motor Corp. (Japan)	700	22,429
Tractor Supply Co. (NON)	480	17,309
True Religion Apparel, Inc. (NON)	1,590	18,778
TUI Travel PLC (United Kingdom)	13,256	43,530

Valeo SA (France)	4,223	61,590
Vertis Holdings, Inc. (F)(NON)	1,807	2
Volkswagen AG (Germany)	52	16,004
Wal-Mart Stores, Inc.	15,697	817,814
Walt Disney Co. (The)	8,372	152,036
Warnaco Group, Inc. (The) (NON)	2,282	54,768
Watson Wyatt Worldwide, Inc. Class A	549	27,104
Wheelock and Co., Ltd. (Hong Kong)	12,000	20,194
Wiley (John) & Sons, Inc. Class A	1,867	55,599
Wolverine World Wide, Inc.	2,108	32,843
World Fuel Services Corp.	614	19,421
WPP PLC (United Kingdom)	10,788	60,643
		6,493,464

Consumer staples (5.8%)
AFC Enterprises (NON)	4,068	18,347
Altria Group, Inc. (SEG)	12,923	207,026
Anheuser-Busch InBev NV (Belgium)	7,474	206,305
Anheuser-Busch InBev NV 144A (Belgium) (NON)	1,515	41,819
Archer Daniels Midland Co.	11,060	307,247
Aryzta AG (Switzerland) (NON)	1,058	25,272
Beacon Roofing Supply, Inc. (NON)	1,275	17,072
Bidz.com, Inc. (NON)	3,130	12,583
BJ's Wholesale Club, Inc. (NON)	5,971	191,012
Brink's Co. (The)	2,108	55,778
Brinker International, Inc.	2,170	32,767
British American Tobacco (BAT) PLC (United Kingdom)	3,560	82,406
Britvic PLC (United Kingdom)	13,590	44,076
Bunge, Ltd.	3,742	211,984
Cal-Maine Foods, Inc.	666	14,912
Campbell Soup Co.	4,674	127,881
CEC Entertainment, Inc. (NON)	1,800	46,584
Chattem, Inc. (NON)	386	21,635
China Green Holdings, Ltd. (China)	33,000	19,455
Church & Dwight Co., Inc.	1,000	52,230
Clorox Co.	2,221	114,337
Coca-Cola Co. (The)	3,788	166,483
Colgate-Palmolive Co.	5,758	339,607
Colruyt SA (Belgium)	176	40,374
Constellation Brands, Inc. Class A (NON)	8,041	95,688
Core-Mark Holding Co., Inc. (NON)	791	14,412
Corn Products International, Inc.	4,302	91,202
Cosan, Ltd. Class A (Brazil) (NON)	10,467	25,644
Dean Foods Co. (NON)	8,498	153,644
DeVry, Inc.	1,212	58,394
Domino's Pizza, Inc. (NON)	2,167	14,194
Elizabeth Arden, Inc. (NON)	1,580	9,211
Energizer Holdings, Inc. (NON)	3,050	151,555
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	1,284	21,083
General Mills, Inc.	1,500	74,820
Heineken Holding NV (Netherlands)	2,701	65,752
Heineken NV (Netherlands)	5,059	144,014
Herbalife, Ltd. (Cayman Islands)	5,417	81,147
HLTH Corp. (NON)	2,648	27,407
ITT Educational Services, Inc. (NON)	1,395	169,381
Japan Tobacco, Inc. (Japan)	10	26,681
Jardine Cycle & Carriage, Ltd. (Singapore)	3,000	23,287
KAO Corp. (Japan)	13,000	254,652
Kellogg Co.	2,000	73,260
Kerry Group PLC Class A (Ireland)	4,198	84,993
Koninklijke Ahold NV (Netherlands)	26,995	295,428
Kraft Foods, Inc. Class A	8,587	191,404
Kroger Co.	16,365	347,265
KT&G Corp. (South Korea)	763	42,030
Lawson, Inc. (Japan)	600	24,720
Lion Nathan, Ltd. (Australia)	4,633	26,070
McDonald's Corp.	12,514	682,889
MWI Veterinary Supply, Inc. (NON)	1,226	34,916
Nash Finch Co.	1,611	45,253
Nestle SA (Switzerland)	10,305	348,574
Netflix, Inc. (NON)	390	16,739
Olam International, Ltd. (Singapore)	26,000	25,004
Pepsi Bottling Group, Inc. (The)	14,272	315,982
PepsiCo, Inc.	8,780	451,994
Philip Morris International, Inc.	13,751	489,261
Prestige Brands Holdings, Inc. (NON)	4,402	22,802
Procter & Gamble Co. (The)	17,924	844,041
Reckitt Benckiser PLC (United Kingdom)	3,138	118,062
Reynolds American, Inc.	1,345	48,205
Robert Half International, Inc.	6,994	124,703
Safeway, Inc.	22,180	447,814
Sara Lee Corp.	8,400	67,872
Spartan Stores, Inc.	4,093	63,073
Strayer Education, Inc.	120	21,584
Suedzucker AG (Germany)	6,167	118,921
SunOpta, Inc. (Canada) (NON)	4,300	7,439
Swedish Match AB (Sweden)	7,188	103,900
Toyo Suisan Kaisha, Ltd. (Japan)	14,000	286,381
WebMD Health Corp. Class A (NON)	1,215	27,095
WM Morrison Supermarkets PLC (United Kingdom)	16,603	60,760
Wolseley PLC (United Kingdom)	13,045	43,160
Woolworths, Ltd. (Australia)	17,790	310,535
Yum! Brands, Inc.	11,484	315,580
		10,427,069

Energy (6.1%)
Alpha Natural Resources, Inc. (NON)	8,164	144,911
Arch Coal, Inc.	496	6,632
Areva SA (France)	19	7,919
Aventine Renewable Energy Holdings, Inc. (NON)	5,563	473
Ballard Power Systems, Inc. (Canada) (NON)	6,076	9,722
Basic Energy Services, Inc. (NON) (SEG)	3,366	21,778
BG Group PLC (United Kingdom)	9,895	149,933

BP PLC (United Kingdom)	65,714	439,652
Bronco Energy, Ltd. (Canada) (NON)	1,386	539
Canadian Oil Sands Trust (Unit) (Canada)	1,065	20,495
Canadian Solar, Inc. (China) (NON)	734	4,389
Centennial Coal Co., Ltd. (Australia)	3,548	4,943
Chevron Corp.	23,158	1,557,144
China Coal Energy Co. (China)	31,000	22,895
China Petroleum & Chemical Corp. (China)	116,000	74,422
China Shenhua Energy Co., Ltd. (China)	20,000	46,094
China Sunergy Co., Ltd. ADR (China) (NON)	1,280	3,904
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	11,012	127,498
Comstock Resources, Inc. (NON)	732	21,814
Connacher Oil and Gas, Ltd. (Canada) (NON)	4,421	2,596
ConocoPhillips	12,848	503,128
CONSOL Energy, Inc.	396	9,995
Core Laboratories NV (Netherlands)	624	45,652
Covanta Holding Corp. (NON)	1,700	22,253
CVR Energy, Inc. (NON)	3,340	18,504
Devon Energy Corp.	986	44,064
Dresser-Rand Group, Inc. (NON)	11,596	256,272
EDP Renovaveis SA (Spain) (NON)	3,878	31,690
Energy XXI Bermuda, Ltd. (Bermuda)	10,296	3,861
ENI SpA (Italy)	12,795	245,245
ENSCO International, Inc.	4,768	125,875
Evergreen Energy, Inc. (NON)	10,300	14,338
Evergreen Solar, Inc. (NON)	2,697	5,745
Exxon Mobil Corp. (SEG)	42,908	2,922,035
Felix Resources, Ltd. (Australia)	1,160	7,078
First Solar, Inc. (NON)	1,684	223,467
Foundation Coal Holdings, Inc.	293	4,205
FuelCell Energy, Inc. (NON)	5,748	13,795
Gamesa Corp Tecnologica SA (Spain)	1,570	20,135
GT Solar International, Inc. (NON)	1,164	7,729
Gushan Environmental Energy, Ltd. ADR (China)	6,000	10,140
Halliburton Co.	1,611	24,922
Headwaters, Inc. (NON)	5,247	16,476
Hess Corp.	1,767	95,771
Hidili Industry International Development, Ltd. (China)	11,000	3,366
Iberdrola Renovables SA (Spain) (NON)	9,307	38,595
Inpex Holdings, Inc. (Japan)	5	34,390
International Coal Group, Inc. (NON)	1,597	2,571
ION Geophysical Corp. (NON)	9,797	15,283
JA Solar Holdings Co., Ltd. ADR (China) (NON)	3,038	10,238
James River Coal Co. (NON)	318	3,924
Key Energy Services, Inc. (NON)	4,410	12,701
LDK Solar Co., Ltd. ADR (China) (NON)	846	5,364
MacArthur Coal, Ltd. (Australia)	1,098	2,591
Marathon Oil Corp.	13,559	356,466
Mariner Energy, Inc. (NON)	2,766	21,437
Massey Energy Co.	9,000	91,080
Matrix Service Co. (NON)	2,053	16,876
McMoRan Exploration Co. (NON)	1,664	7,821
Nexen, Inc. (Canada)	4,355	73,891
Noble Corp.	3,538	85,230
Occidental Petroleum Corp.	6,795	378,142
Oil States International, Inc. (NON)	946	12,695
OPTI Canada, Inc. (Canada) (NON)	1,529	1,201
Patriot Coal Corp. (NON)	340	1,261
Patterson-UTI Energy, Inc.	5,904	52,900
Peabody Energy Corp.	547	13,697
Petroleo Brasileiro SA ADR (Preference) (Brazil)	2,141	52,455
Petroleo Brasileiro SA ADR (Brazil)	802	24,437
Petroleum Development Corp. (NON)	2,740	32,359
Q-Cells AG (Germany) (NON)	468	9,160
Renewable Energy Corp. AS (Norway) (NON)	2,172	18,813
Repsol YPF SA (Spain)	2,721	46,985
Riversdale Mining, Ltd. (Australia) (NON)	2,321	5,681
Rosetta Resources, Inc. (NON)	2,547	12,608
Royal Dutch Shell PLC Class A (United Kingdom)	4,575	102,839
Royal Dutch Shell PLC Class B (United Kingdom)	16,503	361,621
Sasol, Ltd. ADR (South Africa)	1,053	30,484
Solar Millennium AG (Germany) (NON)	442	5,949
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	1,380	5,782
StatoilHydro ASA (Norway)	18,817	329,171
Suncor Energy, Inc. (Canada)	1,158	25,719
Sunoco, Inc.	7,675	203,234
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	928	10,848
Swift Energy Co. (NON)	1,200	8,760
Tesoro Corp.	15,220	205,013
Theolia SA (France) (NON)	1,894	5,364
Tidewater, Inc.	12,826	476,229
Total SA (France)	4,197	208,076
Trico Marine Services, Inc. (NON)	1,635	3,434
Trina Solar, Ltd. ADR (China) (NON)	594	6,189
UK Coal PLC (United Kingdom) (NON)	1,978	2,031
Unit Corp. (NON)	3,476	72,718
UTS Energy Corp. (Canada) (NON)	5,393	7,276
Vaalco Energy, Inc. (NON)	4,172	22,070
Valero Energy Corp.	6,598	118,104
Willbros Group, Inc. (NON)	1,880	18,236
Yanzhou Coal Mining Co., Ltd. (China)	20,000	14,408
		11,027,901

Financials (6.1%)
3i Group PLC (United Kingdom)	23,228	90,048
ACE, Ltd.	2,186	88,314
Aflac, Inc.	3,100	60,016
Agree Realty Corp. (R)	1,277	20,036
Allianz SE (Germany)	1,580	133,054
Allied Irish Banks PLC (Ireland)	28,706	22,582
Allied World Assurance Company Holdings, Ltd. (Bermuda)	830	31,565
Alpha Bank AE (Greece)	2,438	16,298

American Equity Investment Life Holding Co.	5,782	24,053
American Financial Group, Inc.	11,681	187,480
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	1,120	12,891
Amerisafe, Inc. (NON)	2,986	45,746
Amtrust Financial Services, Inc.	2,200	21,010
Anglo Irish Bank Corp. PLC (Ireland) (F)	41,350	2,482
Arch Capital Group, Ltd. (NON)	2,735	147,307
Aspen Insurance Holdings, Ltd. (Bermuda)	1,315	29,535
Assured Guaranty, Ltd. (Bermuda)	1,919	12,992
Astoria Financial Corp.	4,200	38,598
AXA SA (France)	3,100	37,627
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	4,812	45,088
Banco Santander Central Hispano SA (Spain)	14,377	98,814
Bank of America Corp.	31,104	212,129
Bank of Hawaii Corp.	800	26,384
Bank of New York Mellon Corp. (The)	4,200	118,650
Bank of the Ozarks, Inc.	1,431	33,027
Barclays PLC (United Kingdom)	84,823	180,895
BB&T Corp.	2,000	33,840
BNP Paribas SA (France)	6,216	256,106
Cathay General Bancorp	763	7,958
Center Financial Corp.	2,718	7,665
Charles Schwab Corp. (The)	6,600	102,300
Chubb Corp. (The)	7,459	315,665
Commerzbank AG (Germany)	673	3,605
Commonwealth Bank of Australia (Australia)	2,034	49,266
Conseco, Inc. (NON)	11,458	10,541
Corio NV (Netherlands)	2,061	85,087
Corporacion Mapfre SA (Spain)	42,803	93,862
Credit Saison Co., Ltd. (Japan)	1,100	10,829
Credit Suisse Group (Switzerland)	784	23,763
DBS Group Holdings, Ltd. (Singapore)	41,500	232,770
Deutsche Bank AG (Germany)	493	20,045
Dexia (Belgium)	24,981	86,387
Diamond Lease Co., Ltd. (Japan)	290	6,080
Digital Realty Trust, Inc. (R)	1,600	53,088
DnB Holdings ASA (Norway)	7,956	36,042
Entertainment Properties Trust (R)	1,095	17,257
Fairfax Financial Holdings, Ltd. (Canada)	89	23,025
First Bancorp	1,360	16,279
First Bancorp Puerto Rico (Puerto Rico)	4,226	18,003
First Midwest Bancorp, Inc.	2,110	18,125
Flushing Financial Corp.	2,913	17,536
Goldman Sachs Group, Inc. (The)	8,053	853,779
Governor & Co. Of The Bank Of Ireland (The) (Ireland)	62,373	42,343
Hallmark Financial Services, Inc. (NON)	2,960	20,513
Harris & Harris Group, Inc. (NON)	9,005	33,319
HCP, Inc. (R)	7,200	128,520
Home Properties of NY, Inc. (R)	530	16,245
Hongkong Land Holdings, Ltd. (Hong Kong)	11,000	25,107
HSBC Holdings PLC (London Exchange) (United Kingdom)	10,212	57,792
HSBC Holdings PLC (Rights) (United Kingdom) (NON)	3,701	7,485
Hudson City Bancorp, Inc.	2,400	28,056
Industrial & Commercial Bank of China (China)	127,000	66,066
ING Canada, Inc. (Canada)	1,857	53,053
ING Canada, Inc. 144A (Canada)	50	1,428
ING Groep NV (Netherlands)	7,519	41,982
Inland Real Estate Corp. (R)	2,378	16,860
Insurance Australia Group, Ltd. (Australia)	17,883	43,565
Interactive Brokers Group, Inc. Class A (NON)	1,469	23,695
International Bancshares Corp.	2,089	16,294
Intesa Sanpaolo SpA (Italy)	12,651	34,275
Investment Technology Group, Inc. (NON)	6,561	167,437
Investor AB Class B (Sweden)	17,124	216,758
IPC Holdings, Ltd. (Bermuda)	790	21,362
Itau Unibanco Banco Multiplo SA ADR (Brazil)	9,959	108,354
Janus Capital Group, Inc.	14,214	94,523
JPMorgan Chase & Co.	30,543	811,833
KBC Groupe SA (Belgium)	5,263	84,973
Knight Capital Group, Inc. Class A (NON)	2,764	40,741
Lexington Corporate Properties Trust (R)	3,476	8,273
Link REIT (The) (Hong Kong) (R)	21,500	42,459
Lloyds Banking Group PLC (United Kingdom)	65,883	67,515
Loews Corp.	2,404	53,128
LTC Properties, Inc. (R)	2,715	47,621
Macquarie Bank, Ltd. (Australia)	844	15,953
Mastercard, Inc. Class A	562	94,124
Meadowbrook Insurance Group, Inc.	2,020	12,322
Mitsubishi UFJ Financial Group, Inc. (Japan)	5,000	24,540
Mitsubishi UFJ Financial Group, Inc. 144A (Japan)	2,915	14,307
Morgan Stanley	4,869	110,867
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	664	81,072
National Bank of Canada (Canada)	1,941	62,015
National Bank of Greece SA (Greece)	1,221	18,568
National Health Investors, Inc. (R)	1,889	50,757
Nationale A Portefeuille (Belgium)	530	24,604
Nationwide Health Properties, Inc. (R)	2,425	53,811
Navigators Group, Inc. (NON)	410	19,344
Nordea AB (Sweden)	46,729	233,295
Northern Trust Corp.	1,271	76,031
NorthStar Realty Finance Corp. (R)	4,468	10,366
Old Mutual PLC (South Africa)	105,055	78,356
Old Second Bancorp, Inc.	1,996	12,675
ORIX Corp. (Japan)	1,280	42,153
Penson Worldwide, Inc. (NON)	4,400	28,292
Pico Holdings, Inc. (NON)	1,279	38,460
Ping An Insurance (Group) Co., of China, Ltd. (China)	5,500	32,838
Platinum Underwriters Holdings, Ltd. (Bermuda)	1,392	39,477
PNC Financial Services Group, Inc.	1,700	49,793
Portfolio Recovery Associates, Inc. (NON)	773	20,747
Prudential PLC (United Kingdom)	7,651	36,856

PS Business Parks, Inc. (R)	1,771	65,261
QBE Insurance Group, Ltd. (Australia)	1,757	23,623
Ramco-Gershenson Properties (R)	1,741	11,229
Royal Bank of Scotland Group PLC (United Kingdom)	56,133	19,964
Royal Bank of Scotland Group PLC (Unlisted
Subscription Shares) (United Kingdom) (F)(NON)	24,056	3
Safety Insurance Group, Inc.	610	18,959
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	3,975	45,837
Saul Centers, Inc. (R)	650	14,931
SCOR (France)	1,312	27,016
SeaBright Insurance Holdings, Inc. (NON)	3,650	38,179
Shinhan Financial Group Co., Ltd. (South Korea)	1,503	26,988
Simon Property Group, Inc. (R)	1,976	68,449
SL Green Realty Corp. (R)	925	9,990
Smithtown Bancorp, Inc.	1,390	15,679
Southwest Bancorp, Inc.	1,712	16,059
Standard Chartered PLC (United Kingdom)	1,244	15,426
State Street Corp.	10,782	331,870
Suffolk Bancorp	1,399	36,360
SWS Group, Inc.	4,930	76,563
Tokio Marine Holdings, Inc. (Japan)	2,600	64,129
TradeStation Group, Inc. (NON)	4,681	30,895
Travelers Cos., Inc. (The)	4,502	182,961
U.S. Bancorp	18,842	275,282
UBS AG (Switzerland)	1,439	13,661
Unibail-Rodamco (France) (R)	343	48,784
UniCredito Italiano SpA (Italy)	152,625	252,623
Universal Health Realty Income Trust (R)	1,313	38,379
Uranium Participation Corp. (Canada) (NON)	1,800	8,714
Urstadt Biddle Properties, Inc. Class A (R)	2,850	38,247
Validus Holdings, Ltd. (Bermuda)	1,708	40,445
W.R. Berkley Corp.	8,458	190,728
Wells Fargo & Co.	27,885	397,082
Westpac Banking Corp. (Australia)	13,371	177,974
Wharf (Holdings), Ltd. (Hong Kong)	10,000	25,216
Wilshire Bancorp, Inc.	2,380	12,281
World Acceptance Corp. (NON)	1,857	31,755
WSFS Financial Corp.	662	14,802
Zurich Financial Services AG (Switzerland)	2,036	321,069
		10,866,135

Health care (6.6%)
Aetna, Inc. (SEG)	5,922	144,082
Alexion Pharmaceuticals, Inc. (NON)	510	19,207
Alkermes, Inc. (NON)	3,242	39,325
Alliance Imaging, Inc. (NON)	2,995	20,366
Allscripts-Misys Healthcare Solutions, Inc.	9,850	101,357
Alnylam Pharmaceuticals, Inc. (NON)	952	18,126
Amedisys, Inc. (NON)	1,376	37,826
American Oriental Bioengineering, Inc. (China) (NON)	8,142	31,428
AMERIGROUP Corp. (NON)	851	23,437
Amgen, Inc. (NON)	10,863	537,936
Astellas Pharma, Inc. (Japan)	4,200	129,229
AstraZeneca PLC (United Kingdom)	13,104	464,663
athenahealth, Inc. (NON)	2,700	65,097
Baxter International, Inc.	3,845	196,941
Becton, Dickinson and Co.	6,482	435,850
Boston Scientific Corp. (NON)	30,658	243,731
Bristol-Myers Squibb Co.	21,885	479,719
Cantel Medical Corp. (NON)	1,398	17,992
Centene Corp. (NON)	1,676	30,202
Cephalon, Inc. (NON)	2,726	185,641
Cerner Corp. (NON)	743	32,670
China Medical Technologies, Inc. ADR (China)	2,225	30,638
CIGNA Corp.	8,496	149,445
Computer Programs & Systems, Inc.	715	23,788
Coventry Health Care, Inc. (NON)	9,176	118,737
CSL, Ltd. (Australia)	927	20,974
Cubist Pharmaceuticals, Inc. (NON)	1,832	29,972
Cutera, Inc. (NON)	4,736	30,263
Depomed, Inc. (NON)	8,080	19,069
Eclipsys Corp. (NON)	2,406	24,397
Eli Lilly & Co.	7,725	258,092
Emergent Biosolutions, Inc. (NON)	717	9,687
Enzon Pharmaceuticals, Inc. (NON)	3,565	21,640
eResearch Technology, Inc. (NON)	2,601	13,681
Express Scripts, Inc. (NON)	2,269	104,760
Forest Laboratories, Inc. (NON)	7,925	174,033
Gen-Probe, Inc. (NON)	4,120	187,790
Genzyme Corp. (NON)	1,800	106,902
Gilead Sciences, Inc. (NON)	2,900	134,328
GlaxoSmithKline PLC (United Kingdom)	16,162	251,573
Haemonetics Corp. (NON)	638	35,141
Humana, Inc. (NON)	4,000	104,320
Isis Pharmaceuticals, Inc. (NON)	1,610	24,166
Johnson & Johnson (SEG)	17,010	894,726
King Pharmaceuticals, Inc. (NON)	13,589	96,074
LHC Group, Inc. (NON)	1,162	25,889
Luminex Corp. (NON)	2,816	51,026
Martek Biosciences Corp. (NON)	2,794	50,991
Matrixx Initiatives, Inc. (NON)	1,804	29,586
Maxygen, Inc. (NON)	3,150	21,420
McKesson Corp.	953	33,393
Medicines Co. (NON)	1,764	19,122
Medtronic, Inc.	10,786	317,863
Merck & Co., Inc.	21,174	566,405
Millipore Corp. (NON)	415	23,825
Mylan, Inc. (NON)	17,327	232,355
Myriad Genetics, Inc. (NON)	1,570	71,388
Novartis AG (Switzerland)	11,135	419,982
NPS Pharmaceuticals, Inc. (NON)	3,420	14,364
Obagi Medical Products, Inc. (NON)	3,092	16,635
Omega Healthcare Investors, Inc. (R)	1,353	19,050

Ono Pharmaceutical Co., Ltd. (Japan)	1,000	43,777
Onyx Pharmaceuticals, Inc. (NON)	602	17,187
OSI Pharmaceuticals, Inc. (NON)	935	35,773
Osiris Therapeutics, Inc. (NON)	1,400	19,320
Owens & Minor, Inc.	742	24,582
Pain Therapeutics, Inc. (NON)	4,340	18,228
Pall Corp.	825	16,855
Par Pharmaceutical Cos., Inc. (NON)	2,105	19,934
Perrigo Co.	810	20,112
PetMed Express, Inc. (NON)	2,484	40,936
Pfizer, Inc.	36,252	493,752
Quality Systems, Inc.	2,375	107,469
Questcor Pharmaceuticals, Inc. (NON)	4,740	23,321
Quidel Corp. (NON)	1,630	15,029
Roche Holding AG (Switzerland)	1,956	268,359
Salix Pharmaceuticals, Ltd. (NON)	2,044	19,418
Santarus, Inc. (NON)	11,300	18,193
Santen Pharmaceutical Co., Ltd. (Japan)	1,400	39,000
Schering-Plough Corp.	10,089	237,596
Sepracor, Inc. (NON)	1,500	21,990
Sequenom, Inc. (NON)	2,300	32,706
Somanetics Corp. (NON)	1,550	23,529
St. Jude Medical, Inc. (NON)	7,900	287,007
Steris Corp.	2,147	49,982
Suzuken Co., Ltd. (Japan)	1,800	46,911
Taisho Pharmaceutical Co., Ltd. (Japan)	6,000	111,569
Takeda Pharmaceutical Co., Ltd. (Japan)	2,400	83,149
Techne Corp.	499	27,300
Terumo Corp. (Japan)	2,500	92,820
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	542	24,417
UCB SA (Belgium)	2,858	84,266
United Therapeutics Corp. (NON)	374	24,718
UnitedHealth Group, Inc.	6,200	129,766
Valeant Pharmaceuticals International (NON)	2,177	38,729
Varian Medical Systems, Inc. (NON)	7,451	226,808
Viropharma, Inc. (NON)	2,645	13,886
Waters Corp. (NON)	6,612	244,313
WellPoint, Inc. (NON)	659	25,022
Wyeth	18,026	775,839
Zoll Medical Corp. (NON)	989	14,202
		11,890,085

Technology (8.0%)
3Com Corp. (NON)	15,480	47,833
3PAR, Inc. (NON)	2,732	17,949
Accenture, Ltd. Class A	1,832	50,362
Acme Packet, Inc. (NON)	7,500	45,525
Acxiom Corp.	3,844	28,446
Adobe Systems, Inc. (NON)	11,388	243,589
Advanced Battery Technologies, Inc. (NON)	4,000	8,560
Advent Software, Inc. (NON)	818	27,248
Akamai Technologies, Inc. (NON)	3,362	65,223
ANSYS, Inc. (NON)	993	24,924
Apple, Inc. (NON)	11,041	1,160,630
ARRIS Group, Inc. (NON)	11,722	86,391
Atmel Corp. (NON)	6,490	23,559
Avnet, Inc. (NON)	4,967	86,972
Avocent Corp. (NON)	3,758	45,622
Badger Meter, Inc.	744	21,494
Black Box Corp.	1,157	27,317
Blackboard, Inc. (NON)	999	31,708
BMC Software, Inc. (NON) (SEG)	11,132	367,356
Brocade Communications Systems, Inc. (NON)	32,748	112,981
BYD Co., Ltd. (China) (NON)	16,500	30,766
China BAK Battery, Inc. (China) (NON)	4,400	7,524
Cisco Systems, Inc. (NON) (SEG)	49,622	832,161
Citrix Systems, Inc. (NON)	2,476	56,057
Compal Electronics, Inc. (Taiwan)	30,000	21,586
Compuware Corp. (NON)	16,631	109,598
Comtech Telecommunications Corp. (NON)	1,387	34,356
Concur Technologies, Inc. (NON)	1,653	31,721
CSG Systems International, Inc. (NON)	6,251	89,264
Data Domain, Inc. (NON)	3,432	43,140
Dell, Inc. (NON)	5,741	54,425
Ducommun, Inc.	1,176	17,099
eBay, Inc. (NON)	7,417	93,158
Elpida Memory, Inc. (Japan) (NON)	4,900	34,294
EMC Corp. (NON)	44,658	509,101
Energy Conversion Devices, Inc. (NON)	458	6,078
EnerSys (NON)	2,488	30,155
Expedia, Inc. (NON)	9,287	84,326
F5 Networks, Inc. (NON)	7,785	163,096
FactSet Research Systems, Inc.	657	32,843
FEI Co. (NON)	9,199	141,941
Fujitsu, Ltd. (Japan)	72,000	270,596
Google, Inc. Class A (NON)	746	259,653
Greatbatch, Inc. (NON)	1,569	30,360
GS Yuasa Corp. (Japan)	11,000	54,589
Hewlett-Packard Co.	24,859	796,980
High Tech Computer Corp. (Taiwan)	1,000	12,383
Hitachi, Ltd. (Japan)	46,000	126,212
i2 Technologies, Inc. (NON)	2,900	22,910
IBM Corp.	10,872	1,053,388
IHS, Inc. Class A (NON)	1,908	78,571
Integral Systems, Inc. (NON)	1,656	14,242
Integrated Device Technology, Inc. (NON)	4,102	18,664
Intel Corp. (SEG)	58,953	887,243
IXYS Corp.	5,431	43,774
JDA Software Group, Inc. (NON)	2,130	24,602
Ju Teng International Holdings, Ltd. (Hong Kong) (NON)	124,000	37,687
Juniper Networks, Inc. (NON)	2,883	43,418
LG Display Co., Ltd. (South Korea)	990	20,208
LG Electronics, Inc. (South Korea)	355	23,604

MedAssets, Inc. (NON)	1,539	21,931
MEMC Electronic Materials, Inc. (NON)	9,059	149,383
Micrel, Inc.	2,817	19,832
Micron Technology, Inc. (NON)	7,102	28,834
Microsoft Corp.	72,411	1,330,190
MicroStrategy, Inc. (NON)	452	15,454
National Instruments Corp.	860	16,039
National Semiconductor Corp.	17,964	184,490
NCR Corp. (NON)	5,190	41,261
NetApp, Inc. (NON)	11,560	171,550
Netscout Systems, Inc. (NON)	1,446	10,353
NetSuite, Inc. (NON)	1,647	18,545
Nokia OYJ (Finland)	4,879	57,098
NTT Data Corp. (Japan)	85	232,823
NVIDIA Corp. (NON)	5,333	52,583
Omnicell, Inc. (NON)	2,168	16,954
Omniture, Inc. (NON)	4,226	55,741
Omron Corp. (Japan)	2,500	29,641
Oracle Corp. (NON)	28,282	511,056
OSI Systems, Inc. (NON)	1,606	24,508
Otsuka Corp. (Japan)	700	25,954
Parametric Technology Corp. (NON)	5,224	52,136
Perot Systems Corp. Class A (NON)	2,279	29,354
QLogic Corp. (NON)	7,407	82,366
Qualcomm, Inc.	2,239	87,119
Quest Software, Inc. (NON)	1,680	21,302
Red Hat, Inc. (NON)	2,996	53,449
Renesola, Ltd. ADR (China) (NON)	1,200	4,800
Roth & Rau AG (Germany) (NON)	344	6,558
Saft Groupe SA (France) (NON)	679	18,312
SAIC, Inc. (NON)	8,757	163,493
Salesforce.com, Inc. (NON)	1,746	57,147
Sohu.com, Inc. (China) (NON)	3,736	154,334
Solarworld AG (Germany)	596	12,228
SonicWall, Inc. (NON)	10,749	47,941
SPSS, Inc. (NON)	1,261	35,850
Starent Networks Corp. (NON)	998	15,778
SXC Health Solutions Corp. (Canada) (NON)	837	18,100
Sybase, Inc. (NON)	3,348	101,411
Sykes Enterprises, Inc. (NON)	1,164	19,357
Symantec Corp. (NON)	22,329	333,595
Synaptics, Inc. (NON)	1,241	33,209
Syniverse Holdings, Inc. (NON)	1,584	24,964
Synopsys, Inc. (NON)	3,455	71,622
Take-Two Interactive Software, Inc. (NON)	3,413	28,499
TeleCommunication Systems, Inc. Class A (NON)	3,817	35,002
Texas Instruments, Inc.	10,199	168,385
TIBCO Software, Inc. (NON)	7,841	46,027
TTM Technologies, Inc. (NON)	7,492	43,454
UBISOFT Entertainment (France) (NON)	3,934	71,946
Ultralife Batteries, Inc. (NON)	2,046	15,816
United Online, Inc.	3,924	17,501
Valence Technology, Inc. (NON)	5,600	11,928
Veeco Instruments, Inc. (NON)	10,555	70,402
VMware, Inc. Class A (NON)	11,835	279,543
Watts Water Technologies, Inc. Class A	1,359	26,582
Western Digital Corp. (NON)	6,365	123,099
Wincor Nixdorf AG (Germany)	577	26,177
Wind River Systems, Inc. (NON)	3,390	21,696
Xilinx, Inc.	3,206	61,427
		14,271,591

Transportation (0.8%)
British Airways PLC (United Kingdom)	86,931	175,191
Central Japan Railway Co. (Japan)	30	168,525
ComfortDelgro Corp., Ltd. (Singapore)	115,000	102,933
CSX Corp.	4,628	119,634
D/S Norden (Denmark)	1,482	41,484
D/S Norden 144A (Denmark)	306	8,565
easyJet PLC (United Kingdom) (NON)	8,610	34,547
FedEx Corp.	5,700	253,593
Knightsbridge Tankers, Ltd. (Bermuda)	1,494	21,738
Macquarie Infrastructure Group (Australia)	32,179	33,000
National Express Group PLC (United Kingdom)	3,648	7,898
Norfolk Southern Corp.	5,001	168,784
Overseas Shipholding Group	1,000	22,670
Ryder System, Inc.	5,304	150,156
Singapore Airlines, Ltd. (Singapore)	8,000	52,654
Teekay Tankers, Ltd. Class A (Bahamas)	1,646	15,653
Wabtec Corp.	2,243	59,170
		1,436,195

Utilities and power (2.5%)
A2A SpA (Italy)	55,452	83,976
AES Corp. (The) (NON)	16,935	98,392
Alliant Energy Corp.	6,430	158,757
American States Water Co.	524	19,032
Aqua America, Inc.	1,502	30,040
Babcock & Brown Wind Partners (Australia)	27,875	18,169
BKW FMB Energie AG (Switzerland)	374	26,905
California Water Service Group	493	20,637
Centrica PLC (United Kingdom)	42,362	138,479
Chubu Electric Power, Inc. (Japan)	4,200	92,323
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	1,048	22,375
CMS Energy Corp.	6,600	78,144
Consolidated Water Co., Inc. (Cayman Islands)	553	6,000
DPL, Inc.	1,138	25,651
EDF Energies Nouvelles SA (France)	1,267	47,765
Edison International	10,727	309,045
El Paso Electric Co. (NON)	1,520	21,417
Electricite de France (France)	643	25,243
Enel SpA (Italy)	14,987	71,855

Energen Corp.	8,544	248,887
Energias de Portugal (EDP) SA (Portugal)	15,556	54,014
Entergy Corp.	411	27,985
Exelon Corp.	3,338	151,512
E.On AG (Germany)	3,737	103,981
Fersa Energias Renovables SA (Spain)	5,098	13,275
FirstEnergy Corp.	5,832	225,115
FPL Group, Inc.	1,145	58,086
Gaz de France SA (France)	3,525	121,152
Hokkaido Electric Power Co., Inc. (Japan)	1,100	22,055
Hokuriku Electric Power Co. (Japan)	1,000	23,989
Huaneng Power International, Inc. (China)	56,000	37,568
International Power PLC (United Kingdom)	16,229	48,625
Kansai Electric Power, Inc. (Japan)	1,600	34,738
Kyushu Electric Power Co., Inc. (Japan)	1,500	33,544
Mirant Corp. (NON)	2,913	33,208
National Grid PLC (United Kingdom)	4,206	32,327
Northwestern Corp.	1,789	38,428
NRG Energy, Inc. (NON)	4,100	72,160
NV Energy, Inc.	8,700	81,693
OGE Energy Corp.	2,608	62,123
Ormat Technologies, Inc.	494	13,565
PG&E Corp.	4,721	180,437
Public Power Corp. SA (Greece)	9,832	178,652
Public Service Enterprise Group, Inc.	1,362	40,138
Questar Corp.	10,151	298,744
RWE AG (Germany)	427	30,009
Sempra Energy	3,698	170,996
Severn Trent PLC (United Kingdom)	1,775	25,162
Shikoku Electric Power Co., Inc. (Japan)	900	24,018
SJW Corp.	585	14,877
Southwest Gas Corp.	970	20,438
Southwest Water Co.	1,181	5,078
Terna SPA (Italy)	38,169	118,858
Toho Gas Co., Ltd. (Japan)	14,000	64,021
Tokyo Electric Power Co. (Japan)	12,500	311,735
Tokyo Gas Co., Ltd. (Japan)	29,000	101,185
TransAlta Corp. (Canada)	503	7,365
Veolia Environnement (France)	1,811	37,725
VeraSun Energy Corp. (NON)	4,830	97
		4,461,770

Total common stocks (cost $126,145,479)		$89,569,490

CORPORATE BONDS AND NOTES (16.8%)(a)

	Principal amount	Value

Basic materials (1.0%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018	$35,000	$33,600
AK Steel Corp. company guaranty 7 3/4s, 2012	70,000	54,950
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)	55,000	39
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	34,000	24,597
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 5.484s, 2012	40,000	5,600
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 3.32s, 2013 (Netherlands)	75,000	47,063
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	20,000	16,200
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	96,000	92,944
E.I. du Pont de Nemours & Co. sr. unsec. notes 5 7/8s,
2014	15,000	15,845
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014	29,000	28,420
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	247,000	229,093
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	50,000	47,625
Georgia-Pacific Corp. debs. 9 1/2s, 2011	52,000	51,935
Georgia-Pacific Corp. notes 8 1/8s, 2011	30,000	29,813
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	45,000	45,056
Glancore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	480,000	215,479
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	29,000	6,380
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010	1,000	990
International Paper Co. bonds 7.95s, 2018	140,000	106,706
International Paper Co. sr. unsec. notes 7.4s, 2014	245,000	201,038
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012	10,000	1,250
Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	51,422
Metals USA, Inc. sec. notes 11 1/8s, 2015	45,000	27,000
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	35,000	10,325
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	60,000	58,800
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014	35,000	34,300
NewPage Corp. company guaranty 10s, 2012	18,000	6,255
NewPage Holding Corp. sr. unsec. unsub. notes FRN
10.265s, 2013 (PIK)	14,131	283
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)	40,000	18,300
Novelis, Inc. company guaranty 7 1/4s, 2015	60,000	24,000
Rio Tinto Finance USA LTD sr. unsec. notes 5 7/8s,
2013 (Australia)	72,000	63,989
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)	35,000	20,563
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	40,000	31,200

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		140,000	94,850
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		45,000	30,825
Stone Container Corp. sr. notes 8 3/8s, 2012		5,000	631
Tube City IMS Corp. company guaranty 9 3/4s, 2015		35,000	5,338
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		25,000	5,875
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	22,490
			1,761,069

Capital goods (0.8%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		53,000	50,350
Baldor Electric Co. company guaranty 8 5/8s, 2017		25,000	19,750
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		30,000	25,013
Berry Plastics Corp. company guaranty sr. notes FRN
5.844s, 2015		220,000	159,500
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012		75,000	73,922
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		28,000	28,105
Eaton Corp. notes 5.6s, 2018		66,000	61,182
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.81s, 2015		45,000	31,838
General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014		40,000	42,625
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		36,000	6,120
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		3,000	765
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		45,000	38,025
Ingersoll- Rand GL Holding Co., Ltd. sr. unsec. unsub.
note company quaranty 9 1/2s, 2014 (Bermuda)		5,000	5,000
John Deere Capital Corp. notes Ser. Medium Term Note
(MTN), 5 1/4s, 2012		65,000	65,884
L-3 Communications Corp. company guaranty 7 5/8s, 2012		81,000	81,304
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		75,000	70,688
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		24,000	22,680
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		20,000	18,550
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		74,000	62,320
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	59,100
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$20,000	16,200
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)		225,000	195,484
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015		119,000	67,533
TD Funding Corp. company guaranty 7 3/4s, 2014		30,000	27,975
Terex Corp. company guaranty 7 3/8s, 2014		50,000	43,250
Titan International, Inc. company guaranty 8s, 2012		37,000	28,860
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		107,000	110,320
WCA Waste Corp. company guaranty 9 1/4s, 2014		5,000	3,663
			1,416,006

Communication services (2.5%)
Adelphia Communications Corp. escrow bonds zero %, 2010		55,000	688
American Tower Corp. sr. unsec. notes 7s, 2017		130,000	128,050
Ameritech Capital Funding company guaranty 6 1/4s, 2009		95,000	95,409
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		84,000	92,119
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		214,000	228,660
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		25,000	24,174
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		250,000	219,737
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		93,000	94,417
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		137,000	139,881
British Telecommunications PLC notes 8 3/8s, 2010
(United Kingdom)		84,000	87,421
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		20,000	19,450
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		21,000	18,900
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		65,000	57,850
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013		47,000	39,245
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		30,000	31,050
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		95,000	90,725
Citizens Communications Co. notes 9 1/4s, 2011		105,000	106,575
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		156,000	145,269
Cox Communications, Inc. notes 7 1/8s, 2012		35,000	34,842
Cox Communications, Inc. 144A bonds 8 3/8s, 2039		55,000	50,847
Cox Communications, Inc. 144A notes 5 7/8s, 2016		82,000	72,018
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		45,000	42,863
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		110,000	105,875
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		5,000	4,813
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		5,000	4,963
Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		143,000	152,768
France Telecom notes 7 3/4s, 2011 (France)		84,000	89,963
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		41,000	42,025
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		105,000	101,325
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		10,000	8,300
iPCS, Inc. company guaranty sr. sec. notes FRN 3.295s,
2013		15,000	11,250
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		55,000	37,950
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		25,000	16,000
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		65,000	63,050

Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		75,000	70,125
Nordic Telephone Co. Holdings ApS 144A sr. sec. notes
FRN 7.601s, 2016 (Denmark)	EUR	135,000	140,745
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$20,000	14,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		30,000	25,950
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		195,000	192,563
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		25,000	16,500
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		45,000	45,000
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		93,000	94,151
Southwestern Bell Telephone debs. 7s, 2027		27,000	24,781
TCI Communications, Inc. company guaranty 7 7/8s, 2026		251,000	230,543
TCI Communications, Inc. debs. 9.8s, 2012		62,000	66,460
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)		144,000	121,414
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)		20,000	17,961
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		40,000	40,993
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)		5,000	5,499
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Spain)		84,000	87,718
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014		120,000	125,586
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		35,000	33,775
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		3,000	2,918
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018		162,000	184,803
Verizon Global Funding Corp. notes 7 3/4s, 2030		30,000	30,566
Verizon New England, Inc. sr. notes 6 1/2s, 2011		82,000	84,976
Verizon New Jersey, Inc. debs. 8s, 2022		45,000	44,739
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		50,000	48,914
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		30,000	29,249
Vodafone Group PLC sr. unsec. notes 7 3/4s, 2010
(United Kingdom)		84,000	87,157
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)		127,000	119,746
West Corp. company guaranty 9 1/2s, 2014		25,000	17,406
Windstream Corp. company guaranty 8 5/8s, 2016		55,000	54,038
Windstream Corp. company guaranty 8 1/8s, 2013		35,000	34,475
			4,551,223

Conglomerates (0.1%)
Honeywell International, Inc. sr. unsec. notes 5s, 2019		60,000	59,905
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019		15,000	15,488
			75,393

Consumer cyclicals (2.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		35,000	21,700
Affinion Group, Inc. company guaranty 10 1/8s, 2013		55,000	41,800
Affinity Group, Inc. sr. sub. notes 9s, 2012		50,000	27,500
AMC Entertainment, Inc. company guaranty 11s, 2016		60,000	54,600
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		20,000	16,400
American Media, Inc. 144A sr. sub. notes 14s, 2013
(PIK)		30,730	15,365
American Media, Inc. 144A sr. unsec. notes 9s, 2013
(PIK)		2,705	1,353
Aramark Corp. company guaranty 8 1/2s, 2015		55,000	50,600
Associated Materials, Inc. company guaranty 9 3/4s,
2012		65,000	51,350
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016		30,000	7,500
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014		20,000	5,000
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		45,000	7,650
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		30,000	16,200
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (Non)		56,690	11,055
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		100,000	56,125
Cinemark, Inc. sr. unsec. disc. notes stepped-coupon
9 3/4s (9 3/4s, 3/15/09), 2014 (STP)		3,000	2,828
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)		26,296	5,259
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		122,000	38,583
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		10,000	1,500
Corrections Corporation of America sr. notes 7 1/2s,
2011		35,000	35,088
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)		5,000	4,530
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)		92,000	86,945
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(NON)		55,000	6
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		185,000	174,363
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		25,000	24,500
Echostar DBS Corp. company guaranty 6 5/8s, 2014		5,000	4,475
Echostar DBS Corp. sr. notes 6 3/8s, 2011		145,000	139,925
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		60,000	49,584
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		185,000	141,063
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		20,000	17,937
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		4,000	3,280
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		40,000	30,800

Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014	40,000	26,600
Hertz Corp. company guaranty 8 7/8s, 2014	65,000	39,406
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s,
2016	110,000	98,879
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	100,000	84,500
Idearc, Inc. company guaranty 8s, 2016	120,000	3,150
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	11,000	6,490
Jostens IH Corp. company guaranty 7 5/8s, 2012	40,000	37,900
KB Home company guaranty 6 3/8s, 2011	235,000	211,500
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	47,369
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	163,000	161,778
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	30,000	23,250
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	50,000	43,000
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	27,168
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	665,000	571,340
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	50,000	8,500
Meritage Homes Corp. company guaranty 6 1/4s, 2015	47,000	28,905
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	7,000	2,870
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	33,250
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	30,000	11,100
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	30,000	24,600
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	100,000	32,125
News America Holdings, Inc. company guaranty 7 3/4s,
2024	50,000	43,903
News America Holdings, Inc. debs. 7 3/4s, 2045	272,000	223,038
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	35,000	30,100
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	30,000	12,450
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)	45,000	2,700
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	25,612
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	35,000	21,700
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	45,000	39,375
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	10,000	7,600
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	1,000	55
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	47,000	6,110
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	35,000	2,450
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	5,513
Station Casinos, Inc. sr. notes 6s, 2012 (In default)
(Non)	90,000	22,500
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	3,000	1,590
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	5,000	1,000
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	45,000	33,975
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	35,000	14,613
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	75,000	7,500
Time Warner, Inc. debs. 9.15s, 2023	40,000	39,774
Time Warner, Inc. debs. 9 1/8s, 2013	125,000	131,316
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	80,000	6,400
United Auto Group, Inc. company guaranty 7 3/4s, 2016	40,000	20,000
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	45,000	15,750
Univision Communications, Inc. 144A company guaranty
unsec. notes zero %, 2015 (PIK)	30,000	3,000
Vertis, Inc. company guaranty sr. notes zero %, 2014
(PIK)	34,087	298
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s,
2037	142,000	147,642
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	11,000	8,305
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	30,000	16,500
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)	30,000	3
		3,559,316

Consumer staples (1.1%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	75,000	82,128
Anheuser-Busch InBev Worlwide, Inc. 144A company
guaranty sr. notes 7.2s, 2014	20,000	20,957
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	65,318
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	35,000	25,550
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	5,000	3,750
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	160,000	168,902
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	138,000	82,800
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	131,085	133,321
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,050
Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)	50,000	49,911
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	35,000	33,833
Diageo Capital PLC company guaranty 5 3/4s, 2017

(United Kingdom)	55,000	56,067
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	25,000	25,398
Diageo PLC company guaranty 8s, 2022 (Canada)	40,000	45,061
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014	35,000	34,038
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	39,050
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	20,000	15,422
General Mills, Inc. sr. unsec. notes 5.65s, 2019	25,000	25,411
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	76,000	78,641
Jarden Corp. company guaranty 7 1/2s, 2017	35,000	28,175
Kellogg Co. sr. unsub. 5 1/8s, 2012	10,000	10,520
Kroger Co. company guaranty 6.4s, 2017	137,000	140,642
McDonald's Corp. sr. unsec. bond 6.3s, 2037	35,000	35,844
McDonald's Corp. sr. unsec. notes 5.7s, 2039	20,000	19,136
PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	71,262
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	20,000	15,900
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	40,000	38,200
Reynolds American, Inc. company guaranty 7 1/4s, 2013	55,000	52,476
Rite Aid Corp. company guaranty 9 1/2s, 2017	33,000	7,590
Rite Aid Corp. sec. notes 7 1/2s, 2017	40,000	20,600
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	50,000	52,137
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015
(In default) (NON)	47,000	11,750
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 12 1/2s (12 3/4s, 10/2/09),
2013 (STP) (In default) (NON)(PIK)	30,000	8,250
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	40,000	39,050
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	72,000	57,600
Universal Corp. MTNC notes 5.2s, 2013	460,000	407,419
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	50,000	46,622
		2,058,781

Energy (1.2%)
Amerada Hess Corp. unsub notes 6.65s, 2011	80,000	81,605
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	105,225
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	50,000	17,250
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	100,650
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	45,000	41,400
Complete Production Services, Inc. company guaranty
8s, 2016	25,000	15,875
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	70,000	22,050
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	34,800
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	25,000	7,875
ConocoPhillips notes 6 1/2s, 2039	90,000	87,793
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	40,000	34,800
Encore Acquisition Co. sr. sub. notes 6s, 2015	79,000	58,065
Forest Oil Corp. sr. notes 8s, 2011	65,000	62,400
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)	100,000	64,500
Halliburton Co. sr. unsec. notes 7.45s, 2039	35,000	34,946
Harvest Operations Corp. sr. notes 7 7/8s, 2011	45,000	30,713
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	70,000	41,300
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	15,000	10,950
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	10,000	7,600
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	85,000	78,625
Inergy LP/Inergy Finance Corp. 144A company guaranty
sr. unsec. notes 8 3/4s, 2015	20,000	19,300
Kerr-McGee Corp. sec. notes 6.95s, 2024	80,000	61,301
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	25,000	15,750
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,723
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	26,850
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	40,000	36,200
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	35,000	24,824
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	35,000	28,350
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	40,000	17,900
Peabody Energy Corp. company guaranty 7 3/8s, 2016	110,000	108,900
Peabody Energy Corp. company guaranty Ser. B, 6 7/8s,
2013	25,000	24,375
Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	44,500
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	74,000	63,634
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	55,000	52,800
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	20,000	13,200
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	5,000	4,300
Plains Exploration & Production Co. company guaranty
7s, 2017	40,000	31,800
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	113,000	109,738
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	60,000	59,100
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	14,250
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	10,000	9,100
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	67,000
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.833s, 2014	15,000	9,009
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	120,000	88,200
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	70,000	6,650
Sunoco, Inc. notes 4 7/8s, 2014	19,000	16,792
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	70,000	43,400

Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	15,000	10,640
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	25,000	21,418
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039	35,000	34,417
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	20,000	16,925
Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	22,500
Williams Cos., Inc. (The) notes 7 3/4s, 2031	5,000	4,050
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	15,000	13,875
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	80,000	74,800
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	9,840
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	56,000	52,232
		2,212,065

Financials (3.6%)
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	33,000	31,920
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	125,000	8,750
American International Group, Inc. sr. unsec. Ser. G,
5.85s, 2018	204,000	79,560
Amvescap PLC company guaranty 5 5/8s, 2012	30,000	23,460
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	35,000	35,724
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.664s, 2027	158,000	52,365
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	155,000	157,847
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	22,000	22,720
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
3.034s, 2012	75,000	64,532
Capital One Capital III company guaranty 7.686s, 2036	31,000	10,568
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 1.573s, 2009	45,000	43,862
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	237,000	55,103
CIT Group, Inc. sr. notes 5.4s, 2013	10,000	6,237
CIT Group, Inc. sr. notes 5s, 2014	45,000	25,797
Citigroup, Inc. sr. notes 6 1/2s, 2013	36,000	33,081
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	40,000	34,525
Citigroup, Inc. sr. unsec. notes 5 1/2s, 2013	279,000	245,122
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.424s,
2009	25,000	24,499
Citigroup, Inc. sub. notes 5s, 2014	110,000	72,919
CNA Financial Corp. unsec. notes 6s, 2011	35,000	30,530
Credit Suisse First Boston USA, Inc. company guaranty
sr. unsec. unsub. notes 6 1/8s, 2011	130,000	132,404
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	118,000	43,730
Deutsche Bank AG/London sr. unsec. notes 5 3/8s, 2012
(United Kingdom)	130,000	131,682
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	83,000	34,990
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	37,870
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	57,000	33,572
Fleet Capital Trust V bank guaranty FRN 2.309s, 2028	199,000	65,292
Fund American Cos., Inc. notes 5 7/8s, 2013	91,000	69,253
GATX Financial Corp. notes 5.8s, 2016	25,000	18,737
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 1.428s, 2016	92,000	59,565
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	392,000	314,069
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	135,000	65,554
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010	28,000	23,523
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	34,000	23,484
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012	60,000	40,294
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	79,000	56,139
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	5,000	2,906
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	6,000	4,025
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 3.461s, 2014	9,000	4,500
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	150,000	152,890
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	100,000	97,539
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	194,000	134,561
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	28,000	18,842
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	16,547
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	60,000	37,103
HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	40,038
HSBC Finance Corp. notes 5s, 2015	200,000	148,199
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	10,000	4,750
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	10,000	6,325
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	110,000	11,963
JPMorgan Chase & Co. sr. notes 6s, 2018	285,000	287,874
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	119,000	80,652
JPMorgan Chase Capital XXV bonds 6.8s, 2037	85,000	56,293
Lehman Brothers E-Capital Trust I FRN 3.589s, 2065 (In
default) (NON)	285,000	29
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	15,000	11,869
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	30,000	20,550
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	181,000	83,490

Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	58,392
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	110,000	104,864
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	60,000	52,906
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.359s,
2011	50,000	41,776
Merrill Lynch & Co., Inc. sr. unsec. notes 6 7/8s, 2018	188,000	147,033
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. Medium
Term Note Class C (MTNC), 4 1/4s, 2010	55,000	51,904
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	135,000	115,904
Monumental Global Funding, Ltd. 144A notes 5 1/2s, 2013	34,000	30,910
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.646s,
2010	100,000	95,516
Morgan Stanley sr. unsec. unsub. notes 6 3/4s, 2011	182,000	182,140
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	20,990
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	27,379
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	102,000	84,806
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	26,590
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	25,000	4,875
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	90,000	75,612
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	5,000	2,101
Prudential Holdings LLC 144A bonds 8.695s, 2023	100,000	86,053
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	8,250
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	100,000	21,500
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	41,000	32,587
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	17,000	13,125
SLM Corp. notes Ser. Medium Term Note Class A (MTNA),
4 1/2s, 2010	171,000	128,250
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	32,933
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 2.32s, 2037	75,000	28,090
UBS AG/Jersey Branch 144A 144A sr. notes Ser. CMCI,
zero % (Indexed to the UBS Bloomberg Constant Maturity
Commodity Index) (United Kingdom)	1,485,000	934,441
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 5.113s, 2014	5,000	2,350
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)	192,000	144,000
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 1.411s,
2012	95,000	81,783
Wells Fargo & Co. sr. notes 4 3/8s, 2013	160,000	149,128
Wells Fargo & Co. sr. unsec. unsub. notes 5 1/4s, 2012	175,000	170,050
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	60,000	23,104
Willis Group North America, Inc. company guaranty
6.2s, 2017	10,000	7,009
		6,416,575

Health care (1.3%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	96,521
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	283,000	236,788
AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	71,000	73,008
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	148,000	156,708
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	95,000	89,775
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	53,350
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	65,000	55,169
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	134,000	137,445
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	30,000	23,925
HCA, Inc. sr. sec. notes 9 1/4s, 2016	75,000	68,250
HCA, Inc. sr. sec. notes 9 1/8s, 2014	30,000	28,200
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	132,000	127,710
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	15,000	12,263
Healthsouth Corp. company guaranty 10 3/4s, 2016	25,000	24,500
Hospira, Inc. sr. notes 6.05s, 2017	25,000	22,312
Hospira, Inc. sr. notes 5.55s, 2012	99,000	100,251
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	20,000	18,800
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	55,000	55,821
Omnicare, Inc. company guaranty 6 3/4s, 2013	20,000	18,150
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	8,950
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	44,938
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	27,000	28,955
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	8,000	8,563
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	45,000	40,613
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	30,000	31,504
Select Medical Corp. company guaranty 7 5/8s, 2015	203,000	131,443
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	80,000	69,600
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	50,700
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	35,000	32,725
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	7,650
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	15,000	8,700
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	5,000	3,850
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	50,000	39,750
Tenet Healthcare Corp. 144A company guaranty sr. sec.

notes 10s, 2018	39,000	37,733
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	39,000	37,635
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	45,000	44,932
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.904s, 2012 (PIK)	21,000	12,600
US Oncology, Inc. company guaranty 9s, 2012	40,000	38,800
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	50,000	44,125
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	110,000	109,725
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	25,000	21,375
WellPoint, Inc. notes 7s, 2019	35,000	34,918
		2,288,730

Technology (0.8%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	15,000	9,188
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	30,813
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	8,000	7,800
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	20,000	17,500
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	16,800
Cisco Systems, Inc. sr. unsec. notes 5 1/4s, 2011	84,000	88,813
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	30,000	17,400
Computer Sciences Corp. 144A sr. unsec. notes 6 1/2s,
2018	435,000	412,400
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	45,000	42,099
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	60,000	12,600
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	2,000	360
Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	37,273
Hewlett-Packard Co. sr. unsec. notes 4 1/4s, 2012	55,000	56,501
IBM Corp. sr. unsec. notes 5.7s, 2017	100,000	103,511
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	14,888
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	95,000	88,588
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	30,000	11,400
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	15,000	2,269
Oracle Corp. sr. unsec. notes 5s, 2011	84,000	88,065
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	35,000	12,250
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016	20,000	11,660
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	22,000	15,400
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	88,000	76,560
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	13,000	10,920
Travelport LLC company guaranty 9 7/8s, 2014	50,000	19,750
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	78,000	66,375
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	46,000	12,018
Xerox Corp. sr. notes 6.4s, 2016	60,000	45,748
Xerox Corp. sr. unsec. notes FRN 2.059s, 2009	90,000	87,537
		1,416,486

Transportation (0.2%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	10,000	7,000
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	60,000	63,769
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2019 (Canada)	50,000	51,024
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	12,053	9,582
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	56,805	44,308
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	89,748	62,824
Southwest Airlines Co. pass-through certificates
6.15s, 2022	28,524	25,767
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	35,000	33,336
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	60,000	58,805
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	45,000	42,961
United AirLines, Inc. pass-through certificates
6.636s, 2022	18,621	12,476
		411,852

Utilities and power (2.2%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	104,000	101,577
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	15,000	12,863
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	61,000	59,780
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	76,000	70,939
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	18,941
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	5,000	5,124
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	55,000	49,348
Beaver Valley II Funding debs. 9s, 2017	91,000	90,201
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	116,000	98,235
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	178,000	132,294
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	25,133
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	10,000	7,834
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	14,352
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	80,252
Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018	60,000	63,843
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	43,431
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	62,000	61,970
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	165,000	93,225

Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	25,000	24,607
Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	92,771
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	40,000	39,362
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	45,000	30,488
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	30,400
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	11,400
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	7,900
Edison Mission Energy sr. unsec. notes 7.2s, 2019	35,000	24,325
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	35,000	26,076
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	10,000	8,782
Electricite de France 144A notes 6 1/2s, 2019 (France)	60,000	61,809
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	40,664
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	35,000	23,450
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	35,000	21,875
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	54,600
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	455,000	455,412
Florida Power Corp. 1st mtge. sec. bond 6.4s, 2038	44,000	45,970
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	25,624
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	35,000	30,975
ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	71,560
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	32,716
Kansas Gas & Electric bonds 5.647s, 2021	18,718	17,346
Kinder Morgan, Inc. notes 6s, 2017	35,000	32,972
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	25,000	23,250
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	264,000	234,120
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	130,000	124,784
Mirant North America, LLC company guaranty 7 3/8s, 2013	80,000	72,400
National Fuel Gas Co. notes 5 1/4s, 2013	114,000	109,198
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	39,144
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	10,000	10,123
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 6.8s, 2019	25,000	20,091
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 5.4s, 2014	10,000	8,004
Northwestern Corp. sec. notes 5 7/8s, 2014	76,000	76,703
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	18,450
NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	125,550
Oncor Electric Delivery Co. debs. 7s, 2022	11,000	10,258
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	107,640
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	45,000	43,126
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	69,128
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	45,921	44,941
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	44,281
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	45,000	45,354
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	98,000	50,960
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	25,000	23,563
Southern Natural Gas. Co. 144A notes 5.9s, 2017	25,000	21,834
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	43,065
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	135,000	128,028
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	5,000	4,185
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	10,000	9,631
TEPPCO Partners LP company guaranty FRB 7s, 2067	35,000	20,023
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. A, 10 1/4s, 2015
(United Kingdom)	105,000	52,500
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	27,750
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	30,000	17,100
TXU Corp. sr. notes Ser. P, 5.55s, 2014	90,000	33,488
Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	48,037
West Penn Power Co. 1st mtge. 5.95s, 2017	25,000	23,077
		3,970,212

Total corporate bonds and notes (cost $37,144,600)		$30,137,708

MORTGAGE-BACKED SECURITIES (13.2%)(a)

	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.744s, 2029	$39,644	$43,484
Ser. 96-D3, Class A1C, 7.4s, 2026	29,345	29,346
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	98,000	62,963
Ser. 07-2, Class A2, 5.634s, 2049	71,000	57,313
Ser. 06-4, Class A2, 5.522s, 2046	471,000	418,131
Ser. 04-3, Class A5, 5.322s, 2039	190,000	163,894
Ser. 05-6, Class A2, 5.165s, 2047	36,000	32,557
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051	2,876,820	47,806
Ser. 07-1, Class XW, IO, 0.288s, 2049	1,662,978	19,299
Ser. 06-1, Class XC, IO, 0.066s, 2045	2,599,913	10,893
Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.266s, 2042	1,881,522	21,244
Ser. 04-5, Class XC, IO, 0.193s, 2041	3,068,487	26,759
Ser. 02-PB2, Class XC, IO, 0.18s, 2035	793,990	13,307
Ser. 06-5, Class XC, IO, 0.101s, 2016	5,918,366	51,111
Ser. 06-4, Class XC, IO, 0.1s, 2046	3,000,532	20,772
Ser. 05-4, Class XC, IO, 0.082s, 2045	3,757,329	16,914
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.948s, 2036	303,712	142,745
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.556s, 2022	95,000	48,870
FRB Ser. 05-MIB1, Class J, 1.606s, 2022	102,000	35,700

Banc of America Mortgage Securities Ser. 05-E,
Class 2, IO, 0.3s, 2035	1,258,511	3,392
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	52,190	51,963
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037	1,414,770	84,603
Ser. 06-4A, IO, 2.331s, 2036	102,018	7,652
Ser. 04-2, IO, 2.22s, 2034	214,977	6,566
Ser. 05-1A, IO, 2.15s, 2035	202,149	6,974
Ser. 04-3, IO, 2.15s, 2035	138,580	4,233
Ser. 06-2A, IO, 1.798s, 2036	120,821	7,330
Ser. 05-3A, IO, 1.6s, 2035	344,825	17,768
Ser. 07-2A, IO, 1.3s, 2037	873,701	67,013
FRB Ser. 05-1A, Class A1, 0.822s, 2035	45,780	28,842
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	433,636	182,199
FRB Ser. 06-6, Class 2A1, 5.891s, 2036	214,853	97,896
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	200,504	86,995
Ser. 04-9, Class 1A1, 4.977s, 2034	6,097	3,630
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
04-PR3I, Class X1, IO, 0.274s, 2041	637,152	7,699
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.689s, 2038	1,558,366	41,250
Ser. 06-PW14, Class X1, IO, 0.116s, 2038	1,676,873	16,148
Ser. 07-PW18, Class X1, IO, 0.095s, 2050	709,918	4,130
Ser. 07-PW15, Class X1, IO, 0.065s, 2044	4,890,478	32,522
Ser. 05-PW10, Class X1, IO, 0.059s, 2040	5,846,271	14,090
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	23,829	24,090
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030	85,000	30,707
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	465,000	287,156
Ser. 08-C7, Class A2A, 6.034s, 2049	255,000	197,744
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.198s, 2036	284,974	146,369
IFB Ser. 07-6, Class 2A5, IO, 6.128s, 2037	290,201	22,491
FRB Ser. 06-AR7, Class 2A2A, 5.645s, 2036	288,504	109,631
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.376s, 2049	1,712,043	22,428
Ser. 06-CD2, Class X, IO, 0.086s, 2046	3,687,570	8,700
Ser. 07-CD4, Class XC, IO, 0.059s, 2049	5,726,078	24,050
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	92,359	77,496
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.465s, 2017	395,265	11,658
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	79,997
Ser. 98-C2, Class F, 5.44s, 2030	435,000	336,733
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	126,000	73,768
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	45,000	15,750
Ser. 06-CN2A, Class J, 5.57s, 2019	36,000	9,000
FRB Ser. 01-J2A, Class A2F, 1.056s, 2034	74,000	62,078
Ser. 05-LP5, Class XC, IO, 0.095s, 2043	2,743,435	13,195
Ser. 06-C8, Class XS, IO, 0.085s, 2046	5,348,295	22,744
Ser. 05-C6, Class XC, IO, 0.064s, 2044	5,595,296	17,466
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.078s, 2034	5,830	335
Ser. 06-45T1, Class 2A2, 6s, 2037	276,676	145,082
Ser. 06-J8, Class A4, 6s, 2037	228,505	119,822
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	118,605	75,986
Ser. 05-24, Class 1AX, IO, zero %, 2035	696,472	8,461
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.675s, 2035	544,673	250,550
FRB Ser. 06-HYB1, Class 1A1, 5.316s, 2036	406,381	188,176
FRB Ser. 05-HYB4, Class 2A1, 4.895s, 2035	414,779	211,538
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.43s, 2035	412,995	28,200
IFB Ser. 05-R2, Class 1AS, IO, 5.086s, 2035	239,035	16,322
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039	349,000	264,580
Ser. 06-C5, Class AX, IO, 0.12s, 2039	3,416,051	23,509
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.113s, 2049	8,021,134	40,106
Ser. 06-C4, Class AX, IO, 0.112s, 2039	4,619,590	43,251
Ser. 07-C1, Class AX, IO, 0.07s, 2040	6,205,571	26,709
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	49,909
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	169,501
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 1.506s, 2016	50,000	30,000
FRB Ser. 05-TF2A, Class J, 1.456s, 2020 (F)	31,319	17,223
FRB Ser. 04-TF2A, Class H, 1.256s, 2019	50,000	35,000
Ser. 01-CK1, Class AY, IO, 0.781s, 2035	2,769,053	25,893
Ser. 04-C4, Class AX, IO, 0.524s, 2039	745,134	11,796
Ser. 02-CP3, Class AX, IO, 0.416s, 2035	787,699	25,692
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.344s, 2031	339,212	6,707
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	96,173	96,941
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	97,578
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	45,500
Fannie Mae
IFB Ser. 06-48, Class TQ, 36.469s, 2036	113,186	157,158
IFB Ser. 07-W7, Class 1A4, 36.049s, 2037	95,013	121,617
IFB Ser. 06-104, Class GS, 31.905s, 2036	74,064	96,448
IFB Ser. 06-104, Class ES, 30.841s, 2036	92,258	126,311
IFB Ser. 05-37, Class SU, 27.112s, 2035	98,040	128,897
IFB Ser. 06-49, Class SE, 26.912s, 2036	122,721	163,168
IFB Ser. 05-25, Class PS, 25.864s, 2035	69,718	88,710
IFB Ser. 06-115, Class ES, 24.472s, 2036	100,902	132,561
IFB Ser. 05-57, Class CD, 23.168s, 2035	61,739	73,916

IFB Ser. 05-115, Class NQ, 22.98s, 2036	59,844	69,787
IFB Ser. 05-74, Class CP, 22.836s, 2035	63,498	71,060
IFB Ser. 06-8, Class HP, 22.653s, 2036	96,447	123,215
IFB Ser. 05-99, Class SA, 22.653s, 2035	66,491	83,000
IFB Ser. 05-45, Class DA, 22.506s, 2035	153,546	188,655
IFB Ser. 05-45, Class DC, 22.396s, 2035	63,977	81,083
IFB Ser. 05-57, Class DC, 20.079s, 2034	74,921	89,228
IFB Ser. 05-74, Class SK, 18.695s, 2035	106,041	120,413
IFB Ser. 05-45, Class PC, 18.684s, 2034	55,416	63,165
IFB Ser. 05-74, Class CS, 18.585s, 2035	64,768	78,912
IFB Ser. 05-72, Class SB, 15.57s, 2035	107,194	116,997
IFB Ser. 07-W6, Class 6A2, IO, 7.278s, 2037	101,312	9,371
IFB Ser. 06-90, Class SE, IO, 7.278s, 2036	87,672	9,629
IFB Ser. 04-51, Class XP, IO, 7.178s, 2034	39,189	3,314
IFB Ser. 03-66, Class SA, IO, 7.128s, 2033	114,816	10,320
IFB Ser. 07-W6, Class 5A2, IO, 6.768s, 2037	156,667	13,708
IFB Ser. 07-W4, Class 4A2, IO, 6.758s, 2037	640,172	56,015
IFB Ser. 07-W2, Class 3A2, IO, 6.758s, 2037	184,618	16,154
IFB Ser. 06-115, Class BI, IO, 6.738s, 2036	166,215	13,295
IFB Ser. 06-58, Class SQ, IO, 6.678s, 2036	76,422	5,650
IFB Ser. 05-52, Class DC, IO, 6.678s, 2035	105,006	9,851
IFB Ser. 06-60, Class SI, IO, 6.628s, 2036	197,924	19,948
IFB Ser. 06-60, Class UI, IO, 6.628s, 2036	80,012	6,056
IFB Ser. 07-W7, Class 3A2, IO, 6.608s, 2037	241,367	22,573
IFB Ser. 03-122, Class SA, IO, 6.578s, 2028	195,814	9,326
IFB Ser. 03-122, Class SJ, IO, 6.578s, 2028	203,758	10,047
IFB Ser. 06-60, Class DI, IO, 6.548s, 2035	78,334	5,719
IFB Ser. 04-60, Class SW, IO, 6.528s, 2034	297,244	27,057
IFB Ser. 05-65, Class KI, IO, 6.478s, 2035	740,948	68,220
IFB Ser. 08-01, Class GI, IO, 6.438s, 2037	843,106	75,023
IFB Ser. 08-41, Class S, IO, 6.278s, 2036	88,090	6,806
IFB Ser. 07-39, Class LI, IO, 6.248s, 2037	82,765	7,168
IFB Ser. 07-23, Class SI, IO, 6.248s, 2037	113,738	8,344
IFB Ser. 07-54, Class CI, IO, 6.238s, 2037	134,112	12,825
IFB Ser. 07-39, Class PI, IO, 6.238s, 2037	125,075	9,154
IFB Ser. 07-58, Class SP, IO, 6.228s, 2037	175,543	17,290
IFB Ser. 07-28, Class SE, IO, 6.228s, 2037	157,080	14,897
IFB Ser. 06-128, Class SH, IO, 6.228s, 2037	129,790	9,839
IFB Ser. 05-12, Class SC, IO, 6.228s, 2035	150,167	15,830
IFB Ser. 05-17, Class ES, IO, 6.228s, 2035	130,365	13,862
IFB Ser. 05-17, Class SY, IO, 6.228s, 2035	61,260	6,374
IFB Ser. 07-30, Class IE, IO, 6.218s, 2037	385,846	54,607
IFB Ser. 06-123, Class CI, IO, 6.218s, 2037	348,959	32,842
IFB Ser. 06-123, Class UI, IO, 6.218s, 2037	136,310	12,934
IFB Ser. 05-82, Class SY, IO, 6.208s, 2035	257,138	21,396
IFB Ser. 05-45, Class EW, IO, 6.198s, 2035	512,351	39,317
IFB Ser. 05-45, Class SR, IO, 6.198s, 2035	348,582	26,144
IFB Ser. 07-15, Class BI, IO, 6.178s, 2037	220,202	19,479
IFB Ser. 06-16, Class SM, IO, 6.178s, 2036	117,663	13,021
IFB Ser. 05-95, Class CI, IO, 6.178s, 2035	152,473	16,411
IFB Ser. 05-84, Class SG, IO, 6.178s, 2035	250,654	21,898
IFB Ser. 05-57, Class NI, IO, 6.178s, 2035	69,345	4,905
IFB Ser. 05-54, Class SA, IO, 6.178s, 2035	244,784	18,547
IFB Ser. 05-23, Class SG, IO, 6.178s, 2035	196,434	14,840
IFB Ser. 05-17, Class SA, IO, 6.178s, 2035	173,398	16,979
IFB Ser. 05-17, Class SE, IO, 6.178s, 2035	188,383	13,564
IFB Ser. 06-128, Class GS, IO, 6.158s, 2037	148,872	13,874
IFB Ser. 06-114, Class IS, IO, 6.128s, 2036	154,700	12,729
IFB Ser. 06-116, Class ES, IO, 6.128s, 2036	75,948	5,647
IFB Ser. 06-115, Class GI, IO, 6.118s, 2036	157,563	13,017
IFB Ser. 06-115, Class IE, IO, 6.118s, 2036	117,201	9,885
IFB Ser. 06-117, Class SA, IO, 6.118s, 2036	176,227	14,647
IFB Ser. 06-121, Class SD, IO, 6.118s, 2036	338,652	30,008
IFB Ser. 06-109, Class SG, IO, 6.108s, 2036	239,008	19,907
IFB Ser. 06-104, Class SY, IO, 6.098s, 2036	79,512	5,833
IFB Ser. 06-109, Class SH, IO, 6.098s, 2036	182,577	20,759
IFB Ser. 07-W6, Class 4A2, IO, 6.078s, 2037	656,266	57,423
IFB Ser. 06-128, Class SC, IO, 6.078s, 2037	546,366	46,206
IFB Ser. 06-104, Class IC, IO, 6.078s, 2036	503,288	47,465
IFB Ser. 06-104, Class SG, IO, 6.078s, 2036	157,121	11,691
IFB Ser. 06-43, Class SI, IO, 6.078s, 2036	347,962	29,051
IFB Ser. 06-44, Class IS, IO, 6.078s, 2036	167,673	13,355
IFB Ser. 06-8, Class JH, IO, 6.078s, 2036	547,216	48,910
IFB Ser. 09-12, Class CI, IO, 6.078s, 2036	475,761	48,870
IFB Ser. 05-122, Class SG, IO, 6.078s, 2035	120,752	11,985
IFB Ser. 06-101, Class SA, IO, 6.058s, 2036	398,166	33,211
IFB Ser. 06-92, Class JI, IO, 6.058s, 2036	88,384	6,944
IFB Ser. 06-92, Class LI, IO, 6.058s, 2036	173,836	14,416
IFB Ser. 06-96, Class ES, IO, 6.058s, 2036	218,389	17,118
IFB Ser. 06-99, Class AS, IO, 6.058s, 2036	103,489	9,629
IFB Ser. 06-85, Class TS, IO, 6.038s, 2036	183,631	13,549
IFB Ser. 06-61, Class SE, IO, 6.028s, 2036	203,684	14,867
IFB Ser. 07-75, Class PI, IO, 6.018s, 2037	192,564	14,368
IFB Ser. 07-W7, Class 2A2, IO, 6.008s, 2037	486,205	47,118
IFB Ser. 07-88, Class MI, IO, 5.998s, 2037	78,076	6,987
Ser. 06-94, Class NI, IO, 5.978s, 2036	77,054	4,957
IFB Ser. 09-12, Class AI, IO, 5.978s, 2037	613,688	53,010
IFB Ser. 07-116, Class IA, IO, 5.978s, 2037	684,483	55,048
IFB Ser. 07-103, Class AI, IO, 5.978s, 2037	868,689	69,182
IFB Ser. 07-1, Class NI, IO, 5.978s, 2037	373,412	37,320
IFB Ser. 07-15, Class NI, IO, 5.978s, 2022	206,107	15,944
IFB Ser. 08-3, Class SC, IO, 5.928s, 2038	91,719	8,649
IFB Ser. 07-109, Class XI, IO, 5.928s, 2037	93,969	8,547
IFB Ser. 07-109, Class YI, IO, 5.928s, 2037	188,065	13,662
IFB Ser. 07-W8, Class 2A2, IO, 5.928s, 2037	329,985	20,867
IFB Ser. 07-88, Class JI, IO, 5.928s, 2037	192,095	15,989
IFB Ser. 07-54, Class KI, IO, 5.918s, 2037	97,206	7,636
IFB Ser. 07-30, Class JS, IO, 5.918s, 2037	315,316	28,540
IFB Ser. 07-30, Class LI, IO, 5.918s, 2037	553,619	45,042
IFB Ser. 07-W2, Class 1A2, IO, 5.908s, 2037	139,688	11,014
IFB Ser. 07-106, Class SN, IO, 5.888s, 2037	196,340	14,249
IFB Ser. 07-54, Class IA, IO, 5.888s, 2037	167,988	14,856
IFB Ser. 07-54, Class IB, IO, 5.888s, 2037	167,988	14,856

IFB Ser. 07-54, Class IC, IO, 5.888s, 2037	167,988	14,856
IFB Ser. 07-54, Class ID, IO, 5.888s, 2037	167,988	14,856
IFB Ser. 07-54, Class IE, IO, 5.888s, 2037	167,988	14,856
IFB Ser. 07-54, Class IF, IO, 5.888s, 2037	249,114	20,236
IFB Ser. 07-54, Class NI, IO, 5.888s, 2037	146,051	10,932
IFB Ser. 07-54, Class UI, IO, 5.888s, 2037	211,324	19,004
IFB Ser. 07-109, Class AI, IO, 5.878s, 2037	1,003,666	66,578
IFB Ser. 07-91, Class AS, IO, 5.878s, 2037	125,361	9,442
IFB Ser. 07-91, Class HS, IO, 5.878s, 2037	136,197	11,768
IFB Ser. 07-15, Class CI, IO, 5.858s, 2037	643,224	56,890
IFB Ser. 06-115, Class JI, IO, 5.858s, 2036	466,293	38,212
IFB Ser. 07-109, Class PI, IO, 5.828s, 2037	201,076	15,976
IFB Ser. 06-123, Class LI, IO, 5.798s, 2037	311,028	23,383
IFB Ser. 08-1, Class NI, IO, 5.728s, 2037	369,396	32,311
IFB Ser. 07-116, Class BI, IO, 5.728s, 2037	627,232	47,562
IFB Ser. 08-01, Class AI, IO, 5.728s, 2037	1,031,954	70,413
IFB Ser. 08-10, Class GI, IO, 5.708s, 2038	187,495	14,025
IFB Ser. 08-1, Class HI, IO, 5.678s, 2037	478,469	32,193
IFB Ser. 07-39, Class AI, IO, 5.598s, 2037	296,100	21,248
IFB Ser. 07-32, Class SD, IO, 5.588s, 2037	200,092	14,858
IFB Ser. 07-30, Class UI, IO, 5.578s, 2037	164,052	14,794
IFB Ser. 07-32, Class SC, IO, 5.578s, 2037	265,444	22,230
IFB Ser. 07-1, Class CI, IO, 5.578s, 2037	189,147	15,654
IFB Ser. 05-14, Class SE, IO, 5.528s, 2035	155,832	11,075
Ser. 06-W3, Class 1AS, IO, 5.509s, 2046	623,162	42,842
IFB Ser. 09-12, Class DI, IO, 5.508s, 2037	736,889	54,655
IFB Ser. 05-58, Class IK, IO, 5.478s, 2035	198,048	15,305
IFB Ser. 08-1, Class BI, IO, 5.388s, 2038	631,020	42,170
IFB Ser. 07-75, Class ID, IO, 5.348s, 2037	169,531	13,774
Ser. 03-W12, Class 2, IO, 2.219s, 2043	414,634	19,830
Ser. 03-W10, Class 3, IO, 1.93s, 2043	244,761	9,833
Ser. 03-W10, Class 1, IO, 1.909s, 2043	888,707	35,503
Ser. 03-W8, Class 12, IO, 1.632s, 2042	876,011	30,021
Ser. 03-W17, Class 12, IO, 1.143s, 2033	310,660	7,308
Ser. 06-26, Class NB, 1s, 2036	52,794	49,618
Ser. 03-T2, Class 2, IO, 0.809s, 2042	1,183,776	20,212
Ser. 03-W6, Class 51, IO, 0.673s, 2042	283,839	3,995
Ser. 01-T12, Class IO, 0.565s, 2041	256,521	3,399
Ser. 03-W2, Class 1, IO, 0.466s, 2042	2,030,889	20,212
Ser. 02-T4, IO, 0.449s, 2041	1,392,122	14,015
Ser. 01-50, Class B1, IO, 0.441s, 2041	459,351	4,386
Ser. 02-T1, Class IO, IO, 0.427s, 2031	289,092	2,449
Ser. 03-W6, Class 3, IO, 0.367s, 2042	403,838	2,856
Ser. 03-W6, Class 23, IO, 0.352s, 2042	424,380	2,875
Ser. 01-79, Class BI, IO, 0.328s, 2045	997,818	7,580
Ser. 06-46, Class OC, Principal Only (PO), zero %, 2036	90,188	83,957
Ser. 04-61, Class JO, PO, zero %, 2032	40,569	38,044
Ser. 326, Class 1, PO, zero %, 2032	54,047	49,646
Ser. 318, Class 1, PO, zero %, 2032	20,307	18,716
Ser. 314, Class 1, PO, zero %, 2031	97,198	89,907
FRB Ser. 06-115, Class SN, zero %, 2036	79,721	57,137
FRB Ser. 05-57, Class UL, zero %, 2035	89,289	86,524
FRB Ser. 05-65, Class CU, zero %, 2034	44,890	41,618
FRB Ser. 05-77, Class HF, zero %, 2034	64,567	61,230
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.578s, 2043	100,854	9,266
Ser. T-56, Class A, IO, 0.524s, 2043	324,851	3,631
Ser. T-56, Class 3, IO, 0.356s, 2043	339,769	3,180
Ser. T-56, Class 1, IO, 0.278s, 2043	440,597	2,756
Ser. T-56, Class 2, IO, 0.006s, 2043	398,644	600
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	45,493	31,845
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.722s, 2035	133,632	60,134
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.683s, 2033	1,407,064	29,965
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	105,162
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	18,000
Freddie Mac
IFB Ser. 3202, Class HM, 30.469s, 2036	72,351	96,138
IFB Ser. 2976, Class KL, 22.344s, 2035	102,784	119,775
IFB Ser. 3065, Class DC, 18.191s, 2035	92,242	111,560
IFB Ser. 2990, Class LB, 15.524s, 2034	108,478	118,162
IFB Ser. 2927, Class SI, IO, 7s, 2035	142,815	14,783
IFB Ser. 2828, Class GI, IO, 6.944s, 2034	163,456	16,867
IFB Ser. 3184, Class SP, IO, 6.794s, 2033	203,559	18,265
IFB Ser. 3345, Class SI, IO, 6.764s, 2036	89,983	9,034
IFB Ser. 2869, Class JS, IO, 6.694s, 2034	334,257	21,936
IFB Ser. 2882, Class LS, IO, 6.644s, 2034	119,482	10,683
IFB Ser. 3149, Class SE, IO, 6.594s, 2036	202,162	18,751
IFB Ser. 3203, Class SH, IO, 6.584s, 2036	118,482	12,007
IFB Ser. 2815, Class PT, IO, 6.494s, 2032	168,865	10,448
IFB Ser. 2828, Class TI, IO, 6.494s, 2030	76,326	6,728
IFB Ser. 3397, Class GS, IO, 6.444s, 2037	111,729	9,217
IFB Ser. 3297, Class BI, IO, 6.204s, 2037	501,117	43,847
IFB Ser. 3287, Class SD, IO, 6.194s, 2037	224,810	19,468
IFB Ser. 3281, Class BI, IO, 6.194s, 2037	95,078	7,549
IFB Ser. 3281, Class CI, IO, 6.194s, 2037	116,585	9,219
IFB Ser. 3249, Class SI, IO, 6.194s, 2036	84,616	8,116
IFB Ser. 2922, Class SE, IO, 6.194s, 2035	196,452	16,220
IFB Ser. 3236, Class ES, IO, 6.144s, 2036	140,161	9,006
IFB Ser. 3136, Class NS, IO, 6.144s, 2036	223,843	21,253
IFB Ser. 3118, Class SD, IO, 6.144s, 2036	315,658	24,217
IFB Ser. 2950, Class SM, IO, 6.144s, 2016	234,940	16,957
IFB Ser. 3256, Class S, IO, 6.134s, 2036	226,416	18,971
IFB Ser. 3031, Class BI, IO, 6.134s, 2035	83,881	7,708
IFB Ser. 3244, Class SB, IO, 6.104s, 2036	136,554	10,307
IFB Ser. 3244, Class SG, IO, 6.104s, 2036	160,601	13,767
IFB Ser. 3236, Class IS, IO, 6.094s, 2036	246,536	18,384
IFB Ser. 2962, Class BS, IO, 6.094s, 2035	466,006	27,960

IFB Ser. 3114, Class TS, IO, 6.094s, 2030	506,527	39,897
IFB Ser. 3128, Class JI, IO, 6.074s, 2036	259,944	23,150
IFB Ser. 2990, Class LI, IO, 6.074s, 2034	164,117	15,533
IFB Ser. 3240, Class S, IO, 6.064s, 2036	533,416	45,917
IFB Ser. 3065, Class DI, IO, 6.064s, 2035	71,868	6,981
IFB Ser. 3145, Class GI, IO, 6.044s, 2036	214,359	20,163
IFB Ser. 3114, Class GI, IO, 6.044s, 2036	93,544	8,063
IFB Ser. 3339, Class JI, IO, 6.034s, 2037	409,572	26,688
IFB Ser. 3218, Class AS, IO, 6.024s, 2036	162,991	12,660
IFB Ser. 3221, Class SI, IO, 6.024s, 2036	198,466	15,551
IFB Ser. 3202, Class PI, IO, 5.984s, 2036	558,702	45,106
IFB Ser. 3355, Class MI, IO, 5.944s, 2037	133,180	9,641
IFB Ser. 3201, Class SG, IO, 5.944s, 2036	257,060	21,485
IFB Ser. 3203, Class SE, IO, 5.944s, 2036	227,666	18,441
IFB Ser. 3171, Class PS, IO, 5.929s, 2036	206,603	18,934
IFB Ser. 3152, Class SY, IO, 5.924s, 2036	190,876	16,644
IFB Ser. 3510, Class DI, IO, 5.924s, 2035	319,045	26,950
IFB Ser. 3181, Class PS, IO, 5.914s, 2036	130,369	11,734
IFB Ser. 3284, Class BI, IO, 5.894s, 2037	155,972	12,079
IFB Ser. 3260, Class SA, IO, 5.894s, 2037	130,268	8,764
IFB Ser. 3199, Class S, IO, 5.894s, 2036	103,441	6,779
IFB Ser. 3284, Class LI, IO, 5.884s, 2037	688,822	58,436
IFB Ser. 3281, Class AI, IO, 5.874s, 2037	650,248	52,761
IFB Ser. 3311, Class EI, IO, 5.854s, 2037	163,678	12,703
IFB Ser. 3311, Class IA, IO, 5.854s, 2037	235,885	19,432
IFB Ser. 3311, Class IB, IO, 5.854s, 2037	235,885	19,432
IFB Ser. 3311, Class IC, IO, 5.854s, 2037	235,885	19,432
IFB Ser. 3311, Class ID, IO, 5.854s, 2037	235,885	19,432
IFB Ser. 3311, Class IE, IO, 5.854s, 2037	341,455	28,129
IFB Ser. 3240, Class GS, IO, 5.824s, 2036	323,077	25,471
IFB Ser. 3257, Class SI, IO, 5.764s, 2036	149,010	11,482
IFB Ser. 3225, Class JY, IO, 5.734s, 2036	647,888	52,859
IFB Ser. 3339, Class TI, IO, 5.584s, 2037	258,611	19,354
IFB Ser. 3284, Class CI, IO, 5.564s, 2037	507,530	41,175
IFB Ser. 3016, Class SQ, IO, 5.554s, 2035	164,015	9,915
IFB Ser. 3510, Class BI, IO, 5.474s, 2037	626,367	44,685
IFB Ser. 3397, Class SQ, IO, 5.414s, 2037	445,291	33,077
Ser. 3327, Class IF, IO, zero %, 2037	99,638	136
Ser. 3292, Class DO, PO, zero %, 2037	78,108	63,596
Ser. 3252, Class LO, PO, zero %, 2036	98,163	88,943
Ser. 201, PO, zero %, 2029	58,929	50,165
FRB Ser. 3326, Class YF, zero %, 2037	49,626	47,206
FRB Ser. 3241, Class FH, zero %, 2036	45,164	44,164
FRB Ser. 3231, Class XB, zero %, 2036	11,460	11,227
FRB Ser. 3147, Class SF, zero %, 2036	109,260	109,658
FRB Ser. 3047, Class BD, zero %, 2035	77,225	69,348
FRB Ser. 3003, Class XF, zero %, 2035	73,789	67,672
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.077s, 2043	4,414,571	21,771
Ser. 07-C1, Class XC, IO, 0.074s, 2019	11,837,352	40,936
Ser. 05-C3, Class XC, IO, 0.066s, 2045	10,506,647	26,091
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.922s, 2036	44,000	43,903
Ser. 97-C1, Class X, IO, 1.11s, 2029	94,935	4,182
Ser. 05-C1, Class X1, IO, 0.216s, 2043	4,433,215	29,983
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	28,803
Ser. 06-C1, Class XC, IO, 0.07s, 2045	6,767,973	18,025
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 47.23s, 2037	139,553	194,813
IFB Ser. 07-44, Class SP, 33.574s, 2036	94,747	119,366
IFB Ser. 05-66, Class SP, 18.979s, 2035	74,018	85,847
IFB Ser. 04-59, Class SC, IO, 6.644s, 2034	101,187	9,029
IFB Ser. 04-26, Class IS, IO, 6.644s, 2034	38,130	2,652
IFB Ser. 07-22, Class S, IO, 6.255s, 2037	148,745	13,230
IFB Ser. 05-84, Class AS, IO, 6.255s, 2035	56,257	4,479
IFB Ser. 07-26, Class SD, IO, 6.244s, 2037	242,177	15,091
IFB Ser. 07-51, Class SJ, IO, 6.205s, 2037	169,443	14,267
IFB Ser. 07-53, Class SY, IO, 6.19s, 2037	91,608	7,505
IFB Ser. 07-58, Class PS, IO, 6.155s, 2037	734,603	55,305
IFB Ser. 07-59, Class PS, IO, 6 1/8s, 2037	128,871	8,660
IFB Ser. 07-59, Class SP, IO, 6 1/8s, 2037	393,057	27,801
IFB Ser. 07-68, Class PI, IO, 6.105s, 2037	186,267	13,094
IFB Ser. 07-48, Class SB, IO, 6.094s, 2037	178,290	12,278
IFB Ser. 07-17, Class AI, IO, 5.994s, 2037	562,537	43,926
IFB Ser. 06-26, Class S, IO, 5.955s, 2036	137,438	10,122
IFB Ser. 06-28, Class GI, IO, 5.955s, 2035	257,761	18,715
IFB Ser. 07-9, Class AI, IO, 5.944s, 2037	180,147	13,860
IFB Ser. 05-65, Class SI, IO, 5.805s, 2035	175,066	12,123
IFB Ser. 05-71, Class SA, IO, 5.804s, 2035	49,147	3,654
IFB Ser. 07-17, Class IB, IO, 5.705s, 2037	137,615	12,208
IFB Ser. 06-14, Class S, IO, 5.705s, 2036	194,079	12,919
IFB Ser. 06-11, Class ST, IO, 5.695s, 2036	120,406	7,816
IFB Ser. 07-17, Class IC, IO, 5.694s, 2037	337,020	25,886
IFB Ser. 07-7, Class JI, IO, 5.655s, 2037	337,145	16,461
IFB Ser. 07-25, Class KS, IO, 5.644s, 2037	91,295	7,126
IFB Ser. 07-21, Class S, IO, 5.644s, 2037	287,787	19,476
IFB Ser. 05-17, Class S, IO, 5.635s, 2035	50,388	3,887
IFB Ser. 07-31, Class AI, IO, 5.624s, 2037	161,047	16,502
IFB Ser. 07-43, Class SC, IO, 5.544s, 2037	178,649	11,819
IFB Ser. 04-41, Class SG, IO, 5.455s, 2034	44,111	2,310
FRB Ser. 07-49, Class UF, zero %, 2037	19,648	18,792
FRB Ser. 07-33, Class TB, zero %, 2037	38,321	37,553
FRB Ser. 07-35, Class UF, zero %, 2037	38,635	38,160
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	232,228	4,645
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037 (F)	168,000	146,930
Ser. 05-GG5, Class XC, IO, 0.066s, 2037	8,417,348	21,080
Greenwich Capital Commercial Funding Corp. 144A Ser.
07-GG9, Class X, IO, 0.322s, 2039	2,895,841	35,119
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	187,000	123,508

Ser. 06-GG6, Class A2, 5.506s, 2038	89,000	79,944
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	59,000	46,758
Ser. 06-GG8, Class X, IO, 0.666s, 2039	1,592,421	35,220
Ser. 04-C1, Class X1, IO, 0.364s, 2028	1,173,249	6,220
Ser. 03-C1, Class X1, IO, 0.238s, 2040	613,277	11,040
Ser. 06-GG6, Class XC, IO, 0.046s, 2038	2,542,069	4,956
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	12,813	12,240
Ser. 05-RP3, Class 1A3, 8s, 2035	42,735	40,364
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	34,098	31,745
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	37,700	36,894
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	40,635	39,324
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.828s, 2035	69,241	39,467
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.111s, 2037	583,734	274,355
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.632s, 2037	519,765	278,893
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.155s, 2036	86,927	37,690
FRB Ser. 07-AR15, Class 1A1, 6.093s, 2037	289,640	133,234
FRB Ser. 07-AR9, Class 2A1, 5.889s, 2037	295,688	138,974
FRB Ser. 05-AR31, Class 3A1, 5.574s, 2036	426,963	200,673
FRB Ser. 05-AR5, Class 4A1, 5.486s, 2035	239,340	110,744
FRB Ser. 07-AR11, Class 1A1, 5.456s, 2037	242,850	87,426
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.063s, 2036	253,835	129,972
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	203,139	99,538
FRB Ser. 06-A6, Class 1A1, 0.682s, 2036	133,344	54,548
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	28,560
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	312,000	111,197
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	1,563,000	1,037,912
Ser. 07-CB20, Class A3, 5.863s, 2051	469,000	314,038
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	234,000	150,061
Ser. 06-CB15, Class A4, 5.814s, 2043	258,000	170,498
Ser. 07-CB20, Class A4, 5.794s, 2051	102,000	68,007
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	39,437
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	2,116,514	45,123
Ser. 06-CB17, Class X, IO, 0.513s, 2043 (F)	2,038,798	40,595
Ser. 06-LDP9, Class X, IO, 0.455s, 2047 (F)	3,046,857	49,372
Ser. 06-CB16, Class X1, IO, 0.443s, 2045	2,408,376	20,651
Ser. 07-LDPX, Class X, IO, 0.347s, 2049 (F)	3,470,406	38,994
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	42,754
Ser. 05-CB12, Class X1, IO, 0.111s, 2037 (F)	3,332,322	21,227
Ser. 05-LDP3, Class X1, IO, 0.088s, 2042 (F)	6,195,404	31,670
Ser. 07-CB20, Class X1, IO, 0.073s, 2051 (F)	6,053,864	41,894
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	25,399
Ser. 99-C1, Class G, 6.41s, 2031	37,135	7,140
Ser. 98-C4, Class H, 5.6s, 2035	50,000	8,544
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	67,077
Ser. 07-C7, Class XW, IO, 0.373s, 2045	592,597	8,875
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	1,450,129	36,581
Ser. 03-C5, Class XCL, IO, 0.243s, 2037	964,124	16,146
Ser. 05-C3, Class XCL, IO, 0.205s, 2040	2,582,940	35,683
Ser. 05-C2, Class XCL, IO, 0.165s, 2040	3,914,258	26,768
Ser. 05-C7, Class XCL, IO, 0.139s, 2040	3,781,039	20,463
Ser. 05-C5, Class XCL, IO, 0.137s, 2020	3,174,581	28,597
Ser. 06-C7, Class XCL, IO, 0.118s, 2038	2,558,642	25,679
Ser. 06-C1, Class XCL, IO, 0.081s, 2041	5,561,140	36,159
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.506s, 2017	52,000	31,200
FRB Ser. 05-LLFA, Class J, 1.356s, 2018	20,000	10,000
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 37.789s, 2036	60,422	68,632
IFB Ser. 07-5, Class 4A3, 36.949s, 2037	107,170	107,170
IFB Ser. 07-4, Class 3A2, IO, 6.678s, 2037	173,126	12,093
IFB Ser. 06-5, Class 2A2, IO, 6.628s, 2036	294,461	23,557
IFB Ser. 07-4, Class 2A2, IO, 6.148s, 2037	718,636	48,508
IFB Ser. 07-1, Class 2A3, IO, 6.108s, 2037	983,659	83,611
IFB Ser. 06-9, Class 2A2, IO, 6.098s, 2037	576,693	38,867
IFB Ser. 07-5, Class 10A2, IO, 5.818s, 2037	345,001	26,738
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.499s, 2034	5,692	3,209
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	74,467	279
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	225,425	451
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	173,355	88,194
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	53,958	56,471
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
1.143s, 2027	80,726	51,959
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	7,890,435	67,013
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 1.056s, 2022	99,963	49,981
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.413s, 2030	31,000	19,504
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	187,297	133,402
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	128,000	78,766
FRB Ser. 07-C1, Class A4, 5.829s, 2050	103,000	62,336
Ser. 05-MCP1, Class XC, IO, 0.135s, 2043	3,175,153	22,821
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.233s, 2039	782,758	10,549

Ser. 05-LC1, Class X, IO, 0.1s, 2044		1,684,917	8,577
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049		316,000	192,735
FRB Ser. 07-8, Class A2, 5.92s, 2049		152,000	97,051
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.019s, 2050		12,835,055	27,280
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040		116,981	15,208
Ser. 05-C3, Class X, IO, 5.555s, 2044		130,925	15,056
Ser. 06-C4, Class X, IO, 5.454s, 2016		546,976	56,407
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.505s, 2043		891,483	17,830
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043		76,000	55,671
FRB Ser. 06-IQ11, Class A4, 5.772s, 2042		258,000	166,321
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		60,000	18,000
Ser. 05-HQ6, Class A4A, 4.989s, 2042		119,000	87,798
Ser. 04-HQ4, Class A7, 4.97s, 2040		99,000	80,366
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 5.124s, 2039		100,000	8,000
Ser. 04-RR, Class F6, 5.124s, 2039		100,000	7,000
Ser. 05-HQ5, Class X1, IO, 0.092s, 2042		1,386,217	6,002
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.82s, 2035		163,004	81,502
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.097s, 2030		49,000	29,400
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.243s, 2035		24,667	21,128
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		17,031	16,204
PNC Mortgage Acceptance Corp. 144A Ser. 00-C2,
Class J, 6.22s, 2033		49,000	24,245
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032		61,334	61,212
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.168s, 2037		727,529	52,746
Ser. 07-A5, Class 2A3, 6s, 2037		364,799	189,695
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.782s, 2033		48,283	22,954
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.664s, 2036		1,137,273	36,165
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		560,423	246,586
FRB Ser. 06-9, Class 1A1, 5.674s, 2036		93,909	42,604
Ser. 04-8, Class 1A3, 5.331s, 2034		2,494	1,144
FRB Ser. 05-18, Class 6A1, 5.253s, 2035		85,110	45,108
Ser. 05-9, Class AX, IO, 1.341s, 2035		843,081	14,332
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.872s, 2034		39,874	25,121
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.728s, 2037		2,126,347	154,160
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,295,881	46,905
Structured Asset Securities Corp. 144A Ser. 08-RF1,
Class AI, IO, 4.376s, 2037		1,922,920	86,531
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051		249,000	161,243
Ser. 07-C30, Class A3, 5.246s, 2043		277,000	207,279
Ser. 04-C15, Class A4, 4.803s, 2041		147,000	117,576
Ser. 06-C28, Class XC, IO, 0.38s, 2048		1,416,446	17,757
Ser. 07-C34, IO, 0.355s, 2046		1,632,887	25,372
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.498s, 2035		726,218	16,659
Ser. 05-C18, Class XC, IO, 0.112s, 2042		3,707,423	22,410
Ser. 06-C27, Class XC, IO, 0.096s, 2045		2,747,127	13,450
Ser. 06-C23, Class XC, IO, 0.055s, 2045		2,882,672	8,701
Ser. 06-C26, Class XC, IO, 0.04s, 2045		1,702,922	3,118
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		10,000	2,082
Ser. 06-SL1, Class X, IO, 0.936s, 2043		357,492	10,367
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.191s, 2034		738,934	46,700

Total mortgage-backed securities (cost $26,538,133)			$23,675,266

PURCHASED OPTIONS OUTSTANDING (3.4%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Citigroup, Inc. (Call)	Jun-09/$5.00	$48,994	$7,839
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,868,000	1,070,717
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,868,000	--
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	1,496,374
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	5,535
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	4,669,000	1,005,376
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	4,669,000	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing

April 08, 2019.	Apr-09/5.315	4,669,000	1,001,267
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.315	4,669,000	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	1,496,374
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	5,535

Total purchased options outstanding (cost $1,900,598)			$6,089,017

ASSET-BACKED SECURITIES (3.8%)(a)

		Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.672s, 2036		$62,000	$19,230
FRB Ser. 06-HE3, Class A2C, 0.672s, 2036		75,000	29,465
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		28,651	18,373
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)		2,980	--
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.932s, 2029		111,161	47,990
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 1.056s, 2012		13,650	12,802
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 3.022s, 2036		54,000	606
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
0.682s, 2036		133,000	64,190
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 0.962s, 2035		60,000	28,200
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.712s, 2036		22,031	12,710
FRB Ser. 06-HE4, Class A5, 0.682s, 2036		85,352	51,910
FRB Ser. 06-HE7, Class A4, 0.662s, 2036		42,000	7,805
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		52,000	45,240
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		39,000	32,607
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.523s, 2039		225,863	149,445
FRB Ser. 04-D, Class A, 0.913s, 2044		45,258	39,747
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.872s, 2038		20,818	13,532
FRB Ser. 03-SSRA, Class A, 1.222s, 2038		20,818	14,572
FRB Ser. 04-SSRA, Class A1, 1.122s, 2039		30,217	19,037
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 1.112s, 2043		67,120	51,633
FRB Ser. 03-1, Class A1, 1.022s, 2042		55,581	38,547
FRB Ser. 05-3, Class A1, 0.972s, 2035		33,431	15,948
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		276,184	122,346
Ser. 00-A, Class A2, 7.575s, 2030		48,260	21,060
Ser. 99-B, Class A-5, 7.44s, 2020		180,574	70,424
Ser. 99-B, Class A3, 7.18s, 2015		183,099	75,682
Ser. 99-B, Class A2, 6.975s, 2012		6,314	2,844
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		86,737	7,180
Ser. 00-4, Class A6, 8.31s, 2032		434,919	226,158
Ser. 00-5, Class A7, 8.2s, 2032		123,000	73,073
Ser. 00-5, Class A6, 7.96s, 2032		278,935	173,281
Ser. 02-1, Class M1F, 7.954s, 2033		67,000	34,187
Ser. 02-2, Class M1, 7.424s, 2033		32,000	13,522
Ser. 01-4, Class A4, 7.36s, 2033		202,158	149,687
Ser. 00-6, Class A5, 7.27s, 2031		60,592	41,813
Ser. 01-1, Class A5, 6.99s, 2032		697,684	446,517
Ser. 01-3, Class A4, 6.91s, 2033		76,825	53,539
Ser. 02-1, Class A, 6.681s, 2033		99,884	84,118
FRB Ser. 02-1, Class M1A, 2.559s, 2033		356,000	110,693
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.912s, 2034		49,078	32,497
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.062s, 2035		32,000	26,531
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.672s, 2036		97,000	35,163
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.852s, 2036		137,000	69,918
FRB Ser. 06-2, Class 2A3, 0.692s, 2036		230,000	127,504
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 1.372s, 2018		9,892	7,518
GEBL 144A
Ser. 04-2, Class D, 3.306s, 2032 (F)		64,521	6,410
Ser. 04-2, Class C, 1.406s, 2032 (F)		64,521	12,830
Granite Mortgages PLC FRB Ser. 03-3, Class 1C, 3.593s,
2044		45,153	5,418
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		80,451	47,466
Ser. 96-5, Class M1, 8.05s, 2027		33,057	18,156
Ser. 96-6, Class M1, 7.95s, 2027		173,000	95,619
Ser. 99-5, Class A5, 7.86s, 2030		415,081	262,040
Ser. 97-2, Class A7, 7.62s, 2028		9,403	7,751
Ser. 96-2, Class M1, 7.6s, 2026		98,000	56,295
Ser. 97-6, Class A9, 7.55s, 2029		28,440	21,433
Ser. 97-4, Class A7, 7.36s, 2029		48,203	39,881
Ser. 96-10, Class M1, 7.24s, 2028		63,000	36,773
Ser. 97-6, Class M1, 7.21s, 2029		73,000	35,382
Ser. 97-3, Class A5, 7.14s, 2028		12,758	9,697
Ser. 97-6, Class A8, 7.07s, 2029		8,524	7,412
Ser. 98-4, Class A7, 6.87s, 2030		17,820	12,070
Ser. 97-7, Class A8, 6.86s, 2029		29,220	24,745

Ser. 93-3, Class B, 6.85s, 2018	10,697	6,274
Ser. 99-3, Class A7, 6.74s, 2031	17,536	14,628
Ser. 98-6, Class A7, 6.45s, 2030	8,972	8,427
Ser. 99-2, Class A7, 6.44s, 2030	66,099	43,204
Ser. 98-7, Class M1, 6.4s, 2030	20,000	6,671
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	619,559	399,061
Ser. 99-5, Class A4, 7.59s, 2028	58,063	51,057
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	49,335	46,869
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.672s, 2036	342,000	132,622
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.741s, 2036	93,651	34,651
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.852s, 2036	69,000	39,532
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	10,000	2,698
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	640,818	379,219
IFB Ser. 07-3, Class 4B, IO, 6.168s, 2037	248,976	19,716
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 3.523s,
2036	120,000	9,600
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	290,979	126,576
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.782s, 2036	66,000	18,253
FRB Ser. 06-1, Class 2A3, 0.712s, 2036	93,044	49,806
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	12,544	9,311
FRB Ser. 02-1A, Class A1, 1.245s, 2024	11,658	9,807
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	35,757	26,759
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	7,174	6,489
Ser. 04-B, Class C, 3.93s, 2012 (F)	4,597	3,940
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	59,492	47,890
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.682s, 2036	82,000	33,108
FRB Ser. 06-2, Class A2C, 0.672s, 2036	82,000	44,930
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	57,492	31,622
Ser. 95-B, Class B1, 7.55s, 2021	23,312	13,213
Ser. 00-D, Class A3, 6.99s, 2022	7,737	7,102
Ser. 98-A, Class M, 6.825s, 2028	31,000	14,589
Ser. 01-E, Class A4, 6.81s, 2031	113,213	72,322
Ser. 99-B, Class A3, 6.45s, 2017	35,830	22,802
Ser. 01-E, Class A, IO, 6s, 2009	111,659	3,486
Ser. 01-D, Class A3, 5.9s, 2022	81,417	44,970
Ser. 02-C, Class A1, 5.41s, 2032	162,733	84,621
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	53,634	36,418
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	2,286	2,169
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.652s, 2036	128,000	64,039
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.32s, 2011 (United Kingdom)	116,000	107,551
FRB Ser. 04-2A, Class C, 2.2s, 2011 (United Kingdom)	100,000	84,347
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.712s, 2036	87,883	67,551
FRB Ser. 07-RZ1, Class A2, 0.682s, 2037	114,000	50,214
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)	4,095	20
Securitized Asset Backed Receivables, LLC
FRB Ser. 07-NC2, Class A2B, 0.662s, 2037	107,000	38,179
FRB Ser. 07-BR5, Class A2A, 0.652s, 2037	180,330	110,001
FRB Ser. 07-BR4, Class A2A, 0.612s, 2037	227,709	138,451
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.732s, 2036	139,000	38,799
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.692s, 2036	66,000	37,772
FRB Ser. 06-3, Class A3, 0.682s, 2036	344,000	183,836
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 3.022s, 2035	5,997	13
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.782s, 2036	66,000	2,152
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.633s, 2015	241,765	137,806
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037	100,000	28,000
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.632s, 2037	805,668	428,972

Total asset-backed securities (cost $11,345,247)		$6,840,337

SENIOR LOANS (0.6%)(a)(c)

	Principal amount	Value

Basic materials (0.1%)
Huntsman International, LLC bank term loan FRN Ser. B,
2.229s, 2012	$257,374	$168,723
NewPage Holding Corp. bank term loan FRN 4.812s, 2014	13,795	9,357
		178,080

Capital goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 1.359s, 2014	7,482	3,359
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.801s, 2014	149,549	67,131
Polypore, Inc. bank term loan FRN Ser. B, 3.407s, 2014	17,819	13,008
Sequa Corp. bank term loan FRN 4.407s, 2014	24,636	13,365
Wesco Aircraft Hardware Corp. bank term loan FRN
2.73s, 2013	18,000	14,652

		111,515

Communication services (0.1%)
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	99,752	45,957
Intelsat Corp. bank term loan FRN Ser. B2, 3.925s, 2011	4,722	4,084
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.925s,
2013	4,723	4,085
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.925s,
2013	4,722	4,084
Intelsat, Ltd. bank term loan FRN 4.435s, 2014
(Bermuda)	85,000	61,944
Level 3 Communications, Inc. bank term loan FRN
3.309s, 2014	18,000	13,514
MetroPCS Wireless, Inc. bank term loan FRN 3.19s, 2013	7,109	6,453
TW Telecom, Inc. bank term loan FRN Ser. B, 3.407s,
2013	13,063	11,691
West Corp. bank term loan FRN 2.89s, 2013	17,818	13,230
		165,042

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
3.657s, 2013	18,000	15,075
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.293s, 2014	17,404	11,482
Cinemark USA, Inc. bank term loan FRN 2.385s, 2013	20,447	18,453
Dana Corp. bank term loan FRN 7 1/4s, 2015	10,896	2,470
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 5.157s, 2014	50,000	22,417
DIRECTV Holdings, LLC bank term loan FRN 2.657s, 2013	59,550	56,880
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2011	191,405	161,833
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.28s, 2010	18,000	12,493
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 4.16s, 2015	17,820	10,608
Lear Corp bank term loan FRN 3.754s, 2013	17,891	6,133
National Bedding Co. bank term loan FRN 2.565s, 2011	7,919	3,659
Navistar Financial Corp. bank term loan FRN 4.363s,
2012	4,800	3,732
Navistar International Corp. bank term loan FRN
3.729s, 2012	13,200	10,263
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/2s, 2011	145,000	33,672
Univision Communications, Inc. bank term loan FRN Ser.
B, 2.729s, 2014	18,000	9,349
Visteon Corp. bank term loan FRN Ser. B1, 4.157s, 2013	95,000	13,716
Yankee Candle Co., Inc. bank term loan FRN 3.406s, 2014	11,000	7,197
		399,432

Consumer staples (--%)
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 3.247s, 2014	17,774	14,480
Spectrum Brands, Inc. bank term loan FRN 0.347s, 2013
(In default)	1,149	816
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.053s, 2013 (In default)	16,679	11,856
		27,152

Energy (--%)
Quicksilver Resources, Inc. bank term loan FRN 5.657s,
2013	55,968	42,536
		42,536

Financials (--%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 1.79s, 2010 (R)	20,000	4,650
		4,650

Health care (--%)
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014	16,847	13,587
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
3.157s, 2014	4,283	3,610
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 3.157s, 2014	1,151	970
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.497s, 2014	12,376	10,433
Sun Healthcare Group, Inc. bank term loan FRN 3.157s,
2014	3,001	2,531
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.157s, 2014	19,705	16,618
		47,749

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 3.269s,
2014	17,774	11,947
First Data Corp. bank term loan FRN Ser. B3, 3.269s,
2014	123,744	83,080
Freescale Semiconductor, Inc. bank term loan FRN
1.282s, 2014	12,111	6,192
Travelport bank term loan FRN Ser. B, 3.085s, 2013	7,191	4,143
Travelport bank term loan FRN Ser. DD, 3.407s, 2013	10,673	6,111
		111,473

Utilities and power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 4.036s, 2014	17,820	11,719
		11,719

Total senior loans (cost $1,735,609)		$1,099,348

INVESTMENT COMPANIES (0.5%)(a)

			Shares	Value

Eurazeo (France)			1,327	$35,505
iShares MSCI EAFE Index Fund			1,645	61,836
iShares Russell 2000 Value Index Fund			572	22,571
S&P 500 Index Depository Receipts (SPDR Trust Series 1)			5,081	403,635
SPDR KBW Bank Exchange-Traded Fund (ETF)			21,400	296,604

Total investment companies (cost $840,216)				$820,151

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a)

			Principal amount	Value

Brazil (Federal Republic of) notes zero %, 2012		BRL	853	$369,908

Total foreign government bonds and notes (cost $495,479)				$369,908

MUNICIPAL BONDS AND NOTES (--%)(a)

			Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 7.309s, 6/1/34			$45,000	$26,325
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser. A, 7.467s, 6/1/47			100,000	53,990

Total municipal bonds and notes (cost $144,995)				$80,315

WARRANTS (--%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

Baoshan Iron & Steel Co. 144A (China)	12/23/09	$0.00	63,600	$53,424
Vertis Holdings, Inc. (F)	10/18/15	0.01	22	--

Total warrants (cost $46,694)				$53,424

CONVERTIBLE BONDS AND NOTES (--%)(a)

			Principal amount	Value

General Cable Corp. cv. company guaranty 0 7/8s, 2013			$5,000	$3,494
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036			25,000	10,719

Total convertible bonds and notes (cost $16,297)				$14,213

PREFERRED STOCKS (--%)(a)

			Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			43	$8,561

Total preferred stocks (cost $15,483)				$8,561

CONVERTIBLE PREFERRED STOCKS (--%)(a)

			Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			140	$102

Total convertible preferred stocks (cost $131,961)				$102

SHORT-TERM INVESTMENTS (22.8%)(a)
			Principal
			amount/shares	Value

Federated Prime Obligations Fund			25,608,108	$25,608,108
U.S. Treasury Bill for a range of effective yields
from 0.52% to 0.70%, December 17, 2009 (SEG)			$4,569,000	4,546,000
U.S. Treasury Bill for an effective yield of 0.62%,
November 19, 2009 (SEG)			8,757,000	8,721,727
U.S. Treasury Cash Management Bill for an effective
yield of 0.88%, May 15, 2009 (SEG)			1,990,000	1,987,861

Total short-term investments (cost $40,864,438)				$40,863,696

TOTAL INVESTMENTS

Total investments (cost $348,284,669)(b)				$301,578,310

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $39,480,410) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,970,057	$7,635,658	4/15/09	$334,399
Brazilian Real	277,480	265,791	4/15/09	11,689
British Pound	4,871,198	4,820,105	4/15/09	51,093
Canadian Dollar	851,079	829,316	4/15/09	21,763
Chilean Peso	372,056	351,217	4/15/09	20,839
Czech Koruna	99,630	102,545	4/15/09	(2,915)
Danish Krone	304,953	290,103	4/15/09	14,850
Euro	12,690,182	12,153,624	4/15/09	536,558
Hungarian Forint	189,657	184,419	4/15/09	5,238
Japanese Yen	5,189,258	5,245,385	4/15/09	(56,127)
Mexican Peso	250,196	234,495	4/15/09	15,701
New Zealand Dollar	45,169	43,240	4/15/09	1,929
Norwegian Krone	4,213,493	4,264,306	4/15/09	(50,813)
Polish Zloty	268,828	246,899	4/15/09	21,929
Singapore Dollar	559,740	551,616	4/15/09	8,124
South African Rand	440,738	415,756	4/15/09	24,982
South Korean Won	87,520	78,632	4/15/09	8,888
Swedish Krona	1,242,157	1,118,184	4/15/09	123,973
Swiss Franc	557,715	540,462	4/15/09	17,253
Taiwan Dollar	82,933	80,967	4/15/09	1,966
Turkish Lira (New)	30,031	27,690	4/15/09	2,341

Total				$1,113,660

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $45,239,848) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,400,615	$1,290,430	4/15/09	$(110,185)
Brazilian Real	407,953	388,129	4/15/09	(19,824)
British Pound	7,685,380	7,576,652	4/15/09	(108,728)
Canadian Dollar	5,728,274	5,731,295	4/15/09	3,021
Czech Koruna	204,405	194,401	4/15/09	(10,004)
Euro	18,146,172	17,330,295	4/15/09	(815,877)
Hong Kong Dollar	105,867	105,782	4/15/09	(85)
Hungarian Forint	290,533	273,096	4/15/09	(17,437)
Japanese Yen	1,138,839	1,143,694	4/15/09	4,855
Mexican Peso	275,169	251,802	4/15/09	(23,367)
New Zealand Dollar	272,782	235,799	4/15/09	(36,983)
Norwegian Krone	2,106,158	1,990,706	4/15/09	(115,452)
Polish Zloty	174,673	159,260	4/15/09	(15,413)
Singapore Dollar	1,123,556	1,107,338	4/15/09	(16,218)
South African Rand	338,254	307,456	4/15/09	(30,798)
South Korean Won	123,970	111,433	4/15/09	(12,537)
Swedish Krona	3,275,189	3,101,374	4/15/09	(173,815)
Swiss Franc	3,347,697	3,289,829	4/15/09	(57,868)
Taiwan Dollar	546,244	533,342	4/15/09	(12,902)
Turkish Lira (New)	129,150	117,735	4/15/09	(11,415)

Total				$(1,581,032)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	3	$301,643	Jun-09	$4,783
Canadian Government Bond 10 yr (Short)	7	703,833	Jun-09	(11,302)
Dow Jones Euro Stoxx 50 Index (Short)	245	6,484,913	Jun-09	(130,526)
Euro-Bobl 5 yr (Long)	6	928,860	Jun-09	(2,131)
Euro-Bund 10 yr (Long)	29	4,792,409	Jun-09	21,753
Euro-Dollar 90 day (Short)	8	1,978,000	Jun-09	(34,209)
Euro-Dollar 90 day (Short)	27	6,676,088	Sep-09	(130,024)
Euro-Dollar 90 day (Short)	43	10,616,163	Dec-09	(211,767)
Euro-Dollar 90 day (Short)	2	493,500	Mar-10	(11,905)
Euro-Euribor Interest Rate 90 day (Short)	14	4,589,316	Sep-09	(16,168)
Euro-Euribor Interest Rate 90 day (Short)	12	3,927,125	Dec-09	(13,588)
Euro-Euribor Interest Rate 90 day (Long)	14	4,559,102	Sep-10	12,789
Euro-Euribor Interest Rate 90 day (Long)	34	11,042,189	Dec-10	45,646
Hang Seng Index (Short)	7	612,191	Apr-09	10,404
IBEX 35 Index (Long)	8	828,044	Apr-09	23,587
Japanese Government Bond 10 yr (Long)	4	5,577,311	Jun-09	(30,902)
Japanese Government Bond 10 yr Mini (Short)	16	2,228,341	Jun-09	18,526
New Financial Times Stock Exchange 100 Index (Long)	46	2,563,416	Jun-09	67,746
New Financial Times Stock Exchange 100 Index (Short)	38	2,117,605	Jun-09	(55,419)
OMXS 30 Index (Short)	78	611,769	Apr-09	14,233
Russell 2000 MINI (Long)	8	337,040	Jun-09	63,264
Russell 2000 MINI (Short)	60	2,527,800	Jun-09	(430,100)
S&P 500 Index (Long)	1	198,700	Jun-09	(4,929)
S&P 500 Index E-Mini (Long)	400	15,895,000	Jun-09	2,087,591
S&P 500 Index E-Mini (Short)	53	2,106,088	Jun-09	(98,819)
S&P Mid Cap 400 Index E-Mini (Long)	58	2,829,820	Jun-09	416,877
S&P Mid Cap 400 Index E-Mini (Short)	18	878,220	Jun-09	(107,856)
S&P/Toronto Stock Exchange 60 Index (Long)	14	1,168,796	Jun-09	165,492
SGX MSCI Singapore Index (Short)	10	267,807	Apr-09	486
SPI 200 Index (Long)	5	309,930	Jun-09	13,369
SPI 200 Index (Short)	12	743,832	Jun-09	(35,498)
Sterling 90 day (Long)	2	350,460	Sep-10	(426)
Sterling Interest Rate 90 day (Short)	2	353,544	Sep-09	(23)
Tokyo Price Index (Short)	63	4,940,553	Jun-09	(516,245)
U.K. Gilt 10 yr (Long)	8	1,413,859	Jun-09	10,248
U.K. Gilt 10 yr (Short)	15	2,650,986	Jun-09	(82,012)
U.S. Treasury Bond 20 yr (Long)	40	5,188,125	Jun-09	143,515
U.S. Treasury Bond 20 yr (Short)	135	17,509,922	Jun-09	(650,395)
U.S. Treasury Note 2 yr (Short)	256	55,780,000	Jun-09	(261,423)
U.S. Treasury Note 5 yr (Long)	32	3,800,500	Jun-09	51,912
U.S. Treasury Note 5 yr (Short)	50	5,938,281	Jun-09	(86,622)
U.S. Treasury Note 10 yr (Long)	505	62,659,453	Jun-09	1,054,556
U.S. Treasury Note 10 yr (Short)	41	5,087,203	Jun-09	(109,792)

Total				$1,194,696

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $2,603,722) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Citigroup, Inc. (Put)	$48,994	Jun-09/$5.00	$144,532
Market Vectors Gold Miners ETF (Put)	24,423	Apr-09/32.00	9,276
S&P 500 Future Option (Call)	46	Apr-09/875.00	41,975
S&P 500 Future Option (Put)	9	Apr-09/650.00	4,163
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
May 19, 2019.	6,186,000	May-09/4.735	62
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
May 19, 2019.	9,186,000	May-09/4.735	990,379
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	7,801,000	Feb-10/5.215	1,414,242
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	7,801,000	Feb-10/5.215	17,942
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.08	15,987
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.08	929,819
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.22	12,976
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.22	992,563
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	29,136
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	323,202

Total			$4,926,254

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $36,859,492) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, April 1, 2039	$10,000,000	4/13/09	$10,212,500
FNMA, 5s, April 1, 2039	26,000,000	4/13/09	26,820,625

Total			$37,033,125

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,261,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$136,082

	1,000,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(92,065)

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	166,921

	2,672,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	392,829

	20,731,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	594,818

	13,516,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(2,874,122)

	28,048,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	663,790

	2,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	209,875

	494,000		1,542	10/1/18	3 month USD-LIBOR-BBA	4.30%	71,533

	2,845,000		(11,988)	10/8/38	3 month USD-LIBOR-BBA	4.30%	607,141

	5,377,000		2,030	10/20/18	3 month USD-LIBOR-BBA	4.60%	904,392

	14,559,000		(13,235)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(561,576)

	4,768,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(538,522)

	2,857,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	98,877

	1,375,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(369,461)

Barclays Bank PLC
	36,755,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	627,210

	5,954,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(5,297)

	30,613,000		--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(563,531)

Citibank, N.A.
	4,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(689,374)

MXN	7,010,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	39,140

MXN	2,105,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	11,240

AUD	800,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(6,870)

	$18,139,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,092,729

	20,724,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(4,765,661)

	13,650,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	334,797

	1,851,000		--	3/25/19	2.95%	3 month USD-LIBOR-BBA	(12,668)

	6,946,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	39,793

Credit Suisse International
	5,610,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	137,137

	5,149,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	156,844

	18,283,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	612,158

	7,950,000		7,558	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,144,921)

	1,952,000		--	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(202,339)

	5,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	44,027

	6,866,000		--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(1,953,831)

	11,480,000		122,703	12/10/38	3 month USD-LIBOR-BBA	2.69%	(1,040,975)

	1,000,000		--	12/11/18	2.9275%	3 month USD-LIBOR-BBA	(14,500)

	3,040,000		--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(134,283)

	196,248,000		--	1/30/11	1.4725%	3 month USD-LIBOR-BBA	(516,183)

	19,096,000		--	1/30/29	3 month USD-LIBOR-BBA	3.225%	75,900

	6,792,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(102,730)

	2,209,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	49,054

Deutsche Bank AG
	1,932,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(554,424)

	3,239,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(540,181)

	48,984,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,460,850

	195,000		--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(17,432)

	4,345,000		(3,721)	11/21/10	3 month USD-LIBOR-BBA	2.25%	92,910

	40,857,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	1,839,188

	6,539,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	267,790

	16,852,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(453,725)

	13,783,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	322,627

	7,349,000		--	12/11/18	3 month USD-LIBOR-BBA	2.94%	114,701

	793,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	2,824

	1,871,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(90,535)

	11,468,000		--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(384,530)

	14,041,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	104,576

	1,281,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(7,227)

	5,838,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(29,145)

	3,300,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	612

	10,600,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(121,073)

	2,724,000		--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(71,697)

	2,869,000		--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(121,171)

	2,167,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(6,564)

	4,821,000		--	2/3/19	3.01%	3 month USD-LIBOR-BBA	(75,083)

	6,973,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	127,576

	19,540,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(269,084)

	14,139,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(265,627)

	5,094,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	170,804

	4,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(77,917)

	4,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(69,035)

	3,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(55,256)

	5,990,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(119,588)

	1,907,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	76,882

	3,389,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	(46,238)

	160,000,000		--	3/16/11	3 month USD-LIBOR-BBA	1.6725%	904,033

	76,000,000		--	3/16/16	2.85%	3 month USD-LIBOR-BBA	(1,437,983)

	20,000,000		--	3/16/29	3 month USD-LIBOR-BBA	3.29%	212,883

	30,024,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	25,754

	8,600,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	11,743

	1,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	(4,095)

	16,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(107,634)

	8,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	79,907

Goldman Sachs International
	7,947,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,035,598

	1,094,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	26,347

	1,385,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(208,050)

	707,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(110,273)

	2,088,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(578,041)

	2,929,000		1,380	10/24/10	3 month USD-LIBOR-BBA	2.60%	88,505

	16,714,000		(103,457)	11/18/18	3 month USD-LIBOR-BBA	4.10%	1,914,824

	18,243,000		(66,472)	11/18/13	3 month USD-LIBOR-BBA	3.45%	1,195,809

	16,937,000		(4,659)	11/18/10	3 month USD-LIBOR-BBA	2.35%	404,856

	1,800,000		--	1/23/19	2.61125%	3 month USD-LIBOR-BBA	33,989

EUR	3,730,000		--	2/3/11	6 month EUR-EURIBOR-REUTERS	2.23%	35,323

AUD	3,100,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(5,159)

JPMorgan Chase Bank, N.A.
	$17,750,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(2,231,865)

	3,558,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(481,751)

	3,491,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	472,987

	860,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(286,615)

	6,694,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(2,265,911)

	19,113,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	242,653

	34,240,000		--	3/22/10	3 month USD-LIBOR-BBA	2.23%	348,593

	16,987,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	756,894

	26,144,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	294,378

	13,216,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	149,866

	4,245,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	321,502

	6,134,000		--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(960,054)

	7,101,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	227,366

	4,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(441,887)

	2,288,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	80,046

	18,151,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	617,596

AUD	4,020,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	117,247

	$4,900,000		--	9/22/38	3 month USD-LIBOR-BBA	4.48%	1,152,523

	3,670,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,023,341)

	10,500,000		--	10/9/13	3.5576%	3 month USD-LIBOR-BBA	(800,354)

	14,719,000		44,388	11/4/18	4.45%	3 month USD-LIBOR-BBA	(2,208,580)

	5,127,000		24,346	11/4/13	3.85%	3 month USD-LIBOR-BBA	(433,163)

	4,551,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	848,823

	11,500,000		--	11/10/18	4.12%	3 month USD-LIBOR-BBA	(1,416,256)

	6,158,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(1,220,931)

PLN	1,930,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(6,655)

	$1,240,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	4,858

AUD	2,480,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(6,625)

	$620,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	11,125

AUD	1,620,000		--	2/24/19	4.825%	6 month AUD-BBR-BBSW	10,538

	$11,816,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	73,618

EUR	3,090,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	16,555

GBP	2,130,000	--	3/4/12	6 month GBP-LIBOR-BBA	2.535%	4,635

	$1,907,000	--	3/6/39	3.48%	3 month USD-LIBOR-BBA	(85,118)

AUD	1,215,000	--	3/6/19	4.93%	6 month AUD-BBR-BBSW	1,928

CAD	1,320,000	--	3/16/11	0.98%	3 month CAD-BA-CDOR	(2,724)

CAD	290,000	--	3/16/19	3 month CAD-BA-CDOR	2.7%	4,433

CAD	1,360,000	--	3/17/13	1.56%	3 month CAD-BA-CDOR	(6,633)

	$1,380,000	--	3/19/13	3 month USD-LIBOR-BBA	2.28%	16,271

	440,000	--	3/19/24	3.37%	3 month USD-LIBOR-BBA	(11,173)

CAD	430,000	--	3/17/24	3 month CAD-BA-CDOR	3.46%	7,578

	$8,000,000	--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	(238,810)

	19,000,000	--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	30,450

EUR	5,730,000	--	3/30/11	6 month EUR-EURIBOR-REUTERS	1.972%	24,358

	$200,000	--	4/1/24	3 month USD-LIBOR-BBA	3.17%	94

UBS AG
	126,340,000	--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(4,110,018)

	21,162,000	--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	2,821,638

	13,449,000	447,067	11/10/28	4.45%	3 month USD-LIBOR-BBA	(2,203,531)

	21,619,000	(549,202)	11/10/18	3 month USD-LIBOR-BBA	4.45%	2,749,754

	15,677,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	285,305

Total						$(12,546,861)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	1,824,000	(F)	$--	3/27/14	1.785%	Eurostat	$1,519
						Eurozone HICP
						excluding tobacco

Goldman Sachs International
EUR	3,040,000		--	4/30/13	2.375%	French Consumer	133,356
						Price Index
						excluding tobacco

EUR	3,040,000		--	4/30/13	(2.41%)	Eurostat	(158,630)
						Eurozone HICP
						excluding tobacco

EUR	3,040,000		--	5/6/13	2.34%	French Consumer	127,583
						Price Index
						excluding tobacco

EUR	3,040,000		--	5/6/13	(2.385%)	Eurostat	(154,997)
						Eurozone HICP
						excluding tobacco

	$142,822	(F)	(3,032,111)	8/28/09	(3 month USD-	iShares MSCI	510,321
					LIBOR-BBA minus	Emerging Markets
					85 bp)	Index

JPMorgan Chase Bank, N.A.
	147,141		(3,248,873)	8/19/09	(3 month USD-	iShares MSCI	401,690
					LIBOR-BBA minus	Emerging Markets
					125 bp)	Index

Total							$860,842

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--		$105,000		9/20/09	635 bp	$(23,439)

DJ ABX CMBX BBB Index	-	208		302,000	(F)	10/12/52	(134 bp)	262,797

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	B2	--		20,000		12/20/12	95 bp	(9,829)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	-	--		95,000		3/20/12	(95 bp)	(669)

MetLife Inc., 5%,
6/15/15	-	--		135,000		12/20/13	(384 bp)	20,736

Nalco Co., 7.75%,
11/15/11	B1	--		10,000		9/20/12	350 bp	(774)

Visteon Corp., 7%,
3/10/14	-	(25,234)		95,000		9/20/13	(500 bp)	59,228

Citibank, N.A.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	15,000		250,000		9/20/09	500 bp	(9,151)

Conagra Foods Inc., 7%,
10/1/28	-	--		160,000		9/20/10	(27 bp)	354

DJ ABX HE AAA Series 6
Version 1 Index	AAA	--		--		7/25/45	18 bp	--

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	35,814		181,100		5/25/46	11 bp	(46,583)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	20,174		118,146		5/25/46	11 bp	(33,579)

FirstEnergy Corp.,
7 3/8%, 11/15/31	-	--		430,000		12/20/11	(85 bp)	3,598

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	190,000		3/20/13	815 bp	(84,583)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	-	--		$60,000		9/20/14	(105 bp)	(587)

Rexam PLC, 4 3/8%,
3/15/13	-	--		125,000		6/20/13	(145 bp)	11,575

Sara Lee Corp., 6 1/8%,
11/1/32	-	--		50,000		9/20/11	(43 bp)	194

Yum! Brands, Inc.,
8 7/8%, 4/15/11	-	--		50,000		3/20/13	(65 bp)	980

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	24,420		44,000		1/25/38	76 bp	(8,794)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	61,303		301,833		5/25/46	11 bp	(76,024)

DJ CMB NA CMBX AJ Index	-	(120,890)		376,000	(F)	2/17/51	(96 bp)	151,691

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	644,216		1,559,500		2/17/51	35 bp	115,302

KB Home, 5 3/4%, 2/1/14	-	--		235,000		9/20/11	(425 bp)	2,635

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	-	--		70,000		12/20/13	(210 bp)	5,201

Deutsche Bank AG
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	3,575		55,000		9/20/09	500 bp	(1,738)

DJ ABX CMBX AAA Index	AAA	9,043		150,000		(F) 2/17/51	35 bp	(42,453)

DJ ABX HE A Series 7
Version 2 Index	CCC	178,360		194,361		1/25/38	369 bp	(10,517)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	11,937		110,574		7/25/45	18 bp	(27,866)

DJ CDX NA IG Series 12
Version 1 Index	-	(335,844)		8,704,000		6/20/14	(100 bp)	38,680

DJ iTraxx Europe Series
8 Version 1	-	(22,062)	EUR	230,000		12/20/12	(375 bp)	54,659

DJ iTraxx Europe Series
9 Version 1	-	44,402	EUR	650,000		6/20/13	(650 bp)	191,869

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	45,000		6/20/09	400 bp	(3,206)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	160,000		6/20/09	400 bp	(11,398)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		$620,000	(F)	2/19/10	115 bp	4,831

Nalco Co., 7.75%,
11/15/11	B1	--		10,000		12/20/12	363 bp	(792)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		135,000		12/20/13	112 bp	(6,066)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	WR	--	EUR	85,000		6/20/09	135 bp	(1,572)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	90,000	9/20/13	715 bp	(11,485)

Universal Corp., 5.2%,
10/15/13	-	--		$115,000	3/20/15	(95 bp)	(40)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	125,000	9/20/13	477 bp	(8,764)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	125,000	9/20/13	535 bp	(5,417)

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	B1	--		$65,000	9/20/13	495 bp	2,750

CVS Caremark Corp.,
4 7/8%, 9/15/14	-	--		85,000	9/20/13	(59 bp)	1,254

CVS Caremark Corp.,
4 7/8%, 9/15/14	-	--		105,000	9/20/11	(50 bp)	1,007

DJ ABX HE A Index	CCC	65,670		97,181	1/25/38	369 bp	(28,768)

DJ ABX HE AAA Index	BB+	23,032		98,000	1/25/38	76 bp	(50,943)

DJ CDX NA CMBX AAA Index	AAA	4,023		110,000	(F) 3/15/49	7 bp	(27,047)

DJ CDX NA IG Series 12
Version 1 Index	-	(1,016,315)		23,126,000	6/20/14	(100 bp)	--

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	110,000	3/20/13	680 bp	(53,438)

Macy's Retail Holdings,
Inc., 7.45%, 7/15/17	-	--		$665,000	6/20/11	(254.9 bp)	60,289

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	80,000	9/20/13	720 bp	(15,283)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$90,000	12/20/13	118.1 bp	(4,729)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	110,000	3/20/13	795 bp	(46,685)

Computer Science Corp.,
5%, 2/15/13	-	--		$435,000	3/20/18	(82 bp)	(4,195)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	39,409		194,035	5/25/46	11 bp	(48,873)

DJ CMBX NA AAA Series 4
Version 1 Index	-	(732,184)		1,875,000	2/17/51	(35 bp)	(81,502)

DJ iTraxx Europe
Crossover Series 8
Version 1	-	(41,956)	EUR	314,000	12/20/12	(375 bp)	62,772

Domtar Corp., 7 1/8%,
8/15/15	-	--		$20,000	12/20/11	(500 bp)	1,474

GATX Corp., 8.875%,
6/1/09	-	--		25,000	3/20/16	(100 bp)	4,867

General Growth
Properties, conv. bond
3.98%, 4/15/27	Ba2	--		165,000	6/20/12	750 bp	(106,965)

General Growth
Properties, conv. bond
3.98%, 4/15/27	Ba3	--		25,000	6/20/12	750 bp	(16,207)

General Growth
Properties, conv. bond
3.98%, 4/15/27	Baa3	--		25,000	9/20/13	775 bp	(16,864)

Glencore Funding LLC,
6%, 4/15/14	-	--		480,000	6/20/14	(148 bp)	164,254

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		60,000	6/20/13	595 bp	(31,804)

TDC AS, 6 1/2%, 4/19/12	-	--	EUR	135,000	9/20/13	(200 bp)	(1,394)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		$145,000	12/20/13	113 bp	(6,454)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	-	--		25,000	9/20/12	(128 bp)	303

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	-	(46,316)		1,140,000	6/20/14	(100 bp)	2,674

DJ CMB NA CMBX AAA Index	-	(66,856)		741,500	(F) 2/17/51	(35 bp)	187,708

Nalco Co., 7.75%,
11/15/11	B1	--		10,000	9/20/12	330 bp	(834)

Nalco Co., 7.75%,
11/15/11	B1	--		15,000	3/20/13	460 bp	(789)

Universal Corp., 5.2%,
10/15/13	-	--		345,000	3/20/13	(89 bp)	(171)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	-	--		30,000	9/20/13	(760 bp)	5,515

Total							$450,926

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2009.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PLN	Polish Zloty
USD / $	United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $179,491,456.

(b) The aggregate identified cost on a tax basis is $352,031,399, resulting in gross unrealized appreciation and depreciation of $11,240,764 and $61,693,853, respectively, or net unrealized depreciation of $50,453,089.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian or broker to cover collateral on certain swap contracts and margin requirements for futures contracts at March 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $154,957,394 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2009 (as a percentage of Portfolio Value):

United States	89.7%
United Kingdom	2.3%
Japan	1.8%
France	0.9%
Switzerland	0.5%
Italy	0.5%
Canada	0.5%
Other	3.8%

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. [cont.] The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$92,473,233	$1,194,696

Level 2	208,518,060	(14,198,630)

Level 3	587,017	--

Total	$301,578,310	$(13,003,934)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$601,567	$--
Accrued discounts/premiums	3,611	--
Realized gain/(loss)	(290,274)	--
Change in net unrealized appreciation/(depreciation)	175,718	--
Net purchases/sales	(24,457)	--
Net transfers in and/or out of Level 3	120,852	--

Balance as of March 31, 2009	$587,017	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161") - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$37,188,419	$48,205,704

Foreign exchange contracts	1,473,007	1,940,378

Credit contracts	1,419,197	968,271

Equity contracts	3,790,415	1,398,567

Total	$43,871,038	$52,512,920

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Aerospace and defense (2.9%)
L-3 Communications Holdings, Inc.	65,100	$4,413,780
Lockheed Martin Corp.	17,000	1,173,510
		5,587,290

Airlines (0.3%)
Singapore Airlines, Ltd. (Singapore)	80,000	526,545
		526,545

Automotive (0.2%)
Daimler AG (Germany)	17,914	455,193
		455,193

Banking (5.3%)
Alpha Bank AE (Greece)	70,885	473,871
Banco Santander Central Hispano SA (Spain)	247,171	1,698,825
Bank of America Corp.	135,800	926,156
Bank of China Ltd. (China)	6,662,000	2,209,904
DBS Group Holdings, Ltd. (Singapore)	391,000	2,193,088
Hudson City Bancorp, Inc.	223,900	2,617,391
		10,119,235

Basic materials (0.5%)
Antofagasta PLC (United Kingdom)	136,439	984,451
		984,451

Beverage (0.3%)
PepsiCo, Inc.	11,700	602,316
		602,316

Biotechnology (1.1%)
Amgen, Inc. (NON)	40,900	2,025,368
		2,025,368

Chemicals (0.8%)
Terra Industries, Inc.	54,700	1,536,523
		1,536,523

Commercial and consumer services (1.0%)
Alliance Data Systems Corp. (NON)	28,000	1,034,600
Swire Pacific, Ltd. (Hong Kong)	117,500	784,072
		1,818,672

Communications equipment (0.9%)
Nokia OYJ (Finland)	151,854	1,777,121
		1,777,121

Conglomerates (1.0%)
Mitsubishi Corp. (Japan)	80,100	1,064,739
Vivendi SA (France)	35,336	933,319
		1,998,058

Consumer goods (2.6%)
Colgate-Palmolive Co.	36,300	2,140,974
Reckitt Benckiser PLC (United Kingdom)	75,300	2,833,028
		4,974,002

Electric utilities (3.6%)
CenterPoint Energy, Inc.	217,800	2,271,654
E.On AG (Germany)	85,884	2,389,708
RWE AG (Germany)	32,195	2,262,632
		6,923,994

Energy (oil field) (0.4%)
ENSCO International, Inc.	26,500	699,600
		699,600

Entertainment (0.2%)
Panasonic Corp.	42,600	467,693
		467,693

Food (2.6%)
Archer Daniels Midland Co.	65,100	1,808,478
Bunge, Ltd.	50,200	2,843,830
Chaoda Modern Agriculture (Holdings), Ltd. (China)	619,840	370,049

		5,022,357

Forest products and packaging (0.3%)
Sino-Forest Corp. (Canada) (NON)	68,943	480,921
		480,921

Gaming and lottery (2.1%)
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	148,416	3,920,540
		3,920,540

Health-care services (5.2%)
CIGNA Corp.	140,100	2,464,359
Express Scripts, Inc. (NON)	71,600	3,305,772
Mediceo Paltac Holdings Co., Ltd. (Japan)	121,700	1,297,533
Quest Diagnostics, Inc.	25,453	1,208,508
Suzuken Co., Ltd. (Japan)	65,300	1,701,828
		9,978,000

Insurance (4.6%)
AXA SA (France)	117,000	1,420,106
Swiss Life Holding AG (Switzerland) (NON)	35,743	2,482,057
UnumProvident Corp.	48,100	601,250
Zurich Financial Services AG (Switzerland)	27,296	4,304,475
		8,807,888

Investment banking/Brokerage (2.3%)
Man Group PLC (United Kingdom)	1,040,332	3,264,526
State Street Corp.	37,700	1,160,406
		4,424,932

Machinery (0.3%)
AGCO Corp. (NON)	26,100	511,560
		511,560

Metals (3.5%)
Grupo Mexico SAB de CV SA Ser. B (Mexico)	3,075,599	2,242,774
Salzgitter AG (Germany)	18,161	1,017,626
Teck Cominco, Ltd. Class B (Canada)	100,700	563,396
Usinas Siderurgicas de Minas Gerais SA (Usiminas)
Class A (Preference) (Brazil)	133,200	1,701,776
Vallourec SA (France)	11,820	1,095,372
		6,620,944

Natural gas utilities (0.3%)
UGI Corp.	23,900	564,279
		564,279

Office equipment and supplies (2.7%)
Canon, Inc. (Japan)	175,200	5,105,629
		5,105,629

Oil and gas (14.5%)
Addax Petroleum Corp. (Canada)	111,117	2,407,344
Caltex Australia, Ltd. (Australia)	304,215	1,889,630
Exxon Mobil Corp.	101,500	6,912,150
Inpex Holdings, Inc. (Japan)	327	2,249,099
OMV AG (Austria)	78,300	2,602,121
Royal Dutch Shell PLC Class A (United Kingdom)	275,544	6,195,533
StatoilHydro ASA (Norway)	258,400	4,520,264
Valero Energy Corp.	52,200	934,380
		27,710,521

Pharmaceuticals (11.0%)
Astellas Pharma, Inc. (Japan)	51,800	1,593,830
AstraZeneca PLC (United Kingdom)	57,274	2,030,913
Biovail Corp. (Canada)	150,100	1,633,101
Eli Lilly & Co.	119,800	4,002,518
Johnson & Johnson	53,800	2,829,880
Pfizer, Inc.	388,700	5,294,094
Roche Holding AG (Switzerland)	22,918	3,144,305
Wyeth	12,100	520,784
		21,049,425

Real estate (0.4%)
Hongkong Land Holdings, Ltd. (Hong Kong)	348,000	794,304
		794,304

Regional Bells (3.6%)
Verizon Communications, Inc.	228,700	6,906,738
		6,906,738

Retail (3.6%)
Alimentation Couche Tard, Inc. Class B (Canada)	15,051	157,904

Hennes & Mauritz AB (H&M) Class B (Sweden)	95,250	3,574,773
OfficeMax, Inc.	158,900	495,768
RadioShack Corp.	312,352	2,676,857
		6,905,302

Schools (2.1%)
Apollo Group, Inc. Class A (NON)	50,100	3,924,333
		3,924,333

Shipping (0.7%)
D/S Norden (Denmark)	47,650	1,333,806
		1,333,806

Software (5.1%)
Adobe Systems, Inc. (NON)	107,330	2,295,789
Microsoft Corp.	358,800	6,591,156
Oracle Corp. (NON)	51,300	926,991
		9,813,936

Technology services (0.9%)
Sohu.com, Inc. (China) (NON)	42,000	1,735,020
		1,735,020

Telecommunications (2.0%)
CenturyTel, Inc.	23,300	655,196
Embarq Corp.	83,067	3,144,086
		3,799,282

Telephone (2.3%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	113,500	4,306,744
		4,306,744

Tobacco (5.9%)
Altria Group, Inc.	112,200	1,797,444
Lorillard, Inc.	75,220	4,644,083
Philip Morris International, Inc.	138,000	4,910,040
		11,351,567

Water Utilities (0.7%)
United Utilities Group PLC (United Kingdom)	201,077	1,392,654
		1,392,654

Total common stocks (cost $259,744,773)		$186,956,743

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	14,737	$553,964
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	7,165	569,188

Total investment companies (cost $1,035,179)		$1,123,152

SHORT-TERM INVESTMENTS (2.1%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	3,850,369	$3,850,369
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.48% to 0.88%, May 15, 2009	$75,000	74,929

Total short-term investments (cost $3,925,298)		$3,925,298

TOTAL INVESTMENTS

Total investments (cost $264,705,250) (b)		$192,005,193

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $50,056,023) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,685,469	$11,686,888	4/15/09	$998,581
British Pound	5,856,224	5,757,766	4/15/09	98,458
Canadian Dollar	3,437,409	3,359,746	4/15/09	77,663
Euro	15,125,108	14,407,133	4/15/09	717,975
Japanese Yen	5,278,735	5,310,191	4/15/09	(31,456)
Norwegian Krone	3,689,319	3,486,589	4/15/09	202,730
Swedish Krona	1,607,197	1,424,428	4/15/09	182,769
Swiss Franc	4,771,974	4,623,282	4/15/09	148,692

Total				$2,395,412

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $41,935,084) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,897,429	$8,197,017	4/15/09	$(700,412)
British Pound	4,551,749	4,475,759	4/15/09	(75,990)
Canadian Dollar	240,308	235,164	4/15/09	(5,144)
Danish Krone	795,752	757,001	4/15/09	(38,751)
Euro	6,582,382	6,250,700	4/15/09	(331,682)
Hong Kong Dollar	1,101,335	1,100,989	4/15/09	(346)
Japanese Yen	1,509,818	1,517,438	4/15/09	7,620
Norwegian Krone	7,780,766	7,352,581	4/15/09	(428,185)
Singapore Dollar	1,596,778	1,570,784	4/15/09	(25,994)
Swedish Krona	3,393,265	3,008,622	4/15/09	(384,643)
Swiss Franc	7,710,891	7,469,029	4/15/09	(241,862)

Total				$(2,225,389)

NOTES

(a) Percentages indicated are based on net assets of $191,116,176.

(b) The aggregate identified cost on a tax basis is $267,011,133, resulting in gross unrealized appreciation and depreciation of $3,169,118 and $78,175,058, respectively, or net unrealized depreciation of $75,005,940.

(NON) Non-income-producing security.

At March 31, 2009, liquid assets totaling $170,023 have been designated as collateral for open forward contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2009 (as a percentage of Portfolio Value):

United States	51.3%
Japan	9.3
United Kingdom	8.7
Switzerland	5.2
Germany	3.2
Canada	2.7
Norway	2.3
Greece	2.3
China	2.2
Sweden	1.9
France	1.8
Singapore	1.4
Austria	1.3
Mexico	1.2
Australia	1.0
Finland	0.9
Brazil	0.9
Spain	0.9
Hong Kong	0.8
Denmark	0.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of March 31, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At March 31, 2009, the fund had net unrealized gains of $1,125,011 and net unrealized losses of $954,988 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$109,268,358	$--

Level 2	82,736,835	170,023

Level 3	--	--

Total	$192,005,193	$170,023

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$565,308	$--

Accrued discounts/premiums	--	--

Realized gain/(loss)	(479,125)	--
Change in net unrealized appreciation/(depreciation)	697,976	--

Net purchases/sales	(784,158)	--

Net transfers in and/or out of Level 3	--	--

Balance as of March 31, 2009	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market value	Market value

Interest rate contracts	$--	$--

Foreign exchange contracts	2,434,488	2,264,465

Credit contracts	--	--

Equity contracts	--	--

Total	$2,434,488	$2,264,465

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Health Care Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (86.3%)(a)
	Shares	Value

Biotechnology (13.6%)
Amgen, Inc. (NON)	156,500	$7,749,880
Amylin Pharmaceuticals, Inc. (NON)	31,200	366,600
Arqule, Inc. (NON)	57,600	238,464
BioMarin Pharmaceuticals, Inc. (NON)	37,000	456,950
Celgene Corp. (NON)	1,000	62,382
Basilea Pharmaceutical AG 144A (Switzerland) (NON)	5,000	311,909
Celgene Corp. (NON)	8,283	367,765
Genzyme Corp. (NON)	91,000	5,404,490
Idenix Pharmaceuticals, Inc. (NON)	73,700	226,996
Life Technologies Corp. (NON)	40,900	1,328,432
		16,513,868

Health-care services (15.4%)
AMERIGROUP Corp. (NON)	32,700	900,558
AmerisourceBergen Corp.	69,900	2,282,934
Cardinal Health, Inc.	70,000	2,203,600
Centene Corp. (NON)	41,049	739,703
CIGNA Corp.	78,100	1,373,779
Coventry Health Care, Inc. (NON)	46,950	607,533
LifePoint Hospitals, Inc. (NON)	60,700	1,266,202
McKesson Corp.	61,200	2,144,448
Omnicare, Inc.	54,900	1,344,501
Quest Diagnostics, Inc.	44,100	2,093,868
Suzuken Co., Ltd. (Japan)	12,200	317,953
UnitedHealth Group, Inc.	29,400	615,342
Universal Health Services, Inc. Class B	16,900	647,946
WellPoint, Inc. (NON)	57,800	2,194,666
		18,733,033

Medical technology (25.0%)
Baxter International, Inc.	66,900	3,426,618
Becton, Dickinson and Co.	47,500	3,193,900
Boston Scientific Corp. (NON)	557,600	4,432,920
Covidien, Ltd. (Bermuda)	69,500	2,310,180
Edwards Lifesciences Corp. (NON)	10,365	628,430
Hologic, Inc. (NON)	67,100	878,339
Hospira, Inc. (NON)	140,800	4,345,088
Medtronic, Inc.	187,700	5,531,519
Patterson Cos., Inc. (NON)	45,500	858,130
Sirona Dental Systems, Inc. (NON)	20,200	289,264
St. Jude Medical, Inc. (NON)	76,200	2,768,346
Stryker Corp.	7,900	268,916
Synthes, Inc.	7	778
West Pharmaceutical Services, Inc.	21,400	702,134
Zimmer Holdings, Inc. (NON)	24,700	901,550
		30,536,112

Pharmaceuticals (31.2%)
Abbott Laboratories	104,200	4,970,340
Astellas Pharma, Inc. (Japan)	17,400	535,379
Cephalon, Inc. (NON)	26,000	1,770,600
Jazz Pharmaceuticals, Inc. (NON)	38,300	34,087
Johnson & Johnson	90,300	4,749,780
Merck & Co., Inc.	19,400	518,950
Novartis AG (Switzerland)	99,035	3,735,332
Ono Pharmaceutical Co., Ltd. (Japan)	13,900	608,495
Pfizer, Inc.	430,800	5,867,496
Roche Holding AG (Switzerland)	42,413	5,818,982
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	94,406	4,252,990
Wyeth	119,000	5,121,760
		37,984,191

Retail (1.1%)
CVS Caremark Corp.	49,200	1,352,508
		1,352,508

Total common stocks (cost $118,811,200)		$105,119,712

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)
	Shares	Value

Mylan, Inc. 6.50% cv. pfd.	2,217	$1,915,410

Total convertible preferred stocks (cost $1,291,009)		$1,915,410

SHORT-TERM INVESTMENTS (12.0%)(a)
	Shares	Value

Federated Prime Obligations Fund	14,603,680	$14,603,680

Total short-term investments (cost $14,603,680)		$14,603,680

TOTAL INVESTMENTS

Total investments (cost $134,705,889)(b)	$121,638,802

NOTES

(a) Percentages indicated are based on net assets of $121,853,179.

(b) The aggregate identified cost on a tax basis is $138,956,893, resulting in gross unrealized appreciation and depreciation of $9,537,081 and $26,855,172, respectively, or net unrealized depreciation of $17,318,091.

(NON) Non-income-producing security.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$108,332,182	$--

Level 2	13,306,620	--

Level 3	--	--

Total	$121,638,802	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Utilities Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Electric utilities (78.6%)
Allegheny Energy, Inc.	37,800	$875,826
Alliant Energy Corp.	53,858	1,329,754
American Electric Power Co., Inc.	57,800	1,460,028
Chubu Electric Power, Inc. (Japan)	69,200	1,521,138
CLP Holdings, Ltd. (Hong Kong)	109,000	748,998
CMS Energy Corp.	436,667	5,170,137
Dominion Resources, Inc.	62,146	1,925,905
Duke Energy Corp.	263,326	3,770,828
E.On AG (Germany)	469,183	13,054,939
Edison International	164,015	4,725,272
Electricite de France (France)	126,499	4,966,067
Entergy Corp.	89,414	6,088,199
Exelon Corp.	197,015	8,942,511
FirstEnergy Corp.	113,735	4,390,171
FPL Group, Inc.	76,193	3,865,271
Great Plains Energy, Inc.	102,900	1,386,063
Hong Kong Electric Holdings, Ltd. (Hong Kong)	278,500	1,653,081
Iberdrola SA (Spain)	684,355	4,803,686
ITC Holdings Corp.	43,000	1,875,660
Kyushu Electric Power Co., Inc. (Japan)	193,300	4,322,708
National Grid PLC (United Kingdom)	419,758	3,226,214
Northeast Utilities	60,504	1,306,281
NV Energy, Inc.	466,058	4,376,285
PG&E Corp.	226,279	8,648,383
PNM Resources, Inc.	36,346	300,218
Public Power Corp. SA (Greece)	187,084	3,399,402
Public Service Enterprise Group, Inc.	80,796	2,381,058
Red Electrica Corp. SA (Spain)	24,584	959,317
RWE AG (Germany)	105,309	7,401,010
Scottish and Southern Energy PLC (United Kingdom)	224,194	3,559,486
Terna SPA (Italy)	210,205	654,579
Tohoku Electric Power Co., Inc. (Japan)	77,400	1,698,359
Tokyo Electric Power Co. (Japan)	327,600	8,169,946
Wisconsin Energy Corp.	48,604	2,001,027
		124,957,807

Natural gas utilities (17.0%)
Centrica PLC (United Kingdom)	1,854,448	6,062,091
Gaz de France SA (France)	262,310	9,015,408
Osaka Gas Co., Ltd. (Japan)	889,000	2,770,321
Sempra Energy	78,537	3,631,551
Toho Gas Co., Ltd. (Japan)	100,000	457,296
Tokyo Gas Co., Ltd. (Japan)	1,452,000	5,066,228
		27,002,895

Power producers (4.0%)
AES Corp. (The) (NON)	464,207	2,697,043
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	483,000	1,932,203
NRG Energy, Inc. (NON)	99,043	1,743,157
		6,372,403

Total common stocks (cost $162,792,876)		$158,333,105

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value

Federated Prime Obligations Fund	676,419	$676,419

Total short-term investments (cost $676,419)		$676,419

TOTAL INVESTMENTS

Total investments (cost $163,469,295) (b)		$159,009,524

NOTES

(a) Percentages indicated are based on net assets of $158,959,869.

(b) The aggregate identified cost on a tax basis is $163,751,837, resulting in gross unrealized appreciation and depreciation of $27,738,929 and $32,481,242, respectively, or net unrealized depreciation of $4,742,313.

(NON) Non-income-producing security.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2009 (as a percentage of Portfolio Value):

United States	46.3%
Japan	15.1
Germany	12.9
France	8.8
United Kingdom	8.1
Spain	3.6
Hong Kong	2.7
Greece	2.1
Italy	0.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$73,567,047	$--

Level 2	85,442,477	--

Level 3	--	--

Total	$159,009,524	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (98.1%)(a)
	Shares	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc.	65,200	$1,525,680
		1,525,680

Aerospace and defense (2.7%)
Boeing Co. (The)	159,000	5,657,220
L-3 Communications Holdings, Inc.	52,400	3,552,720
Lockheed Martin Corp.	96,900	6,689,007
Northrop Grumman Corp.	172,000	7,506,080
United Technologies Corp.	154,800	6,653,304
		30,058,331

Banking (6.8%)
Bank of America Corp.	2,608,452	17,789,643
Bank of New York Mellon Corp. (The)	371,000	10,480,750
BB&T Corp.	107,000	1,810,440
Citigroup, Inc. (S)	928,599	2,349,355
JPMorgan Chase & Co.	1,055,458	28,054,074
PNC Financial Services Group	189,300	5,544,597
U.S. Bancorp	287,900	4,206,219
Wells Fargo & Co.	522,400	7,438,976
		77,674,054

Beverage (0.5%)
Coca-Cola Co. (The)	71,000	3,120,450
Molson Coors Brewing Co. Class B	62,500	2,142,500
		5,262,950

Biotechnology (1.8%)
Amgen, Inc. (NON)	357,000	17,678,640
Genzyme Corp. (NON)	38,900	2,310,271
		19,988,911

Broadcasting (0.6%)
Liberty Media Corp. Class A (NON)	315,100	6,286,245
		6,286,245

Building materials (0.1%)
Masco Corp.	206,200	1,439,276
		1,439,276

Cable television (0.9%)
Comcast Corp. Class A	219,000	2,987,160
DISH Network Corp. Class A (NON)	473,800	5,263,918
Time Warner Cable, Inc.	80,348	1,992,630
		10,243,708

Chemicals (1.6%)
Celanese Corp. Ser. A	287,000	3,837,190
Dow Chemical Co. (The)	142,000	1,197,060
E.I. du Pont de Nemours & Co.	575,000	12,839,750
		17,874,000

Commercial and consumer services (0.5%)
Alliance Data Systems Corp. (NON)	141,200	5,217,340
		5,217,340

Communications equipment (0.9%)
Cisco Systems, Inc. (NON)	383,200	6,426,264
Nokia OYJ ADR (Finland)	92,000	1,073,640
Qualcomm, Inc.	70,000	2,723,700
		10,223,604

Computers (3.2%)
Apple, Inc. (NON)	83,000	8,724,960
EMC Corp. (NON)	600,000	6,840,000
Hewlett-Packard Co.	303,710	9,736,943
IBM Corp.	109,100	10,570,699
		35,872,602

Conglomerates (3.2%)
3M Co.	63,315	3,148,022

General Electric Co.	2,320,770	23,462,985
Honeywell International, Inc.	255,000	7,104,300
Tyco International, Ltd.	133,775	2,616,639
		36,331,946

Construction (0.2%)
Chicago Bridge & Iron Co., NV (Netherlands)	148,300	929,841
Eagle Materials, Inc.	63,200	1,532,600
		2,462,441

Consumer finance (0.8%)
American Express Co.	244,300	3,329,809
Capital One Financial Corp.	432,000	5,287,680
		8,617,489

Consumer goods (4.3%)
Avon Products, Inc.	124,000	2,384,520
Clorox Co.	156,609	8,062,231
Colgate-Palmolive Co.	68,700	4,051,926
Energizer Holdings, Inc. (NON)	51,700	2,568,973
Estee Lauder Cos., Inc. (The) Class A	111,040	2,737,136
Kimberly-Clark Corp.	69,000	3,181,590
Newell Rubbermaid, Inc.	568,000	3,623,840
Procter & Gamble Co. (The)	470,000	22,132,300
		48,742,516

Electric utilities (4.3%)
Edison International	358,700	10,334,147
Entergy Corp.	107,022	7,287,128
Exelon Corp.	171,827	7,799,228
FirstEnergy Corp.	82,900	3,199,940
Great Plains Energy, Inc.	160,136	2,157,032
NV Energy, Inc.	372,300	3,495,897
PG&E Corp.	377,200	14,416,584
		48,689,956

Electrical equipment (0.5%)
Emerson Electric Co.	216,000	6,173,280
		6,173,280

Electronics (0.4%)
Micron Technology, Inc. (NON)	534,200	2,168,852
Texas Instruments, Inc.	173,500	2,864,485
		5,033,337

Energy (oil field) (1.6%)
Global Industries, Ltd. (NON)	492,000	1,889,280
Halliburton Co.	187,500	2,900,625
National-Oilwell Varco, Inc. (NON)	56,800	1,630,728
Schlumberger, Ltd.	31,000	1,259,220
Smith International, Inc.	49,800	1,069,704
Transocean, Ltd. (Switzerland) (NON)	56,000	3,295,040
Weatherford International, Ltd. (NON)	572,400	6,336,468
		18,381,065

Food (1.7%)
General Mills, Inc.	94,900	4,733,612
Kraft Foods, Inc. Class A	664,113	14,803,079
		19,536,691

Forest products and packaging (0.1%)
International Paper Co.	142,900	1,006,016
		1,006,016

Health-care services (2.2%)
AmerisourceBergen Corp.	260,000	8,491,600
Cardinal Health, Inc.	182,568	5,747,241
Health Management Associates, Inc. Class A (NON)	1,477,525	3,812,015
McKesson Corp.	93,700	3,283,248
WellPoint, Inc. (NON)	98,000	3,721,060
		25,055,164

Homebuilding (1.1%)
Centex Corp.	279,600	2,097,000
D.R. Horton, Inc.	311,600	3,022,520
M.D.C. Holdings, Inc.	61,900	1,927,566
Pulte Homes, Inc.	168,100	1,837,333
Toll Brothers, Inc. (NON)	227,700	4,135,032
		13,019,451

Insurance (6.1%)
ACE, Ltd.	315,500	12,746,200
Aflac, Inc.	322,900	6,251,344
Allstate Corp. (The)	285,000	5,457,750
Berkshire Hathaway, Inc. Class B (NON)	3,009	8,485,380
Chubb Corp. (The)	143,717	6,082,103
Everest Re Group, Ltd.	120,500	8,531,400
Fidelity National Title Group, Inc. Class A	90,000	1,755,900
Loews Corp.	254,000	5,613,400
Marsh & McLennan Cos., Inc.	110,700	2,241,675
MetLife, Inc.	179,600	4,089,492
Travelers Cos., Inc. (The)	187,500	7,620,000
		68,874,644

Investment banking/Brokerage (3.3%)
Goldman Sachs Group, Inc. (The)	236,269	25,049,239
Legg Mason, Inc.	64,000	1,017,600
Morgan Stanley	331,064	7,538,327
State Street Corp.	139,900	4,306,122
		37,911,288

Leisure (0.1%)
Brunswick Corp.	329,797	1,137,800
		1,137,800

Lodging/Tourism (0.4%)
Marriott International, Inc. Class A	135,000	2,208,600
Wyndham Worldwide Corp.	623,766	2,619,817
		4,828,417

Machinery (0.9%)
Caterpillar, Inc.	136,000	3,802,560
Cummins, Inc.	73,000	1,857,850
Deere (John) & Co.	92,000	3,024,040
Parker-Hannifin Corp.	47,463	1,612,793
		10,297,243

Manufacturing (0.1%)
Eaton Corp.	41,000	1,511,260
		1,511,260

Media (2.3%)
Time Warner, Inc.	320,100	6,177,930
Viacom, Inc. Class B (NON)	436,000	7,577,680
Walt Disney Co. (The)	689,300	12,517,688
		26,273,298

Medical technology (3.6%)
Baxter International, Inc.	70,200	3,595,644
Boston Scientific Corp. (NON)	1,614,530	12,835,514
Covidien, Ltd. (Bermuda)	161,575	5,370,753
Hospira, Inc. (NON)	373,000	11,510,780
Medtronic, Inc.	240,000	7,072,800
		40,385,491

Metals (1.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B	180,100	6,863,611
Nucor Corp.	115,000	4,389,550
Steel Dynamics, Inc.	174,000	1,532,940
		12,786,101

Oil and gas (16.9%)
Apache Corp.	67,100	4,300,439
BP PLC ADR (United Kingdom)	208,800	8,372,880
Chevron Corp.	559,000	37,587,160
ConocoPhillips	220,000	8,615,200
Devon Energy Corp.	50,800	2,270,252
EOG Resources, Inc.	70,000	3,833,200
Exxon Mobil Corp.	906,500	61,732,650
Hess Corp.	90,800	4,921,360
Marathon Oil Corp.	763,200	20,064,528
Newfield Exploration Co. (NON)	86,900	1,972,630
Nexen, Inc. (Canada)	323,000	5,478,080
Occidental Petroleum Corp.	316,000	17,585,400
Total SA ADR (France)	238,000	11,676,280
Ultra Petroleum Corp. (NON)	91,200	3,273,168
		191,683,227

Pharmaceuticals (7.9%)
Abbott Laboratories	65,000	3,100,500

Johnson & Johnson	473,000	24,879,800
Merck & Co., Inc.	326,000	8,720,500
Pfizer, Inc.	2,367,900	32,250,798
Schering-Plough Corp.	194,600	4,582,830
Wyeth	368,000	15,838,720
		89,373,148

Power producers (0.2%)
AES Corp. (The) (NON)	386,600	2,246,146
		2,246,146

Regional Bells (5.0%)
AT&T, Inc.	1,240,500	31,260,600
Qwest Communications International, Inc.	369,102	1,262,329
Verizon Communications, Inc.	795,900	24,036,180
		56,559,109

Retail (6.0%)
Best Buy Co., Inc.	79,600	3,021,616
CVS Caremark Corp.	307,000	8,439,430
Gap, Inc. (The)	327,800	4,258,122
Home Depot, Inc. (The)	385,400	9,080,024
Kroger Co.	123,900	2,629,158
Macy's, Inc.	665,900	5,926,510
Nordstrom, Inc.	243,100	4,071,925
Staples, Inc.	394,000	7,135,340
TJX Cos., Inc. (The)	571,000	14,640,440
Wal-Mart Stores, Inc.	178,380	9,293,598
		68,496,163

Semiconductor (0.5%)
Applied Materials, Inc.	42,000	451,500
Atmel Corp. (NON)	976,500	3,544,695
Formfactor, Inc. (NON)	81,000	1,459,620
		5,455,815

Software (2.0%)
Electronic Arts, Inc. (NON)	213,000	3,874,470
Microsoft Corp.	601,000	11,040,370
Parametric Technology Corp. (NON)	456,792	4,558,784
Symantec Corp. (NON)	190,000	2,838,600
		22,312,224

Technology services (0.3%)
Accenture, Ltd. Class A	109,900	3,021,151
		3,021,151

Telecommunications (0.5%)
America Movil SAB de CV ADR Ser. L (Mexico)	85,800	2,323,464
Sprint Nextel Corp. (NON)	1,002,600	3,579,282
		5,902,746

Tobacco (0.3%)
Philip Morris International, Inc.	90,800	3,230,664
		3,230,664

Transportation services (0.2%)
United Parcel Service, Inc. Class B	53,000	2,608,660
		2,608,660

Waste Management (0.3%)
Waste Management, Inc.	134,600	3,445,773
		3,445,773

Total common stocks (cost $1,426,032,746)		$1,113,056,421

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.	102,419	$2,771,714
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	29,000	1,870,500

Total convertible preferred stocks (cost $4,809,508)		$4,642,214

PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Citigroup, Inc. Ser. AA, zero % pfd.	235,933	$3,605,056

Total preferred stocks (cost $3,337,202)		$3,605,056

CONVERTIBLE BONDS AND NOTES (0.2%)(a)

	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$8,000,000	$2,790,000

Total convertible bonds and notes (cost $4,199,034)		$2,790,000

SHORT-TERM INVESTMENTS (1.1%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	10,705,662	$10,705,662
Short-term investments held as collateral for loaned
security with a yield of 0.26% and a due date of
April 1, 2009 (d)	$1,230,009	1,230,000

Total short-term investments (cost $11,935,662)		$11,935,662

TOTAL INVESTMENTS

Total investments (cost $1,450,314,152) (b)		$1,136,029,353

NOTES

(a) Percentages indicated are based on net assets of $1,134,050,675.

(b) The aggregate identified cost on a tax basis is $1,501,741,559, resulting in gross unrealized appreciation and depreciation of $62,133,647 and $427,845,853, respectively, or net unrealized depreciation of $365,712,206.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2009, the value of securities loaned amounted to $947,100. The fund received cash collateral of $1,230,000 which is pooled with collateral of other Putnam funds into 1 issue of short-term investments.

(S) Securities on loan, in part or in entirety, at March 31, 2009.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,127,367,139	$--

Level 2	8,662,214	--

Level 3	--	--

Total	$1,136,029,353	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (94.8%)(a)
	Shares	Value

Advertising and marketing services (0.3%)
Omnicom Group, Inc.	2,700	$63,180
		63,180

Aerospace and defense (2.6%)
L-3 Communications Holdings, Inc.	1,501	101,768
Lockheed Martin Corp.	2,201	151,935
United Technologies Corp.	6,400	275,072
		528,775

Banking (1.2%)
JPMorgan Chase & Co.	8,900	236,562
		236,562

Biotechnology (3.1%)
Amgen, Inc. (NON)	2,300	113,896
Genzyme Corp. (NON)	4,500	267,255
Gilead Sciences, Inc. (NON)	5,000	231,600
		612,751

Cable television (0.9%)
DIRECTV Group, Inc. (The) (NON)	7,900	180,041
		180,041

Chemicals (2.9%)
FMC Corp.	3,200	138,048
Monsanto Co.	3,800	315,780
Potash Corp. of Saskatchewan, Inc. (Canada)	1,600	129,296
		583,124

Commercial and consumer services (0.6%)
Visa, Inc. Class A	2,200	122,320
		122,320

Communications equipment (5.3%)
Cisco Systems, Inc. (NON)	26,461	443,751
Corning, Inc.	7,300	96,871
F5 Networks, Inc. (NON)	5,600	117,320
Qualcomm, Inc.	10,300	400,773
		1,058,715

Computers (7.8%)
Apple, Inc. (NON)	7,000	736,273
Brocade Communications Systems, Inc. (NON)	17,370	59,927
Hewlett-Packard Co.	7,800	250,068
IBM Corp.	3,900	377,871
NetApp, Inc. (NON)	9,400	139,496
		1,563,635

Conglomerates (1.2%)
3M Co.	5,000	248,600
		248,600

Consumer goods (4.5%)
Avon Products, Inc.	2,700	51,921
Colgate-Palmolive Co.	3,200	188,736
Kimberly-Clark Corp.	5,000	230,550
Procter & Gamble Co. (The)	8,900	419,101
		890,308

Electric utilities (1.9%)
Exelon Corp.	6,400	290,496
Public Service Enterprise Group, Inc.	3,300	97,251
		387,747

Electronics (1.1%)
Altera Corp.	5,600	98,280
Tandberg ASA (Norway)	8,600	126,845
		225,125

Energy (oil field) (2.3%)
Halliburton Co.	13,900	215,033
Weatherford International, Ltd. (NON)	22,000	243,540
		458,573

Energy (other) (0.9%)
First Solar, Inc. (NON)	1,300	172,510

		172,510

Engineering and construction (0.7%)
Quanta Services, Inc. (NON)	7,000	150,150
		150,150

Food (0.5%)
Dean Foods Co. (NON)	5,900	106,672
		106,672

Forest products and packaging (0.7%)
Crown Holdings, Inc. (NON)	5,800	131,834
		131,834

Health-care services (3.0%)
AMERIGROUP Corp. (NON)	4,400	121,176
Community Health Systems, Inc. (NON)	6,500	99,710
Express Scripts, Inc. (NON)	3,900	180,063
Omnicare, Inc.	4,100	100,409
WellPoint, Inc. (NON)	2,400	91,128
		592,486

Insurance (0.5%)
Willis Group Holdings, Ltd. (United Kingdom)	4,600	101,200
		101,200

Investment banking/Brokerage (2.5%)
Ameriprise Financial, Inc.	9,900	202,851
Goldman Sachs Group, Inc. (The)	2,800	296,856
		499,707

Machinery (0.5%)
Joy Global, Inc.	4,400	93,720
		93,720

Manufacturing (1.7%)
Flowserve Corp.	2,300	129,076
Shaw Group, Inc. (NON)	7,900	216,539
		345,615

Media (0.5%)
Walt Disney Co. (The)	5,500	99,880
		99,880

Medical technology (6.2%)
Baxter International, Inc.	3,600	184,392
Becton, Dickinson and Co.	4,600	309,304
Hospira, Inc. (NON)	6,800	209,848
Pall Corp.	8,600	175,698
St. Jude Medical, Inc. (NON)	7,700	279,741
Varian Medical Systems, Inc. (NON)	2,800	85,232
		1,244,215

Metals (2.0%)
BHP Billiton, Ltd. ADR (Australia)	5,400	240,840
Nucor Corp.	4,200	160,314
		401,154

Office equipment and supplies (0.8%)
Pitney Bowes, Inc.	7,100	165,785
		165,785

Oil and gas (5.9%)
Chevron Corp.	6,400	430,336
EOG Resources, Inc.	300	16,428
Hess Corp.	6,300	341,460
Occidental Petroleum Corp.	7,100	395,115
		1,183,339

Pharmaceuticals (6.3%)
Abbott Laboratories	7,000	333,900
Johnson & Johnson	1,700	89,420
Merck & Co., Inc.	6,500	173,875
Mylan, Inc. (NON)	12,200	163,602
Pfizer, Inc.	10,800	147,096
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	2,600	117,130
Wyeth	5,300	228,112
		1,253,135

Railroads (0.5%)
Union Pacific Corp.	2,200	90,442
		90,442

Restaurants (2.2%)
McDonald's Corp.	1,800	98,226

Yum! Brands, Inc.		12,700	348,996
			447,222

Retail (9.6%)
Amazon.com, Inc. (NON)		200	14,688
Best Buy Co., Inc.		2,900	110,084
CVS Caremark Corp.		8,600	236,414
Kroger Co.		9,100	193,102
Lowe's Cos., Inc.		13,000	237,250
Macy's, Inc.		11,100	98,790
TJX Cos., Inc. (The)		21,800	558,952
Wal-Mart Stores, Inc.		9,000	468,900
			1,918,180

Semiconductor (1.5%)
Formfactor, Inc. (NON)		4,110	74,062
Siliconware Precision Industries Co. ADR (Taiwan)		16,109	93,432
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)		14,100	126,195
			293,689

Software (5.3%)
Electronic Arts, Inc. (NON)		6,000	109,140
Microsoft Corp.		23,500	431,695
Oracle Corp. (NON)		15,100	272,857
UBISOFT Entertainment (France) (NON)		4,948	90,490
VMware, Inc. Class A (NON)		6,200	146,444
			1,050,626

Technology (0.7%)
Affiliated Computer Services, Inc. Class A (NON)		2,800	134,092
			134,092

Technology services (3.5%)
Check Point Software Technologies (Israel) (NON)		8,400	186,564
Google, Inc. Class A (NON)		757	263,481
SAIC, Inc. (NON)		8,500	158,695
Yahoo!, Inc. (NON)		6,800	87,108
			695,848

Telecommunications (2.4%)
American Tower Corp. Class A (NON)		11,400	346,902
Brightpoint, Inc. (NON)		31,818	136,181
			483,083

Textiles (0.7%)
Coach, Inc. (NON)		7,900	131,930
			131,930

Total common stocks (cost $19,628,699)			$18,945,970

INVESTMENT COMPANIES (2.5%)(a)
		Shares	Value

iShares Dow Jones U. S. Transportation Average Index
Fund		1,000	$47,760
iShares FTSE/Xinhua China 25 Index Fund		6,300	179,676
Semiconductor HOLDRs Trust		14,200	265,540

Total investment companies (cost $467,599)			$492,976

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Potash Corp. of Saskatchewan, Inc. (Put)	Jun-09/$70.00	1,600	$12,120

Total purchased options outstanding (cost $15,360)			$12,120

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
		Principal
		amount	Value

Teradyne, Inc. cv. sr. unsec. notes 4 1/2s, 2014		$10,000	$10,000

Total convertible bonds and notes (cost $10,000)			$10,000

SHORT-TERM INVESTMENTS (3.6%)(a)
		Principal
		amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.701%,
December 17, 2009 (SEG)		$60,000	$59,698
Federated Prime Obligations Fund		660,313	660,313

Total short-term investments (cost $720,098)			$720,011

TOTAL INVESTMENTS

Total investments (cost $20,841,756) (b)			$20,181,077

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	3	$74,250	Jun-09	$1,074
S&P 500 Index E-Mini (Long)	6	238,425	Jun-09	3,713

Total				$4,787

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $10,435) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Potash Corp. of Saskatchewan Inc. (Call)	$1,600	Jun-09/$90.00	$13,594

Total			$13,594

NOTES

(a) Percentages indicated are based on net assets of $19,978,851.

(b) The aggregate identified cost on a tax basis is $21,504,463, resulting in gross unrealized appreciation and depreciation of $788,588 and $2,111,974, respectively, or net unrealized depreciation of $1,323,386.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2009.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $1,267 have been designated as collateral for open options contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$19,881,924	$4,787

Level 2	299,153	(3,159)

Level 3	--	--

Total	$20,181,077	$1,628

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market value	Market value

Equity contracts	$4,787	$6,399

Total	$4,787	$6,399

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund
The fund's portfolio
3/31/09 (Unaudited)

CORPORATE BONDS AND NOTES (79.1%)(a)
		Principal
		amount	Value

Advertising and marketing services (0.4%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,035,000	$891,394
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		15,000	10,800
Lamar Media Corp. 144A sr. notes 9 3/4s, 2014		480,000	467,400
			1,369,594

Automotive (1.9%)
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(NON)		1,540,000	154
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		2,385,000	1,970,976
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		625,000	476,563
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		978,000	792,180
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		1,370,000	1,228,685
Ford Motor Credit Corp. sr. notes 7 1/4s, 2011		25,000	17,799
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011		2,055,000	328,800
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		1,130,000	598,900
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015		115,000	23,000
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		1,260,000	522,900
			5,959,957

Basic materials (6.6%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018		1,290,000	1,238,400
AK Steel Corp. company guaranty 7 3/4s, 2012		1,595,000	1,252,075
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		1,320,000	924
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default) (NON)		805,000	564
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 5.484s, 2012		1,255,000	175,700
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 3.32s, 2013 (Netherlands)		850,000	533,375
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		267,000	278,348
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		465,000	376,650
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014		450,000	441,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		2,405,000	2,230,620
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,490,000	1,419,225
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 4.995s, 2015		445,000	364,778
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,100,000	1,098,625
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		1,475,000	1,476,844
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		605,000	523,325
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		640,000	140,800
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		540,000	221,400
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010		4,000	3,960
International Paper Co. sr. unsec. notes 7.4s, 2014		1,470,000	1,206,229
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		340,000	42,500
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,425,000	855,000
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		1,150,000	339,250
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		895,000	877,100
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		200,000	196,000
NewPage Corp. company guaranty 10s, 2012		390,000	135,525
NewPage Holding Corp. sr. unsec. unsub. notes FRN
10.265s, 2013 (PIK)		444,226	8,885
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,250,000	571,875
Novelis, Inc. company guaranty 7 1/4s, 2015		1,200,000	480,000
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	770,000	761,865
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,300,000	763,750
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		240,000	187,200

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		2,095,000	1,419,363
Stone Container Corp. sr. notes 8 3/8s, 2012		650,000	82,063
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,085,000	165,463
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		625,000	146,875
Verso Paper Holdings, LLC/Verso Paper, Inc. sec. notes
9 1/8s, 2014		1,265,000	474,375
			20,489,931

Broadcasting (2.0%)
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		955,000	302,019
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		215,000	32,250
DIRECTV Holdings, LLC company guaranty sr. notes 6 3/8s, 2015		2,470,000	2,327,975
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		730,000	715,400
Echostar DBS Corp. sr. notes 6 3/8s, 2011		2,310,000	2,229,150
Univision Communications, Inc. 144A company guaranty
unsec. notes zero %, 2015 (PIK)		795,000	79,500
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		1,310,000	599,325
Young Broadcasting, Inc. company guaranty 10s, 2011
(In default) (NON)		847,000	93
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014
(In default) (NON)		290,000	145
			6,285,857

Building materials (0.8%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		1,850,000	1,461,500
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)		1,545,000	92,700
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		520,000	392,600
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		210,000	158,550
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		255,000	106,463
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,870,000	187,000
			2,398,813

Cable television (2.4%)
Adelphia Communications Corp. escrow bonds zero %, 2009		80,000	1,000
Adelphia Communications Corp. escrow bonds zero %, 2009		130,000	1,625
Adelphia Communications Corp. escrow bonds zero %, 2009		140,000	1,750
Adelphia Communications Corp. escrow bonds zero %, 2009		755,000	9,438
Adelphia Communications Corp. escrow bonds zero %, 2010		290,000	3,625
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		520,000	409,500
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,400,000	1,361,500
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		15,000	150
CCH I, LLC sec. notes 11s, 2015		1,644,000	176,730
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		425,000	382,500
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		1,590,000	1,415,100
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013		640,000	534,400
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,080,000	1,039,500
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		245,000	241,325
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		580,000	539,400
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		930,000	930,000
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014		555,000	567,718
			7,615,261

Capital goods (5.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		645,000	612,750
Allied Waste North America, Inc. company guaranty sr.
unsub. sec. notes 7 7/8s, 2013		225,000	223,875
Baldor Electric Co. company guaranty 8 5/8s, 2017		1,030,000	813,700
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		1,010,000	842,088
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 5.844s, 2015		700,000	507,500
Bombardier, Inc. 144A sr. unsec. notes FRN 5.084s,
2013 (Canada)	EUR	450,000	386,975
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$905,000	719,475
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		874,000	877,278
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.583s, 2015		1,250,000	884,375
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,290,000	219,300
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		100,000	25,500
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		905,000	764,725
Ingersoll- Rand GL Holding Co., Ltd. sr. unsec. unsub.

note company quaranty 9 1/2s, 2014 (Bermuda)		235,000	234,981
L-3 Communications Corp. company guaranty 7 5/8s, 2012		450,000	451,688
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		1,510,000	1,423,175
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		10,000	9,450
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,235,000	1,882,219
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	255,000	301,412
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$580,000	469,800
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015		1,035,000	587,363
TD Funding Corp. company guaranty 7 3/4s, 2014		1,130,000	1,053,725
Terex Corp. company guaranty 7 3/8s, 2014		1,450,000	1,254,250
Titan International, Inc. company guaranty 8s, 2012		1,295,000	1,010,100
WCA Waste Corp. company guaranty 9 1/4s, 2014		200,000	146,500
			15,702,204

Coal (1.3%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		2,355,000	2,154,825
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,855,000	1,836,450
			3,991,275

Commercial and consumer services (1.0%)
Aramark Corp. company guaranty 8 1/2s, 2015		1,995,000	1,835,400
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,180,000	1,171,150
			3,006,550

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		1,265,000	1,198,588
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		1,665,000	915,750
			2,114,338

Consumer staples (3.8%)
Anheuser-Busch InBev Worlwide, Inc. 144A company
guaranty sr. notes 7.2s, 2014		1,230,000	1,288,862
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		176,170	2,721
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		1,165,000	850,450
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		205,000	153,750
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		25,000	23,750
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		945,000	897,750
Dean Foods Co. company guaranty 7s, 2016		850,000	807,500
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		1,305,000	1,311,525
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014		1,185,000	1,152,413
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		860,000	610,600
Jarden Corp. company guaranty 7 1/2s, 2017		1,055,000	849,275
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015		445,000	353,775
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		1,338,000	1,277,790
Rite Aid Corp. company guaranty 9 1/2s, 2017		990,000	227,700
Rite Aid Corp. sec. notes 7 1/2s, 2017		345,000	177,675
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015
(In default) (NON)		1,480,000	370,000
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 12 1/2s (12 3/4s, 10/2/09),
2013 (STP) (In default) (NON)(PIK)		1,015,000	279,125
Tyson Foods, Inc. 144A sr. unsec. notes 10 1/2s, 2014		745,000	759,900
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		365,000	292,000
			11,686,561

Energy (0.7%)
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		2,020,000	1,868,500
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		255,000	232,050
			2,100,550

Energy (oil field) (1.9%)
Complete Production Services, Inc. company guaranty
8s, 2016		885,000	561,975
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		1,950,000	1,150,500
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		555,000	421,800
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		1,370,000	863,100
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,065,000	862,650
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		516,760	526,263
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		810,000	797,850
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015		2,020,000	191,900
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019		370,000	382,696

		5,758,734

Entertainment (1.2%)
AMC Entertainment, Inc. company guaranty 11s, 2016	129,000	117,390
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,020,000	255,000
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	685,000	171,250
Cinemark, Inc. sr. unsec. disc. notes 9 3/4s, 2014	495,000	466,538
Hertz Corp. company guaranty 8 7/8s, 2014	1,670,000	1,012,438
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,275,000	892,500
Universal City Development Partners, Ltd. sr. unsec.
unsub. notes 11 3/4s, 2010	500,000	428,750
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	85,750
Universal City Florida Holding Co. sr. unsec. notes
FRN 5.92s, 2010	780,000	273,000
		3,702,616

Financials (2.3%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	820,000	348,500
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010	1,189,000	998,903
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 1/4s, 2011	995,000	716,400
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	955,000	659,638
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012	2,333,000	1,566,773
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	335,000	238,058
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	1,311,000	761,875
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	69,000	46,287
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 3.461s, 2014	128,000	64,000
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	335,000	159,125
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	240,000	151,800
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	400,000	316,500
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	920,000	630,200
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	525,000	242,167
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	725,000	203,000
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	135,000	38,475
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 5.113s, 2014	215,000	101,050
		7,242,751

Gaming and lottery (1.5%)
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	670,000	361,800
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	680,000	394,400
Harrah's Operating Co., Inc. company guaranty sr.
unsec. notes 10 3/4s, 2016	2,425,000	460,750
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,445,000	245,650
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	210,000	86,100
MGM Mirage, Inc. company guaranty 6s, 2009	770,000	415,800
MGM Mirage, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017	500,000	177,500
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	765,000	474,300
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,225,000	1,071,875
Station Casinos, Inc. sr. notes 6s, 2012 (In default)
(NON)	1,020,000	255,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	2,130,000	170,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	725,000	547,375
		4,660,950

Health care (7.0%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	1,290,000	1,277,100
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	2,525,000	2,386,125
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	965,000	769,588
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,335,000	2,124,850
HCA, Inc. sr. sec. notes 9 1/8s, 2014	2,605,000	2,448,700
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	225,000	217,688
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	520,000	340,600
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	555,000	363,525
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017	320,000	302,400
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,560,000	1,275,300

IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	340,000	319,600
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,320,000	1,191,300
Select Medical Corp. company guaranty 7 5/8s, 2015	2,040,000	1,320,900
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,115,000	568,650
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
zero %, 2015 (PIK)	705,000	408,900
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	600,000	462,000
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	430,000	341,850
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	1,155,000	1,117,463
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	1,155,000	1,114,575
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	390,000	302,250
US Oncology, Inc. company guaranty 9s, 2012	1,345,000	1,304,650
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	205,000	188,600
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	1,850,000	1,632,625
		21,779,239

Homebuilding (0.6%)
D.R. Horton, Inc. company guaranty sr. unsec. unsub.
notes Ser. MTN, 6s, 2011	415,000	383,875
Meritage Homes Corp. company guaranty 6 1/4s, 2015	1,110,000	682,650
Meritage Homes Corp. sr. notes 7s, 2014	205,000	131,200
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	2,625,000	735,000
		1,932,725

Household furniture and appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	535,000	196,613
		196,613

Lodging/Tourism (0.7%)
FelCor Lodging LP company guaranty 9s, 2011 (R)	505,000	303,000
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	30,000	21,900
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	1,715,000	1,449,175
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 3.82s, 2014	830,000	398,400
		2,172,475

Media (1.6%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	695,000	430,900
Affinion Group, Inc. company guaranty 10 1/8s, 2013	1,330,000	1,010,800
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,295,000	712,250
Idearc, Inc. company guaranty 8s, 2016	2,925,000	76,781
Liberty Media, LLC sr. notes 5.7s, 2013	495,000	367,460
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	615,000	590,615
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,280,000	1,100,800
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	1,185,000	491,775
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	6,000	330
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	18,000	990
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	1,689,000	219,570
		5,002,271

Medical services (2.5%)
DaVita, Inc. company guaranty 6 5/8s, 2013	1,350,000	1,309,500
Omnicare, Inc. company guaranty 6 3/4s, 2013	90,000	81,675
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	255,000	229,181
Service Corporation International debs. 7 7/8s, 2013	688,000	657,040
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	495,000	430,650
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,785,000	1,508,325
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	980,000	916,300
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,305,000	2,299,238
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	395,000	351,550
		7,783,459

Medical technology (0.3%)
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015	760,000	790,400
		790,400

Oil and gas (8.1%)
Chaparral Energy, Inc. company guaranty sr. unsec.

notes 8 7/8s, 2017	1,465,000	505,425
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	250,000	243,125
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	451,250
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,320,000	1,207,800
Chesapeake Energy Corp. sr. notes 7s, 2014	240,000	211,200
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	2,120,000	667,800
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	870,000
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	1,250,000	393,750
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	155,000	149,575
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,305,000	1,135,350
Encore Acquisition Co. sr. sub. notes 6s, 2015	1,643,000	1,207,605
Forest Oil Corp. sr. notes 8s, 2011	1,390,000	1,334,400
Harvest Operations Corp. sr. notes 7 7/8s, 2011	1,350,000	921,375
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	535,000	390,550
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	625,000	551,563
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	2,220,000	2,009,100
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	370,000	165,575
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	840,000	367,500
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	699,448
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	1,390,000	1,334,400
PetroHawk Energy Corp. 144A sr. notes 10 1/2s, 2014	140,000	139,300
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	855,000	564,300
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	1,270,000	939,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	245,000	210,700
Plains Exploration & Production Co. company guaranty
7s, 2017	1,425,000	1,132,875
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	940,000	446,500
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	355,000	228,975
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	950,000	636,500
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.833s, 2014	495,000	297,294
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	1,550,000	1,139,250
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	2,010,000	1,246,200
Whiting Petroleum Corp. company guaranty 7s, 2014	2,140,000	1,605,000
Williams Cos., Inc. (The) notes 7 3/4s, 2031	950,000	769,500
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	455,000	420,875
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	295,000	275,825
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	428,031
		25,297,716

Pharmaceuticals (0.5%)
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	1,700,000	1,442,875
		1,442,875

Publishing (0.5%)
American Media, Inc. 144A sr. sub. notes 14s, 2013
(PIK)	1,175,708	587,854
American Media, Inc. 144A sr. unsec. notes 9s, 2013
(PIK)	99,716	49,858
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)	895,304	174,584
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	720,000	404,100
Dex Media, Inc. sr. unsec. disc. notes 9s, 2013	275,000	34,375
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	270,000	205,200
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	1,295,000	90,650
Vertis, Inc. company guaranty sr. notes zero %, 2014
(PIK)	648,280	5,672
		1,552,293

Regional Bells (1.5%)
Cincinnati Bell, Inc. company guaranty 7s, 2015	520,000	478,400
Citizens Communications Co. notes 9 1/4s, 2011	1,075,000	1,091,125
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	595,000	514,675
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	2,140,000	2,113,250
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	555,000	366,300
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015	140,000	136,150
		4,699,900

Retail (1.2%)
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		810,000	137,700
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		1,065,000	330,150
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015		635,000	633,413
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013		860,000	184,900
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 6.261s, 2012		285,000	61,275
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		1,095,000	405,150
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)		1,650,000	530,063
Staples, Inc. sr. unsec. notes 9 3/4s, 2014		675,000	703,688
United Auto Group, Inc. company guaranty 7 3/4s, 2016		1,245,000	622,500
			3,608,839

Technology (4.0%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016		730,000	447,125
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		1,037,000	834,785
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)		270,000	200,675
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)		480,000	427,200
Avago Technologies Finance company guaranty FRN
6.761s, 2013 (Singapore)		6,000	4,815
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		242,000	235,950
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		660,000	577,500
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,030,000	432,600
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		430,000	249,400
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018		335,000	282,238
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016		895,000	760,750
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		2,050,000	430,500
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		187,000	33,660
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		1,895,000	1,752,875
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		240,000	223,800
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029		570,000	216,600
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)		690,000	10,350
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015		845,000	127,806
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		120,000	42,000
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016		670,000	390,599
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		1,480,000	1,036,000
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		1,676,000	1,458,120
SunGard Data Systems, Inc. 144A sr. unsec. notes
10 5/8s, 2015		296,000	259,000
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		990,000	831,600
Travelport LLC company guaranty 11 7/8s, 2016		365,000	107,675
Travelport LLC company guaranty 9 7/8s, 2014		985,000	389,075
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		445,000	116,256
Xerox Capital Trust I company guaranty 8s, 2027		895,000	630,322
			12,509,276

Telecommunications (6.9%)
American Tower Corp. sr. notes 7 1/2s, 2012		590,000	592,950
American Tower Corp. sr. unsec. notes 7s, 2017		495,000	487,575
BCM Ireland Finance Ltd. 144A FRN 6.959s, 2016 (Cayman
Islands)	EUR	440,000	190,234
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	740,025
Centennial Communications Corp. sr. unsec. notes FRN
6.958s, 2013		885,000	885,000
Crown Castle International Corp. sr. unsec. notes 9s,
2015		185,000	185,463
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		810,000	522,450
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		1,100,000	970,750
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		1,679,000	1,720,975
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		2,665,000	2,571,725
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		625,000	518,750
Intelsat Subsidiary Holding Co., Ltd. 144A sr. unsec.
notes 8 7/8s, 2015 (Bermuda)		405,000	380,550
Intelsat Subsidiary Holding Co., Ltd. 144A sr. unsec.
notes 8 1/2s, 2013 (Bermuda)		680,000	640,900

Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,375,000	948,750
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		285,000	182,400
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		2,175,000	2,109,750
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		1,785,000	946,050
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		260,000	243,100
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		650,000	455,000
Sprint Capital Corp. company guaranty 7 5/8s, 2011		275,000	254,375
Sprint Capital Corp. company guaranty 6 7/8s, 2028		2,260,000	1,378,600
West Corp. company guaranty 9 1/2s, 2014		1,215,000	845,944
Wind Aquisition Finance SA notes 9 3/4s, 2015
(Netherlands)	EUR	555,000	641,273
Windstream Corp. company guaranty 8 5/8s, 2016		$1,695,000	1,665,338
Windstream Corp. company guaranty 8 1/8s, 2013		1,435,000	1,413,475
			21,491,402

Telephone (0.9%)
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		2,025,000	1,928,813
iPCS, Inc. company guaranty sr. sec. notes FRN 3.295s,
2013		500,000	375,000
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		510,000	492,150
			2,795,963

Textiles (1.1%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014		1,685,000	1,120,525
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		325,000	251,875
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		1,985,000	1,707,100
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		660,000	481,800
			3,561,300

Utilities and power (8.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		730,000	625,975
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		1,085,000	1,063,300
AES Corp. (The) 144A sr. notes 8s, 2020		380,000	307,800
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012		860,000	869,820
CMS Energy Corp. sr. notes 8 1/2s, 2011		430,000	432,285
CMS Energy Corp. sr. notes 7 3/4s, 2010		345,000	342,510
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		1,055,000	826,464
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		1,130,000	858,800
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		525,000	399,000
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		120,000	94,800
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,020,000	708,900
Edison Mission Energy sr. unsec. notes 7s, 2017		30,000	21,900
El Paso Corp. sr. unsec. notes 12s, 2013		250,000	265,000
El Paso Natural Gas Co. debs. 8 5/8s, 2022		360,000	345,600
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,490,000	1,251,600
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014		110,000	92,400
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011		510,000	487,050
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		170,000	150,450
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		1,360,000	1,322,600
Mirant North America, LLC company guaranty 7 3/8s, 2013		1,665,000	1,506,825
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016		305,000	308,766
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 6.8s, 2019		835,000	671,024
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 5.4s, 2014		410,000	328,169
NRG Energy, Inc. company guaranty 7 3/8s, 2017		685,000	631,913
NRG Energy, Inc. sr. notes 7 3/8s, 2016		3,905,000	3,631,650
Oncor Electric Delivery Co. 144A 1st mtge. sec. bond
5.95s, 2013		1,220,000	1,181,946
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		1,240,000	1,278,750
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012		275,000	278,177
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		1,400,000	1,319,506
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		335,000	317,700
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		525,000	485,015
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		85,000	71,146
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		500,000	481,571
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		140,000	119,092
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019		730,000	720,627
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		1,250,000	1,182,205
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		38,000	37,322
			25,017,658

Total corporate bonds and notes (cost $336,038,415)		$245,720,346

SENIOR LOANS (11.0%)(a)(c)
	Principal
	amount	Value

Automotive (--%)
Dana Corp. bank term loan FRN 7 1/4s, 2015	$418,528	$94,866
		94,866

Basic materials (1.0%)
Celanese Corp. bank term loan FRN Ser. B, 2.657s, 2014	354,099	301,386
Georgia-Pacific, LLC bank term loan FRN Ser. B,
3.285s, 2013	863,537	759,644
Huntsman International, LLC bank term loan FRN Ser. B,
2.229s, 2012	1,244,617	815,916
Lyondell Chemical Co. bank term loan FRN 11.425s, 2009	155,000	153,170
NewPage Holding Corp. bank term loan FRN 4.812s, 2014	586,960	398,106
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 2.229s, 2012	318,622	277,657
Verso Paper Holdings LLC/Verso Paper, Inc. bank term
loan FRN Ser. B, 2.907s, 2013	520,000	371,150
		3,077,029

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 2.729s, 2014	1,000,000	519,375
		519,375

Capital goods (0.5%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 1.359s, 2014	18,870	8,470
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.801s, 2014	372,284	167,114
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
4.657s, 2014	583,538	413,582
Sensata Technologies BV bank term loan FRN 2.907s,
2013 (Netherlands)	259,462	108,715
Sequa Corp. bank term loan FRN 4.407s, 2014	421,203	228,503
Wesco Aircraft Hardware Corp. bank term loan FRN
6.23s, 2014	385,000	270,463
Wesco Aircraft Hardware Corp. bank term loan FRN
2.73s, 2013	408,125	332,214
		1,529,061

Communication services (0.9%)
Cebridge Connections, Inc. bank term loan FRN 4.996s,
2014	1,265,000	819,088
Cebridge Connections, Inc. bank term loan FRN Ser. B,
2.526s, 2013	150,000	128,792
Charter Communications, Inc. bank term loan FRN
3.959s, 2014	785,000	494,305
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	1,070,000	492,964
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.98s, 2015	1,023,258	847,599
		2,782,748

Consumer cyclicals (2.7%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.293s, 2014	872,842	575,833
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,121,549	594,421
Cinemark USA, Inc. bank term loan FRN 2.385s, 2013	109,439	98,769
Citadel Communications bank term loan FRN Ser. B,
2.239s, 2014	570,000	201,210
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 5.157s, 2014	260,000	116,567
GateHouse Media, Inc. bank term loan FRN Ser. B,
3.157s, 2014	619,022	117,098
GateHouse Media, Inc. bank term loan FRN Ser. DD,
3.157s, 2014	230,978	43,693
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.52s,
2014	181,364	68,011
Golden Nugget, Inc. bank term loan FRN Ser. DD, 2.54s,
2014(U)	103,636	38,864
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2011	911,650	770,800
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.28s, 2010	2,048,000	1,421,441
Isle of Capri Casinos, Inc. bank term loan FRN 3.209s,
2014	374,299	255,325
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
3.209s, 2014	114,584	78,163
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
3.209s, 2014	149,720	102,130
Lear Corp bank term loan FRN 3.754s, 2013	268,365	91,999
Navistar Financial Corp. bank term loan FRN 4.363s,
2012	586,667	456,133

Navistar International Corp. bank term loan FRN
3.729s, 2012	1,613,333	1,254,367
Six Flags Theme Parks bank term loan FRN 3.022s, 2015	1,844,881	1,249,907
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	2,241,625	579,619
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/2s, 2011	700,000	162,555
United Components, Inc. bank term loan FRN Ser. D,
3 1/4s, 2012	164,667	113,620
Visteon Corp. bank term loan FRN Ser. B, 4.426s, 2013	495,000	71,466
		8,461,991

Consumer staples (0.6%)
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.715s,
2013	132,585	120,063
Dole Food Co., Inc. bank term loan FRN Ser. C, 6.157s,
2013	493,974	447,322
Dole Food Co., Inc. bank term loan FRN Ser. C, 0.66s,
2013	75,191	68,089
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 3.247s, 2014	813,106	662,428
Rite-Aid Corp. bank term loan FRN Ser. B, 2.267s, 2014	84,150	55,399
RSC Equipment Rental, Inc. bank term loan FRN 4.657s,
2013	1,130,000	630,446
		1,983,747

Financials (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 1.79s, 2010 (R)	90,000	20,925
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.907s, 2014	331,650	184,619
		205,544

Health care (2.1%)
Bausch & Lomb, Inc. bank term loan FRN Ser. B, 4.709s,
2015	866,784	739,415
Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
4.709s, 2015 (U)	219,439	187,194
Biomet, Inc. bank term loan FRN Ser. B, 4.211s, 2015	261,087	234,652
Community Health Systems, Inc. bank term loan FRN Ser.
B, 3.438s, 2014	1,012,304	873,112
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 3.407s, 2014	52,827	45,563
Fenwal Controls of Japan, Ltd. bank term loan FRN
3.504s, 2014 (Japan)	1,259,468	867,983
Fenwal Controls of Japan, Ltd. bank term loan FRN Ser.
DD, 3.506s, 2014 (Japan)	232,498	160,230
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014	1,397,112	1,126,770
Healthsouth Corp. bank term loan FRN Ser. B, 3.657s,
2013	938,025	823,704
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 6.434s, 2014	1,674,857	703,440
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 3.459s, 2015	173,798	108,624
United Surgical Partners International, Inc. bank term
loan FRN 2.839s, 2014	817,343	676,352
		6,547,039

Homebuilding (0.2%)
Realogy Corp. bank term loan FRN 0.346s, 2013 (R)	175,064	99,436
Realogy Corp. bank term loan FRN Ser. B, 4.157s, 2013 (R)	650,236	369,334
		468,770

Oil and gas (0.2%)
Quicksilver Resources, Inc. bank term loan FRN 5.657s,
2013	385,848	293,245
Targa Resources, Inc. bank term loan FRN 3.407s, 2012	244,671	187,581
Targa Resources, Inc. bank term loan FRN Ser. C,
1.282s, 2012	140,584	107,781
		588,607

Retail (0.3%)
Dollar General Corp. bank term loan FRN Ser. B1,
3.595s, 2013	775,000	685,229
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.758s, 2013	579,623	319,880
		1,005,109

Technology (0.9%)
Compucom Systems, Inc. bank term loan FRN 3.98s, 2014	450,956	351,745
First Data Corp. bank term loan FRN Ser. B1, 3.269s,
2014	1,079,500	725,559
First Data Corp. bank term loan FRN Ser. B3, 3.269s,
2014	983,165	660,086
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.407s, 2014 (Singapore)	566,199	363,985
Flextronics International, Ltd. bank term loan FRN

Ser. B, 3.344s, 2014 (Singapore)	162,701	104,593
Freescale Semiconductor, Inc. bank term loan FRN
1.282s, 2014	251,280	128,467
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 2.247s, 2013	589,406	239,078
Travelport bank term loan FRN Ser. B, 3.085s, 2013	148,107	85,326
Travelport bank term loan FRN Ser. DD, 3.407s, 2013	386,893	221,496
		2,880,335

Utilities and power (1.3%)
Calpine Corp. bank term loan FRN Ser. B, 4.335s, 2014	885,516	674,099
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 4.036s, 2014	2,877,244	1,892,237
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 4.036s, 2014	2,383,700	1,563,452
		4,129,788

Total senior loans (cost $49,223,428)		$34,274,009

CONVERTIBLE BONDS AND NOTES (3.0%)(a)
	Principal
	amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$607,000	$133,540
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	550,000	243,375
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	745,000	750,588
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	535,000	379,181
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (R)	895,000	68,244
Intel Corp. cv. sub. bonds 2.95s, 2035	630,000	513,450
Interpublic Group of Companies, Inc. (The) cv. sr.
unsec. notes 4 1/4s, 2023	635,000	463,550
L-3 Communications Corp. 144A cv. bonds 3s, 2035	590,000	568,613
Lamar Advertising Co. cv. sr. unsec. unsub. notes Ser.
B, 2 7/8s, 2010	610,000	558,913
Leap Wireless International, Inc. 144A cv. sr. unsec.
notes 4 1/2s, 2014	480,000	356,400
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	1,275,000	905,250
Massey Energy Co. cv. company guaranty sr. unsub.
notes 3 1/4s, 2015	1,963,000	1,202,328
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	716,000	497,620
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	1,380,000	1,005,665
Regal Entertainment Group 144A cv. sr. unsec. notes
6 1/4s, 2011	347,000	324,879
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037 (Switzerland)	1,000,000	818,750
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	990,000	424,463

Total convertible bonds and notes (cost $11,084,978)		$9,214,809

COMMON STOCKS (0.7%)(a)
	Shares	Value

AboveNet, Inc. (NON)	610	$27,450
Adelphia Recovery Trust (Ser. ACC-1) (NON)	1,358,502	13,585
American Media, Inc. 144A (NON)	22,316	22,316
Bohai Bay Litigation, LLC (Units) (F)	2,670	124,165
Celestica, Inc. (Canada) (NON)	100,520	357,851
Chesapeake Energy Corp.	10,260	175,036
Dana Holding Corp. (NON)	33,914	15,600
Decrane Aircraft Holdings, Inc. (F)(NON)	11,167	11
El Paso Corp.	34,660	216,625
Elizabeth Arden, Inc. (NON)	18,415	107,359
Pinnacle Entertainment , Inc. (NON)	20,803	146,453
Qwest Communications International, Inc.	90,475	309,425
Service Corporation International	69,075	241,072
Time Warner Cable, Inc.	136	3,373
Titan Europe PLC (United Kingdom)	15,348	5,009
Titan International, Inc.	7,718	38,822
Vertis Holdings, Inc. (F)(NON)	33,617	34
Williams Cos., Inc. (The)	19,143	217,847

Total common stocks (cost $5,226,123)		$2,022,033

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value

Crown Castle International Corp. $3.125 cum. cv. pfd.	16,145	$698,271
Digital Realty Trust, Inc. $1.094 cv. pfd.	26,035	458,867
Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired from 12/02/04 to 12/19/05, cost
$1,347,158) (RES)	31,889	39,861
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	6,837	440,987
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	1,120	818

Total convertible preferred stocks (cost $4,307,290)		$1,638,804

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a)

			Principal
			amount	Value

Argentina (Republic of) bonds FRB zero %, 2013			$1,470,000	$481,425

Total foreign government bonds and notes (cost $749,700)				$481,425

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			8,000	$56,000
Preferred Blocker, Inc. 144A 7.00% cum. pfd.			1,159	230,750

Total preferred stocks (cost $477,257)				$286,750

COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)(a)
			Principal
			amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040 (Canada)			$155,000	$13,950

Total collateralized mortgage obligations (cost $139,446)				$13,950

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	236	$5,900
Dayton Superior Corp. 144A (F)	6/15/09	0.01	1,950	1,008
Decrane Aircraft Holdings Co. Class B	6/30/10	0.01	1	--
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	179,400	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR 0.001	432	4,023
Vertis Holdings, Inc. (F)	10/18/15	$0.01	2,656	--

Total warrants (cost $63,874)				$10,931

SHORT-TERM INVESTMENTS (2.6%)(a)
			Principal
			amount/shares	Value

Federated Prime Obligations Fund			7,747,475	$7,747,475
U.S. Treasury Bills for effective yields 0.70%,
December 17, 2009 (SEG)			$190,000	189,044

Total short-term investments (cost $7,936,519)				$7,936,519

TOTAL INVESTMENTS

Total investments (cost $415,247,030)(b)				$301,599,576

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $645,383) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$679,832	$645,383	4/15/09	$34,449

Total				$34,449

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $3,091,046) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$3,254,138	$3,091,046	4/15/09	$(163,092)

Total				$(163,092)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Nalco Co., 7.75%,
11/15/11	B1	$--	$300,000	9/20/12	350 bp	$(23,224)

Visteon Corp., 7%,
3/10/14	--	(131,484)	495,000	9/20/13	(500 bp)	308,607

Citibank, N.A.
Lear Corp., T/L Bank
Loan	--	--	270,000	6/20/13	(225 bp)	163,949

Lear Corp., T/L Bank
Loan	Caa1	--	270,000	6/20/13	700 bp	(147,333)

Credit Suisse International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--	380,000	6/20/09	165 bp	(22,775)

Deutsche Bank AG
Nalco Co., 7.75%,
11/15/11	B1	--	285,000	12/20/12	363 bp	(22,575)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa2	--	190,000	6/20/12	230 bp	(90,091)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--	185,000	6/20/13	595 bp	(98,062)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--	125,000	6/20/09	190 bp	(5,808)

Nalco Co., 7.75%,
11/15/11	B1	--	305,000	9/20/12	330 bp	(25,425)

Nalco Co., 7.75%,
11/15/11	B1	--	380,000	3/20/13	460 bp	(19,998)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--	965,000	9/20/13	(760 bp)	178,184

Total						$195,449

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2009.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

     Key to holding's currency abbreviations

EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $310,836,993.

(b) The aggregate identified cost on a tax basis is $416,217,557, resulting in gross unrealized appreciation and depreciation of $2,033,896 and $116,651,877, respectively, or net unrealized depreciation of $114,617,981.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian and broker to cover margin requirements and collateral for certain swap contracts at March 31, 2009.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2009 was $39,861 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the plan may default on its obligation.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of September 30, 2008, the fund had unfunded loan commitments of $105,049, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Bausch & Lomb, Inc.	$87,776
Golden Nugget, Inc.	17,273

Totals	$105,049

At March 31, 2009, liquid assets totaling $2,548,643 have been designated as collateral for open forward contracts and swap contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at March 31, 2009 (as a percentage of net assets):

Consumer cyclicals	19.1%
Communication services	13.3
Energy	12.9
Health care	12.3

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses.

The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$9,610,288	$--

Level 2	291,861,349	66,806

Level 3	127,939	--

Total	$301,599,576	$66,806

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$180,371	$--
Accrued discounts/premiums	1,835	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	(2,405)	--
Net purchases/sales	--	--
Net transfers in and/or out of Level 3	(51,862)	--

Balance as of March 31, 2009	$127,939	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary of Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$34,449	$163,092

Credit contracts	650,740	455,291

Total	$685,189	$618,383

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund
The fund's portfolio
3/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (101.2%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.9%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, TBA, April 1, 2039	$18,000,000	$18,847,969
		18,847,969

U.S. Government Agency Mortgage Obligations (96.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 5 1/2s, TBA, April 1, 2039	1,000,000	1,037,344
Federal National Mortgage Association Pass-Through
Certificates
7s, TBA, April 1, 2039	1,000,000	1,064,688
6 1/2s, TBA, April 1, 2039	29,000,000	30,538,360
5 1/2s, TBA, April 1, 2039	16,000,000	16,605,000
5 1/2s, TBA, April 1, 2024	17,000,000	17,717,188
5s, TBA, May 1, 2039	56,000,000	57,601,253
5s, TBA, April 1, 2039	134,000,000	138,229,375
4 1/2s, TBA, May 1, 2039	30,000,000	30,547,266
4 1/2s, TBA, April 1, 2039	72,000,000	73,530,000
		366,870,474

Total U.S. government and agency mortgage obligations (cost $381,532,345)		$385,718,443

MORTGAGE-BACKED SECURITIES (47.5%)(a)

	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 7.744s, 2029	$494,580	$542,482
FRB Ser. 97-D5, Class A5, 6.542s, 2043	97,000	62,880
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	487,000	312,886
Ser. 07-2, Class A2, 5.634s, 2049	494,000	398,767
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,364,084
Ser. 04-3, Class A5, 5.322s, 2039	1,630,000	1,406,034
Ser. 05-6, Class A2, 5.165s, 2047	323,000	292,108
FRB Ser. 05-1, Class A5, 5.084s, 2042	54,000	39,365
Ser. 07-5, Class XW, Interest only (IO), 0.44s, 2051	13,722,441	228,037
Ser. 07-1, Class XW, IO, 0.288s, 2049	6,370,635	73,931
Ser. 06-1, Class XC, IO, 0.066s, 2045	17,447,324	73,103
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	192,893
Ser. 04-4, Class XC, IO, 0.266s, 2042	11,755,545	132,728
Ser. 04-5, Class XC, IO, 0.193s, 2041	19,781,000	172,502
Ser. 02-PB2, Class XC, IO, 0.18s, 2035	3,568,630	59,811
Ser. 05-1, Class XW, IO, 0.101s, 2042	47,003,081	77,515
Ser. 06-5, Class XC, IO, 0.101s, 2016	40,545,671	350,152
Ser. 06-4, Class XC, IO, 0.1s, 2046	19,973,101	138,268
Ser. 05-4, Class XC, IO, 0.082s, 2045	33,342,523	150,091
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.948s, 2036	61,348	28,834
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.506s, 2018	143,000	137,711
FRB Ser. 04-BBA4, Class G, 1.256s, 2018	196,000	194,368
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.556s, 2022	184,000	94,654
FRB Ser. 05-MIB1, Class J, 1.606s, 2022	582,000	203,700
Banc of America Mortgage Securities Ser. 05-E,
Class 2, IO, 0.3s, 2035	11,060,613	29,812
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	366,139	364,544
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037	5,356,694	320,330
Ser. 06-4A, IO, 2.331s, 2036	799,991	60,007
Ser. 04-2, IO, 2.22s, 2034	1,949,935	59,558
Ser. 05-1A, IO, 2.15s, 2035	1,769,906	61,062
Ser. 04-3, IO, 2.15s, 2035	1,277,112	39,008
Ser. 06-2A, IO, 1.798s, 2036	1,099,032	66,678
Ser. 05-3A, IO, 1.6s, 2035	5,542,392	285,583
Ser. 07-5A, IO, 1.55s, 2037	3,686,948	274,309
Ser. 07-2A, IO, 1.3s, 2037	6,018,827	461,644
FRB Ser. 05-1A, Class A1, 0.822s, 2035	416,600	262,458
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,354,139	568,963
Ser. 04-9, Class 1A1, 4.977s, 2034	55,070	32,790
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.186s, 2032	412,000	232,158
Ser. 07-PW17, Class A3, 5.736s, 2050	3,940,000	2,578,612
Ser. 05-PWR9, Class A2, 4.735s, 2042 (F)	537,000	489,957
Ser. 04-PR3I, Class X1, IO, 0.274s, 2041	2,861,336	34,576
Ser. 05-PWR9, Class X1, IO, 0.108s, 2042	24,806,209	128,744
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.689s, 2038	7,592,342	200,969
Ser. 06-PW14, Class X1, IO, 0.116s, 2038	8,166,112	78,640
Ser. 07-PW15, Class X1, IO, 0.065s, 2044	25,303,815	168,270
Ser. 05-PW10, Class X1, IO, 0.059s, 2040	12,267,092	29,564
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	2,298,600	17,958
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	217,987	220,381
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	1,704,461
Ser. 98-1, Class H, 6.34s, 2030	779,000	281,419
Citigroup Commercial Mortgage Trust

Ser. 08-C7, Class A3, 6.096s, 2014	1,470,000	907,783
Ser. 08-C7, Class A2A, 6.034s, 2049	800,000	620,373
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.128s, 2037	1,717,656	133,118
FRB Ser. 06-AR7, Class 2A2A, 5.645s, 2036	151,154	57,438
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.376s, 2049	10,708,742	140,285
Ser. 06-CD2, Class X, IO, 0.086s, 2046	33,010,277	77,882
Ser. 07-CD4, Class XC, IO, 0.059s, 2049	35,807,417	150,391
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	730,972
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	910,340
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	710,000	415,676
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	405,000	141,750
Ser. 06-CN2A, Class J, 5.57s, 2019	324,000	81,000
FRB Ser. 01-J2A, Class A2F, 1.056s, 2034	653,000	547,800
Ser. 03-LB1A, Class X1, IO, 0.473s, 2038	3,544,289	108,087
Ser. 05-LP5, Class XC, IO, 0.095s, 2043	24,160,805	116,207
Ser. 06-C8, Class XS, IO, 0.085s, 2046	23,584,180	100,292
Ser. 05-C6, Class XC, IO, 0.064s, 2044	24,715,263	77,150
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	551,820	289,361
Ser. 05-24, Class 1AX, IO, 0.737s, 2035	3,673,215	44,624
Countrywide Home Loans FRB Ser. 05-HYB7, Class 6A1,
5.675s, 2035	28,604	13,158
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	351,105	362,175
IFB Ser. 05-R1, Class 1AS, IO, 5.43s, 2035	2,413,748	164,814
IFB Ser. 05-R2, Class 1AS, IO, 5.086s, 2035	2,527,362	172,571
Credit Suisse Mortgage Capital Certificates
Ser. 07-3, Class 1A1A, 5.837s, 2037	1,899,723	921,366
FRB Ser. 07-C4, Class A2, 5.81s, 2039	1,846,000	1,399,469
Ser. 06-C5, Class AX, IO, 0.12s, 2039	15,071,984	103,725
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.113s, 2049	48,885,924	244,430
Ser. 06-C4, Class AX, IO, 0.112s, 2039	30,798,924	288,355
Ser. 07-C1, Class AX, IO, 0.07s, 2040	31,721,453	136,529
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 1.122s, 2017	286,000	157,300
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	313,837
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,493,222
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	16,411
Ser. 04-C3, Class A3, 4.302s, 2036	29,574	29,428
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.506s, 2020	106,500	79,875
FRB Ser. 04-TF2A, Class J, 1.506s, 2016	278,000	166,800
FRB Ser. 04-TF2A, Class H, 1.256s, 2019	278,000	194,600
Ser. 01-CK1, Class AY, IO, 0.781s, 2035	24,399,921	228,161
Ser. 04-C4, Class AX, IO, 0.524s, 2039	3,597,425	56,950
Ser. 02-CP3, Class AX, IO, 0.416s, 2035	7,063,203	230,375
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	888,923	896,026
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	833,319
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	400,400
Fannie Mae
IFB Ser. 06-70, Class SM, 50.389s, 2036	129,734	194,347
IFB Ser. 07-75, Class JS, 48.185s, 2037	343,349	488,888
IFB Ser. 07-80, Class AS, 45.185s, 2037	305,946	441,284
IFB Ser. 06-62, Class PS, 36.769s, 2036	512,937	730,821
IFB Ser. 06-76, Class QB, 36.469s, 2036	550,203	784,584
IFB Ser. 06-48, Class TQ, 36.469s, 2036	1,021,819	1,418,790
IFB Ser. 07-W7, Class 1A4, 36.049s, 2037	564,489	722,546
IFB Ser. 07-1, Class NK, 32.88s, 2037	1,543,915	2,139,657
IFB Ser. 06-104, Class GS, 31.905s, 2036	365,875	476,454
IFB Ser. 06-104, Class ES, 30.841s, 2036	701,895	960,972
IFB Ser. 07-30, Class FS, 27.41s, 2037	431,053	529,281
IFB Ser. 05-37, Class SU, 27.112s, 2035	784,324	1,031,173
IFB Ser. 06-49, Class SE, 26.912s, 2036	847,430	1,126,726
IFB Ser. 06-115, Class ES, 24.472s, 2036	540,213	709,711
IFB Ser. 05-57, Class CD, 23.168s, 2035	425,999	510,021
IFB Ser. 05-115, Class NQ, 22.98s, 2036	292,636	341,258
IFB Ser. 05-74, Class CP, 22.836s, 2035	508,616	569,187
IFB Ser. 06-27, Class SP, 22.653s, 2036	792,536	1,011,881
IFB Ser. 06-8, Class HP, 22.653s, 2036	864,427	1,104,335
IFB Ser. 06-8, Class WK, 22.653s, 2036	1,377,541	1,745,891
IFB Ser. 05-99, Class SA, 22.653s, 2035	591,898	738,860
IFB Ser. 05-45, Class DA, 22.506s, 2035	997,406	1,225,473
IFB Ser. 05-74, Class DM, 22.47s, 2035	1,175,862	1,484,331
IFB Ser. 05-45, Class DC, 22.396s, 2035	703,751	891,917
IFB Ser. 05-57, Class DC, 20.079s, 2034	674,286	803,056
IFB Ser. 05-95, Class OP, 18.743s, 2035	383,901	453,367
IFB Ser. 05-74, Class SK, 18.695s, 2035	930,875	1,057,036
IFB Ser. 05-45, Class PC, 18.684s, 2034	334,020	380,730
IFB Ser. 05-74, Class CS, 18.585s, 2035	579,733	706,336
IFB Ser. 05-106, Class JC, 18.506s, 2035	265,932	302,234
IFB Ser. 05-95, Class CP, 18.306s, 2035	83,774	97,364
IFB Ser. 05-83, Class QP, 16.037s, 2034	210,699	224,352
IFB Ser. 05-72, Class SB, 15.57s, 2035	574,081	626,587
Ser. 02-T12, Class A4, 9 1/2s, 2042	73,972	81,323
Ser. 02-T6, Class A3, 9 1/2s, 2041	145,376	159,823
Ser. 04-T3, Class PT1, 8.924s, 2044	286,997	312,826
Ser. 03-W1, Class 2A, 7 1/2s, 2042	532,266	570,357
Ser. 02-T4, Class A3, 7 1/2s, 2041	103,541	110,951
Ser. 01-T3, Class A1, 7 1/2s, 2040	103,027	110,400
Ser. 01-T1, Class A1, 7 1/2s, 2040	227,264	243,527
Ser. 99-T2, Class A1, 7 1/2s, 2039	53,308	56,890

Ser. 386, Class 26, IO, 7 1/2s, 2038	73,667	6,734
Ser. 383, Class 88, IO, 7 1/2s, 2037	79,907	11,272
Ser. 383, Class 89, IO, 7 1/2s, 2037	65,235	9,207
Ser. 383, Class 87, IO, 7 1/2s, 2037	99,818	13,994
Ser. 02-T1, Class A3, 7 1/2s, 2031	266,134	285,180
Ser. 01-T5, Class A3, 7 1/2s, 2030	61,574	65,056
IFB Ser. 07-W6, Class 6A2, IO, 7.278s, 2037	659,213	60,977
IFB Ser. 06-90, Class SE, IO, 7.278s, 2036	813,016	89,295
IFB Ser. 03-66, Class SA, IO, 7.128s, 2033	1,016,764	91,387
Ser. 04-T3, Class 1A3, 7s, 2044	366,143	389,484
Ser. 01-W3, Class A, 7s, 2041	130,249	139,530
Ser. 386, Class 24, IO, 7s, 2038	81,554	6,838
Ser. 386, Class 25, IO, 7s, 2038	80,781	8,956
Ser. 386, Class 22, IO, 7s, 2038	87,961	7,405
Ser. 386, Class 21, IO, 7s, 2037	99,836	8,368
Ser. 386, Class 23, IO, 7s, 2037	97,852	8,234
Ser. 383, Class 84, IO, 7s, 2037	92,022	7,932
Ser. 383, Class 85, IO, 7s, 2037	80,240	6,982
Ser. 383, Class 79, IO, 7s, 2037	91,237	7,496
Ser. 383, Class 80, IO, 7s, 2037	204,086	19,006
Ser. 383, Class 81, IO, 7s, 2037	110,753	9,101
Ser. 383, Class 82, IO, 7s, 2037	109,151	9,331
Ser. 383, Class 83, IO, 7s, 2037	93,262	7,916
IFB Ser. 07-W6, Class 5A2, IO, 6.768s, 2037	1,019,984	89,249
IFB Ser. 07-W4, Class 4A2, IO, 6.758s, 2037	4,795,717	419,625
IFB Ser. 07-W2, Class 3A2, IO, 6.758s, 2037	1,233,771	107,955
IFB Ser. 06-115, Class BI, IO, 6.738s, 2036	1,205,059	96,389
IFB Ser. 05-113, Class AI, IO, 6.708s, 2036	257,265	20,307
IFB Ser. 06-58, Class SP, IO, 6.678s, 2036	3,867,145	275,650
IFB Ser. 05-52, Class DC, IO, 6.678s, 2035	722,993	67,829
IFB Ser. 06-60, Class SI, IO, 6.628s, 2036	2,520,549	254,043
IFB Ser. 06-60, Class UI, IO, 6.628s, 2036	536,078	40,576
IFB Ser. 04-24, Class CS, IO, 6.628s, 2034	1,817,527	143,087
IFB Ser. 07-W7, Class 3A2, IO, 6.608s, 2037	1,642,201	153,579
IFB Ser. 03-122, Class SA, IO, 6.578s, 2028	1,723,813	82,104
IFB Ser. 03-122, Class SJ, IO, 6.578s, 2028	1,790,764	88,302
IFB Ser. 06-60, Class DI, IO, 6.548s, 2035	726,474	53,037
IFB Ser. 04-60, Class SW, IO, 6.528s, 2034	2,609,682	237,553
Ser. 386, Class 19, IO, 6 1/2s, 2038	93,602	8,661
Ser. 386, Class 17, IO, 6 1/2s, 2037	144,942	13,679
Ser. 386, Class 16, IO, 6 1/2s, 2037	99,127	9,674
Ser. 383, Class 62, IO, 6 1/2s, 2037	129,911	12,622
Ser. 383, Class 69, IO, 6 1/2s, 2037	84,490	9,696
Ser. 383, Class 63, IO, 6 1/2s, 2037	102,058	10,079
Ser. 383, Class 64, IO, 6 1/2s, 2037	187,159	17,429
Ser. 383, Class 67, IO, 6 1/2s, 2037	99,465	9,532
Ser. 383, Class 58, IO, 6 1/2s, 2037	212,738	19,412
Ser. 383, Class 59, IO, 6 1/2s, 2037	136,185	13,036
Ser. 383, Class 61, IO, 6 1/2s, 2037	107,800	10,275
Ser. 383, Class 65, IO, 6 1/2s, 2037	129,296	12,783
Ser. 383, Class 66, IO, 6 1/2s, 2037	133,444	13,216
Ser. 383, Class 77, IO, 6 1/2s, 2037	81,985	7,999
Ser. 383, Class 78, IO, 6 1/2s, 2037	81,796	9,440
Ser. 381, Class 14, IO, 6 1/2s, 2037	742,655	66,839
Ser. 381, Class 16, IO, 6 1/2s, 2037	192,841	23,553
Ser. 381, Class 15, IO, 6 1/2s, 2037	315,842	28,426
Ser. 383, Class 73, IO, 6 1/2s, 2037	176,187	16,407
Ser. 383, Class 76, IO, 6 1/2s, 2037	107,842	10,726
Ser. 383, Class 70, IO, 6 1/2s, 2037	267,239	24,887
Ser. 383, Class 74, IO, 6 1/2s, 2037	146,348	13,629
Ser. 383, Class 71, IO, 6 1/2s, 2036	114,757	10,868
Ser. 383, Class 75, IO, 6 1/2s, 2036	92,308	8,890
IFB Ser. 05-65, Class KI, IO, 6.478s, 2035	5,894,678	542,734
IFB Ser. 08-10, Class LI, IO, 6.458s, 2038	403,531	41,476
IFB Ser. 08-01, Class GI, IO, 6.438s, 2037	5,397,357	480,282
IFB Ser. 07-39, Class LI, IO, 6.248s, 2037	220,982	19,139
IFB Ser. 07-23, Class SI, IO, 6.248s, 2037	1,139,514	83,592
IFB Ser. 07-54, Class CI, IO, 6.238s, 2037	866,381	82,854
IFB Ser. 07-39, Class PI, IO, 6.238s, 2037	839,111	61,416
IFB Ser. 07-28, Class SE, IO, 6.228s, 2037	909,158	86,220
IFB Ser. 06-128, Class SH, IO, 6.228s, 2037	1,051,704	79,723
IFB Ser. 05-12, Class SC, IO, 6.228s, 2035	860,872	90,747
IFB Ser. 05-17, Class ES, IO, 6.228s, 2035	1,145,734	121,826
IFB Ser. 05-17, Class SY, IO, 6.228s, 2035	533,001	55,458
IFB Ser. 07-W5, Class 2A2, IO, 6.218s, 2037	518,564	42,549
IFB Ser. 07-30, Class IE, IO, 6.218s, 2037	2,594,213	367,149
IFB Ser. 06-123, Class CI, IO, 6.218s, 2037	2,040,650	192,054
IFB Ser. 06-123, Class UI, IO, 6.218s, 2037	914,473	86,773
IFB Ser. 05-82, Class SY, IO, 6.208s, 2035	2,259,141	187,977
IFB Ser. 05-45, Class EW, IO, 6.198s, 2035	1,996,248	153,188
IFB Ser. 05-45, Class SR, IO, 6.198s, 2035	3,060,404	229,533
IFB Ser. 07-15, Class BI, IO, 6.178s, 2037	1,475,648	130,533
IFB Ser. 06-126, Class CS, IO, 6.178s, 2037	589,771	48,375
IFB Ser. 06-16, Class SM, IO, 6.178s, 2036	768,267	85,017
IFB Ser. 05-95, Class CI, IO, 6.178s, 2035	1,359,437	146,316
IFB Ser. 05-84, Class SG, IO, 6.178s, 2035	2,241,928	195,862
IFB Ser. 05-57, Class NI, IO, 6.178s, 2035	465,268	32,912
IFB Ser. 05-54, Class SA, IO, 6.178s, 2035	2,144,538	162,490
IFB Ser. 05-23, Class SG, IO, 6.178s, 2035	1,727,156	130,477
IFB Ser. 05-17, Class SA, IO, 6.178s, 2035	1,523,940	149,226
IFB Ser. 05-17, Class SE, IO, 6.178s, 2035	1,655,631	119,207
IFB Ser. 05-57, Class DI, IO, 6.178s, 2035	4,404,685	355,970
IFB Ser. 05-83, Class QI, IO, 6.168s, 2035	375,082	31,346
IFB Ser. 06-128, Class GS, IO, 6.158s, 2037	964,994	89,933
IFB Ser. 06-114, Class IS, IO, 6.128s, 2036	1,030,596	84,803
IFB Ser. 06-116, Class ES, IO, 6.128s, 2036	664,366	49,400
IFB Ser. 06-115, Class GI, IO, 6.118s, 2036	1,012,041	83,609
IFB Ser. 06-115, Class IE, IO, 6.118s, 2036	783,154	66,050
IFB Ser. 06-117, Class SA, IO, 6.118s, 2036	1,178,521	97,950

IFB Ser. 06-121, Class SD, IO, 6.118s, 2036	1,951,281	172,902
IFB Ser. 06-109, Class SG, IO, 6.108s, 2036	1,398,750	116,501
IFB Ser. 06-104, Class IM, IO, 6.098s, 2036	335,586	28,631
IFB Ser. 06-104, Class SY, IO, 6.098s, 2036	702,019	51,498
IFB Ser. 06-109, Class SH, IO, 6.098s, 2036	1,045,669	118,890
IFB Ser. 07-W6, Class 4A2, IO, 6.078s, 2037	4,275,130	374,074
IFB Ser. 06-128, Class SC, IO, 6.078s, 2037	3,283,296	277,668
IFB Ser. 06-104, Class IC, IO, 6.078s, 2036	3,479,143	328,118
IFB Ser. 06-104, Class SG, IO, 6.078s, 2036	1,344,608	100,051
IFB Ser. 06-43, Class SI, IO, 6.078s, 2036	1,815,574	151,580
IFB Ser. 06-44, Class IS, IO, 6.078s, 2036	1,583,814	126,148
IFB Ser. 06-8, Class JH, IO, 6.078s, 2036	3,665,090	327,586
IFB Ser. 09-12, Class CI, IO, 6.078s, 2036	4,262,069	437,800
IFB Ser. 05-122, Class SG, IO, 6.078s, 2035	786,677	78,078
IFB Ser. 06-101, Class SA, IO, 6.058s, 2036	3,633,529	303,073
IFB Ser. 06-92, Class JI, IO, 6.058s, 2036	799,370	62,804
IFB Ser. 06-92, Class LI, IO, 6.058s, 2036	1,167,085	96,783
IFB Ser. 06-96, Class ES, IO, 6.058s, 2036	1,254,483	98,329
IFB Ser. 06-99, Class AS, IO, 6.058s, 2036	906,244	84,322
IFB Ser. 06-60, Class YI, IO, 6.048s, 2036	1,071,238	102,817
IFB Ser. 06-85, Class TS, IO, 6.038s, 2036	1,951,255	143,973
IFB Ser. 06-61, Class SE, IO, 6.028s, 2036	1,849,031	134,959
IFB Ser. 07-75, Class PI, IO, 6.018s, 2037	1,345,503	100,395
IFB Ser. 07-W7, Class 2A2, IO, 6.008s, 2037	3,358,992	325,520
Ser. 389, Class 6, IO, 6s, 2038	92,772	9,045
Ser. 386, Class 10, IO, 6s, 2038	88,079	8,725
Ser. 383, Class 46, IO, 6s, 2038	304,581	27,793
Ser. 383, Class 47, IO, 6s, 2038	269,579	24,599
Ser. 383, Class 48, IO, 6s, 2038	241,959	23,893
Ser. 383, Class 52, IO, 6s, 2038	97,951	9,341
Ser. 386, Class 9, IO, 6s, 2038	428,970	39,680
Ser. 383, Class 32, IO, 6s, 2038	417,921	41,270
Ser. 383, Class 33, IO, 6s, 2038	355,817	35,137
Ser. 383, Class 37, IO, 6s, 2038	138,891	13,082
Ser. 386, Class 7, IO, 6s, 2038	528,005	50,490
Ser. 383, Class 34, IO, 6s, 2037	146,055	14,423
Ser. 383, Class 35, IO, 6s, 2037	120,108	11,253
Ser. 383, Class 36, IO, 6s, 2037	93,607	8,768
Ser. 383, Class 38, IO, 6s, 2037	82,124	7,621
Ser. 383, Class 50, IO, 6s, 2037	164,999	15,056
Ser. 386, Class 6, IO, 6s, 2037	254,347	24,004
Ser. 383, Class 49, IO, 6s, 2037	124,802	12,343
Ser. 383, Class 51, IO, 6s, 2037	128,162	11,647
Ser. 383, Class 57, IO, 6s, 2037	78,428	8,736
Ser. 383, Class 98, IO, 6s, 2022	130,945	10,968
Ser. 383, Class 99, IO, 6s, 2022	67,981	5,588
IFB Ser. 07-88, Class MI, IO, 5.998s, 2037	406,777	36,402
Ser. 06-94, Class NI, IO, 5.978s, 2036	660,726	42,504
IFB Ser. 09-12, Class AI, IO, 5.978s, 2037	3,819,273	329,909
IFB Ser. 07-116, Class IA, IO, 5.978s, 2037	5,120,285	411,786
IFB Ser. 07-103, Class AI, IO, 5.978s, 2037	5,802,242	462,091
IFB Ser. 07-1, Class NI, IO, 5.978s, 2037	2,985,860	298,413
IFB Ser. 07-15, Class NI, IO, 5.978s, 2022	1,511,453	116,921
IFB Ser. 08-3, Class SC, IO, 5.928s, 2038	335,692	31,655
IFB Ser. 07-109, Class XI, IO, 5.928s, 2037	845,724	76,926
IFB Ser. 07-109, Class YI, IO, 5.928s, 2037	1,254,336	91,119
IFB Ser. 07-W8, Class 2A2, IO, 5.928s, 2037	2,243,009	141,839
IFB Ser. 07-88, Class JI, IO, 5.928s, 2037	1,723,133	143,425
IFB Ser. 07-54, Class KI, IO, 5.918s, 2037	646,495	50,788
IFB Ser. 07-30, Class JS, IO, 5.918s, 2037	2,112,462	191,204
IFB Ser. 07-30, Class LI, IO, 5.918s, 2037	3,207,170	260,935
IFB Ser. 07-30, Class OI, IO, 5.918s, 2037	4,214,106	341,090
IFB Ser. 07-W2, Class 1A2, IO, 5.908s, 2037	966,253	76,189
IFB Ser. 07-106, Class SN, IO, 5.888s, 2037	1,342,208	97,411
IFB Ser. 07-54, Class IA, IO, 5.888s, 2037	1,128,390	99,789
IFB Ser. 07-54, Class IB, IO, 5.888s, 2037	1,128,390	99,789
IFB Ser. 07-54, Class IC, IO, 5.888s, 2037	1,128,390	99,789
IFB Ser. 07-54, Class ID, IO, 5.888s, 2037	1,128,390	99,789
IFB Ser. 07-54, Class IE, IO, 5.888s, 2037	1,128,390	99,789
IFB Ser. 07-54, Class IF, IO, 5.888s, 2037	1,679,064	136,390
IFB Ser. 07-54, Class NI, IO, 5.888s, 2037	1,017,013	76,127
IFB Ser. 07-54, Class UI, IO, 5.888s, 2037	1,386,706	124,706
IFB Ser. 07-109, Class AI, IO, 5.878s, 2037	4,421,557	293,301
IFB Ser. 07-91, Class AS, IO, 5.878s, 2037	869,384	65,479
IFB Ser. 07-91, Class HS, IO, 5.878s, 2037	944,244	81,589
IFB Ser. 07-15, Class CI, IO, 5.858s, 2037	3,796,590	335,789
IFB Ser. 06-115, Class JI, IO, 5.858s, 2036	2,730,069	223,727
IFB Ser. 07-109, Class PI, IO, 5.828s, 2037	1,403,845	111,536
IFB Ser. 06-123, Class LI, IO, 5.798s, 2037	1,835,826	138,017
IFB Ser. 08-1, Class NI, IO, 5.728s, 2037	2,476,120	216,588
IFB Ser. 07-116, Class BI, IO, 5.728s, 2037	4,694,093	355,947
IFB Ser. 08-01, Class AI, IO, 5.728s, 2037	6,599,398	450,297
IFB Ser. 08-10, Class GI, IO, 5.708s, 2038	1,684,834	126,031
IFB Ser. 08-1, Class HI, IO, 5.678s, 2037	3,057,762	205,735
IFB Ser. 07-39, Class AI, IO, 5.598s, 2037	1,973,209	141,597
IFB Ser. 07-32, Class SD, IO, 5.588s, 2037	1,343,357	99,755
IFB Ser. 07-30, Class UI, IO, 5.578s, 2037	1,101,949	99,369
IFB Ser. 07-1, Class CI, IO, 5.578s, 2037	1,272,514	105,315
IFB Ser. 05-14, Class SE, IO, 5.528s, 2035	812,941	57,776
Ser. 06-W3, Class 1AS, IO, 5.509s, 2046	4,561,549	313,606
IFB Ser. 09-12, Class DI, IO, 5.508s, 2037	3,242,312	240,482
Ser. 383, Class 18, IO, 5 1/2s, 2038	485,085	47,902
Ser. 383, Class 19, IO, 5 1/2s, 2038	441,544	43,602
Ser. 383, Class 25, IO, 5 1/2s, 2038	80,854	6,931
Ser. 386, Class 4, IO, 5 1/2s, 2037	110,078	9,517
Ser. 386, Class 5, IO, 5 1/2s, 2037	86,552	7,534
Ser. 383, Class 15, IO, 5 1/2s, 2037	82,252	6,961
Ser. 383, Class 4, IO, 5 1/2s, 2037	669,084	57,548
Ser. 383, Class 5, IO, 5 1/2s, 2037	424,865	43,018

Ser. 383, Class 6, IO, 5 1/2s, 2037	381,124	35,730
Ser. 383, Class 7, IO, 5 1/2s, 2037	375,579	35,211
Ser. 383, Class 8, IO, 5 1/2s, 2037	155,103	14,541
Ser. 383, Class 9, IO, 5 1/2s, 2037	147,954	13,871
Ser. 383, Class 20, IO, 5 1/2s, 2037	275,926	27,248
Ser. 383, Class 21, IO, 5 1/2s, 2037	260,202	25,695
Ser. 383, Class 22, IO, 5 1/2s, 2037	176,213	17,401
Ser. 383, Class 23, IO, 5 1/2s, 2037	158,718	15,673
Ser. 383, Class 24, IO, 5 1/2s, 2037	109,296	9,543
Ser. 383, Class 26, IO, 5 1/2s, 2037	85,708	8,992
Ser. 383, Class 95, IO, 5 1/2s, 2022	209,297	18,837
Ser. 383, Class 97, IO, 5 1/2s, 2022	87,603	8,649
Ser. 383, Class 94, IO, 5 1/2s, 2022	109,786	8,691
Ser. 383, Class 96, IO, 5 1/2s, 2022	112,925	8,284
IFB Ser. 05-58, Class IK, IO, 5.478s, 2035	1,737,500	134,276
IFB Ser. 08-1, Class BI, IO, 5.388s, 2038	3,293,381	220,093
IFB Ser. 07-75, Class ID, IO, 5.348s, 2037	1,098,911	89,281
Ser. 383, Class 2, IO, 5s, 2037	91,554	11,491
Ser. 383, Class 92, IO, 5s, 2022	93,258	7,291
Ser. 03-W12, Class 2, IO, 2.219s, 2043	2,183,450	104,425
Ser. 03-W10, Class 3, IO, 1.93s, 2043	2,047,917	82,271
Ser. 03-W10, Class 1, IO, 1.909s, 2043	5,124,645	204,726
Ser. 03-W8, Class 12, IO, 1.632s, 2042	9,462,757	324,291
Ser. 03-W17, Class 12, IO, 1.143s, 2033	2,801,611	65,906
Ser. 03-T2, Class 2, IO, 0.809s, 2042	14,004,980	239,120
Ser. 03-W3, Class 2IO1, IO, 0.679s, 2042	1,360,479	20,048
Ser. 03-W6, Class 51, IO, 0.673s, 2042	3,872,520	54,499
Ser. 01-T12, Class IO, 0.565s, 2041	7,135,603	94,552
Ser. 03-W2, Class 1, IO, 0.466s, 2042	7,176,827	71,425
Ser. 03-W3, Class 1, IO, 0.439s, 2042	13,181,990	123,750
Ser. 02-T1, Class IO, IO, 0.427s, 2031	6,214,802	52,646
Ser. 03-W6, Class 3, IO, 0.367s, 2042	5,511,717	38,986
Ser. 03-W6, Class 23, IO, 0.352s, 2042	5,790,694	39,231
Ser. 03-W4, Class 3A, IO, 0.345s, 2042	5,730,476	44,560
Ser. 07-64, Class LO, Principal only (PO), zero %, 2037	524,239	470,541
Ser. 06-56, Class XF, zero %, 2036	72,905	68,433
Ser. 06-47, Class VO, PO, zero %, 2036	142,457	135,023
Ser. 08-37, Class DO, PO, zero %, 2033	442,000	383,042
Ser. 04-61, Class JO, PO, zero %, 2032	353,915	331,892
Ser. 326, Class 1, PO, zero %, 2032	397,565	365,188
Ser. 318, Class 1, PO, zero %, 2032	149,556	137,841
Ser. 314, Class 1, PO, zero %, 2031	715,819	662,129
FRB Ser. 06-115, Class SN, zero %, 2036	423,424	303,471
FRB Ser. 06-104, Class EK, zero %, 2036	101,356	101,447
FRB Ser. 05-117, Class GF, zero %, 2036	84,118	81,982
FRB Ser. 05-57, Class UL, zero %, 2035	781,278	757,081
FRB Ser. 05-36, Class QA, zero %, 2035	184,442	157,389
FRB Ser. 05-65, Class CU, zero %, 2034	109,982	101,963
FRB Ser. 05-77, Class HF, zero %, 2034	235,669	223,491
FRB Ser. 05-81, Class DF, zero %, 2033	81,716	79,524
FRB Ser. 06-1, Class HF, zero %, 2032	65,937	64,965
IFB Ser. 06-75, Class FY, zero %, 2036	168,618	164,773
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	76,486	84,039
IFB Ser. T-56, Class 2ASI, IO, 7.578s, 2043	654,216	60,106
Ser. T-58, Class 4A, 7 1/2s, 2043	347,684	368,437
Ser. T-51, Class 2A, 7 1/2s, 2042	406,339	433,640
Ser. T-42, Class A5, 7 1/2s, 2042	294,014	313,768
Ser. T-41, Class 2A, 6.979s, 2032	45,678	47,748
Ser. T-56, Class A, IO, 0.524s, 2043	3,739,005	41,790
Ser. T-56, Class 3, IO, 0.356s, 2043	3,937,766	36,860
Ser. T-56, Class 1, IO, 0.278s, 2043	5,106,480	31,943
Ser. T-56, Class 2, IO, 0.006s, 2043	4,619,627	6,949
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	987,277	691,094
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.722s, 2035	638,080	287,136
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.683s, 2033	12,930,844	275,374
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	960,108
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	162,450
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	833,250
Freddie Mac
IFB Ser. 3202, Class HM, 30.469s, 2036	232,247	308,602
IFB Ser. 3182, Class PS, 26 3/8s, 2032	799,497	1,065,722
IFB Ser. 3211, Class SI, IO, 25.327s, 2036	82,759	36,013
IFB Ser. 2976, Class KL, 22.344s, 2035	904,931	1,054,525
IFB Ser. 2979, Class AS, 22.234s, 2034	217,305	259,288
IFB Ser. 3065, Class DC, 18.191s, 2035	821,930	994,062
IFB Ser. 2990, Class LB, 15.524s, 2034	954,179	1,039,359
IFB Ser. 2927, Class SI, IO, 7s, 2035	1,256,454	130,057
IFB Ser. 2828, Class GI, IO, 6.944s, 2034	1,513,841	156,216
IFB Ser. 3184, Class SP, IO, 6.794s, 2033	1,316,296	118,109
IFB Ser. 2869, Class JS, IO, 6.694s, 2034	3,095,696	203,155
IFB Ser. 2882, Class LS, IO, 6.644s, 2034	624,388	55,826
IFB Ser. 3149, Class SE, IO, 6.594s, 2036	1,059,328	98,253
IFB Ser. 3203, Class SH, IO, 6.584s, 2036	765,410	77,568
IFB Ser. 2815, Class PT, IO, 6.494s, 2032	1,484,099	91,823
IFB Ser. 2828, Class TI, IO, 6.494s, 2030	680,439	59,977
IFB Ser. 3397, Class GS, IO, 6.444s, 2037	773,743	63,831
IFB Ser. 3297, Class BI, IO, 6.204s, 2037	3,356,919	293,724
IFB Ser. 3287, Class SD, IO, 6.194s, 2037	1,305,598	113,064
IFB Ser. 3281, Class BI, IO, 6.194s, 2037	637,945	50,651
IFB Ser. 3281, Class CI, IO, 6.194s, 2037	610,181	48,252
IFB Ser. 3249, Class SI, IO, 6.194s, 2036	592,315	56,813

IFB Ser. 3028, Class ES, IO, 6.194s, 2035	2,263,186	242,693
IFB Ser. 2922, Class SE, IO, 6.194s, 2035	1,724,527	142,385
IFB Ser. 3236, Class ES, IO, 6.144s, 2036	1,245,082	80,000
IFB Ser. 3136, Class NS, IO, 6.144s, 2036	2,088,266	198,270
IFB Ser. 3118, Class SD, IO, 6.144s, 2036	2,770,359	212,538
IFB Ser. 2950, Class SM, IO, 6.144s, 2016	1,912,518	138,037
IFB Ser. 3256, Class S, IO, 6.134s, 2036	1,465,137	122,762
IFB Ser. 3031, Class BI, IO, 6.134s, 2035	745,225	68,484
IFB Ser. 3244, Class SB, IO, 6.104s, 2036	916,208	69,156
IFB Ser. 3244, Class SG, IO, 6.104s, 2036	1,074,791	92,135
IFB Ser. 3236, Class IS, IO, 6.094s, 2036	1,652,011	123,189
IFB Ser. 2962, Class BS, IO, 6.094s, 2035	4,102,508	246,143
IFB Ser. 3114, Class TS, IO, 6.094s, 2030	4,488,480	353,540
IFB Ser. 3128, Class JI, IO, 6.074s, 2036	2,460,561	219,136
IFB Ser. 2990, Class LI, IO, 6.074s, 2034	1,446,023	136,860
IFB Ser. 3240, Class S, IO, 6.064s, 2036	3,117,853	268,391
IFB Ser. 3229, Class BI, IO, 6.064s, 2036	269,044	19,718
IFB Ser. 3065, Class DI, IO, 6.064s, 2035	570,628	55,426
IFB Ser. 3145, Class GI, IO, 6.044s, 2036	2,026,929	190,662
IFB Ser. 3114, Class GI, IO, 6.044s, 2036	833,980	71,887
IFB Ser. 3510, Class IB, IO, 6.044s, 2036	1,394,835	162,847
IFB Ser. 3339, Class JI, IO, 6.034s, 2037	3,275,027	213,406
IFB Ser. 3218, Class AS, IO, 6.024s, 2036	1,123,065	87,232
IFB Ser. 3221, Class SI, IO, 6.024s, 2036	1,329,225	104,151
IFB Ser. 3153, Class UI, IO, 6.014s, 2036	771,260	102,281
IFB Ser. 3153, Class QI, IO, 5.994s, 2036	701,984	70,746
IFB Ser. 3202, Class PI, IO, 5.984s, 2036	5,824,468	470,227
IFB Ser. 3355, Class MI, IO, 5.944s, 2037	933,056	67,548
IFB Ser. 3349, Class AS, IO, 5.944s, 2037	8,208,524	675,861
IFB Ser. 3510, Class IA, IO, 5.944s, 2037	2,582,295	196,719
IFB Ser. 3201, Class SG, IO, 5.944s, 2036	1,723,179	144,023
IFB Ser. 3203, Class SE, IO, 5.944s, 2036	1,525,996	123,606
IFB Ser. 3238, Class LI, IO, 5.934s, 2036	176,846	14,042
IFB Ser. 3171, Class PS, IO, 5.929s, 2036	1,415,010	129,676
IFB Ser. 3510, Class CI, IO, 5.924s, 2037	3,568,465	294,684
IFB Ser. 3152, Class SY, IO, 5.924s, 2036	1,762,102	153,655
IFB Ser. 3510, Class DI, IO, 5.924s, 2035	2,256,106	190,573
IFB Ser. 3181, Class PS, IO, 5.914s, 2036	893,146	80,392
IFB Ser. 3366, Class SA, IO, 5.894s, 2037	326,818	27,249
IFB Ser. 3284, Class BI, IO, 5.894s, 2037	1,043,933	80,843
IFB Ser. 3260, Class SA, IO, 5.894s, 2037	977,011	65,728
IFB Ser. 3199, Class S, IO, 5.894s, 2036	963,978	63,179
IFB Ser. 3284, Class LI, IO, 5.884s, 2037	4,217,198	357,762
IFB Ser. 3281, Class AI, IO, 5.874s, 2037	3,838,047	311,419
IFB Ser. 3311, Class EI, IO, 5.854s, 2037	1,141,323	88,577
IFB Ser. 3311, Class IA, IO, 5.854s, 2037	1,587,686	130,794
IFB Ser. 3311, Class IB, IO, 5.854s, 2037	1,587,686	130,794
IFB Ser. 3311, Class IC, IO, 5.854s, 2037	1,587,686	130,794
IFB Ser. 3311, Class ID, IO, 5.854s, 2037	1,587,686	130,794
IFB Ser. 3311, Class IE, IO, 5.854s, 2037	2,264,823	186,576
IFB Ser. 3510, Class AS, IO, 5.854s, 2037	6,493,307	526,477
IFB Ser. 3240, Class GS, IO, 5.824s, 2036	1,908,408	150,459
IFB Ser. 3257, Class SI, IO, 5.764s, 2036	821,483	63,302
IFB Ser. 3225, Class JY, IO, 5.734s, 2036	3,568,549	291,147
IFB Ser. 3416, Class BI, IO, 5.694s, 2038	704,887	58,834
IFB Ser. 3339, Class TI, IO, 5.584s, 2037	1,674,696	125,334
IFB Ser. 3284, Class CI, IO, 5.564s, 2037	2,934,882	238,104
IFB Ser. 3016, Class SQ, IO, 5.554s, 2035	1,465,814	88,611
IFB Ser. 3510, Class IC, IO, 5.524s, 2037	2,786,635	210,252
IFB Ser. 3510, Class BI, IO, 5.474s, 2037	3,355,750	239,399
IFB Ser. 3397, Class SQ, IO, 5.414s, 2037	2,323,179	172,570
IFB Ser. 3424, Class UI, IO, 5.204s, 2037	245,891	16,833
Ser. 3369, Class BO, PO, zero %, 2037	78,666	75,115
Ser. 3327, Class IF, IO, zero %, 2037	342,417	468
Ser. 3391, PO, zero %, 2037	135,312	116,736
Ser. 3292, Class DO, PO, zero %, 2037	117,603	95,753
Ser. 3300, PO, zero %, 2037	716,286	627,646
Ser. 3175, Class MO, PO, zero %, 2036	116,654	102,822
Ser. 3210, PO, zero %, 2036	71,466	63,684
Ser. 2858, Class MO, PO, zero %, 2034	62,967	53,401
Ser. 2587, Class CO, PO, zero %, 2032	584,526	544,419
Ser. 201, PO, zero %, 2029	433,829	369,314
FRB Ser. 3349, Class DO, zero %, 2037	209,419	186,013
FRB Ser. 3326, Class XF, zero %, 2037	489,081	467,911
FRB Ser. 3326, Class YF, zero %, 2037	799,973	760,964
FRB Ser. 3263, Class TA, zero %, 2037	107,440	108,064
FRB Ser. 3241, Class FH, zero %, 2036	169,366	165,614
FRB Ser. 3231, Class XB, zero %, 2036	44,705	43,794
FRB Ser. 3231, Class X, zero %, 2036	105,490	103,227
FRB Ser. 3147, Class SF, zero %, 2036	275,079	276,080
FRB Ser. 3117, Class AF, zero %, 2036	72,096	64,167
FRB Ser. 3047, Class BD, zero %, 2035	216,230	194,176
FRB Ser. 3326, Class WF, zero %, 2035	778,271	713,433
FRB Ser. 3036, Class AS, zero %, 2035	76,926	69,397
FRB Ser. 3003, Class XF, zero %, 2035	835,436	766,183
FRB Ser. 2980, Class BU, zero %, 2035	198,920	192,382
FRB Ser. 2947, Class GF, zero %, 2034	200,763	184,752
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.077s, 2043	34,489,428	170,092
Ser. 07-C1, Class XC, IO, 0.074s, 2019	73,531,607	254,287
Ser. 05-C3, Class XC, IO, 0.066s, 2045	93,061,395	231,098
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.922s, 2036	162,000	161,643
Ser. 97-C1, Class X, IO, 1.11s, 2029	1,696,969	74,761
Ser. 05-C1, Class X1, IO, 0.216s, 2043	38,841,352	262,697
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	261,488
Ser. 06-C1, Class XC, IO, 0.07s, 2045	66,560,421	177,268
Government National Mortgage Association

IFB Ser. 07-38, Class AS, 47.23s, 2037	907,093	1,266,283
IFB Ser. 06-34, Class SA, 36.27s, 2036	119,793	154,189
IFB Ser. 07-44, Class SP, 33.574s, 2036	522,830	658,684
IFB Ser. 05-66, Class SP, 18.979s, 2035	481,857	558,863
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	103,056	11,926
IFB Ser. 05-68, Class PU, IO, 6.755s, 2032	176,649	15,733
IFB Ser. 04-59, Class SC, IO, 6.644s, 2034	689,032	61,483
IFB Ser. 07-35, Class TY, IO, 6.355s, 2035	1,230,982	67,987
IFB Ser. 07-22, Class S, IO, 6.255s, 2037	1,004,680	89,360
IFB Ser. 07-26, Class SD, IO, 6.244s, 2037	1,627,580	101,418
IFB Ser. 07-26, Class SL, IO, 6.244s, 2037	74,120	8,136
IFB Ser. 07-51, Class SJ, IO, 6.205s, 2037	1,154,386	97,199
IFB Ser. 07-58, Class PS, IO, 6.155s, 2037	484,838	36,502
IFB Ser. 07-59, Class PS, IO, 6 1/8s, 2037	899,336	60,436
IFB Ser. 07-59, Class SP, IO, 6 1/8s, 2037	2,266,290	160,297
IFB Ser. 07-68, Class PI, IO, 6.105s, 2037	1,210,734	85,111
IFB Ser. 07-48, Class SB, IO, 6.094s, 2037	1,226,793	84,487
IFB Ser. 07-17, Class AI, IO, 5.994s, 2037	3,747,220	292,602
IFB Ser. 06-28, Class GI, IO, 5.955s, 2035	1,482,127	107,611
IFB Ser. 07-9, Class AI, IO, 5.944s, 2037	1,428,943	109,937
IFB Ser. 05-65, Class SI, IO, 5.805s, 2035	1,558,717	107,941
IFB Ser. 07-17, Class IB, IO, 5.705s, 2037	756,882	67,143
IFB Ser. 06-10, Class SM, IO, 5.705s, 2036	5,482,348	364,905
IFB Ser. 06-14, Class S, IO, 5.705s, 2036	1,325,069	88,207
IFB Ser. 06-11, Class ST, IO, 5.695s, 2036	822,346	53,378
IFB Ser. 07-17, Class IC, IO, 5.694s, 2037	1,949,701	149,755
IFB Ser. 07-7, Class JI, IO, 5.655s, 2037	2,322,625	113,404
IFB Ser. 07-25, Class KS, IO, 5.644s, 2037	370,349	28,906
IFB Ser. 07-21, Class S, IO, 5.644s, 2037	1,937,162	131,095
IFB Ser. 07-31, Class AI, IO, 5.624s, 2037	1,117,431	114,499
IFB Ser. 07-43, Class SC, IO, 5.544s, 2037	1,186,282	78,483
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	1,791,418	454
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	5,245,777	1,330
Ser. 07-73, Class MO, PO, zero %, 2037	264,949	244,328
Ser. 06-36, Class OD, PO, zero %, 2036	65,942	61,908
FRB Ser. 07-73, Class KI, IO, zero %, 2037	2,646,278	7,105
FRB Ser. 07-73, Class KM, zero %, 2037	264,307	210,491
FRB Ser. 07-49, Class UF, zero %, 2037	62,160	59,451
FRB Ser. 07-35, Class UF, zero %, 2037	132,374	130,745
FRB Ser. 07-22, Class TA, zero %, 2037	78,881	77,094
FRB Ser. 06-56, Class YF, zero %, 2036	131,453	125,465
FRB Ser. 98-2, Class EA, PO, zero %, 2028	208,112	185,381
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	2,035,754	40,715
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037 (F)	1,346,000	1,177,186
Ser. 05-GG5, Class XC, IO, 0.066s, 2037	75,333,296	188,657
Greenwich Capital Commercial Funding Corp. 144A Ser.
07-GG9, Class X, IO, 0.322s, 2039	11,093,576	134,535
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	928,000	612,917
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,112,026
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	34,246
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	528,000	418,440
FRB Ser. 07-EOP, Class J, 1.368s, 2020	171,000	106,844
Ser. 06-GG8, Class X, IO, 0.666s, 2039	10,603,221	234,515
Ser. 04-C1, Class X1, IO, 0.364s, 2028	5,453,589	28,912
Ser. 03-C1, Class X1, IO, 0.238s, 2040	8,271,653	148,905
Ser. 06-GG6, Class XC, IO, 0.046s, 2038	45,498,398	88,699
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	112,013	107,004
Ser. 05-RP3, Class 1A3, 8s, 2035	378,918	357,893
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	303,195	282,273
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	329,555	322,515
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	359,431	347,840
IFB Ser. 04-4, Class 1AS, IO, 5.619s, 2034	5,875,444	401,183
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.828s, 2035	628,493	358,241
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands) (In default)	100,429	1,808
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.111s, 2037	1,457,043	684,810
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.632s, 2037	2,177,937	1,168,629
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.574s, 2036	1,711,106	804,220
FRB Ser. 07-AR11, Class 1A1, 5.456s, 2037	1,347,512	485,104
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	256,360
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	1,738,000	619,424
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	8,744,000	5,806,466
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	1,559,475
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	1,157,000	741,967
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,188,857
Ser. 07-CB20, Class A4, 5.794s, 2051	515,000	343,367
FRB Ser. 04-PNC1, Class A4, 5.395s, 2041	16,000	12,421
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	32,615
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	28,471
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	335,210
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	14,086,654	300,319
Ser. 06-CB17, Class X, IO, 0.513s, 2043 (F)	17,546,556	349,371
Ser. 06-LDP9, Class X, IO, 0.455s, 2047 (F)	4,092,972	66,323
Ser. 06-CB16, Class X1, IO, 0.443s, 2045	16,031,065	137,460
Ser. 07-LDPX, Class X, IO, 0.347s, 2049 (F)	21,943,017	246,555
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	459,608

Ser. 03-ML1A, Class X1, IO, 0.565s, 2039	1,641,877	48,789
Ser. 05-CB12, Class X1, IO, 0.111s, 2037 (F)	21,981,296	140,023
Ser. 05-LDP3, Class X1, IO, 0.088s, 2042 (F)	54,880,811	280,542
Ser. 07-CB20, Class X1, IO, 0.073s, 2051 (F)	35,182,411	243,468
Ser. 06-LDP6, Class X1, IO, 0.062s, 2043 (F)	44,186,308	144,707
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	227,870
Ser. 99-C1, Class G, 6.41s, 2031	337,198	64,837
Ser. 98-C4, Class G, 5.6s, 2035	260,000	208,000
Ser. 98-C4, Class H, 5.6s, 2035	441,000	75,355
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	13,219
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	603,697
Ser. 07-C2, Class XW, IO, 0.541s, 2040	4,720,297	95,856
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	12,490,435	315,085
Ser. 03-C5, Class XCL, IO, 0.243s, 2037	6,427,134	107,635
Ser. 05-C3, Class XCL, IO, 0.205s, 2040	26,399,479	364,709
Ser. 05-C2, Class XCL, IO, 0.165s, 2040	69,937,849	478,284
Ser. 05-C7, Class XCL, IO, 0.139s, 2040	33,810,864	182,981
Ser. 05-C5, Class XCL, IO, 0.137s, 2020	28,165,011	253,710
Ser. 06-C7, Class XCL, IO, 0.118s, 2038	19,095,694	191,648
Ser. 06-C1, Class XCL, IO, 0.081s, 2041	42,650,492	277,314
Ser. 07-C2, Class XCL, IO, 0.061s, 2040	40,561,811	294,706
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.506s, 2017	377,000	226,200
FRB Ser. 05-LLFA, Class J, 1.356s, 2018	173,000	86,500
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 37.789s, 2036	241,687	274,528
IFB Ser. 07-5, Class 4A3, 36.949s, 2037	743,251	743,251
IFB Ser. 06-7, Class 4A2, IO, 7.228s, 2036	1,238,420	110,393
IFB Ser. 07-5, Class 8A2, IO, 7.198s, 2036	1,211,136	92,235
Ser. 07-1, Class 3A2, IO, 6.728s, 2037	1,543,824	128,086
IFB Ser. 06-9, Class 3A2, IO, 6.708s, 2037	887,620	71,010
IFB Ser. 07-4, Class 3A2, IO, 6.678s, 2037	1,171,145	81,805
IFB Ser. 06-5, Class 2A2, IO, 6.628s, 2036	2,636,891	210,951
IFB Ser. 07-2, Class 2A13, IO, 6.168s, 2037	2,184,504	174,760
IFB Ser. 07-4, Class 2A2, IO, 6.148s, 2037	4,966,388	335,231
IFB Ser. 07-1, Class 2A3, IO, 6.108s, 2037	2,461,357	209,215
Ser. 06-9, Class 2A3, IO, 6.098s, 2036	3,039,861	209,770
IFB Ser. 06-9, Class 2A2, IO, 6.098s, 2037	2,240,298	150,987
IFB Ser. 06-7, Class 2A4, IO, 6.028s, 2036	4,343,494	304,045
IFB Ser. 06-7, Class 2A5, IO, 6.028s, 2036	4,081,340	295,897
IFB Ser. 06-6, Class 1A2, IO, 5.978s, 2036	1,579,849	122,438
IFB Ser. 06-6, Class 1A3, IO, 5.978s, 2036	2,392,414	185,412
IFB Ser. 07-5, Class 10A2, IO, 5.818s, 2037	2,385,664	184,889
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.499s, 2034	50,736	28,605
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	654,868	2,456
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	1,981,478	3,963
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	269,978	237,828
Ser. 05-1, Class 1A4, 7 1/2s, 2034	472,248	494,237
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
1.143s, 2027	1,707,665	1,099,104
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	37,824,431	321,239
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 1.056s, 2022	408,848	204,424
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.413s, 2030	283,000	178,049
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	1,493,762	1,063,929
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	640,000	393,829
FRB Ser. 07-C1, Class A4, 5.829s, 2050	720,000	435,746
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	35,500
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	28,633
Ser. 05-MCP1, Class XC, IO, 0.135s, 2043	27,813,264	199,908
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.233s, 2039	6,120,226	82,480
Ser. 05-LC1, Class X, IO, 0.1s, 2044	15,011,685	76,414
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	1,790,000	1,091,758
FRB Ser. 07-8, Class A2, 5.92s, 2049	759,000	484,617
Ser. 07-9, Class A4, 5.748s, 2049	2,914,000	1,611,423
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.019s, 2050	76,799,688	163,230
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	1,307,223	176,475
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,075,840	139,859
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,172,464	134,833
Ser. 06-C4, Class X, IO, 5.454s, 2016	3,468,954	357,736
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.505s, 2043	4,879,084	97,582
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	553,000	405,078
FRB Ser. 06-IQ11, Class A4, 5.772s, 2042	1,799,000	1,159,732
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	306,000	91,800
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,065,000	785,753
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	715,984
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 5.124s, 2039	790,000	63,200
Ser. 04-RR, Class F6, 5.124s, 2039	820,000	57,400
Ser. 05-HQ5, Class X1, IO, 0.092s, 2042	8,613,894	37,298
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.82s, 2035	1,601,939	800,969
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.097s, 2030	470,000	282,000

Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.243s, 2035	179,437	153,696
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	155,126	147,593
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,433,661
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	64,622
Ser. 00-C2, Class J, 6.22s, 2033	439,000	217,217
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.168s, 2037	4,973,087	360,549
Ser. 07-A5, Class 2A3, 6s, 2037	545,270	283,540
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.782s, 2033	404,326	192,221
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.664s, 2036	9,190,864	292,269
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	215,000	193,500
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	336,000	245,280
Ser. 03-1A, Class M, 5s, 2018	228,000	125,400
Ser. 04-1A, Class L, 5s, 2018	150,000	84,000
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,671,906	1,615,639
Ser. 04-8, Class 1A3, 5.331s, 2034	7,481	3,433
FRB Ser. 05-18, Class 6A1, 5.253s, 2035	770,379	408,301
Ser. 05-9, Class AX, IO, 1.341s, 2035	7,384,542	125,537
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.872s, 2034	313,409	197,448
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.728s, 2037	18,258,717	1,323,757
Ser. 07-4, Class 1A4, IO, 1s, 2037	19,153,868	391,314
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.299s, 2037	4,470,892	290,608
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	2,487,355	133,857
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051	1,405,000	909,826
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,304,289
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,053,383
Ser. 06-C28, Class XC, IO, 0.38s, 2048	9,296,293	116,539
Ser. 06-C29, IO, 0.374s, 2048	36,342,082	541,199
Ser. 07-C34, IO, 0.355s, 2046	9,403,558	146,111
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.856s, 2018	313,000	78,250
Ser. 03-C3, Class IOI, IO, 0.498s, 2035	6,500,826	149,126
Ser. 07-C31, IO, 0.261s, 2047	36,726,092	357,998
Ser. 06-C27, Class XC, IO, 0.096s, 2045	18,288,410	89,544
Ser. 06-C23, Class XC, IO, 0.055s, 2045	38,719,723	116,874
Ser. 06-C26, Class XC, IO, 0.04s, 2045	14,578,105	26,693
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	15,199
Ser. 06-SL1, Class X, IO, 0.936s, 2043	3,077,333	89,243
Ser. 07-SL2, Class X, IO, 0.85s, 2049	5,925,325	152,340
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	313,357	21,152
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	572,000	286,000
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	1,071

Total mortgage-backed securities (cost $187,850,558)		$181,013,545

CORPORATE BONDS AND NOTES (23.7%)(a)

	Principal amount	Value

Basic materials (0.9%)
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	$140,000	$101,283
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	125,000	101,250
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	1,190,000	1,152,120
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014	215,000	210,700
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	115,000	106,663
Georgia-Pacific Corp. debs. 9 1/2s, 2011	106,000	105,868
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	258,375
International Paper Co. bonds 7.95s, 2018	98,000	74,694
International Paper Co. sr. unsec. notes 7.4s, 2014	755,000	619,526
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	225,000	220,500
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	100,000	78,000
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	170,000	115,175
Westvaco Corp. unsec. notes 7 1/2s, 2027	63,000	55,371
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	195,988
		3,395,513

Capital goods (0.8%)
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	210,000	205,013
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012	335,000	330,186
Eaton Corp. notes 5.6s, 2018	100,000	92,699
Ingersoll- Rand GL Holding Co., Ltd. sr. unsec. unsub.
note company quaranty 9 1/2s, 2014 (Bermuda)	271,000	270,978
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	145,000	137,736
L-3 Communications Corp. company guaranty Ser. B,

6 3/8s, 2015	240,000	226,200
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	185,000	171,588
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	323,000	272,016
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038	205,000	187,870
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)	935,000	812,345
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	245,000	250,463
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	530,000	546,445
		3,503,539

Communication services (3.4%)
American Tower Corp. sr. unsec. notes 7s, 2017	505,000	497,425
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	326,398
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	494,000	541,749
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	130,000	125,704
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,500,000	1,318,419
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	465,000	472,083
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	480,000	490,092
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	400,000	433,688
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	205,000	190,898
Cox Communications, Inc. notes 7 1/8s, 2012	135,000	134,390
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	226,501
Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	109,784
France Telecom notes 8 1/2s, 2031 (France)	85,000	107,168
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	138,425
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	295,000	293,156
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	475,000	480,880
Southwestern Bell Telephone debs. 7s, 2027	425,000	390,073
TCI Communications, Inc. company guaranty 7 7/8s, 2026	960,000	881,757
TCI Communications, Inc. debs. 9.8s, 2012	670,000	718,192
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	100,000	84,315
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)	145,000	130,215
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)	70,000	69,071
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	295,000	301,193
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	143,474
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	240,000	263,953
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	575,000	514,201
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	40,000	37,561
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	260,000	265,958
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	4,842
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	230,000	224,034
Verizon Communications, Inc. sr. unsec. notes 6.35s,
2019	90,000	88,816
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,010,390
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	39,768
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	396,201
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	248,615
Verizon Wireless, Inc. 144A notes 5.55s, 2014	790,000	790,660
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	625,000	589,299
		13,079,348

Conglomerates (0.4%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	185,000	189,197
Honeywell International, Inc. sr. unsec. notes 5s, 2019	975,000	973,451
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	288,710
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019	160,000	165,200
		1,616,558

Consumer cyclicals (1.2%)
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	175,000	158,559
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009 (Germany)	695,000	697,960
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	720,000	680,440
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	368,785
News America Holdings, Inc. debs. 7 3/4s, 2045	550,000	450,996
News America, Inc. 144A company guaranty notes 6.9s,
2019	105,000	95,964
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	234,778
Target Corp. bonds 6 1/2s, 2037	690,000	611,429
Time Warner, Inc. company guaranty sr. unsec. notes
FRN 1.461s, 2009	355,000	348,371
Time Warner, Inc. debs. 9.15s, 2023	325,000	323,167
Time Warner, Inc. debs. 9 1/8s, 2013	295,000	309,907
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	130,000	132,428
		4,412,784

Consumer staples (2.1%)

Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	285,000	304,720
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	245,000	268,284
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	285,000	279,652
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	450,697
Coca-Cola Co. (The) sr. unsec. unsub. notes 4 7/8s,
2019	220,000	220,747
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	1,115,000	1,177,035
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	790,000	474,000
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	662,704	674,012
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	230,000	222,330
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	565,000	575,960
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	270,000	274,299
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	129,000	99,475
General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	86,398
Kellogg Co. sr. unsub. 5 1/8s, 2012	65,000	68,378
Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	295,896
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,161
Kroger Co. company guaranty 6.4s, 2017	200,000	205,316
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	228,924
McDonald's Corp. sr. unsec. bond 6.3s, 2037	345,000	353,320
McDonald's Corp. sr. unsec. notes 5.7s, 2039	145,000	138,735
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	465,000	433,057
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	350,000	364,956
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	450,000	407,033
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	355,000	331,019
		7,955,404

Energy (1.7%)
Amerada Hess Corp. unsub notes 6.65s, 2011	90,000	91,806
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	523,306
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	386,400
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	245,000	219,667
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	120,000	117,178
ConocoPhillips notes 6 1/2s, 2039	430,000	419,455
Devon Energy Corp. sr. notes 6.3s, 2019	155,000	151,230
Forest Oil Corp. sr. notes 8s, 2011	250,000	240,000
Halliburton Co. sr. unsec. notes 7.45s, 2039	1,040,000	1,038,397
Kerr-McGee Corp. sec. notes 6.95s, 2024	295,000	226,046
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	94,339
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	250,600
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	240,000	170,224
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	289,250
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	50,000	42,996
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	600,000	582,680
Sunoco, Inc. notes 4 7/8s, 2014	165,000	145,825
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	95,000	67,385
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	115,000	98,525
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	185,000	130,234
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	195,000	165,016
Williams Cos., Inc. (The) 144A sr. unsec. notes
8 3/4s, 2020	415,000	412,925
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	305,000	277,585
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	245,000	243,407
		6,384,476

Financials (6.9%)
AGFC Capital Trust I company guaranty 6s, 2067	270,000	24,300
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	415,000	401,418
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	350,000	311,502
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.864s, 2017	570,000	324,719
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	845,000	59,150
Amvescap PLC company guaranty 5 5/8s, 2012	215,000	168,128
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	245,000	250,069
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.664s, 2027	465,000	154,113
Barclays Bank PLC unsec. FRN 1 7/8s, 2049	500,000	150,000
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049	130,000	57,200
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	700,000	712,857
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	439,678
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	715,000	738,391
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
3.034s, 2012	678,750	584,010
Capital One Capital III company guaranty 7.686s, 2036	475,000	161,923
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 1.573s, 2009	90,000	87,724
Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	225,515
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	825,000	191,813
CIT Group, Inc. sr. notes 5.4s, 2013	60,000	37,424
CIT Group, Inc. sr. notes 5s, 2014	470,000	269,439

Citigroup, Inc. sr. notes 6 1/2s, 2013	480,000	441,079
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	470,000	405,674
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.424s,
2009	1,205,000	1,180,845
Citigroup, Inc. sub. notes 5s, 2014	530,000	351,338
CNA Financial Corp. unsec. notes 6s, 2011	305,000	266,043
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	576,000	213,464
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	325,000	318,780
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	208,674
Dresdner Funding Trust I 144A bonds 8.151s, 2031	575,000	217,753
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	185,000	108,960
Duke Realty LP sr. unsec. notes 6 1/4s, 2013	40,000	28,725
Fleet Capital Trust V bank guaranty FRN 2.309s, 2028	675,000	221,467
Fund American Cos., Inc. notes 5 7/8s, 2013	485,000	369,096
GATX Financial Corp. notes 5.8s, 2016	235,000	176,127
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 1.428s, 2016	100,000	64,745
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	960,000	769,148
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	565,000	274,354
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	230,000	210,086
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	500,000	487,696
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,200,000	832,338
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	320,000	215,333
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	132,378
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	410,000	253,534
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	280,266
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	1,360,000	1,112,953
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	1,060,000	115,275
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	335,000	97,150
JPMorgan Chase Bank NA sub. notes 6s, 2017	405,000	379,637
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	228,402
JPMorgan Chase Capital XXV bonds 6.8s, 2037	365,000	241,729
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	525,527
Loews Corp. notes 5 1/4s, 2016	210,000	191,522
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	655,000	624,419
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	395,000	348,300
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	519,421
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.359s,
2011	340,000	284,077
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	1,500,000	795,000
Monumental Global Funding, Ltd. 144A notes 5 1/2s, 2013	335,000	304,556
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.646s,
2010	445,000	425,046
Morgan Stanley & Co. sr. unsec. notes Ser. MTN,
5 3/4s, 2016	445,000	405,105
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	235,000	197,302
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	246,413
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	445,000	369,985
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	121,131
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	205,000	39,975
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	432,670
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	205,000	153,497
Prudential Holdings LLC 144A bonds 8.695s, 2023	650,000	559,345
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	74,250
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	170,000	48,450
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	300,000	64,500
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	370,000	294,081
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	153,000	118,126
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	393,750
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	295,000	277,580
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 2.32s, 2037	200,000	74,908
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	155,000	43,997
Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	285,000	225,394
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	811,405
Wells Fargo & Co. sr. notes 4 3/8s, 2013	870,000	810,884
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	375,000	277,500
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	645,000	248,370
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	171,727
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	865,000	346,000
		26,376,635

Health care (1.3%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	805,000	673,548
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	730,000	772,951
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	230,000	229,626
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	440,000	451,312
Hospira, Inc. sr. notes 6.05s, 2017	45,000	40,162

Hospira, Inc. sr. notes 5.55s, 2012	200,000	202,527
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	525,000	532,841
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	483,000	517,976
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	152,000	162,704
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	295,000	309,794
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	155,212
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	305,000	304,539
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	190,000	162,450
WellPoint, Inc. notes 7s, 2019	405,000	404,051
		4,919,693

Technology (0.6%)
Cisco Systems, Inc. sr. unsec. notes 4.95s, 2019	250,000	245,569
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	305,000	285,336
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	269,000	266,134
IBM Corp. sr. unsec. notes 5.7s, 2017	240,000	248,427
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	343,647
Tyco Electronics Group SA company guaranty sr. unsec.
unsub. notes 5.95s, 2014 (Luxembourg)	30,000	23,682
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	390,000	331,873
Xerox Corp. sr. notes 6.4s, 2016	445,000	339,296
Xerox Corp. sr. unsec. notes 6.35s, 2018	85,000	63,325
		2,147,289

Transportation (0.6%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	40,000	28,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	174,150
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	135,000	143,481
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2019 (Canada)	55,000	56,126
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	240,000	245,567
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	340,335	228,025
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	603,306	422,314
Southwest Airlines Co. pass-through certificates
6.15s, 2022	332,782	300,615
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	47,622
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	205,000	195,711
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	294,080
United AirLines, Inc. pass-through certificates
6.636s, 2022	269,999	180,899
		2,316,590

Utilities and power (3.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	146,505
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	193,201
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	331,977
Beaver Valley II Funding debs. 9s, 2017	548,000	543,189
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	575,860
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	950,000	706,066
CMS Energy Corp. unsub. notes 6.55s, 2017	20,000	17,350
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	100,462
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	195,000	160,593
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	80,000	75,795
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	1,375,000	776,875
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	75,000	73,822
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	490,000	482,190
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	50,000	43,911
Electricite de France 144A notes 6.95s, 2039 (France)	415,000	411,333
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	410,000	370,495
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	505,000	338,350
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	75,000	46,875
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	235,739
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	320,000	295,600
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	423,713
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	130,866
Kansas Gas & Electric bonds 5.647s, 2021	140,381	130,094
Kinder Morgan, Inc. notes 6s, 2017	230,000	216,674
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	232,000	215,760
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	434,541
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	171,082
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	175,000	167,979
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	395,000	386,549
Northwestern Corp. sec. notes 5 7/8s, 2014	450,000	454,163
Oncor Electric Delivery Co. debs. 7s, 2022	106,000	98,848
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	158,889
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	320,000	306,677
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	207,183
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	409,308

Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	291,596	285,377
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	240,247
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	390,000	393,067
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	480,000	249,600
Southern Natural Gas. Co. 144A notes 5.9s, 2017	185,000	161,573
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	430,000	411,281
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	50,000	46,150
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	311,026
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	465,000	440,986
TEPPCO Partners LP company guaranty FRB 7s, 2067	240,000	137,303
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	625,000	616,975
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	275,000	254,372
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	210,000	119,700
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	260,000	257,625
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	260,000	249,141
West Penn Power Co. 1st mtge. 5.95s, 2017	395,000	364,611
		14,377,548

Total corporate bonds and notes (cost $109,596,615)		$90,485,377

ASSET-BACKED SECURITIES (10.7%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.212s, 2035	71,618	$35,369
FRB Ser. 05-4, Class A2C, 0.732s, 2035	114,274	93,927
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.672s, 2036	307,000	95,220
FRB Ser. 06-HE3, Class A2C, 0.672s, 2036	418,000	164,216
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 1.595s, 2013	373,000	43,604
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	26,758	3
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.932s, 2029	1,016,282	438,747
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 1.056s, 2012	182,670	171,320
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 3.022s, 2036	388,000	4,352
FRB Ser. 03-8, Class M2, 2.272s, 2033	177,944	47,106
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	87,080
Ser. 04-1A, Class E, 6.42s, 2039	495,418	64,404
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.792s, 2033	21,651	2,552
FRB Ser. 06-W4, Class A2C, 0.682s, 2036	743,000	358,595
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.522s, 2033	169,729	105,816
FRB Ser. 05-WMC1, Class M1, 0.962s, 2035	177,000	83,190
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.712s, 2036	122,659	70,762
FRB Ser. 06-HE4, Class A5, 0.682s, 2036	479,884	291,863
FRB Ser. 06-HE7, Class A4, 0.662s, 2036	217,000	40,326
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.245s, 2033	387,542	104,636
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	144,640
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.523s, 2039	2,072,086	1,371,021
FRB Ser. 04-D, Class A, 0.913s, 2044	415,408	364,817
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.872s, 2038	296,252	192,564
FRB Ser. 03-SSRA, Class A, 1.222s, 2038	293,850	205,695
FRB Ser. 04-SSRA, Class A1, 1.122s, 2039	277,352	174,732
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 2.272s, 2035 (F)	178,000	1,776
FRB Ser. 05-HE1, Class M3, 1.452s, 2035	198,000	91,356
FRB Ser. 03-3, Class A2, 1.112s, 2043	719,257	553,295
FRB Ser. 05-3, Class A1, 0.972s, 2035	143,078	68,253
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	473,716
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.942s, 2035	133,073	70,306
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	1,939,958	160,580
Ser. 00-4, Class A6, 8.31s, 2032	2,687,027	1,397,254
Ser. 00-5, Class A6, 7.96s, 2032	1,305,418	810,957
Ser. 01-4, Class A4, 7.36s, 2033	1,858,329	1,375,989
Ser. 00-6, Class A5, 7.27s, 2031	352,536	243,277
Ser. 01-1, Class A5, 6.99s, 2032	3,690,874	2,362,159
Ser. 01-3, Class A4, 6.91s, 2033	2,009,729	1,400,590
Ser. 02-1, Class A, 6.681s, 2033	1,656,543	1,395,071
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 1.042s, 2035	134,000	93,590
FRB Ser. 04-6, Class 2A5, 0.912s, 2034	321,415	212,821
FRB Ser. 05-14, Class 3A2, 0.762s, 2036	64,450	50,709
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	137,000	58,862
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	716,000	214,800
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	49,089	--

Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.192s, 2035	81,000	11,121
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.062s, 2035	286,000	237,120
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.672s, 2036	493,000	178,713
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	87,968	82,956
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.852s, 2036	685,000	349,589
FRB Ser. 06-2, Class 2A3, 0.692s, 2036	1,287,000	713,470
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.822s, 2019	513,000	241,110
Ser. 04-1A, Class B, 1.372s, 2018	23,148	17,593
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	814,000	663,895
GEBL 144A
Ser. 04-2, Class D, 3.306s, 2032 (F)	238,082	23,652
Ser. 04-2, Class C, 1.406s, 2032 (F)	178,078	35,410
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,443,817	3,436,682
Ser. 97-2, Class A7, 7.62s, 2028	109,310	90,104
Ser. 97-6, Class A9, 7.55s, 2029	258,207	194,593
Ser. 97-4, Class A7, 7.36s, 2029	179,440	148,459
Ser. 97-3, Class A5, 7.14s, 2028	147,022	111,750
Ser. 97-6, Class A8, 7.07s, 2029	78,248	68,041
Ser. 98-4, Class A7, 6.87s, 2030	106,514	72,143
Ser. 97-7, Class A8, 6.86s, 2029	108,772	92,116
Ser. 98-6, Class A7, 6.45s, 2030	101,927	95,726
Ser. 99-1, Class A6, 6.37s, 2025	408,000	334,028
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,483,161	955,310
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	92,590
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	446,978	424,636
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.672s, 2036	1,916,000	742,994
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 2.072s, 2030 (Cayman Islands)	400,000	40,000
FRB Ser. 05-1A, Class D, 2.052s, 2030 (Cayman Islands)	180,084	45,021
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.741s, 2036	807,533	298,787
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.852s, 2036	345,000	197,662
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.772s, 2035 (F)	268,000	5,082
FRB Ser. 06-FRE1, Class A4, 0.812s, 2035	291,000	99,910
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,180,081	2,473,658
IFB Ser. 07-3, Class 4B, IO, 6.168s, 2037	1,723,616	136,491
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.523s, 2036	1,280,000	102,400
FRB Ser. 02-1A, Class FFL, 3.272s, 2037	2,075,000	415,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	2,016,486	877,171
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.142s, 2035	226,000	75,406
FRB Ser. 06-4, Class 2A4, 0.782s, 2036	331,000	91,544
FRB Ser. 06-1, Class 2A3, 0.712s, 2036	520,159	278,439
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.772s, 2032	1,626,445	834,233
Ser. 02-A IO, 0.3s, 2032	45,232,958	443,238
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	29,639	16,302
Ser. 04-2A, Class D, 5.389s, 2026	30,422	17,340
Ser. 04-2A, Class C, 4.741s, 2026	30,147	19,596
FRB Ser. 02-1A, Class A1, 1.245s, 2024	265,317	223,201
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.672s, 2036	174,000	92,022
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	195,085	145,992
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.202s, 2035	141,000	91,054
FRB Ser. 05-HE1, Class M3, 1.042s, 2034	141,000	86,218
FRB Ser. 06-NC4, Class M2, 0.822s, 2036	198,000	2,710
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.523s, 2039 (Cayman Islands)	500,000	30,000
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
1.724s, 2015	120,201	105,019
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	46,991	42,501
Ser. 04-B, Class C, 3.93s, 2012 (F)	63,394	54,335
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	634,586	510,824
FRB Ser. 03-4, Class M3, 2.572s, 2033	11,312	5,324
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.682s, 2036	410,000	165,538
FRB Ser. 06-2, Class A2C, 0.672s, 2036	410,000	224,649
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	529,927	291,470
Ser. 00-D, Class A3, 6.99s, 2022	10,316	9,469
Ser. 01-D, Class A3, 5.9s, 2022	58,736	32,442
Ser. 02-C, Class A1, 5.41s, 2032	1,465,725	762,177
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	154,465	104,884
Ser. 01-B, Class A3, 6.535s, 2023	54,453	35,896
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	13,935	13,222
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.352s, 2036	92,000	9,423
People's Financial Realty Mortgage Securities Trust

FRB Ser. 06-1, Class 1A2, 0.652s, 2036		639,000	319,695
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.712s, 2036		493,120	379,037
FRB Ser. 07-RZ1, Class A2, 0.682s, 2037		640,000	281,904
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 1.252s, 2035		321,000	213,816
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		37,676	188
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		98,270	1
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.172s, 2035		141,000	7,851
FRB Ser. 07-NC2, Class A2B, 0.662s, 2037		602,000	214,804
FRB Ser. 07-BR5, Class A2A, 0.652s, 2037		444,227	270,979
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.732s, 2036		704,000	196,506
FRB Ser. 06-FRE1, Class A2B, 0.702s, 2036		325,000	157,354
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.692s, 2036		333,000	190,576
FRB Ser. 06-3, Class A3, 0.682s, 2036		1,927,000	1,029,800
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 3.022s, 2035		41,771	91
South Coast Funding 144A FRB Ser. 3A, Class A2,
2.441s, 2038		235,000	2,350
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.782s, 2036		331,000	10,793
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.633s, 2015		2,107,227	1,201,120
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		718,000	89,750
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.632s, 2037		2,990,134	1,592,246
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.842s, 2037		146,000	27,546
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 2.059s, 2044 (Jersey)		244,291	29,315

Total asset-backed securities (cost $72,898,556)			$40,927,091

PURCHASED OPTIONS OUTSTANDING (10.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$45,696,000	$9,141,485
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	45,696,000	9,141,485
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	45,696,000	33,815
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	33,815
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.030	33,440,000	5,561,072
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.030	33,440,000	99,317
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	18,711,000	4,115,484
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	18,711,000	--
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	23,109,000	4,976,061
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	23,109,000	4,955,725
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	23,109,000	--
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	23,109,000	--

Total purchased options outstanding (cost $13,426,185)			$38,058,259

SENIOR LOANS (0.6%)(a)(c)

		Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B,
3.657s, 2013		$129,000	$108,038

Allison Transmission, Inc. bank term loan FRN Ser. B,
3.293s, 2014	124,728	82,286
Dana Corp. bank term loan FRN 7 1/4s, 2015	79,924	18,116
DIRECTV Holdings, LLC bank term loan FRN 2.657s, 2013	141,431	135,089
First Data Corp. bank term loan FRN Ser. B1, 3.269s,
2014	63,692	42,809
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2011	101,325	85,670
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 4.16s, 2015	127,710	76,027
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 1.359s, 2014	5,105	2,291
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.801s, 2014	89,834	40,326
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014	120,738	97,375
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
3.157s, 2014	30,693	25,874
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 3.157s, 2014	8,247	6,952
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.497s, 2014	88,697	74,772
Intelsat Corp. bank term loan FRN Ser. B2, 3.925s, 2011	33,837	29,269
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.925s,
2013	33,846	29,277
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.925s,
2013	33,837	29,269
Lear Corp bank term loan FRN 3.754s, 2013	128,219	43,955
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 3.657s, 2014	178,650	172,174
Level 3 Communications, Inc. bank term loan FRN
3.309s, 2014	129,000	96,847
MetroPCS Wireless, Inc. bank term loan FRN 3.19s, 2013	50,947	46,249
National Bedding Co. bank term loan FRN 2.565s, 2011	55,434	25,611
Navistar Financial Corp. bank term loan FRN 4.363s,
2012	34,400	26,746
Navistar International Corp. bank term loan FRN
3.729s, 2012	94,600	73,552
NewPage Holding Corp. bank term loan FRN 4.812s, 2014	98,534	66,830
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 3.247s, 2014	127,379	103,774
Polypore, Inc. bank term loan FRN Ser. B, 3.407s, 2014	127,704	93,224
Sequa Corp. bank term loan FRN 4.407s, 2014	177,225	96,144
Spectrum Brands, Inc. bank term loan FRN 0.347s, 2013
(In default)	8,231	5,851
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.053s, 2013 (In default)	119,534	84,969
Sun Healthcare Group, Inc. bank term loan FRN 3.157s,
2014	21,507	18,138
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.157s, 2014	135,066	113,906
SunGard Data Systems, Inc. bank term loan FRN 3.157s,
2014	63,849	54,032
Travelport bank term loan FRN Ser. B, 3.085s, 2013	51,534	29,689
Travelport bank term loan FRN Ser. DD, 3.407s, 2013	26,746	15,312
TW Telecom, Inc. bank term loan FRN Ser. B, 3.407s,
2013	63,686	56,999
Yankee Candle Co., Inc. bank term loan FRN 3.406s, 2014	76,000	49,726

Total senior loans (cost $2,746,928)		$2,157,168

MUNICIPAL BONDS AND NOTES (0.4%)(a)

	Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev. Bonds, Ser. B, 6.899s, 12/1/40	$820,000	$818,860
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 7.309s, 6/1/34	405,000	236,925
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser. A, 7.467s, 6/1/47	575,000	310,443

Total municipal bonds and notes (cost $1,799,957)		$1,366,228

SHORT-TERM INVESTMENTS (28.4%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	74,729,857	$74,729,857
Interest in $105,600,000 joint triparty repurchase
agreement dated March 31, 2009 with Bank of America
Sec. LLC, due April 1, 2009 -- maturity value
of $2,481,017 for an effective yield of 0.24%
(collateralized by a mortgage backed security with
a coupon rate of 5.50% and a due date of June 1, 2038
valued at $107,712,000)	$2,481,000	2,481,000
Starbird Funding Corp. zero %, 2009	5,000,000	4,997,889
U.S. Treasury Bills, for effective yields ranging from
0.50% to 0.66%, December 17, 2009	972,000	967,420
U.S. Treasury Bills, for effective yields ranging from
0.52% to 0.66%, November 19, 2009 (SEG)	8,350,000	8,319,152
U.S. Treasury Cash Management Bills 0.88%,
May 15, 2009 (SEG)	6,925,000	6,917,396
Victory Receivables Corp. zero %, 2009	6,000,000	5,998,533
Working Capital Management Co. zero %, 2009	4,000,000	4,000,000

Total short-term investments (cost $108,411,247)		$108,411,247

TOTAL INVESTMENTS

Total investments (cost $878,262,391)(b)		$848,137,358

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	199	$49,202,750	Jun-09	$(860,704)
Euro-Dollar 90 day (Short)	469	115,966,113	Sep-09	(2,215,114)
Euro-Dollar 90 day (Short)	551	136,035,013	Dec-09	(2,639,763)
Euro-Dollar 90 day (Short)	34	8,389,500	Mar-10	(202,242)
U.S. Treasury Bond 20 yr (Long)	68	8,819,813	Jun-09	177,571
U.S. Treasury Note 2 yr (Short)	246	53,601,094	Jun-09	(250,833)
U.S. Treasury Note 5 yr (Short)	150	17,814,844	Jun-09	(271,733)
U.S. Treasury Note 10 yr (Long)	1	124,078	Jun-09	2,591

Total				$(6,260,227)

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $12,755,397) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	$44,455,000	Feb-10/5.215	$8,059,247
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.220	5,963,172
Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	14,649,000	Nov-09/4.400	59,621
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	14,649,000	Nov-09/4.400	1,772,236
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,347,000	May-12/5.510	138,521
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.510	1,536,606
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	32,893,000	Feb-10/5.080	5,586,218
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.080	96,048
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	32,893,000	Feb-10/5.220	77,956
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	44,455,000	Feb-10/5.215	102,247

Total			$23,391,872

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $131,077,305) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, April 1, 2039	$15,000,000	4/13/09	$15,567,187
FNMA, 5s, April 1, 2039	75,000,000	4/13/09	77,367,188
FNMA, 4 1/2s, April 1, 2039	38,000,000	4/13/09	38,807,500

Total			$131,741,875

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$25,143,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$802,983

31,200,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(2,872,438)

4,000,000	--	7/29/18	3 month USD-LIBOR-BBA	4.75%	667,683

11,447,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	1,682,903

190,306,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	5,460,297

23,619,000	--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(631,021)

101,350,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,398,572

3,000,000	--	9/19/18	3 month USD-LIBOR-BBA	4.07%	314,812

4,510,000	14,078	10/1/18	3 month USD-LIBOR-BBA	4.30%	653,065

70,840,000	399,228	10/14/18	3 month USD-LIBOR-BBA	4.30%	10,416,437

61,875,000	154,502	10/14/38	4.25%	3 month USD-LIBOR-BBA	(12,715,137)

46,264,000	17,462	10/20/18	3 month USD-LIBOR-BBA	4.60%	7,781,439

41,955,000	(38,139)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,618,307)

13,780,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,556,383)

50,782,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,732,370)

32,274,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,116,963

919,000	--	9/16/38	3 month USD-LIBOR-BBA	4.66%	248,181

13,718,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(3,686,014)

Barclays Bank PLC
82,403,000	--	12/9/10	3 month USD-LIBOR-BBA	2.005%	1,406,176

41,744,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(37,136)

Citibank, N.A.
95,073,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	5,727,384

73,931,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(17,001,065)

49,323,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,209,757

52,125,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	1,111,739

37,802,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	(577,168)

15,553,000	--	3/25/19	2.95%	3 month USD-LIBOR-BBA	(106,445)

30,275,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	173,444

Credit Suisse International
20,270,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	495,504

21,695,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	660,853

55,216,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,848,762

33,307,000	31,663	10/31/18	4.35%	3 month USD-LIBOR-BBA	(4,796,716)

20,000,000	--	12/5/20	3 month USD-LIBOR-BBA	3.01%	176,109

28,926,000	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(8,231,358)

53,520,000	(572,045)	12/10/38	2.69%	3 month USD-LIBOR-BBA	4,853,047

50,520,000	539,980	12/10/38	3 month USD-LIBOR-BBA	2.69%	(4,581,015)

22,592,000	--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(997,931)

126,306,000	--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(1,910,391)

41,068,000	--	2/5/29	3 month USD-LIBOR-BBA	3.35%	911,965

Deutsche Bank AG
35,980,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,136,191

11,409,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,902,724)

693,000	--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(61,952)

28,763,000	24,633	11/21/10	2.25%	3 month USD-LIBOR-BBA	(615,045)

143,334,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	6,452,216

24,619,000	--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,008,217

62,132,000	--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,672,850)

30,902,000	--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	723,342

35,548,000	--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(554,823)

55,136,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	196,319

27,385,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(1,325,126)

115,867,000	--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	862,970

60,782,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(303,441)

26,404,000	--	1/9/14	3 month USD-LIBOR-BBA	2.165%	35,862

17,006,000	--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(447,607)

16,242,000	--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(685,972)

18,048,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(54,671)

126,381,000	--	1/30/11	3 month USD-LIBOR-BBA	1.45%	302,938

27,475,000	--	2/3/19	3.01%	3 month USD-LIBOR-BBA	(427,900)

129,652,000	--	2/5/29	3 month USD-LIBOR-BBA	3.324%	2,372,083

363,367,000	--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(5,003,906)

214,455,000	--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(4,028,927)

73,123,000	--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	2,451,839

116,174,000	--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(2,319,366)

36,943,000	--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	1,489,372

20,723,000	--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	(282,733)

166,600,000	--	3/20/11	3 month USD-LIBOR-BBA	1.43%	142,906

50,800,000	--	3/23/11	3 month USD-LIBOR-BBA	1.45%	69,368

170,000,000	--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(1,143,610)

78,000,000	--	3/30/21	3 month USD-LIBOR-BBA	3.125%	779,093

Goldman Sachs International
29,035,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	699,249

28,189,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(4,234,462)

20,117,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(3,137,710)

59,474,000	28,026	10/24/10	3 month USD-LIBOR-BBA	2.60%	1,797,114

10,593,000	65,570	11/18/18	4.10%	3 month USD-LIBOR-BBA	(1,213,577)

124,184,000	(34,157)	11/18/10	3 month USD-LIBOR-BBA	2.35%	2,968,452

45,265,000	164,932	11/18/13	3.45%	3 month USD-LIBOR-BBA	(2,967,071)

JPMorgan Chase Bank, N.A.
7,968,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(1,001,887)

24,386,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(3,301,847)

6,050,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,016,305)

21,658,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(7,331,207)

90,223,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,145,443

47,089,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,125,212

39,362,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	1,753,861

54,877,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	622,292

62,642,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	4,744,299

12,148,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(1,091,274)

41,904,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,341,720

30,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(3,314,156)

10,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	1,786,741

25,846,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	904,231

82,878,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	2,819,960

19,684,000	--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,477,082

12,453,000	(36,631)	11/4/18	3 month USD-LIBOR-BBA	4.45%	1,869,490

42,742,000	--	11/10/18	3 month USD-LIBOR-BBA	4.83%	7,971,962

22,000,000	--	11/18/18	3 month USD-LIBOR-BBA	4.04%	2,538,851

2,000,000	--	12/3/18	3 month USD-LIBOR-BBA	2.918%	28,592

18,000,000	--	12/11/18	3 month USD-LIBOR-BBA	2.941%	282,614

36,793,000	--	12/19/18	5%	3 month USD-LIBOR-BBA	(7,294,854)

33,337,000	--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	207,701

7,870,000	--	3/6/39	3.48%	3 month USD-LIBOR-BBA	(351,275)

146,000,000	--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	(4,358,288)

78,184,000	--	3/23/16	3 month USD-LIBOR-BBA	2.6125%	260,653

95,000,000	--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	152,251

3,800,000	--	4/1/24	3 month USD-LIBOR-BBA	3.17%	1,786

UBS AG
92,318,000	3,068,806	11/10/28	4.45%	3 month USD-LIBOR-BBA	(15,125,706)

141,820,000	(3,602,746)	11/10/18	3 month USD-LIBOR-BBA	4.45%	18,038,306

155,209,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	2,824,631

Total					$(14,117,883)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)
		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

JPMorgan Chase Bank, N.A.
$44,000,000	4/13/09	(0.84%)4.50%	FNMA 4.50% 30 YR	$648,917
			TBA

Total				$648,917

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index		$1,632	$2,373,000	(F)	10/12/52	(134 bp)	$2,064,960

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	B2	--	135,000		12/20/12	95 bp	(66,344)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14		--	655,000		3/20/12	(95 bp)	(4,616)

Meadwestvaco Corp.,
6.85%, 4/1/12		--	63,000		3/20/18	(177 bp)	(2,029)

MetLife Inc., 5%,
6/15/15		--	270,000		12/20/13	(384 bp)	41,472

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	290,861	2,118,847		7/25/45	18 bp	(58,674)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	230,156	1,589,214		7/25/45	18 bp	(32,009)

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A+	937,696	1,591,000		8/25/37	9 bp	(179,954)

DJ CDX NA IG Series 12
Version 1 Index		(57,135)	1,515,000		6/20/14	(100 bp)	7,969

Citibank, N.A.
Conagra Foods Inc., 7%,
10/1/28		--	1,115,000		9/20/10	(27 bp)	2,464

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	206,698	1,045,204		5/25/46	11 bp	(268,848)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	93,062	605,294		7/25/45	18 bp	(6,791)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	94,393	552,785		5/25/46	11 bp	(157,113)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14		--	395,000		9/20/14	(105 bp)	(3,867)

Rexam PLC, 4 3/8%,
3/15/13		--	560,000		6/20/13	(145 bp)	51,854

Sara Lee Corp., 6 1/8%,
11/1/32		--	350,000		9/20/11	(43 bp)	1,357

Yum! Brands, Inc.,
8 7/8%, 4/15/11		--	355,000		3/20/13	(65 bp)	6,959

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	157,620	284,000		1/25/38	76 bp	(56,758)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	198,294	1,278,336		7/25/45	18 bp	(12,586)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	78,849	512,854		7/25/45	18 bp	(5,754)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	62,349	405,535		7/25/45	18 bp	(4,550)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	29,982	195,011		7/25/45	18 bp	(2,188)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	38,270	217,805		7/25/45	18 bp	2,340

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	56,060	335,255		7/25/45	18 bp	755

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	353,807	1,742,007		5/25/46	11 bp	(438,769)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	561,022	1,740,282		5/25/46	11 bp	(230,769)

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A+	1,198,781	2,019,000		8/25/37	9 bp	(219,531)

DJ CDX NA HY Series 10	B+	58,055	552,900		6/20/13	500 bp	(92,419)

DJ CDX NA HY Series 10	B+	216,431	2,037,000		6/20/13	500 bp	(337,945)

DJ CMB NA CMBX AAA Index	AAA	7,324	44,000		12/13/49	8 bp	(7,370)

DJ CMB NA CMBX AJ Index		(433,724)	1,349,000	(F)	2/17/51	(96 bp)	544,231

DJ CMBX NA AAA Series 4
Version 1 Index		(5,151,664)	12,471,000		2/17/51	(35 bp)	(922,046)

General Electric
Capital Corp., 5 5/8%,
9/15/17	Baa3	--	565,000		12/20/13	530 bp	(39,733)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26		--	330,000		12/20/13	(210 bp)	24,519

Deutsche Bank AG

DJ ABX CMBX AAA Index	AAA	2,532	42,000	(F)	2/17/51	35 bp	(11,887)

DJ ABX HE A Series 7
Version 2 Index	CCC	1,142,960	1,245,499		1/25/38	369 bp	(67,394)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	68,765	636,980		7/25/45	18 bp	(160,526)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	66,490	403,635		7/25/45	18 bp	(96)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	372,475	1,063,314		5/25/46	11 bp	(111,310)

DJ CDX NA HY Series 11
Version 1 Index	B+	410,310	1,746,000		12/20/13	500 bp	(130,310)

DJ CDX NA IG Series 11
Index	BBB+	127,843	7,970,000		12/20/13	150 bp	(151,744)

DJ CDX NA IG Series 12
Version 1 Index		(548,988)	14,228,000		6/20/14	(100 bp)	63,228

General Electric
Capital Corp., 6%,
6/15/12	C	--	910,000		9/20/13	109 bp	(189,759)

MetLife Inc., 5%,
6/15/15		--	275,000		12/20/13	(405 bp)	40,340

Goldman Sachs International
DJ ABX HE A Index	CCC	420,824	622,749		1/25/38	369 bp	(184,352)

DJ ABX HE AAA Index	BB+	147,593	628,000		1/25/38	76 bp	(326,454)

DJ CDX NA CMBX AAA Index	AAA	27,066	740,000	(F)	3/15/49	7 bp	(181,955)

DJ CDX NA IG Series 12
Version 1 Index		(1,116,030)	25,395,000		6/20/14	(100 bp)	--

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	227,698	1,121,094		5/25/46	11 bp	(282,376)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	379,405	1,067,626		5/25/46	11 bp	(106,342)

Domtar Corp., 7 1/8%,
8/15/15		--	125,000		12/20/11	(500 bp)	9,213

GATX Corp., 8.875%,
6/1/09		--	235,000		3/20/16	(100 bp)	45,754

Lexmark International,
Inc., 5.9%, 6/1/13		--	405,000		6/20/13	(113 bp)	30,271

Nextel Communications,
7 3/8%, 8/1/15		--	245,000		9/20/13	(540 bp)	48,079

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12		--	232,000		9/20/12	(128 bp)	2,815

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index		(355,089)	8,740,000		6/20/14	(100 bp)	20,498

DJ CDX NA IG Series 12
Version 1 Index		(4,513,615)	101,679,000		6/20/14	(100 bp)	--

DJ CMB NA CMBX AAA Index	AAA	1,100,020	10,136,500		2/17/51	35 bp	(2,380,055)

Total							$(4,426,145)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2009.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

NOTES

(a) Percentages indicated are based on net assets of $381,236,335.

(b) The aggregate identified cost on a tax basis is $899,380,223, resulting in gross unrealized appreciation and depreciation of $45,937,161 and $97,180,026 respectively, or net unrealized depreciation of $51,242,865.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian or broker to cover margin requirements for futures contracts and collateral on certain swap contracts at March 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $288,366,156 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

FLIRB represents Front Loaded Interest Reduction Bond.
The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2009.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreement, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long and short term ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$74,729,857	$(6,260,227)

Level 2	768,847,307	(29,196,156)

Level 3	4,560,194	--

Total	$848,137,358	$(35,456,383)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$2,597,219	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	(26,276)	--
Change in net unrealized appreciation/(depreciation)	(392,318)	--
Net purchases/sales	1,643,667	--
Net transfers in and/or out of Level 3	737,902	--

Balance as of March 31, 2009	$4,560,194	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary of Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

The following is a summary of the market values of derivative instruments as of March 31, 2009

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$164,413,889	$170,147,483

Credit contracts	3,009,078	7,435,223

Total	$167,422,967	$177,582,706

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Australia (0.5%)
Insurance Australia Group, Ltd.	992,230	$2,417,191
		2,417,191

Brazil (1.3%)
Petroleo Brasileiro SA ADR	119,100	3,628,977
Usinas Siderurgicas de Minas Gerais SA (Usiminas)
Class A (Preference)	194,300	2,482,395
		6,111,372

China (4.7%)
China Petroleum & Chemical Corp.	6,564,000	4,211,240
China Petroleum & Chemical Corp. ADR	75,158	4,822,889
China Unicom Hong Kong, Ltd.	3,372,000	3,533,387
Industrial & Commercial Bank of China	11,892,000	6,186,240
Ping An Insurance (Group) Co., of China, Ltd.	419,500	2,504,650
		21,258,406

Denmark (0.3%)
D/S Norden	32,295	903,993
D/S Norden 144A	8,138	227,797
		1,131,790

Finland (1.2%)
Nokia OYJ	477,921	5,593,025
		5,593,025

France (13.5%)
BNP Paribas SA	155,222	6,395,312
Christian Dior SA	80,875	4,443,827
Electricite de France	154,308	6,057,786
France Telecom SA	231,631	5,265,531
Total SA	303,143	15,028,981
UBISOFT Entertainment (NON)	276,896	5,063,934
Vallourec SA	46,542	4,313,098
Vinci SA	86,005	3,184,371
Vivendi SA	438,832	11,590,736
		61,343,576

Germany (6.6%)
Allianz SE	124,467	10,481,557
Bayerische Motoren Werke (BMW) AG	144,281	4,185,011
E.On AG	202,599	5,637,284
MTU Aero Engines Holding AG	153,440	3,597,044
Muenchener Rueckversicherungs-Gesellschaft AG	48,605	5,934,494
		29,835,390

Hong Kong (1.1%)
Hutchison Whampoa, Ltd.	560,000	2,746,675
Link REIT (The) (R)	1,217,273	2,403,909
		5,150,584

Italy (2.7%)
Fiat SpA	587,921	4,130,127
Finmeccanica SpA	664,707	8,266,947
		12,397,074

Japan (19.1%)
Astellas Pharma, Inc.	243,800	7,501,462
Daito Trust Construction Co., Ltd.	48,500	1,624,220
East Japan Railway Co.	114,000	5,925,511
Elpida Memory, Inc. (NON)	347,600	2,432,787
Honda Motor Co., Ltd.	145,200	3,470,818
Japan Tobacco, Inc.	2,676	7,139,743
KDDI Corp.	1,850	8,721,399
Lawson, Inc.	58,500	2,410,198
Mitsubishi UFJ Financial Group, Inc.	1,121,500	5,504,271
Nintendo Co., Ltd.	23,500	6,886,761
Nippon Telegraph & Telephone (NTT) Corp.	223,300	8,473,092
NSK, Ltd.	853,000	3,269,669
Ono Pharmaceutical Co., Ltd.	90,800	3,974,915
Sankyo Co., Ltd.	76,300	3,299,422
Suzuken Co., Ltd.	95,600	2,491,497
Tokio Marine Holdings, Inc.	128,800	3,176,873
Tokyo Gas Co., Ltd.	2,085,000	7,274,853
Toyo Suisan Kaisha, Ltd.	149,000	3,047,913
		86,625,404

Netherlands (2.6%)

Koninklijke (Royal) KPN NV	280,249	3,746,442
Koninklijke Ahold NV	747,457	8,180,018
		11,926,460

Norway (2.4%)
DnB Holdings ASA	1,270,084	5,753,748
StatoilHydro ASA	283,714	4,963,089
		10,716,837

Singapore (0.6%)
Singapore Airlines, Ltd.	375,800	2,473,444
		2,473,444

Spain (1.6%)
Banco Santander Central Hispano SA	1,073,824	7,380,475
		7,380,475

Switzerland (15.2%)
Julius Baer Holding, Ltd. Class B	84,336	2,067,477
Nestle SA	538,761	18,223,975
Novartis AG	376,976	14,218,515
Roche Holding AG	115,223	15,808,373
Swiss Life Holding AG (NON)	35,305	2,451,641
Swisscom AG	18,747	5,256,065
Syngenta AG	13,851	2,782,603
Zurich Financial Services AG	52,207	8,232,845
		69,041,494

Taiwan (0.6%)
High Tech Computer Corp.	210,000	2,600,329
		2,600,329

United Arab Emirates (0.3%)
Aldar Properties PJSC	1,830,192	1,327,708
		1,327,708

United Kingdom (24.0%)
BAE Systems PLC	1,677,696	8,047,309
BG Group PLC	544,758	8,254,414
BHP Billiton PLC	564,044	11,164,052
BP PLC	2,311,827	15,467,025
Centrica PLC	959,215	3,135,623
Davis Service Group PLC	430,946	1,617,722
GlaxoSmithKline PLC	908,328	14,138,777
HSBC Holdings PLC (London Exchange)	2,064,302	11,682,368
Premier Foods PLC	5,974,716	2,943,469
Prudential PLC	820,422	3,952,083
Reckitt Benckiser PLC	161,011	6,057,751
Royal Bank of Scotland Group PLC	4,570,735	1,625,582
Royal Bank of Scotland Group PLC (Unlisted
Subscription Shares) (F)(NON)	1,958,886	281
Vodafone Group PLC	5,319,282	9,289,888
WPP PLC	1,057,710	5,945,737
Xstrata PLC	854,912	5,702,305
		109,024,386

Total common stocks (cost $620,650,422)		$446,354,945

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	60,800	$2,285,472

Total investment companies (cost $2,354,645)		$2,285,472

SHORT-TERM INVESTMENTS (0.8%)(a)
	Shares	Value

Federated Prime Obligations Fund	3,432,167	$3,432,167

Total short-term investments (cost $3,432,167)		$3,432,167

TOTAL INVESTMENTS

Total investments (cost $626,437,234)(b)		$452,072,584

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $145,956,965) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$31,238,074	$28,876,035	4/15/09	$2,362,039
British Pound	9,798,195	9,632,946	4/15/09	165,249
Canadian Dollar	9,550,668	9,327,060	4/15/09	223,608
Danish Krone	3,467,723	3,298,855	4/15/09	168,868
Euro	38,451,633	36,681,045	4/15/09	1,770,588
Japanese Yen	25,158,288	25,324,426	4/15/09	(166,138)
Norwegian Krone	10,505,415	9,931,121	4/15/09	574,294
Singapore Dollar	2,268,085	2,251,393	4/15/09	16,692
Swedish Krona	16,715,457	14,817,657	4/15/09	1,897,800
Swiss Franc	5,990,412	5,816,427	4/15/09	173,985

Total				$7,186,985

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $135,379,565) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$1,930,938	$1,776,409	4/15/09	$(154,529)
British Pound	23,865,699	23,591,580	4/15/09	(274,119)
Canadian Dollar	9,956,843	9,745,510	4/15/09	(211,333)
Euro	22,547,221	21,418,698	4/15/09	(1,128,523)
Hong Kong Dollar	18,346,074	18,337,367	4/15/09	(8,707)
Norwegian Krone	17,510,489	16,542,385	4/15/09	(968,104)
Singapore Dollar	390,516	385,004	4/15/09	(5,512)
Swedish Krona	7,314,239	6,485,461	4/15/09	(828,778)
Swiss Franc	38,291,798	37,097,151	4/15/09	(1,194,647)

Total				$(4,774,252)

NOTES

(a) Percentages indicated are based on net assets of $454,198,754.

(b) The aggregate identified cost on a tax basis is $631,487,189, resulting in gross unrealized appreciation and depreciation of $3,478,058 and $182,892,663, respectively, or net unrealized depreciation of $179,414,605.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $2,412,733 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at March 31, 2009 (as a percentage of net assets):

Oil and gas	12.4%
Pharmaceuticals	12.3
Banking	10.3

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of March 31, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At March 31, 2009, the fund had net unrealized gains of $3,487,493 and net unrealized losses of $1,074,760 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$16,651,900	$--

Level 2	435,420,403	2,412,733

Level 3	281	--

Total	$452,072,584	$2,412,733

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$5	$--

Accrued discounts/premiums	--	--

Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	276	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3	--	--

Balance as of March 31, 2009	$281	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market Value	Market Value

Interest rate contracts	$--	$--

Foreign exchange contracts	7,412,561	4,999,828

Credit contracts	--	--

Equity contracts	--	--

Total	$7,412,561	$4,999,828

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Aerospace and defense (2.0%)
BAE Systems PLC (United Kingdom)	420,227	$2,015,679
Finmeccanica SpA (Italy)	52,295	650,392
		2,666,071

Airlines (1.2%)
Singapore Airlines, Ltd. (Singapore)	255,270	1,680,138
		1,680,138

Automotive (3.2%)
Aisin Seiki Co., Ltd. (Japan)	65,300	1,043,591
Denso Corp. (Japan)	73,600	1,485,553
Fiat SpA (Italy)	113,474	797,151
Isuzu Motors, Ltd. (Japan)	243,000	299,056
Toyota Industries Corp. (Japan)	33,200	715,071
		4,340,422

Banking (12.1%)
Alpha Bank AE (Greece)	77,869	520,560
Banco Santander Central Hispano SA (Spain)	455,821	3,132,893
Barclays PLC (United Kingdom)	171,865	366,523
BNP Paribas SA (France)	34,548	1,423,414
Commonwealth Bank of Australia (Australia)	65,037	1,575,270
DnB Holdings ASA (Norway)	256,218	1,160,722
HSBC Holdings PLC (United Kingdom)	158,074	894,578
HSBC Holdings PLC (Rights) (United Kingdom) (NON)	65,864	133,210
Intesa Sanpaolo SpA (Italy)	404,349	1,095,485
Itau Unibanco Banco Multiplo SA ADR (Brazil)	197,803	2,152,097
Lloyds Banking Group PLC (United Kingdom)	341,829	350,295
National Bank of Canada (Canada)	61,974	1,980,060
National Bank of Greece SA (Greece)	39,030	593,534
Nordea AB (Sweden)	139,993	698,916
Royal Bank of Scotland Group PLC (United Kingdom)	762,270	271,101
Royal Bank of Scotland Group PLC (Unlisted
Subscription Shares) (United Kingdom) (F)(NON)	326,687	47
		16,348,705

Beverages (0.6%)
Anheuser-Busch InBev NV 144A (Belgium) (NON)	29,186	805,621
		805,621

Chemicals (1.6%)
Linde AG (Germany)	8,911	605,290
Syngenta AG (Switzerland)	7,785	1,563,971
		2,169,261

Commercial and consumer services (1.3%)
LG Corp. (South Korea)	34,000	1,217,866
Michael Page International PLC (United Kingdom)	185,552	487,520
		1,705,386

Computers (0.6%)
Wincor Nixdorf AG (Germany)	17,696	802,830
		802,830

Conglomerates (2.4%)
Vivendi SA (France)	121,715	3,214,821
		3,214,821

Consumer goods (2.0%)
KAO Corp. (Japan)	83,000	1,625,854
Reckitt Benckiser PLC (United Kingdom)	28,995	1,090,885
		2,716,739

Containers (0.5%)
Rexam PLC (United Kingdom)	173,499	670,366
		670,366

Electric utilities (2.3%)
E.On AG (Germany)	78,769	2,191,734
RWE AG (Germany)	13,994	983,484
		3,175,218

Electrical equipment (1.2%)
Mitsubishi Electric Corp. (Japan)	354,000	1,609,720
		1,609,720

Electronics (1.7%)
LG Display Co., Ltd. (South Korea)	30,880	630,333
LG Electronics, Inc. (South Korea)	11,344	754,263
Omron Corp. (Japan)	76,000	901,073
		2,285,669

Financial (0.6%)
Shinhan Financial Group Co., Ltd. (South Korea)	44,327	795,927
		795,927

Food (3.4%)
Nestle SA (Switzerland)	92,614	3,132,735
Toyo Suisan Kaisha, Ltd. (Japan)	75,000	1,534,184
		4,666,919

Insurance (9.6%)
ACE, Ltd.	71,200	2,876,480
Allianz SE (Germany)	21,934	1,847,096
AXA SA (France)	99,755	1,210,792
Fairfax Financial Holdings, Ltd. (Canada)	2,848	736,805
ING Canada, Inc. (Canada)	30,892	882,559
Insurance Australia Group, Ltd. (Australia)	297,698	725,228
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	10,813	1,320,228
SCOR (France)	40,305	829,930
Zurich Financial Services AG (Switzerland)	16,535	2,607,507
		13,036,625

Investment banking/Brokerage (0.6%)
Credit Suisse Group (Switzerland)	24,637	746,740
		746,740

Manufacturing (1.1%)
Glory, Ltd. (Japan)	83,600	1,488,587
		1,488,587

Media (1.5%)
WPP PLC (United Kingdom)	350,170	1,968,421
		1,968,421

Medical technology (0.7%)
Terumo Corp. (Japan)	25,500	946,767
		946,767

Metals (3.3%)
ArcelorMittal (Luxembourg)	32,201	651,479
Barrick Gold Corp. (Canada)	48,700	1,577,214
BHP Billiton, Ltd. (Australia)	54,323	1,210,707
Vallourec SA (France)	10,637	985,742
		4,425,142

Natural gas utilities (2.9%)
Centrica PLC (United Kingdom)	754,134	2,465,224
Tokyo Gas Co., Ltd. (Japan)	428,000	1,493,351
		3,958,575

Oil and gas (13.2%)
BG Group PLC (United Kingdom)	95,806	1,451,695
BP PLC (United Kingdom)	876,177	5,861,966
China Petroleum & Chemical Corp. (China)	1,314,000	843,018
Inpex Holdings, Inc. (Japan)	148	1,017,941
Nexen, Inc. (Canada)	96,355	1,634,846
Petroleo Brasileiro SA ADR (Brazil)	25,980	791,611
Royal Dutch Shell PLC Class B (United Kingdom)	106,622	2,336,348
StatoilHydro ASA (Norway)	65,028	1,137,553
Total SA (France)	56,650	2,808,548
		17,883,526

Pharmaceuticals (7.9%)
Astellas Pharma, Inc. (Japan)	64,600	1,987,672
Novartis AG (Switzerland)	59,953	2,261,265
Ono Pharmaceutical Co., Ltd. (Japan)	32,500	1,422,740
Roche Holding AG (Switzerland)	18,135	2,488,087
Santen Pharmaceutical Co., Ltd. (Japan)	44,700	1,245,201
UCB SA (Belgium)	43,846	1,292,771
		10,697,736

Publishing (0.4%)
Reed Elsevier PLC (United Kingdom)	81,037	581,318
		581,318

Real estate (1.7%)
Hongkong Land Holdings, Ltd. (Hong Kong)	330,000	753,219
Unibail-Rodamco (France) (R)	5,408	769,171
Wharf (Holdings), Ltd. (Hong Kong)	318,000	801,870
		2,324,260

Retail (2.3%)
FamilyMart Co., Ltd. (Japan)	43,600	1,328,613
Koninklijke Ahold NV (Netherlands)	158,019	1,729,328
		3,057,941

Shipping (0.5%)
D/S Norden (Denmark)	16,213	453,830
D/S Norden 144A (Denmark) (NON)	9,810	274,599

		728,429

Software (0.6%)
UBISOFT Entertainment (France) (NON)	43,656	798,390
		798,390

Technology services (0.7%)
Accenture, Ltd. Class A	35,800	984,142
		984,142

Telecommunications (6.0%)
France Telecom SA (France)	56,047	1,274,083
KDDI Corp. (Japan)	258	1,216,282
KT Freetel Co., Ltd. (South Korea) (NON)	69,670	1,396,083
NTT DoCoMo, Inc. (Japan)	598	815,134
Vodafone Group PLC (United Kingdom)	1,989,746	3,475,002
		8,176,584

Telephone (2.4%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	86,000	3,263,260
		3,263,260

Tobacco (1.5%)
KT&G Corp. (South Korea)	24,536	1,351,558
Philip Morris International, Inc.	18,758	667,410
		2,018,968

Transportation services (2.2%)
ComfortDelgro Corp., Ltd. (Singapore)	2,110,000	1,888,601
Macquarie Infrastructure Group (Australia)	1,020,232	1,046,250
		2,934,851

Total common stocks (cost $178,156,740)		$129,674,075

SHORT-TERM INVESTMENTS (1.5%)(a)
	Shares	Value

Federated Prime Obligations Fund	1,999,351	$1,999,351

Total short-term investments (cost $1,999,351)		$1,999,351

TOTAL INVESTMENTS

Total investments (cost $180,156,091) (b)		$131,673,426

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $42,953,310) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,068,442	$8,353,771	4/15/09	$714,671
British Pound	1,821,876	1,791,164	4/15/09	30,712
Canadian Dollar	6,998,146	6,842,568	4/15/09	155,578
Danish Krone	436,452	415,199	4/15/09	21,253
Euro	10,572,263	10,123,978	4/15/09	448,285
Hong Kong Dollar	2,390,571	2,388,635	4/15/09	1,936
Japanese Yen	7,022,348	7,051,974	4/15/09	(29,626)
Norwegian Krone	1,637,516	1,548,768	4/15/09	88,748
Swedish Krona	4,428,417	3,922,871	4/15/09	505,546
Swiss Franc	531,107	514,382	4/15/09	16,725

Total				$1,953,828

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $31,787,922) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,656,923	$4,264,224	4/15/09	$(392,699)
British Pound	2,614,401	2,582,405	4/15/09	(31,996)
Canadian Dollar	2,252,057	2,202,439	4/15/09	(49,618)
Euro	9,124,814	8,667,099	4/15/09	(457,715)
Hong Kong Dollar	687,546	686,960	4/15/09	(586)
Japanese Yen	2,556,549	2,567,728	4/15/09	11,179
Norwegian Krone	3,178,110	3,001,291	4/15/09	(176,819)
Singapore Dollar	2,072,432	2,042,723	4/15/09	(29,709)
Swedish Krona	2,441,704	2,164,867	4/15/09	(276,837)
Swiss Franc	3,704,315	3,608,186	4/15/09	(96,129)

Total				$(1,500,929)

NOTES

(a) Percentages indicated are based on net assets of $135,350,598.

(b) The aggregate identified cost on a tax basis is $185,006,770, resulting in gross unrealized appreciation and depreciation of $3,793,985 and $57,127,329, respectively, or net unrealized depreciation of $53,333,344.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $452,899 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2009 (as a percentage of Portfolio Value):

Japan	19.3%
United Kingdom	18.6
France	10.1
Switzerland	9.7
Germany	5.9
Canada	5.2
United States	5.0
South Korea	4.7
Australia	3.5
Singapore	2.7
Spain	2.4
Brazil	2.2
Italy	1.9
Norway	1.7
Belgium	1.6
Netherlands	1.3
Hong Kong	1.2
Greece	0.8
China	0.6
Denmark	0.6
Sweden	0.5
Luxembourg	0.5

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreement, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long and short term ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of March 31, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At March 31, 2009, the fund had net unrealized gains of $1,172,656 and net unrealized losses of $719,757 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$16,282,575	$--

Level 2	115,390,804	452,899

Level 3	47	--

Total	$131,673,426	$452,899

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$221,548	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	(109,837)	--
Change in net unrealized appreciation/(depreciation)	195,622	--
Net purchases/sales	(307,286)	--
Net transfers in and/or out of Level 3	--	--

Balance as of March 31, 2009	$47	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary of Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$2,033,744	$1,580,845

Total	$2,033,744	$1,580,845

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Aerospace and defense (3.3%)
Cobham PLC (United Kingdom)	253,992	$625,745
Finmeccanica SpA (Italy)	74,985	932,587
MTU Aero Engines Holding AG (Germany)	16,925	396,767
		1,955,099

Airlines (0.7%)
easyJet PLC (United Kingdom) (NON)	106,260	426,359
		426,359

Automotive (1.2%)
Honda Motor Co., Ltd. (Japan)	22,100	528,272
Volkswagen AG (Germany)	640	196,970
		725,242

Banking (4.1%)
HSBC Holdings PLC (London Exchange) (United Kingdom)	66,406	375,807
HSBC Holdings PLC (Rights) (United Kingdom) (NON)	20,786	42,040
Industrial & Commercial Bank of China (China)	1,566,000	814,636
Itau Unibanco Banco Multiplo SA ADR (Brazil)	47,076	512,187
Mitsubishi UFJ Financial Group, Inc. (Japan)	62,100	304,784
Mitsubishi UFJ Financial Group, Inc. 144A (Japan)	36,462	178,954
Standard Chartered PLC (United Kingdom)	15,324	190,027
		2,418,435

Beverage (1.3%)
Britvic PLC (United Kingdom)	168,980	548,049
Anheuser-Busch InBev NV 144A (Belgium) (NON)	7,417	204,731
		752,780

Chemicals (2.4%)
Israel Chemicals, Ltd. (Israel)	17,845	146,778
Linde AG (Germany)	5,693	386,704
Syngenta AG (Switzerland)	4,415	886,954
		1,420,436

Commercial and consumer services (1.1%)
Nissha Printing Co., Ltd. (Japan)	8,900	284,964
SECOM Co., Ltd. (Japan)	10,400	384,607
		669,571

Communications equipment (1.1%)
Nokia OYJ (Finland)	54,423	636,903
		636,903

Computers (2.9%)
Apple, Inc. (NON)	4,873	512,250
Elpida Memory, Inc. (Japan) (NON)	60,000	419,929
Ju Teng International Holdings, Ltd. (Hong Kong) (NON)	1,522,000	462,582
Otsuka Corp. (Japan)	8,900	329,987
		1,724,748

Conglomerates (1.0%)
Vivendi SA (France)	22,053	582,479
		582,479

Consumer (1.0%)
LVMH Moet Hennessy Louis Vuitton SA (France)	9,060	567,738
		567,738

Consumer goods (1.7%)
Reckitt Benckiser PLC (United Kingdom)	27,507	1,034,902
		1,034,902

Distribution (0.5%)
Olam International, Ltd. (Singapore)	314,000	301,967
		301,967

Electric utilities (1.7%)
E.On AG (Germany)	16,157	449,566
Public Power Corp. SA (Greece)	31,713	576,240
		1,025,806

Electrical equipment (2.3%)
Funai Electric Co., Ltd. (Japan)	9,100	268,374
Prysmian SpA (Italy)	52,528	522,830
Siemens AG (Germany)	9,682	554,251
		1,345,455

Electronics (0.9%)
High Tech Computer Corp. (Taiwan)	16,000	198,120
Micron Technology, Inc. (NON)	87,875	356,773
		554,893

Energy (other) (0.8%)
First Solar, Inc. (NON)	3,530	468,431
		468,431

Engineering and construction (0.8%)
Vinci SA (France)	12,777	473,074
		473,074

Environmental (0.9%)
Kurita Water Industries, Ltd. (Japan)	26,500	509,377
		509,377

Food (7.7%)
China Green Holdings, Ltd. (China)	427,000	251,739
Nestle SA (Switzerland)	84,568	2,860,573
Toyo Suisan Kaisha, Ltd. (Japan)	34,000	695,497
WM Morrison Supermarkets PLC (United Kingdom)	204,613	748,793
		4,556,602

Health-care services (0.9%)
Suzuken Co., Ltd. (Japan)	21,400	557,720
		557,720

Insurance (5.8%)
Allianz SE (Germany)	5,414	455,921
ING Canada, Inc. (Canada)	9,800	279,978
ING Canada, Inc. 144A (Canada)	640	18,284
Insurance Australia Group, Ltd. (Australia)	103,952	253,240
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	4,003	488,752
Ping An Insurance (Group) Co., of China, Ltd. (China)	70,000	417,939
Prudential PLC (United Kingdom)	93,763	451,669
Tokio Marine Holdings, Inc. (Japan)	32,500	801,618
Zurich Financial Services AG (Switzerland)	1,863	293,788
		3,461,189

Leisure (0.3%)
Fields Corp. (Japan)	132	187,315
		187,315

Machinery (1.9%)
Alstom SA (France)	12,843	664,651
Fuji Machine Manufacturing Co., Ltd. (Japan)	58,400	473,529
		1,138,180

Medical technology (1.3%)
Terumo Corp. (Japan)	20,800	772,265
		772,265

Metals (7.1%)
ArcelorMittal (Luxembourg)	7,095	143,544
BHP Billiton PLC (United Kingdom)	57,678	1,141,610
BHP Billiton, Ltd. (Australia)	79,596	1,773,972
Vallourec SA (France)	5,215	483,280
Xstrata PLC (United Kingdom)	58,089	387,456
Zhaojin Mining Industry Co., Ltd. (Hong Kong)	218,500	309,646
		4,239,508

Natural gas utilities (3.6%)
Centrica PLC (United Kingdom)	237,561	776,574
Gaz de France SA (France)	20,310	698,040
Tokyo Gas Co., Ltd. (Japan)	197,000	687,360
		2,161,974

Oil and gas (9.2%)
BG Group PLC (United Kingdom)	86,173	1,305,731
BP PLC (United Kingdom)	169,960	1,137,099
China Petroleum & Chemical Corp. (China)	882,000	565,861
Nexen, Inc. (Canada)	16,900	286,741
Petroleo Brasileiro SA ADR (Preference) (Brazil)	26,241	642,905
Total SA (France)	30,267	1,500,553
		5,438,890

Pharmaceuticals (10.7%)
Astellas Pharma, Inc. (Japan)	17,800	547,687
AstraZeneca PLC (United Kingdom)	16,526	586,005
Novartis AG (Switzerland)	53,885	2,032,396
Roche Holding AG (Switzerland)	17,211	2,361,316
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	6,700	301,835
UCB SA (Belgium)	18,581	547,849
		6,377,088

Publishing (1.1%)
Reed Elsevier PLC (United Kingdom)	92,791	665,636
		665,636

Real estate (1.4%)
Link REIT (The) (Hong Kong) (R)	266,000	525,305
Unibail-Rodamco (France) (R)	2,172	308,920
		834,225

Retail (2.8%)
Koninklijke Ahold NV (Netherlands)	47,193	516,471
Lawson, Inc. (Japan)	7,900	325,480
Point, Inc. (Japan)	17,850	804,197
		1,646,148

Shipping (0.6%)
D/S Norden (Denmark)	11,917	333,577

				333,577

Software (2.2%)
UBISOFT Entertainment (France) (NON)			30,309	554,298
VMware, Inc. Class A (NON)			31,915	753,832
				1,308,130

Telecommunications (3.7%)
America Movil SAB de CV ADR Ser. L (Mexico)			14,430	390,764
China Unicom Hong Kong, Ltd. (China)			312,000	326,933
France Telecom SA (France)			6,512	148,033
Koninklijke (Royal) KPN NV (Netherlands)			69,475	928,760
Vodafone Group PLC (United Kingdom)			219,359	383,101
				2,177,591

Telephone (0.8%)
Swisscom AG (Switzerland)			1,651	462,888
				462,888

Tobacco (2.3%)
British American Tobacco (BAT) PLC (United Kingdom)			44,570	1,031,699
Japan Tobacco, Inc. (Japan)			114	304,159
				1,335,858

Toys (2.7%)
Nintendo Co., Ltd. (Japan)			5,500	1,611,795
				1,611,795

Total common stocks (cost $59,484,134)				$56,860,274

WARRANTS (1.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Baoshan Iron & Steel Co. 144A (China)	12/23/09	$0.00	782,000	$656,880

Total warrants (cost $568,931)				$656,880

SHORT-TERM INVESTMENTS (3.2%)(a)

			Shares	Value

Federated Prime Obligations Fund			1,924,955	$1,924,955

Total short-term investments (cost $1,924,955)				$1,924,955

TOTAL INVESTMENTS

Total investments (cost $61,978,020) (b)				$59,442,109

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $40,912,976) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,480,493	$4,128,424	4/15/09	$352,069
British Pound	4,488,921	4,413,661	4/15/09	75,260
Canadian Dollar	6,092,704	5,954,486	4/15/09	138,218
Danish Krone	419,139	398,728	4/15/09	20,411
Euro	15,731,898	14,975,186	4/15/09	756,712
Japanese Yen	3,378,307	3,397,833	4/15/09	(19,526)
Norwegian Krone	1,877,739	1,774,891	4/15/09	102,848
Singapore Dollar	587,024	578,509	4/15/09	8,515
Swedish Krona	2,740,949	2,430,131	4/15/09	310,818
Swiss Franc	2,954,811	2,861,127	4/15/09	93,684

Total				$1,839,009

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $33,805,045) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,224,479	$2,044,751	4/15/09	$(179,728)
British Pound	2,465,794	2,421,898	4/15/09	(43,896)
Canadian Dollar	6,596,653	6,443,761	4/15/09	(152,892)
Euro	13,770,225	13,075,929	4/15/09	(694,296)
Hong Kong Dollar	2,309,532	2,307,623	4/15/09	(1,909)
Japanese Yen	353,480	354,509	4/15/09	1,029
Norwegian Krone	1,667,626	1,575,741	4/15/09	(91,885)
Singapore Dollar	220,767	220,119	4/15/09	(648)
Swedish Krona	1,981,032	1,756,459	4/15/09	(224,573)
Swiss Franc	3,720,824	3,604,255	4/15/09	(116,569)

Total				$(1,505,367)

NOTES

(a) Percentages indicated are based on net assets of $59,360,010.

(b) The aggregate identified cost on a tax basis is $64,144,133, resulting in gross unrealized appreciation and depreciation of $2,712,074 and $7,414,098, respectively, or net unrealized depreciation of $4,702,024.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $333,642 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by risk of issue at March 31, 2009 (as a percentage of Portfolio Value):

United Kingdom	19.9%
Japan	18.5
Switzerland	15.0
France	10.1
United States	6.7
China	5.1
Germany	4.9
Australia	3.4
Italy	2.4
Netherlands	2.4
Hong Kong	2.2
Brazil	1.9
Belgium	1.3
Finland	1.1
Canada	1.0
Greece	1.0
Israel	0.8
Mexico	0.7
Denmark	0.6
Other	1.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of March 31, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At March 31, 2009, the fund had net unrealized gains of $1,023,959 and and net unrealized losses of $690,317 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$6,636,250	$--

Level 2	52,805,859	333,642

Level 3	--	--

Total	$59,442,109	$333,642

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market value	Market value

Interest rate contracts	$--	$--

Foreign exchange contracts	1,859,563	1,525,921

Credit contracts	--	--

Equity contracts	--	--

Total	$1,859,563	$1,525,921

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and defense (2.7%)
General Dynamics Corp.	15,446	$642,399
L-3 Communications Holdings, Inc.	24,178	1,639,268
Lockheed Martin Corp.	25,903	1,788,084
United Technologies Corp.	40,710	1,749,716
		5,819,467

Automotive (0.4%)
Magna International, Inc. Class A (Canada)	36,460	975,305
		975,305

Banking (4.8%)
Bank of America Corp.	212,305	1,447,920
BB&T Corp.	46,950	794,394
JPMorgan Chase & Co.	177,450	4,716,621
PNC Financial Services Group, Inc.	15,600	456,924
U.S. Bancorp	68,689	1,003,546
Wells Fargo & Co.	144,395	2,056,185
		10,475,590

Beverage (1.2%)
PepsiCo, Inc.	52,020	2,677,990
		2,677,990

Biotechnology (2.2%)
Amgen, Inc. (NON)	74,530	3,690,726
BioMarin Pharmaceuticals, Inc. (NON)	25,100	309,985
Genzyme Corp. (NON)	11,330	672,889
		4,673,600

Broadcasting (0.4%)
Liberty Media Corp. Class A (NON)	45,900	915,705
		915,705

Building materials (0.2%)
Masco Corp.	61,700	430,666
		430,666

Cable television (1.2%)
Comcast Corp. Class A	138,770	1,892,823
Time Warner Cable, Inc.	28,922	717,266
		2,610,089

Chemicals (1.8%)
Dow Chemical Co. (The)	47,670	401,858
Monsanto Co.	20,982	1,743,604
Potash Corp. of Saskatchewan, Inc. (Canada)	7,520	607,691
PPG Industries, Inc.	33,360	1,230,984
		3,984,137

Commercial and consumer services (0.7%)
Alliance Data Systems Corp. (NON)	24,700	912,665
Manpower, Inc.	15,610	492,183
		1,404,848

Communications equipment (3.6%)
Cisco Systems, Inc. (NON)	323,641	5,427,460
Qualcomm, Inc.	60,800	2,365,728
		7,793,188

Computers (5.4%)
Apple, Inc. (NON)	45,117	4,742,699
EMC Corp. (NON)	106,100	1,209,540
Hewlett-Packard Co.	52,970	1,698,218
IBM Corp.	42,220	4,090,696
		11,741,153

Conglomerates (1.7%)
General Electric Co.	354,720	3,586,219
		3,586,219

Consumer (0.3%)
Black & Decker Manufacturing Co.	20,340	641,930
		641,930

Consumer finance (0.2%)
Capital One Financial Corp.	37,100	454,104
		454,104

Consumer goods (3.5%)
Avon Products, Inc.	40,700	782,661

Colgate-Palmolive Co.	18,480	1,089,950
Estee Lauder Cos., Inc. (The) Class A	36,900	909,585
Procter & Gamble Co. (The)	100,450	4,730,191
		7,512,387

Distribution (0.2%)
SYSCO Corp.	18,800	428,640
		428,640

Electric utilities (1.9%)
Edison International	65,350	1,882,734
Exelon Corp.	14,250	646,808
Pepco Holdings, Inc.	133,770	1,669,450
		4,198,992

Electrical equipment (0.3%)
Emerson Electric Co.	25,220	720,788
		720,788

Electronics (1.8%)
Intel Corp.	75,720	1,139,586
National Semiconductor Corp.	69,980	718,695
NVIDIA Corp. (NON)	31,500	310,590
Tandberg ASA (Norway)	63,460	936,000
Texas Instruments, Inc.	41,900	691,769
		3,796,640

Energy (oil field) (1.6%)
Halliburton Co.	85,300	1,319,591
National-Oilwell Varco, Inc. (NON)	19,525	560,563
Transocean, Ltd. (Switzerland) (NON)	8,900	528,322
Weatherford International, Ltd. (NON)	99,900	1,105,893
		3,514,369

Energy (other) (0.4%)
First Solar, Inc. (NON)	6,000	796,200
		796,200

Engineering and construction (0.2%)
Fluor Corp.	14,420	498,211
		498,211

Financial (0.2%)
Broadridge Financial Solutions, Inc.	21,300	396,393
		396,393

Food (2.0%)
Archer Daniels Midland Co.	30,260	840,623
General Mills, Inc.	31,330	1,562,740
Kraft Foods, Inc. Class A	86,774	1,934,192
		4,337,555

Forest products and packaging (0.8%)
Crown Holdings, Inc. (NON)	46,290	1,052,172
MeadWestvaco Corp.	53,920	646,501
		1,698,673

Health-care services (2.8%)
CIGNA Corp.	65,480	1,151,793
IMS Health, Inc.	26,700	332,949
McKesson Corp.	66,980	2,346,979
Omnicare, Inc.	18,600	455,514
UnitedHealth Group, Inc.	28,400	594,412
WellPoint, Inc. (NON)	33,700	1,279,589
		6,161,236

Homebuilding (0.3%)
D.R. Horton, Inc.	60,200	583,940
		583,940

Insurance (3.6%)
ACE, Ltd.	52,520	2,121,808
Aflac, Inc.	20,012	387,432
Arch Capital Group, Ltd. (NON)	9,300	500,898
Berkshire Hathaway, Inc. Class B (NON)	859	2,422,380
MetLife, Inc.	50,781	1,156,283
Travelers Cos., Inc. (The)	31,190	1,267,562
		7,856,363

Investment banking/Brokerage (3.2%)
Ameriprise Financial, Inc.	85,210	1,745,953
Goldman Sachs Group, Inc. (The)	31,620	3,352,352
Invesco, Ltd.	71,010	984,199
Morgan Stanley	33,700	767,349
		6,849,853

Lodging/Tourism (0.4%)
Carnival Corp.	44,630	964,008
		964,008

Machinery (1.1%)
Caterpillar, Inc.	31,584	883,089
Joy Global, Inc.	26,480	564,024
Parker-Hannifin Corp.	28,110	955,178
		2,402,291

Media (1.8%)
Time Warner, Inc.	73,799	1,424,321
Walt Disney Co. (The)	108,760	1,975,082
WPP PLC (United Kingdom)	96,447	542,160
		3,941,563

Medical technology (2.7%)
Boston Scientific Corp. (NON)	135,600	1,078,020
Hologic, Inc. (NON)	76,720	1,004,265
Hospira, Inc. (NON)	52,610	1,623,545
Medtronic, Inc.	73,290	2,159,856
		5,865,686

Metals (0.5%)
Cliffs Natural Resources, Inc.	25,300	459,448
Nucor Corp.	18,610	710,344
		1,169,792

Office equipment and supplies (0.9%)
Avery Dennison Corp.	20,800	464,672
Pitney Bowes, Inc.	59,600	1,391,660
		1,856,332

Oil and gas (12.2%)
BP PLC ADR (United Kingdom)	53,450	2,143,345
Chevron Corp.	102,540	6,894,790
ConocoPhillips	46,761	1,831,161
Exxon Mobil Corp.	108,930	7,418,129
Hess Corp.	23,750	1,287,250
Marathon Oil Corp.	35,080	922,253
Occidental Petroleum Corp.	73,472	4,088,717
Ultra Petroleum Corp. (NON)	27,500	986,975
XTO Energy, Inc.	29,020	888,592
		26,461,212

Pharmaceuticals (8.5%)
Abbott Laboratories	84,610	4,035,897
Eli Lilly & Co.	16,900	564,629
Johnson & Johnson	102,860	5,410,436
Merck & Co., Inc.	124,750	3,337,063
Pfizer, Inc.	238,710	3,251,230
Wyeth	42,520	1,830,061
		18,429,316

Power producers (0.5%)
AES Corp. (The) (NON)	66,500	386,365
NRG Energy, Inc. (NON)	41,030	722,128
		1,108,493

Railroads (0.9%)
Burlington Northern Santa Fe Corp.	25,210	1,516,382
CSX Corp.	17,000	439,450
		1,955,832

Real estate (0.4%)
Digital Realty Trust, Inc. (R)	27,715	919,584
		919,584

Regional Bells (4.1%)
AT&T, Inc.	190,520	4,801,104
Qwest Communications International, Inc.	344,800	1,179,216
Verizon Communications, Inc.	95,090	2,871,718
		8,852,038

Restaurants (1.4%)
McDonald's Corp.	56,230	3,068,471
		3,068,471

Retail (6.1%)
Best Buy Co., Inc.	9,100	345,436
CVS Caremark Corp.	58,280	1,602,117
Gap, Inc. (The)	57,300	744,327
Kroger Co.	78,550	1,666,831
Macy's, Inc.	123,990	1,103,511
Safeway, Inc.	48,660	982,445
TJX Cos., Inc. (The)	63,150	1,619,166
Wal-Mart Stores, Inc.	97,000	5,053,700
		13,117,533

Semiconductor (0.3%)
Atmel Corp. (NON)	90,900	329,967
Formfactor, Inc. (NON)	20,927	377,105
		707,072

Software (3.0%)
Microsoft Corp.	251,050	4,611,789
Oracle Corp. (NON)	80,830	1,460,598
Parametric Technology Corp. (NON)	37,100	370,258
		6,442,645

Technology (0.2%)
Affiliated Computer Services, Inc. Class A (NON)	10,800	517,212
		517,212

Technology services (3.1%)
Accenture, Ltd. Class A	58,476	1,607,505
Check Point Software Technologies (Israel) (NON)	60,460	1,342,817
Google, Inc. Class A (NON)	6,549	2,279,445
SAIC, Inc. (NON)	29,730	555,059
Yahoo!, Inc. (NON)	77,600	994,056
		6,778,882

Telecommunications (0.6%)
CenturyTel, Inc.	16,300	458,356
Sprint Nextel Corp. (NON)	212,850	759,875
		1,218,231

Tobacco (1.1%)
Altria Group, Inc.	20,200	323,604
Lorillard, Inc.	9,580	591,469
Philip Morris International, Inc.	39,780	1,415,372
		2,330,445

Trucks and parts (0.1%)
Autoliv, Inc. (Sweden)	7,290	135,375
		135,375

Total common stocks (cost $263,079,489)		$215,776,244

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Autoliv, Inc. $2.00 cv. pfd. (Sweden) (NON)	14,581	$416,069

Total convertible preferred stocks (cost $364,525)		$416,069

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
	Principal
	amount	Value

Ingersoll-Rand Co., Ltd. cv. sr. unsec. unsub. notes
company guaranty 4 1/2s, 2012	$170,000	$170,000

Total convertible bonds and notes (cost $170,000)		$170,000

SHORT-TERM INVESTMENTS (0.9%)(a)
	Shares	Value

Federated Prime Obligations Fund	2,019,879	$2,019,879

Total short-term investments (cost $2,019,879)		$2,019,879

TOTAL INVESTMENTS

Total investments (cost $265,633,893)(b)		$218,382,192

NOTES

(a) Percentages indicated are based on net assets of $216,960,692.

(b) The aggregate identified cost on a tax basis is $267,724,765, resulting in gross unrealized appreciation and depreciation of $8,219,855 and $57,562,428, respectively, or net unrealized depreciation of $49,342,573.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$216,487,963	$--

Level 2	1,894,229	--

Level 3	--	--

Total	$218,382,192	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (93.8%)(a)
	Shares	Value

Aerospace and defense (1.1%)
L-3 Communications Holdings, Inc.	4,290	$290,862
		290,862

Banking (4.4%)
City National Corp.	5,800	195,866
Cullen/Frost Bankers, Inc.	3,940	184,944
First Citizens BancShares, Inc. Class A	2,730	359,814
TCF Financial Corp.	16,410	192,982
UMB Financial Corp.	5,940	252,391
		1,185,997

Beverage (0.7%)
Molson Coors Brewing Co. Class B	5,140	176,199
		176,199

Building materials (1.2%)
Stanley Works (The)	11,010	320,611
		320,611

Cable television (0.5%)
DISH Network Corp. Class A (NON)	11,330	125,876
		125,876

Chemicals (1.0%)
Terra Industries, Inc.	9,910	278,372
		278,372

Coal (0.9%)
Massey Energy Co.	24,767	250,642
		250,642

Commercial and consumer services (2.2%)
Alliance Data Systems Corp. (NON)	10,390	383,911
URS Corp. (NON)	5,381	217,446
		601,357

Computers (1.8%)
Brocade Communications Systems, Inc. (NON)	89,920	310,224
NCR Corp. (NON)	23,720	188,574
		498,798

Construction (0.9%)
USG Corp. (NON)	30,930	235,377
		235,377

Consumer goods (3.6%)
Church & Dwight Co., Inc.	6,110	319,125
Clorox Co.	4,980	256,370
Newell Rubbermaid, Inc.	35,110	224,002
Weight Watchers International, Inc.	8,950	166,023
		965,520

Containers (1.0%)
Owens-Illinois, Inc. (NON)	18,490	266,996
		266,996

Electric utilities (2.7%)
Edison International	4,990	143,762
PG&E Corp.	6,610	252,634
Progress Energy, Inc.	4,950	179,487
Wisconsin Energy Corp.	3,460	142,448
		718,331

Electrical equipment (1.0%)
WESCO International, Inc. (NON)	14,930	270,532
		270,532

Electronics (1.5%)
Avnet, Inc. (NON)	15,800	276,658
Micron Technology, Inc. (NON)	31,020	125,941
		402,599

Energy (oil field) (2.3%)
National-Oilwell Varco, Inc. (NON)	6,724	193,046
Oceaneering International, Inc. (NON)	7,910	291,642
Weatherford International, Ltd. (NON)	12,070	133,615

		618,303

Engineering and construction (1.4%)
Fluor Corp.	11,260	389,033
		389,033

Financial (2.5%)
CIT Group, Inc.	140,980	401,793
Nasdaq OMX Group, Inc. (The) (NON)	13,760	269,421
		671,214

Gaming and lottery (1.6%)
International Game Technology	19,560	180,343
Scientific Games Corp. Class A (NON)	21,710	262,908
		443,251

Health-care services (7.1%)
AmerisourceBergen Corp.	9,190	300,145
Coventry Health Care, Inc. (NON)	10,420	134,835
Lincare Holdings, Inc. (NON)	8,370	182,466
Mednax, Inc. (NON)	16,440	484,487
Omnicare, Inc.	33,435	818,823
		1,920,756

Insurance (10.7%)
AON Corp.	4,070	166,137
Fidelity National Title Group, Inc. Class A	25,520	497,895
Hartford Financial Services Group, Inc. (The)	27,330	214,541
HCC Insurance Holdings, Inc.	10,050	253,160
Marsh & McLennan Cos., Inc.	18,030	365,108
PartnerRe, Ltd.	5,850	363,110
Reinsurance Group of America, Inc. Class A	3,050	98,790
W.R. Berkley Corp.	23,250	524,288
Willis Group Holdings, Ltd. (United Kingdom)	18,600	409,200
		2,892,229

Investment banking/Brokerage (4.3%)
Ameriprise Financial, Inc.	15,618	320,013
Eaton Vance Corp.	6,500	148,525
SEI Investments Co.	11,300	137,973
State Street Corp.	17,890	550,654
		1,157,165

Manufacturing (1.5%)
General Cable Corp. (NON)	19,770	391,841
		391,841

Media (1.1%)
Interpublic Group of Companies, Inc. (The) (NON)	75,180	309,742
		309,742

Medical technology (1.2%)
Boston Scientific Corp. (NON)	39,420	313,389
		313,389

Metals (3.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B	8,430	321,267
Nucor Corp.	2,930	111,838
Steel Dynamics, Inc.	53,000	466,930
		900,035

Natural gas utilities (2.5%)
National Fuel Gas Co.	12,260	376,014
Questar Corp.	10,560	310,781
		686,795

Oil and gas (4.5%)
Cabot Oil & Gas Corp. Class A	15,740	370,992
Frontier Oil Corp.	10,330	132,121
Newfield Exploration Co. (NON)	23,860	541,622
Pioneer Natural Resources Co.	10,070	165,853
		1,210,588

Pharmaceuticals (1.4%)
Sepracor, Inc. (NON)	25,850	378,961
		378,961

Real estate (2.2%)
Boston Properties, Inc. (R)	7,590	265,878
Host Marriott Corp. (R)	33,950	133,084
ProLogis Trust (R)	10,050	65,325
Simon Property Group, Inc. (R)	3,441	119,196
		583,483

Retail (11.0%)

Abercrombie & Fitch Co. Class A	15,330	364,854
BJ's Wholesale Club, Inc. (NON)	15,060	481,769
Gap, Inc. (The)	37,590	488,294
Macy's, Inc.	16,810	149,609
Mead Johnson Nutrition Co. Class A (NON)	6,799	196,287
O'Reilly Automotive, Inc. (NON)	6,130	214,611
OfficeMax, Inc.	96,831	302,113
Ross Stores, Inc.	11,940	428,407
Sally Beauty Holdings, Inc. (NON)	59,345	337,080
		2,963,024

Semiconductor (3.9%)
Atmel Corp. (NON)	209,940	762,082
Maxim Integrated Products, Inc.	21,430	283,090
		1,045,172

Shipping (1.6%)
Con-way, Inc.	14,570	261,240
DryShips, Inc. (Greece)	35,476	180,573
		441,813

Software (3.2%)
Amdocs, Ltd. (Guernsey) (NON)	16,110	298,357
McAfee, Inc. (NON)	8,332	279,122
Parametric Technology Corp. (NON)	28,750	286,925
		864,404

Technology services (0.9%)
Expedia, Inc. (NON)	28,090	255,057
		255,057

Toys (1.1%)
Mattel, Inc.	24,620	283,866
		283,866

Total common stocks (cost $31,105,612)		$25,308,190

INVESTMENT COMPANIES (1.2%)(a)
	Shares	Value

Market Vectors Gold Miners ETF (Exchange-traded fund)
(NON)	8,510	$313,849

Total investment companies (cost $306,988)		$313,849

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value

Federated Prime Obligations Fund	1,156,572	$1,156,572

Total short-term investments (cost $1,156,572)		$1,156,572

TOTAL INVESTMENTS

Total investments (cost $32,569,172) (b)		$26,778,611

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $86,250) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Atmel Corp. (Call) (F)	$34,987	Apr-09/$4.31	$6,430
Cabot Oil & Gas Corp. (Call)	5,045	Apr-09/29.90	711
Dish Network Corp. (Call)	11,330	Apr-09/12.66	1,794
Expedia, Inc. (Call)	16,506	Apr-09/9.67	4,965
Hartford Financial Services Group, Inc. (The) (Call)	27,330	Apr-09/8.55	27,284
Interpublic Group of Companies, Inc. (The) (Call)	32,638	Apr-09/4.82	2,458
Massey Energy Co. (Call)	11,017	Apr-09/13.52	1,179
Micron Technology, Inc. (Call)	31,020	Apr-09/4.11	13,299
Newell Rubbermaid, Inc. (Call)	35,110	Apr-09/7.94	3,128
Newfield Exploration Co. (Call)	8,082	Apr-09/27.50	1,203
OfficeMax, Inc. (Call)	24,275	Apr-09/3.11	8,448
OfficeMax, Inc. (Call)	6,675	Apr-09/3.27	1,796
OfficeMax, Inc. (Call)	1,491	Apr-09/3.63	210
State Street Corp. (Call)	4,928	Apr-09/29.58	18,253
USG Corp. (Call)	10,970	Apr-09/8.80	3,532

Total			$94,690

NOTES

(a) Percentages indicated are based on net assets of $26,993,661.

(b) The aggregate identified cost on a tax basis is $35,567,538, resulting in gross unrealized appreciation and depreciation of $1,651,609 and $10,440,536, respectively, or net unrealized depreciation of $8,788,927.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$26,778,611	$--

Level 2	--	(8,440)

Level 3	--	--

Total	$26,778,611	$(8,440)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary of Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

The following is a summary of the market values of derivative instruments as of March 31, 2009

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Equity contracts	17,659	26,099

Total	$17,659	$26,099

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund
The fund's portfolio
3/31/09 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (33.9%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Alpine Securitization	0.500	4/20/09	$5,000,000	$4,998,682
Atlantic Asset Securitization Corp.	0.601	5/4/09	2,000,000	1,998,900
Atlantic Asset Securitization Corp.	0.500	4/7/09	3,000,000	2,999,750
Barton Capital Corp.	0.501	4/22/09	4,000,000	3,998,833
Barton Capital Corp.	0.400	4/13/09	2,800,000	2,799,627
Bryant Park Funding, LLC	0.771	5/12/09	1,002,000	1,001,121
Bryant Park Funding, LLC	0.551	4/20/09	4,000,000	3,998,839
Bryant Park Funding, LLC	0.470	4/15/09	2,700,000	2,699,507
Bryant Park Funding, LLC	0.470	4/6/09	2,000,000	1,999,869
CAFCO, LLC.	0.600	4/1/09	3,000,000	3,000,000
CAFCO, LLC.	0.550	4/2/09	5,000,000	4,999,924
CRC Funding, LLC	0.570	4/1/09	5,000,000	5,000,000
Enterprise Funding Co., LLC	0.621	4/14/09	5,000,000	4,998,881
Enterprise Funding Co., LLC	0.521	4/23/09	4,000,000	3,998,729
Gemini Securitization Corp., LLC	0.852	6/16/09	8,000,000	7,985,644
Gemini Securitization Corp., LLC	0.550	4/1/09	1,500,000	1,500,000
Gotham Funding Corp.	0.822	6/1/09	2,000,000	1,997,221
Gotham Funding Corp.	0.531	4/17/09	5,000,000	4,998,822
Govco, Inc.	1.511	6/17/09	5,000,000	4,983,958
Govco, Inc.	1.258	6/23/09	5,000,000	4,985,590
LMA Americas, LLC	0.872	5/15/09	2,700,000	2,697,189
LMA Americas, LLC	0.801	5/6/09	1,005,000	1,004,218
LMA Americas, LLC	0.600	4/15/09	1,000,000	999,767
Old Line Funding Corp.	0.621	4/13/09	1,500,000	1,499,690
Old Line Funding Corp.	0.571	5/14/09	5,000,000	4,996,596
Old Line Funding Corp.	0.500	5/20/09	3,000,000	2,997,958
Park Avenue Receivables Corp.	0.450	4/6/09	905,000	904,943
Ranger Funding Co., LLC	0.570	4/8/09	2,200,000	2,199,756
Ranger Funding Co., LLC	0.551	5/19/09	2,000,000	1,998,533
Ranger Funding Co., LLC	0.450	4/16/09	2,000,000	1,999,625
Sheffield Receivables Corp.	0.852	4/2/09	4,000,000	3,999,906
Starbird Funding Corp.	1.103	4/24/09	2,000,000	1,998,594
Starbird Funding Corp.	0.952	4/21/09	3,000,000	2,998,417
Starbird Funding Corp.	0.952	4/17/09	4,000,000	3,998,311
Thunder Bay Funding, Inc.	0.400	4/29/09	750,000	749,767
Tulip Funding Corp.	1.002	5/20/09	3,550,000	3,545,168
Tulip Funding Corp.	0.620	4/15/09	1,000,000	999,759
Tulip Funding Corp.	0.300	4/8/09	4,900,000	4,899,714
Victory Receivables Corp.	0.711	6/16/09	3,000,000	2,995,503
Victory Receivables Corp.	0.651	4/15/09	4,000,000	3,998,989
Victory Receivables Corp.	0.450	4/7/09	2,250,000	2,249,831
Windmill Funding Corp.	0.871	5/6/09	1,400,000	1,398,816
Windmill Funding Corp.	0.551	4/7/09	3,000,000	2,999,725
Windmill Funding Corp.	0.501	4/6/09	4,000,000	3,999,722
Working Capital Management Co.	1.052	4/9/09	2,290,000	2,289,466
Working Capital Management Co.	1.002	4/8/09	5,300,000	5,298,736
Working Capital Management Co.	0.750	4/1/09	2,000,000	2,000,000
Yorktown Capital, LLC	0.752	4/3/09	5,000,000	4,999,792
Yorktown Capital, LLC	0.601	4/16/09	4,000,000	3,999,000
Yorktown Capital, LLC	0.420	4/2/09	300,000	299,997

Total asset-backed commercial paper (cost $155,961,385)				$155,961,385

CORPORATE BONDS AND NOTES (27.5%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

American Honda Finance Corp. 144A FRN Ser. MTN	1.400	8/26/09	$2,325,000	$2,325,000
American Honda Finance Corp. 144A FRN Ser. MTN	1.288	8/11/09	1,900,000	1,899,460
American Honda Finance Corp. 144A FRN Ser. MTN1	1.290	4/14/09	3,000,000	3,000,000
Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia)	1.491	7/2/09	3,000,000	3,000,000
Bank of America Corp. FDIC guaranteed notes FRN	1.186	2/5/10	5,050,000	5,050,000
Bank of America Corp. FDIC guaranteed notes FRN Ser.
BKNT	1.361	9/13/10	4,220,000	4,220,000
Bank of America NA sr. unsec. notes FRN Ser. BKNT	1.625	12/31/09	4,000,000	4,000,000
Bank of Nova Scotia 144A sr. unsec. notes FRN ser. MTN
(Canada)	1.648	11/10/09	2,500,000	2,500,000
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	1.443	12/10/12	3,000,000	3,000,000
Citibank NA FDIC guaranteed notes FRN	1.282	9/30/10	3,025,000	3,025,000
Citigroup Funding, Inc. sr. unsec. FDIC guaranteed
notes FRN Ser. D	1.274	7/30/10	4,000,000	4,000,000
Commonwealth Bank of Australia 144A FRN Ser. MTN
(Australia)	1.434	8/3/09	3,000,000	3,000,000
Commonwealth Bank of Australia 144A sr. unsec. unsub.
notes FRN Ser. MTN (Australia)	1.625	10/2/09	1,000,000	1,000,000
General Electric Capital Corp. sr. unsec. notes FRN
Ser. A	1.420	6/15/09	4,400,000	4,400,465
IBM International Group Capital, LLC 144A company
guaranty sr. notes FRN (International Business
Machines Corp. (Guarantee (GTD)))	1.470	9/25/09	2,970,000	2,970,000
ING Bank NV 144A FRN Ser. MTN (Netherlands)	1.496	7/24/09	3,000,000	3,000,000

ING Bank NV 144A sr. unsec. notes FRN Ser. MTN
(Netherlands)	1.670	6/15/09	2,000,000	2,000,000
ING USA Global Funding Trust FRN Ser. MTN1	1.749	10/19/09	2,830,000	2,830,000
International Bank for Reconstruction & Development
FRN Ser. GDIF (Supra-Nation)	1.186	2/8/10	5,400,000	5,399,883
International Bank for Reconstruction & Development
FRN Ser. GDIF (Supra-Nation)	1.124	2/1/10	4,000,000	4,000,000
Lloyds TSB Group PLC 144A sr. unsec. unsub. bonds FRB
Ser. EXTC (United Kingdom) (M)	1.541	8/7/13	3,000,000	3,000,000
MetLife Global Funding I 144A sr. unsub. notes FRN	1.668	8/7/09	4,000,000	4,000,000
MetLife Global Funding I 144A sr. unsub. notes FRN	1.635	4/13/09	3,000,000	3,000,000
Monumental Global Funding III 144A sr. unsec. notes FRN	1.638	8/17/09	2,000,000	2,000,000
National Australia Bank, Ltd. 144A FRN (Australia)	1.507	10/6/09	2,000,000	2,000,000
Nordea Bank AB 144A FRN (Sweden)	1.509	9/24/09	3,138,000	3,138,000
Pacific Life Global Funding 144A sr. unsec. notes FRN	1.511	9/9/09	2,000,000	2,000,000
Pricoa Global Funding I 144A FRN Ser. MTN	1.219	7/27/09	4,800,000	4,790,802
Pricoa Global Funding I 144A sr. unsub. notes FRN	1.521	9/11/09	3,000,000	3,000,000
Pricoa Global Funding I 144A sr. unsub. notes FRN Ser.
MTN	1.592	9/25/09	2,000,000	2,000,000
Procter & Gamble Co. (The) sr. unsec. notes FRN Ser.
MTN	1.314	9/9/09	1,500,000	1,500,000
Procter & Gamble International Funding SCA company
guaranty sr. unsec. notes FRN Ser. MTN (Luxembourg)	1.486	2/8/10	2,400,000	2,400,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.956	5/15/14	3,600,000	3,600,000
Royal Bank of Scotland PLC (The) 144A sr. unsec.
unsub. bank guaranteed notes FRN (United Kingdom)	1.720	10/9/09	2,000,000	2,000,000
Societe Generale 144A sr. unsec. unsub. notes FRN Ser.
BKNT (France)	1.676	9/4/09	3,000,000	3,000,000
Svenska Handelsbanken AB 144A FRN (Sweden)	1.643	8/6/09	2,000,000	2,000,000
Svenska Handelsbanken AB 144A sr. unsec. notes FRN
(Sweden)	1.509	8/25/09	3,600,000	3,600,000
Toyota Motor Credit Corp. FRN Ser. MTN	0.566	6/19/09	2,220,000	2,220,000
Toyota Motor Credit Corp. sr. unsec. notes FRN Ser. B	0.600	6/26/09	2,000,000	2,000,000
Wachovia Bank NA sr. unsec. notes FRN Ser. BKNT	1.845	8/4/09	4,000,000	4,000,000
Wells Fargo & Co. sr. unsec. notes FRN Ser. G	1.397	9/23/09	1,500,000	1,500,509
Wells Fargo Bank NA sr. unsec. notes FRN Ser. BKNT	0.673	5/28/09	2,830,000	2,830,000
Westpac Banking Corp./NY dep. notes FRN Ser. DPNT	1.460	8/14/09	2,600,000	2,600,000

Total corporate bonds and notes (cost $126,799,119)				$126,799,119

U.S. GOVERNMENT AGENCY OBLIGATIONS (20.8%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Fannie Mae sr. unsec. notes FRN	1.024	7/28/09	$3,000,000	$2,999,724
Fannie Mae unsec. notes FRN	1.269	10/27/09	6,000,000	6,000,000
Fannie Mae unsec. notes FRN	1.244	7/13/10	6,000,000	5,999,100
Fannie Mae unsec. notes FRN	1.167	2/12/10	3,000,000	2,999,511
Federal Farm Credit Bank FRB	0.691	8/10/10	2,400,000	2,400,000
Federal Farm Credit Bank FRB Ser. 2	0.663	4/27/10	4,200,000	4,199,543
Federal Home Loan Bank	0.350	5/22/09	2,050,000	2,048,984
Federal Home Loan Bank unsec. bonds	1.050	3/5/10	3,500,000	3,498,000
Federal Home Loan Bank unsec. bonds	0.950	4/1/10	5,000,000	5,000,000
Federal Home Loan Bank unsec. bonds FRB	1.211	2/19/10	3,000,000	2,998,885
Federal Home Loan Bank unsec. bonds FRB Ser. 1	1.051	5/13/09	4,000,000	4,000,000
Federal Home Loan Mortgage Corp. discount notes	1.259	6/24/09	5,000,000	4,985,417
Freddie Mac discount notes	0.622	9/30/09	5,000,000	4,984,328
Freddie Mac unsec. notes	2.170	11/12/09	3,000,000	3,000,000
Freddie Mac unsec. notes	1.300	3/19/10	5,200,000	5,200,000
Freddie Mac unsec. notes	1.150	12/23/09	5,000,000	5,000,000
Freddie Mac unsec. notes	1.050	2/4/10	4,700,000	4,700,000
Freddie Mac unsec. notes	1.000	1/15/10	2,000,000	2,000,000
Freddie Mac unsec. notes	0.890	12/30/09	5,000,000	5,000,000
Freddie Mac unsec. notes FRN	1.229	8/24/10	7,000,000	7,000,000
Freddie Mac unsec. notes FRN	1.193	9/24/10	3,000,000	2,999,100
Freddie Mac unsec. notes FRN	1.169	4/27/09	1,600,000	1,600,000
Freddie Mac unsec. notes FRN	1.060	7/14/10	4,000,000	4,000,000
Freddie Mac unsec. notes FRN	0.503	9/21/09	3,000,000	3,000,000

Total U.S. government agency obligations (cost $95,612,592)				$95,612,592

COMMERCIAL PAPER (9.7%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Australia & New Zealand Banking Group, Ltd. 144A
(Australia)	3.253	10/2/09	$2,000,000	$2,000,000
BNP Paribas Finance, Inc.	0.641	5/18/09	2,000,000	1,998,329
CBA (Delaware) Finance	0.751	4/14/09	800,000	799,783
Export Development Canada (Canada)	1.671	8/31/09	5,000,000	4,965,167
Export Development Canada (Canada)	1.511	6/1/09	3,000,000	2,992,375
ICICI Bank, Ltd. (Bank of America Corp. (LOC)) (India)	1.405	5/29/09	5,000,000	4,988,722
JPMorgan Chase Bank, NA	0.551	5/20/09	645,000	644,517
Roche Holdings, Inc.	0.250	4/30/09	2,000,000	1,999,597
Roche Holdings, Inc.	0.250	4/29/09	2,700,000	2,699,475
SanPaolo IMI US Financial Co.	0.540	4/15/09	2,400,000	2,399,496
Shell International Finance B.V. (Netherlands)	1.660	4/8/09	5,000,000	4,998,396
Shell International Finance B.V. (Netherlands)	0.400	6/24/09	2,000,000	1,998,133
Societe Generale, NA	1.033	6/15/09	2,000,000	1,995,708
Westpac Banking Corp./NY	0.601	6/19/09	3,000,000	2,996,050
Yale University	0.732	7/8/09	2,000,000	1,996,026
Yale University	0.500	5/8/09	5,000,000	4,997,431

Total commercial paper (cost $44,469,205)				$44,469,205

CERTIFICATES OF DEPOSIT (6.3%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

BNP Paribas/New York, NY (France)	0.780	6/26/09	$2,800,000	$2,800,000
Deutsche Bank AG/New York, NY FRN (Germany)	1.457	7/21/09	5,000,000	5,000,000
HSBC Bank PLC (United Kingdom)	1.300	8/12/09	5,000,000	5,000,000
HSBC Bank PLC (United Kingdom)	0.870	5/29/09	4,000,000	4,000,064
Lloyds TSB Bank PLC/New York, NY	1.170	5/13/09	4,250,000	4,250,000
Svenska Handelsbanken/New York, NY FRN	1.580	7/13/09	4,000,000	4,000,000
US Bank NA/Minneapolis, MN	0.850	7/22/09	4,000,000	4,000,000

Total certificates of deposit (cost $29,050,064)				$29,050,064

MUNICIPAL BONDS AND NOTES (2.4%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Colorado Housing and Finance Authority VRDN (Single
Family)
Ser. C-2, Class I (M)	1.400	11/1/35	$3,000,000	$3,000,000
Ser. C-1, Class I (M)	1.400	11/1/36	1,790,000	1,790,000
Ser. B-1 (M)	1.400	11/1/32	2,000,000	2,000,000
Geisinger, Pennsylvania Authority Health System VRDN
(Geisinger Health System) (M)	0.300	11/15/32	2,000,000	2,000,000
Missouri State Health and Educational Facility
Authority VRDN (Washington University (The))
Ser. C (M)	0.350	9/1/30	1,300,000	1,300,000
Ser. B (M)	0.320	9/1/30	1,000,000	1,000,000

Total municipal bonds and notes (cost $11,090,000)				$11,090,000

REPURCHASE AGREEMENTS (2.1%)(a)
			Principal
			amount	Value

Interest in $105,600,000 joint tri-party repurchase
agreement dated March 31, 2009 with Bank of America
Securities due April 1, 2009 -- maturity value
of $9,819,065 for an effective yield of 0.24%
(collateralized by Freddie Mac securities with
a coupon rate of 5.50% and a due date of June 1, 2038,
valued at $107,712,000)			$9,819,000	$9,819,000

Total repurchase agreements (cost $9,819,000)				$9,819,000

TOTAL INVESTMENTS

Total investments (cost $472,801,365) (b)				$472,801,365

NOTES

(a) Percentages indicated are based on net assets of $460,604,962.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$--	$--

Level 2	472,801,365	--

Level 3	--	--

Total	$472,801,365	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (2.2%)
Alliant Techsystems, Inc. (NON)	20,400	$1,366,392
L-3 Communications Holdings, Inc.	38,200	2,589,960
Orbital Sciences Corp. (NON)	51,300	609,957
Precision Castparts Corp.	41,600	2,491,840
Raytheon Co.	78,050	3,039,267
		10,097,416

Banking (0.8%)
Bank of the Ozarks, Inc.	15,100	348,508
Commerce Bancshares, Inc.	1,260	45,738
First Citizens BancShares, Inc. Class A	3,700	487,660
Northern Trust Corp.	50,700	3,032,874
		3,914,780

Beverage (1.6%)
Coca-Cola Co. (The)	66,200	2,909,490
Heckmann Corp. (NON)	69,650	335,713
PepsiCo, Inc.	80,752	4,157,113
		7,402,316

Biotechnology (4.0%)
Amgen, Inc. (NON)	52,450	2,597,324
Genzyme Corp. (NON)	55,221	3,279,575
Gilead Sciences, Inc. (NON)	146,050	6,765,036
Life Technologies Corp. (NON)	58,206	1,890,531
Sequenom, Inc. (NON)	155,700	2,214,054
Vertex Pharmaceuticals, Inc. (NON)	56,000	1,608,880
		18,355,400

Chemicals (1.8%)
FMC Corp.	34,000	1,466,760
Monsanto Co.	42,958	3,569,810
Potash Corp. of Saskatchewan, Inc. (Canada)	16,100	1,301,041
Sigma-Adrich Corp.	51,100	1,931,069
		8,268,680

Coal (0.2%)
Massey Energy Co.	109,310	1,106,217
		1,106,217

Commercial and consumer services (1.9%)
EZCORP, Inc. Class A (NON)	76,600	886,262
H&R Block, Inc.	110,850	2,016,362
HMS Holdings Corp. (NON)	36,063	1,186,473
Navigant Consulting, Inc. (NON)	67,800	886,146
Priceline.com, Inc. (NON)	30,535	2,405,547
Watson Wyatt Worldwide, Inc. Class A	29,700	1,466,289
		8,847,079

Communications equipment (4.6%)
Cisco Systems, Inc. (NON)	475,919	7,981,162
Comtech Telecommunications Corp. (NON)	53,000	1,312,810
F5 Networks, Inc. (NON)	102,018	2,137,277
Juniper Networks, Inc. (NON)	156,800	2,361,408
Qualcomm, Inc.	191,100	7,435,701
		21,228,358

Computers (9.7%)
Apple, Inc. (NON)	139,577	14,672,334
Brocade Communications Systems, Inc. (NON)	802,700	2,769,315
Hewlett-Packard Co.	288,167	9,238,634
IBM Corp.	169,145	16,388,459
Teradata Corp. (NON)	124,600	2,021,012
		45,089,754

Conglomerates (0.4%)
Walter Industries, Inc.	83,375	1,906,786
		1,906,786

Construction (0.5%)
Granite Construction, Inc.	57,650	2,160,722
		2,160,722

Consumer (0.4%)
Scotts Miracle-Gro Co. (The) Class A	55,300	1,918,910
		1,918,910

Consumer goods (2.9%)
Church & Dwight Co., Inc.	68,600	3,582,978
Colgate-Palmolive Co.	95,000	5,603,100
Procter & Gamble Co. (The)	92,918	4,375,509
		13,561,587

Containers (0.4%)
Silgan Holdings, Inc.	35,900	1,886,186
		1,886,186

Distribution (0.2%)
Spartan Stores, Inc.	45,650	703,467
		703,467

Electric utilities (1.6%)
Edison International	66,700	1,921,627
Exelon Corp.	58,050	2,634,890
PPL Corp.	95,700	2,747,547
		7,304,064

Electrical equipment (1.2%)
Emerson Electric Co.	142,400	4,069,792
GrafTech International, Ltd. (NON)	93,900	578,424
Vestas Wind Systems A/S (Denmark) (NON)	23,575	1,041,085
		5,689,301

Electronics (2.6%)
Altera Corp.	155,791	2,734,132
Analog Devices, Inc.	94,700	1,824,869
Intel Corp.	328,307	4,941,020
Intermec, Inc. (NON)	75,300	783,120
Marvell Technology Group, Ltd. (NON)	185,200	1,696,432
		11,979,573

Energy (oil field) (2.3%)
FMC Technologies, Inc. (NON)	86,500	2,713,505
National-Oilwell Varco, Inc. (NON)	107,097	3,074,755
Noble Corp.	99,150	2,388,524
Schlumberger, Ltd.	64,875	2,635,223
		10,812,007

Energy (other) (0.4%)
First Solar, Inc. (NON)	13,650	1,811,355
Optisolar, Inc. (acquired 7/30/08, cost $31,502)
(Private) (F)(RES)(NON)	5,081	31,502
		1,842,857

Engineering and construction (0.8%)
ENGlobal Corp. (NON)	217,300	986,542
Fluor Corp.	54,038	1,867,013
Michael Baker Corp. (NON)	40,200	1,045,200
		3,898,755

Financial (0.2%)
Assurant, Inc.	44,300	964,854
		964,854

Food (1.0%)
Del Monte Foods Co.	135,600	988,524
General Mills, Inc.	39,100	1,950,308
Ralcorp Holdings, Inc. (NON)	29,700	1,600,236
TreeHouse Foods, Inc. (NON)	6,531	188,792
		4,727,860

Gaming and lottery (0.4%)
Bally Technologies, Inc. (NON)	100,300	1,847,526
		1,847,526

Health-care services (3.3%)
AMERIGROUP Corp. (NON)	127,542	3,512,507
Express Scripts, Inc. (NON)	69,000	3,185,730
Healthsouth Corp. (NON)	90,600	804,528
Humana, Inc. (NON)	76,550	1,996,424
LHC Group, Inc. (NON)	29,100	648,348
Omnicare, Inc.	56,250	1,377,563
Quest Diagnostics, Inc.	81,200	3,855,376
		15,380,476

Insurance (1.1%)
AON Corp.	43,300	1,767,506
Fidelity National Title Group, Inc. Class A	127,450	2,486,550
Transatlantic Holdings, Inc.	19,300	688,431
		4,942,487

Investment banking/Brokerage (1.7%)

Eaton Vance Corp.	134,950	3,083,608
Goldman Sachs Group, Inc. (The)	26,371	2,795,853
TD Ameritrade Holding Corp. (NON)	147,900	2,042,499
		7,921,960

Machinery (1.2%)
AGCO Corp. (NON)	78,650	1,541,540
Chart Industries, Inc. (NON)	52,400	412,912
Joy Global, Inc.	73,250	1,560,225
Parker-Hannifin Corp.	54,300	1,845,114
		5,359,791

Manufacturing (1.0%)
Dover Corp.	50,100	1,321,638
Flowserve Corp.	20,250	1,136,430
Shaw Group, Inc. (NON)	78,900	2,162,649
		4,620,717

Medical technology (4.9%)
Baxter International, Inc.	112,476	5,761,021
Becton, Dickinson and Co.	76,220	5,125,033
Boston Scientific Corp. (NON)	260,700	2,072,565
Covidien, Ltd. (Bermuda)	38,300	1,273,092
Luminex Corp. (NON)	41,567	753,194
St. Jude Medical, Inc. (NON)	136,350	4,953,596
Varian Medical Systems, Inc. (NON)	57,900	1,762,476
Zoll Medical Corp. (NON)	69,650	1,000,174
		22,701,151

Metals (2.1%)
Barrick Gold Corp. (Canada)	38,600	1,251,412
Freeport-McMoRan Copper & Gold, Inc. Class B	49,850	1,899,784
Newmont Mining Corp.	80,397	3,598,570
Nucor Corp.	53,950	2,059,272
Steel Dynamics, Inc.	127,000	1,118,870
		9,927,908

Natural gas utilities (0.6%)
Southwestern Energy Co. (NON)	88,600	2,630,534
		2,630,534

Oil and gas (6.1%)
Comstock Resources, Inc. (NON)	52,150	1,554,070
Exxon Mobil Corp.	75,904	5,169,062
Hess Corp.	66,900	3,625,980
McMoRan Exploration Co. (NON)	97,297	457,296
Noble Energy, Inc.	41,600	2,241,408
Occidental Petroleum Corp.	153,400	8,536,710
Petroleo Brasileiro SA ADR (Brazil)	131,708	4,013,143
Ultra Petroleum Corp. (NON)	42,400	1,521,736
Whiting Petroleum Corp. (NON)	39,050	1,009,443
		28,128,848

Pharmaceuticals (6.1%)
Abbott Laboratories	233,000	11,114,100
Cephalon, Inc. (NON)	37,900	2,580,990
Emergent Biosolutions, Inc. (NON)	35,049	473,512
Johnson & Johnson	97,825	5,145,595
Owens & Minor, Inc.	82,816	2,743,694
Perrigo Co.	45,650	1,133,490
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	52,900	2,383,145
Wyeth	64,250	2,765,320
		28,339,846

Power producers (0.4%)
AES Corp. (The) (NON)	355,200	2,063,712
		2,063,712

Publishing (0.4%)
Marvel Entertainment, Inc. (NON)	64,800	1,720,440
		1,720,440

Railroads (0.8%)
Union Pacific Corp.	87,850	3,611,514
		3,611,514

Regional Bells (0.5%)
Verizon Communications, Inc.	69,132	2,087,786
		2,087,786

Restaurants (2.6%)
CEC Entertainment, Inc. (NON)	46,700	1,208,596
McDonald's Corp.	152,100	8,300,097
Yum! Brands, Inc.	100,581	2,763,966
		12,272,659

Retail (6.2%)
Advance Auto Parts, Inc.	59,700	2,452,476
AutoZone, Inc. (NON)	21,748	3,536,660
BJ's Wholesale Club, Inc. (NON)	83,317	2,665,311
Jo-Ann Stores, Inc. (NON)	64,200	1,049,028
Kroger Co.	113,550	2,409,531
Rent-A-Center, Inc. (NON)	35,650	690,541
TJX Cos., Inc. (The)	139,573	3,578,652
Wal-Mart Stores, Inc.	233,200	12,149,720
		28,531,919

Schools (1.7%)
Apollo Group, Inc. Class A (NON)	64,700	5,067,951
Career Education Corp. (NON)	115,800	2,774,568
		7,842,519

Semiconductor (0.3%)
Hittite Microwave Corp. (NON)	41,300	1,288,560
		1,288,560

Shipping (0.4%)
Kirby Corp. (NON)	66,200	1,763,568
		1,763,568

Software (6.8%)
Activision Blizzard, Inc. (NON)	203,050	2,123,903
Mantech International Corp. Class A (NON)	34,700	1,453,930
Microsoft Corp.	617,091	11,335,962
Oracle Corp. (NON)	507,750	9,175,043
Red Hat, Inc. (NON)	181,600	3,239,744
Symantec Corp. (NON)	120,500	1,800,270
TIBCO Software, Inc. (NON)	383,900	2,253,493
		31,382,345

Technology (0.4%)
Affiliated Computer Services, Inc. Class A (NON)	43,000	2,059,270
		2,059,270

Technology services (3.8%)
Accenture, Ltd. Class A	174,336	4,792,497
CSG Systems International, Inc. (NON)	100,974	1,441,909
Google, Inc. Class A (NON)	21,551	7,501,041
NetEase.com ADR (China) (NON)	43,300	1,162,605
SAIC, Inc. (NON)	134,000	2,501,780
		17,399,832

Telecommunications (0.9%)
NeuStar, Inc. Class A (NON)	119,456	2,000,888
NII Holdings, Inc. (NON)	56,450	846,750
Premiere Global Services, Inc. (NON)	127,700	1,126,314
		3,973,952

Tobacco (2.9%)
Lorillard, Inc.	44,400	2,741,256
Philip Morris International, Inc.	301,440	10,725,245
		13,466,501

Toys (0.5%)
Hasbro, Inc.	84,050	2,107,134
		2,107,134

Transportation services (0.6%)
C.H. Robinson Worldwide, Inc.	57,800	2,636,258
		2,636,258

Waste Management (0.4%)
Stericycle, Inc. (NON)	41,700	1,990,341
		1,990,341

Total common stocks (cost $593,461,935)		$461,666,483

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $42,356) (Private) (F)(RES)(NON)	16,600	$2

Total convertible preferred stocks (cost $42,356)		$2

SHORT-TERM INVESTMENTS (2.1%)(a)
	Principal
	amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.701%,
December 17, 2009	$723,000	$719,360
Federated Prime Obligations Fund	8,948,582	8,948,582

Total short-term investments (cost $9,668,895)		$9,667,942

TOTAL INVESTMENTS

Total investments (cost $603,173,186) (b)	$471,334,427

NOTES

(a) Percentages indicated are based on net assets of $463,746,099.

(b) The aggregate identified cost on a tax basis is $603,357,025, resulting in gross unrealized appreciation and depreciation of $15,378,475 and $147,401,073, respectively, or net unrealized depreciation of $132,022,598.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2009 was $31,504 or less than 0.1% of net assets.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$469,542,478	$--

Level 2	1,760,445	--

Level 3	31,504	--

Total	$471,334,427	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$--	$--

Accrued discounts/premiums	--	--

Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	--	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3**	31,504	--

Balance as of March 31, 2009	$31,504	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

** Represents level 3 securities acquired in merger with Putnam VT Discovery Growth Fund.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc.	1,600	$37,440
		37,440

Aerospace and defense (3.4%)
Goodrich Corp.	10,100	382,689
L-3 Communications Holdings, Inc.	6,900	467,820
Lockheed Martin Corp.	7,100	490,113
Raytheon Co.	14,500	564,630
		1,905,252

Banking (4.5%)
Bank of America Corp.	68,773	469,032
Bank of New York Mellon Corp. (The)	9,700	274,025
JPMorgan Chase & Co.	30,820	819,196
U.S. Bancorp	13,900	203,079
Wells Fargo & Co.	49,480	704,595
		2,469,927

Beverage (0.1%)
Coca-Cola Co. (The)	700	30,765
		30,765

Biotechnology (3.2%)
Amgen, Inc. (NON)	16,800	831,936
Genzyme Corp. (NON)	14,700	873,033
Life Technologies Corp. (NON)	1,400	45,472
		1,750,441

Broadcasting (0.3%)
CBS Corp. Class B	7,100	27,264
Liberty Media Corp. Class A (NON)	7,500	149,625
		176,889

Cable television (1.2%)
Comcast Corp. Class A	25,100	342,364
DIRECTV Group, Inc. (The) (NON)	10,400	237,016
DISH Network Corp. Class A (NON)	5,500	61,105
Time Warner Cable, Inc.	709	17,583
		658,068

Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	5,100	113,883
Monsanto Co.	5,400	448,740
Praxair, Inc.	4,900	329,721
		892,344

Commercial and consumer services (0.4%)
Alliance Data Systems Corp. (NON)	4,000	147,800
Automatic Data Processing, Inc.	1,700	59,772
		207,572

Communications equipment (2.8%)
Cisco Systems, Inc. (NON)	46,500	779,805
Corning, Inc.	11,700	155,259
Qualcomm, Inc.	15,200	591,432
		1,526,496

Computers (5.1%)
Apple, Inc. (NON)	11,300	1,187,856
EMC Corp. (NON)	45,600	519,840
Hewlett-Packard Co.	11,500	368,690
IBM Corp.	7,000	678,230
Metavante Technologies, Inc. (NON)	3,300	65,868
		2,820,484

Conglomerates (2.3%)
3M Co.	10,000	497,200
Danaher Corp.	2,400	130,128
General Electric Co.	65,500	662,205
		1,289,533

Consumer finance (0.4%)
American Express Co.	4,100	55,883
Capital One Financial Corp.	4,500	55,080
Mastercard, Inc. Class A	700	117,236
		228,199

Consumer goods (4.3%)
Avon Products, Inc.	20,300	390,369
Clorox Co.	4,000	205,920
Colgate-Palmolive Co.	7,600	448,248

Estee Lauder Cos., Inc. (The) Class A	10,400	256,360
Kimberly-Clark Corp.	3,000	138,330
Newell Rubbermaid, Inc.	20,800	132,704
Procter & Gamble Co. (The)	17,200	809,948
		2,381,879

Containers (0.2%)
Ball Corp.	700	30,380
Owens-Illinois, Inc. (NON)	5,500	79,420
		109,800

Distribution (0.1%)
Genuine Parts Co.	1,000	29,860
		29,860

Electric utilities (4.0%)
American Electric Power Co., Inc.	4,300	108,618
CMS Energy Corp.	28,300	335,072
Edison International	12,985	374,098
Entergy Corp.	3,400	231,506
Exelon Corp.	6,300	285,957
Great Plains Energy, Inc.	7,900	106,413
NV Energy, Inc.	34,800	326,772
PG&E Corp.	11,300	431,886
		2,200,322

Electronics (1.4%)
Altera Corp.	9,900	173,745
Broadcom Corp. Class A (NON)	3,600	71,928
Micron Technology, Inc. (NON)	39,100	158,746
National Semiconductor Corp.	13,500	138,645
Texas Instruments, Inc.	15,200	250,952
		794,016

Energy (oil field) (1.6%)
Halliburton Co.	20,000	309,400
Smith International, Inc.	9,700	211,331
Weatherford International, Ltd. (NON)	33,600	371,952
		892,683

Energy (other) (0.5%)
First Solar, Inc. (NON)	2,092	277,608
		277,608

Engineering and construction (0.3%)
Fluor Corp.	4,500	155,475
		155,475

Financial (0.5%)
CME Group, Inc.	650	160,154
Discover Financial Services	3,100	19,561
Intercontinental Exchange, Inc. (NON)	1,200	89,364
		269,079

Food (2.3%)
General Mills, Inc.	15,300	763,164
Kraft Foods, Inc. Class A	23,800	530,502
		1,293,666

Forest products and packaging (0.2%)
Crown Holdings, Inc. (NON)	2,900	65,917
MeadWestvaco Corp.	2,500	29,975
		95,892

Health-care services (2.4%)
AmerisourceBergen Corp.	5,200	169,832
CIGNA Corp.	9,400	165,346
Express Scripts, Inc. (NON)	3,400	156,978
McKesson Corp.	7,800	273,312
Omnicare, Inc.	5,000	122,450
Universal Health Services, Inc. Class B	2,500	95,850
WellPoint, Inc. (NON)	8,500	322,745
		1,306,513

Homebuilding (0.1%)
D.R. Horton, Inc.	4,100	39,770
Toll Brothers, Inc. (NON)	2,100	38,136
		77,906

Insurance (2.2%)
ACE, Ltd.	2,530	102,212
Aflac, Inc.	9,500	183,920
Arch Capital Group, Ltd. (NON)	1,800	96,948
Chubb Corp. (The)	3,200	135,424
Everest Re Group, Ltd.	1,600	113,280
Marsh & McLennan Cos., Inc.	6,180	125,145
MetLife, Inc.	6,400	145,728
PartnerRe, Ltd.	1,700	105,519
Travelers Cos., Inc. (The)	4,900	199,136
		1,207,312

Investment banking/Brokerage (2.4%)
BlackRock, Inc.	500	65,020
Eaton Vance Corp.	2,900	66,265
Goldman Sachs Group, Inc. (The)	4,700	498,294
Invesco, Ltd.	6,600	91,476
Morgan Stanley	10,600	241,362
Raymond James Financial, Inc.	2,300	45,310
State Street Corp.	6,000	184,680
T. Rowe Price Group, Inc.	2,500	72,150
TD Ameritrade Holding Corp. (NON)	3,400	46,954
		1,311,511

Lodging/Tourism (0.4%)
Marriott International, Inc. Class A	7,900	129,244
Wyndham Worldwide Corp.	19,796	83,143
		212,387

Machinery (1.0%)
Caterpillar, Inc.	3,800	106,248
Cummins, Inc.	4,800	122,160
Deere (John) & Co.	5,000	164,350
Parker-Hannifin Corp.	5,100	173,298
		566,056

Manufacturing (0.3%)
Eaton Corp.	4,500	165,870
		165,870

Media (1.3%)
News Corp., Ltd. (The) Class A	17,400	115,188
Time Warner, Inc.	12,633	243,817
Viacom, Inc. Class B (NON)	4,600	79,948
Walt Disney Co. (The)	16,500	299,640
		738,593

Medical technology (3.4%)
Baxter International, Inc.	3,500	179,270
Becton, Dickinson and Co.	3,900	262,236
Boston Scientific Corp. (NON)	46,400	368,880
Covidien, Ltd. (Bermuda)	7,425	246,807
Hologic, Inc. (NON)	8,600	112,574
Hospira, Inc. (NON)	7,400	228,364
Medtronic, Inc.	8,000	235,760
St. Jude Medical, Inc. (NON)	6,000	217,980
		1,851,871

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	3,700	141,007
Newmont Mining Corp.	4,100	183,516
Nucor Corp.	4,400	167,948
Steel Dynamics, Inc.	4,700	41,407
		533,878

Office equipment and supplies (0.1%)
Avery Dennison Corp.	900	20,106
Pitney Bowes, Inc.	1,700	39,695
		59,801

Oil and gas (11.3%)
Chevron Corp.	22,500	1,512,900
EOG Resources, Inc.	5,500	301,180
Exxon Mobil Corp.	32,500	2,213,250
Hess Corp.	7,000	379,400
Marathon Oil Corp.	10,900	286,561
Occidental Petroleum Corp.	14,800	823,620
Ultra Petroleum Corp. (NON)	8,000	287,120
XTO Energy, Inc.	16,900	517,478
		6,321,509

Pharmaceuticals (6.7%)
Abbott Laboratories	11,900	567,630
Cephalon, Inc. (NON)	4,200	286,020
Johnson & Johnson	9,300	489,180
Merck & Co., Inc.	9,200	246,100
Pfizer, Inc.	86,400	1,176,768
Schering-Plough Corp.	10,300	242,565
Wyeth	16,600	714,464
		3,722,727

Power producers (0.2%)
AES Corp. (The) (NON)	22,100	128,401
		128,401

Publishing (0.1%)
Gannett Co., Inc.	1,700	3,740
McGraw-Hill Cos., Inc. (The)	2,400	54,888
R. R. Donnelley & Sons Co.	1,500	10,995
		69,623

Real estate (0.8%)

Digital Realty Trust, Inc. (R)	5,000	165,900
HCP, Inc. (R)	7,100	126,735
Simon Property Group, Inc. (R)	3,582	124,080
		416,715

Regional Bells (2.9%)
AT&T, Inc.	37,200	937,440
Qwest Communications International, Inc.	54,200	185,364
Verizon Communications, Inc.	15,300	462,060
		1,584,864

Restaurants (1.0%)
McDonald's Corp.	6,400	349,248
Starbucks Corp. (NON)	5,500	61,105
Yum! Brands, Inc.	5,100	140,148
		550,501

Retail (5.8%)
Amazon.com, Inc. (NON)	2,500	183,600
AutoZone, Inc. (NON)	300	48,786
Best Buy Co., Inc.	3,300	125,268
CVS Caremark Corp.	3,500	96,215
Gap, Inc. (The)	13,400	174,066
Home Depot, Inc. (The)	19,900	468,844
Kroger Co.	10,200	216,444
Lowe's Cos., Inc.	18,000	328,500
Macy's, Inc.	9,300	82,770
O'Reilly Automotive, Inc. (NON)	1,100	38,511
OfficeMax, Inc.	3,300	10,296
Penske Automotive Group, Inc.	2,200	20,526
Staples, Inc.	5,800	105,038
Target Corp.	4,900	168,511
TJX Cos., Inc. (The)	5,500	141,020
Wal-Mart Stores, Inc.	19,200	1,000,320
		3,208,715

Schools (0.3%)
Career Education Corp. (NON)	6,700	160,532
		160,532

Semiconductor (0.8%)
Atmel Corp. (NON)	65,100	236,313
Formfactor, Inc. (NON)	11,723	211,248
		447,561

Software (4.2%)
Activision Blizzard, Inc. (NON)	27,900	291,834
Akamai Technologies, Inc. (NON)	1,300	25,220
Electronic Arts, Inc. (NON)	29,300	532,967
Microsoft Corp.	53,300	979,121
Parametric Technology Corp. (NON)	50,800	506,984
		2,336,126

Staffing (--%)
Robert Half International, Inc.	1,300	23,179
		23,179

Technology services (2.3%)
eBay, Inc. (NON)	4,200	52,752
Expedia, Inc. (NON)	16,400	148,912
Global Payments, Inc.	1,700	56,797
Google, Inc. Class A (NON)	1,628	566,642
Iron Mountain, Inc. (NON)	1,500	33,255
Salesforce.com, Inc. (NON)	4,500	147,285
VeriSign, Inc. (NON)	1,000	18,870
Yahoo!, Inc. (NON)	17,900	229,299
		1,253,812

Telecommunications (0.5%)
American Tower Corp. Class A (NON)	4,900	149,107
Embarq Corp.	800	30,280
Sprint Nextel Corp. (NON)	23,300	83,181
		262,568

Textiles (0.8%)
Cintas Corp.	1,100	27,192
Coach, Inc. (NON)	9,800	163,660
NIKE, Inc. Class B	5,300	248,517
		439,369

Tobacco (2.3%)
Altria Group, Inc.	30,400	487,008
Lorillard, Inc.	10,700	660,618
Philip Morris International, Inc.	3,300	117,414
		1,265,040

Transportation services (0.7%)
Expeditors International of Washington, Inc.	4,100	115,989
United Parcel Service, Inc. Class B	5,500	270,710
		386,699

Waste Management (0.3%)
Republic Services, Inc.	2,700	46,305
Waste Management, Inc.	4,100	104,960
		151,265

Total common stocks (cost $63,445,099)		$53,254,594

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.	6,144	$166,272

Total convertible preferred stocks (cost $149,332)		$166,272

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value

Industrial Select Sector SPDR Fund	6,800	$125,324

Total investment companies (cost $145,248)		$125,324

SHORT-TERM INVESTMENTS (3.8%)(a)

	Principal
	amount/shares	Value

Federated Prime Obligations Fund	1,693,091	$1,693,091
U.S. Treasury Bills for effective yields ranging from
0.33% to 0.39%, November 19, 2009 (SEG)	$385,000	383,450
U.S. Treasury Cash Management Bills for an effective
yield of 0.48%, May 15, 2009 (SEG)	10,000	9,994

Total short-term investments (cost $2,087,132)		$2,086,535

TOTAL INVESTMENTS

Total investments (cost $65,826,811) (b)		$55,632,725

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	6	$1,192,200	Jun-09	$23,877

NOTES

(a) Percentages indicated are based on net assets of $55,263,022.

(b) The aggregate identified cost on a tax basis is $67,476,282, resulting in gross unrealized appreciation and depreciation of $1,587,315 and $13,430,872, respectively, or net unrealized depreciation of $11,843,557.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the broker to cover margin requirements for futures contracts at March 31, 2009.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$55,073,009	$23,877

Level 2	559,716	--

Level 3	--	--

Total	$55,632,725	$23,877

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value

Aerospace and defense (1.0%)
Innovative Solutions & Support, Inc.	189,321	$800,828
Teledyne Technologies, Inc. (NON)	37,000	987,160
		1,787,988

Airlines (1.7%)
Copa Holdings SA Class A (Panama)	70,000	2,006,900
SkyWest, Inc.	83,900	1,043,716
		3,050,616

Banking (7.2%)
City National Corp.	30,500	1,029,985
Columbia Banking Systems, Inc.	59,600	381,440
CVB Financial Corp.	5,652	37,473
First Citizens BancShares, Inc. Class A	16,000	2,108,800
First Horizon National Corp.	88,955	955,380
NewAlliance Bancshares, Inc.	138,300	1,623,642
PacWest Bancorp	55,100	789,583
Seacoast Banking Corp. of Florida	55,000	166,650
Sterling Bancshares, Inc.	197,950	1,294,593
SVB Financial Group (NON)	59,400	1,188,594
Trustmark Corp.	47,539	873,767
UMB Financial Corp.	35,700	1,516,893
Whitney Holding Corp.	87,700	1,004,165
		12,970,965

Biotechnology (0.2%)
American Oriental Bioengineering, Inc. (China) (NON)	93,600	361,296
		361,296

Chemicals (1.0%)
Omnova Solutions, Inc. (NON)	475,200	826,848
RPM, Inc.	77,400	985,302
		1,812,150

Commercial and consumer services (1.1%)
Alliance Data Systems Corp. (NON)	42,500	1,570,375
Deluxe Corp.	42,000	404,460
		1,974,835

Communications equipment (3.2%)
ADC Telecommunications, Inc. (NON)	189,100	830,149
ARRIS Group, Inc. (NON)	232,271	1,711,837
Belden CDT, Inc.	41,200	515,412
F5 Networks, Inc. (NON)	65,100	1,363,845
Netgear, Inc. (NON)	113,300	1,365,265
		5,786,508

Computers (3.3%)
Acme Packet, Inc. (NON)	173,800	1,054,966
Brocade Communications Systems, Inc. (NON)	428,200	1,477,290
Ixia (NON)	278,000	1,437,260
Monotype Imaging Holdings, Inc. (NON)	191,146	714,886
NCR Corp. (NON)	83,000	659,850
SMART Modular Technologies WWH, Inc. (NON)	463,935	640,230
		5,984,482

Construction (0.5%)
Quanex Building Products Corp.	120,500	915,800
		915,800

Consumer (0.3%)
Elizabeth Arden, Inc. (NON)	88,900	518,287
		518,287

Consumer goods (1.4%)
Energizer Holdings, Inc. (NON)	25,700	1,277,033
Newell Rubbermaid, Inc.	112,888	720,225
Prestige Brands Holdings, Inc. (NON)	112,126	580,813
		2,578,071

Consumer services (1.8%)
Brink's Co. (The)	75,400	1,995,084

Stamps.com, Inc. (NON)	123,800	1,200,860
		3,195,944

Distribution (0.8%)
Spartan Stores, Inc.	96,600	1,488,606
		1,488,606

Electric utilities (5.7%)
Black Hills Corp.	42,492	760,182
Central Vermont Public Service Corp.	66,300	1,146,990
Great Plains Energy, Inc.	83,800	1,128,786
UIL Holdings Corp.	90,700	2,024,424
UniSource Energy Corp.	106,100	2,990,959
Westar Energy, Inc.	129,300	2,266,629
		10,317,970

Electrical equipment (0.5%)
WESCO International, Inc. (NON)	48,700	882,444
		882,444

Electronics (2.9%)
Benchmark Electronics, Inc. (NON)	92,365	1,034,488
EnerSys (NON)	144,700	1,753,764
Mellanox Technologies, Ltd. (Israel) (NON)	177,800	1,481,074
TTM Technologies, Inc. (NON)	179,400	1,040,520
		5,309,846

Energy (oil field) (0.7%)
Tidewater, Inc.	35,400	1,314,402
		1,314,402

Financial (0.8%)
Financial Federal Corp.	53,471	1,132,516
MGIC Investment Corp.	164,600	233,732
		1,366,248

Food (2.1%)
Chiquita Brands International, Inc. (NON)	74,900	496,587
Ruddick Corp.	91,600	2,056,420
Weiss Markets, Inc.	37,100	1,151,584
		3,704,591

Forest products and packaging (2.5%)
Grief, Inc. Class A	40,800	1,358,232
Rock-Tenn Co. Class A	56,100	1,517,505
Universal Forest Products, Inc.	62,503	1,663,205
		4,538,942

Gaming and lottery (0.9%)
Bally Technologies, Inc. (NON)	85,800	1,580,436
		1,580,436

Health-care services (4.1%)
AMERIGROUP Corp. (NON)	80,600	2,219,724
AMN Healthcare Services, Inc. (NON)	197,152	1,005,475
Health Management Associates, Inc. Class A (NON)	538,750	1,389,975
HealthSpring, Inc. (NON)	74,170	620,803
Hooper Holmes, Inc. (NON)	970,872	436,892
IPC The Hospitalist Co., Inc. (NON)	43,200	822,096
Lincare Holdings, Inc. (NON)	37,000	806,600
		7,301,565

Homebuilding (0.3%)
M/I Schottenstein Homes, Inc.	66,000	461,340
		461,340

Household furniture and appliances (0.3%)
Conn's, Inc. (NON)	36,800	516,672
		516,672

Insurance (7.5%)
American Equity Investment Life Holding Co.	127,296	529,551
Arch Capital Group, Ltd. (NON)	27,300	1,470,378
Assured Guaranty, Ltd. (Bermuda)	91,400	618,778
Endurance Specialty Holdings, Ltd. (Bermuda)	47,500	1,184,650
FBL Financial Group, Inc. Class A	39,805	165,191
Hanover Insurance Group, Inc. (The)	73,400	2,115,388
HCC Insurance Holdings, Inc.	52,600	1,324,994
Infinity Property & Casualty Corp.	42,100	1,428,453
IPC Holdings, Ltd. (Bermuda)	61,800	1,671,072
Navigators Group, Inc. (NON)	37,100	1,750,378
Presidential Life Corp.	19,775	154,047
Reinsurance Group of America, Inc. Class A	29,800	965,222
Safety Insurance Group, Inc.	4,698	146,014
		13,524,116

Investment banking/Brokerage (3.3%)
Eaton Vance Corp.	76,000	1,736,600
GFI Group, Inc.	140,005	449,416
SWS Group, Inc.	141,497	2,197,448
TradeStation Group, Inc. (NON)	243,300	1,605,780
		5,989,244

Leisure (0.3%)
Arctic Cat, Inc.	163,494	626,182
		626,182

Machinery (1.7%)
Applied Industrial Technologies, Inc.	63,100	1,064,497
Chart Industries, Inc. (NON)	70,700	557,116
Middleby Corp. (The) (NON)	43,400	1,407,462
		3,029,075

Manufacturing (1.4%)
General Cable Corp. (NON)	58,663	1,162,701
Knoll, Inc.	107,242	657,393
Robbins & Myers, Inc.	43,100	653,827
		2,473,921

Medical technology (1.9%)
Conmed Corp. (NON)	55,400	798,314
Cutera, Inc. (NON)	262,380	1,676,608
PetMed Express, Inc. (NON)	55,300	911,344
		3,386,266

Metal fabricators (1.9%)
Haynes International, Inc. (NON)	38,200	680,724
Mueller Industries, Inc.	78,700	1,707,003
USEC, Inc. (NON)	217,840	1,045,632
		3,433,359

Natural gas utilities (2.2%)
Energen Corp.	54,700	1,593,411
Southwest Gas Corp.	116,300	2,450,441
		4,043,852

Office equipment and supplies (0.4%)
Ennis Inc.	81,100	718,546
		718,546

Oil and gas (2.8%)
Approach Resources, Inc. (NON)	113,400	703,080
Cabot Oil & Gas Corp. Class A	41,516	978,532
Carrizo Oil & Gas, Inc. (NON)	27,262	242,087
Penn Virginia Corp.	59,100	648,918
Pioneer Drilling Co. (NON)	107,800	353,584
Rex Energy Corp. (NON)	221,800	636,566
Rosetta Resources, Inc. (NON)	91,000	450,450
St. Mary Land & Exploration Co.	71,760	949,385
		4,962,602

Pharmaceuticals (1.7%)
Owens & Minor, Inc.	47,200	1,563,736
Par Pharmaceutical Cos., Inc. (NON)	88,700	839,989
Questcor Pharmaceuticals, Inc. (NON)	149,600	736,032
		3,139,757

Real estate (5.8%)
Arbor Realty Trust, Inc (R)	96,534	69,504
Capital Trust, Inc. Class A (R)	21,123	23,235
DCT Industrial Trust, Inc. (R)	209,200	663,164
DiamondRock Hospitality Co. (R)	194,744	780,923
Digital Realty Trust, Inc. (R)	13,700	454,566
Douglas Emmett, Inc. (R)	50,400	372,456
Essex Property Trust, Inc. (R)	13,300	762,622
Getty Realty Corp. (R)	87,300	1,601,955
Healthcare Realty Trust, Inc. (R)	36,600	548,634
LaSalle Hotel Properties (R)	84,700	494,648
Macerich Co. (The) (R)	31,800	199,068
MFA Mortgage Investments, Inc. (R)	220,950	1,299,186
National Health Investors, Inc. (R)	31,339	842,079
National Retail Properties, Inc. (R)	23,400	370,656
Realty Income Corp. (R)	20,700	389,574
SL Green Realty Corp. (R)	21,600	233,280
Tanger Factory Outlet Centers (R)	17,800	549,308
Taubman Centers, Inc. (R)	49,000	834,960
		10,489,818

Restaurants (0.3%)
Domino's Pizza, Inc. (NON)	95,405	624,903
		624,903

Retail (7.1%)
Abercrombie & Fitch Co. Class A	24,900	592,620
Coldwater Creek, Inc. (NON)	243,500	611,185
Dress Barn, Inc. (NON)	85,400	1,049,566
Haverty Furniture Cos., Inc.	63,700	670,761
Herbalife, Ltd. (Cayman Islands)	67,500	1,011,150
Iconix Brand Group, Inc. (NON)	175,400	1,552,290
Jos. A. Bank Clothiers, Inc. (NON)	53,200	1,479,492
Nautilus, Inc. (NON)	354,351	223,241
OfficeMax, Inc.	199,800	623,376
Pier 1 Imports, Inc. (NON)	672,546	376,626
School Specialty, Inc. (NON)	71,400	1,255,926
Stage Stores, Inc.	110,050	1,109,304
Steven Madden, Ltd. (NON)	68,300	1,282,674
Timberland Co. (The) Class A (NON)	76,700	915,798
		12,754,009

Schools (1.1%)
Career Education Corp. (NON)	79,900	1,914,404
		1,914,404

Semiconductor (1.8%)
Atmel Corp. (NON)	450,100	1,633,863
GSI Group, Inc. (NON)	158,287	150,373
Micrel, Inc.	152,400	1,072,896
Ultra Clean Holdings, Inc. (NON)	303,155	324,376
		3,181,508

Software (0.6%)
Chordiant Software, Inc. (NON)	382,469	1,158,881
		1,158,881

Staffing (0.5%)
Gevity HR, Inc.	211,107	833,873
		833,873

Technology (2.0%)
BancTec, Inc. 144A (NON)	152,299	1,058,478
CACI International, Inc. Class A (NON)	43,500	1,587,315
Tech Data Corp. (NON)	40,700	886,446
		3,532,239

Technology services (1.6%)
CSG Systems International, Inc. (NON)	96,900	1,383,732
United Online, Inc.	317,300	1,415,158
		2,798,890

Telecommunications (3.0%)
Centennial Communications Corp. (NON)	66,300	547,638
Earthlink, Inc. (NON)	200,476	1,317,127
Novatel Wireless, Inc. (NON)	242,700	1,363,974
NTELOS Holdings Corp.	33,700	611,318
Oplink Communications, Inc. (NON)	200,500	1,543,850
		5,383,907

Textiles (1.1%)
American Apparel, Inc. (NON)	246,500	719,780
Phillips-Van Heusen Corp.	52,100	1,181,629
		1,901,409

Transportation services (0.7%)
UTI Worldwide, Inc.	105,000	1,254,750
		1,254,750

Trucks and parts (0.4%)
ATC Technology Corp. (NON)	68,900	771,680
		771,680

Total common stocks (cost $241,370,160)		$171,647,195

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	205,563	$1,027,815

Total investment companies (cost $2,157,118)		$1,027,815

SHORT-TERM INVESTMENTS (3.5%)(a)
	Shares	Value

Federated Prime Obligations Fund	6,263,792	$6,263,792

Total short-term investments (cost $6,263,792)		$6,263,792

TOTAL INVESTMENTS

Total investments (cost $249,791,070)(b)		$178,938,802

NOTES

(a) Percentages indicated are based on net assets of $180,080,634.

(b) The aggregate identified cost on a tax basis is $255,493,815, resulting in gross unrealized appreciation and depreciation of $5,628,458 and $82,183,471, respectively, or net unrealized depreciation of $76,555,013.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$177,880,324	$--

Level 2	1,058,478	--

Level 3	--	--

Total	$178,938,802	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Aerospace and defense (0.6%)
L-3 Communications Holdings, Inc.	12,200	$827,160
		827,160

Automotive (1.7%)
CarMax, Inc. (NON)	105,736	1,315,356
Copart, Inc. (NON)	36,600	1,085,556
		2,400,912

Banking (0.6%)
People's United Financial, Inc.	44,600	801,462
		801,462

Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc. (NON)	42,500	1,600,550
Genzyme Corp. (NON)	13,500	801,765
Sequenom, Inc. (NON)	40,636	577,844
Vertex Pharmaceuticals, Inc. (NON)	45,800	1,315,834
		4,295,993

Chemicals (2.7%)
CF Industries Holdings, Inc.	22,900	1,628,877
FMC Corp.	15,576	671,949
Intrepid Potash, Inc. (NON)	80,300	1,481,535
		3,782,361

Coal (2.5%)
Alpha Natural Resources, Inc. (NON)	71,800	1,274,450
Foundation Coal Holdings, Inc.	52,300	750,505
Peabody Energy Corp.	60,900	1,524,936
		3,549,891

Commercial and consumer services (3.1%)
Alliance Data Systems Corp. (NON)	37,900	1,400,405
H&R Block, Inc.	74,200	1,349,698
Priceline.com, Inc. (NON)	10,500	827,190
Watson Wyatt Worldwide, Inc. Class A	17,900	883,723
		4,461,016

Communications equipment (1.0%)
Comtech Telecommunications Corp. (NON)	29,724	736,263
F5 Networks, Inc. (NON)	31,600	662,020
		1,398,283

Computers (2.9%)
Brocade Communications Systems, Inc. (NON)	501,029	1,728,550
Seagate Technology	392,231	2,357,308
		4,085,858

Conglomerates (1.4%)
SPX Corp.	43,100	2,026,131
		2,026,131

Consumer (0.6%)
Tiffany & Co.	38,500	830,060
		830,060

Electronics (5.8%)
Altera Corp.	96,100	1,686,555
Garmin, Ltd.	67,200	1,425,312
International Rectifier Corp. (NON)	128,442	1,735,251
MEMC Electronic Materials, Inc. (NON)	85,600	1,411,544
NVIDIA Corp. (NON)	146,700	1,446,462
Synopsys, Inc. (NON)	27,700	574,221
		8,279,345

Energy (oil field) (4.3%)
Diamond Offshore Drilling, Inc.	22,400	1,408,064
Transocean, Ltd. (Switzerland) (NON)	22,100	1,300,364
Weatherford International, Ltd. (NON)	308,700	3,417,309
		6,125,737

Energy (other) (0.1%)
Optisolar, Inc. (acquired 07/30/08, cost $88,102)
(Private) (F)(RES)(NON)	14,210	88,102
		88,102

Engineering and construction (1.8%)
Fluor Corp.	20,800	718,640

McDermott International, Inc. (NON)	141,800	1,898,702
		2,617,342

Environmental (0.7%)
Nalco Holding Co.	81,400	1,063,898
		1,063,898

Financial (1.0%)
CME Group, Inc.	5,000	1,231,950
MF Global, Ltd. (Bermuda) (NON)	53,476	226,203
		1,458,153

Forest products and packaging (0.7%)
Sino-Forest Corp. (Canada) (NON)	142,000	990,540
		990,540

Gaming and lottery (0.7%)
International Game Technology	100,550	927,071
		927,071

Health-care services (1.0%)
Express Scripts, Inc. (NON)	17,700	817,209
Humana, Inc. (NON)	20,400	532,032
		1,349,241

Insurance (2.6%)
Manulife Financial Corp. (Canada)	176,200	1,973,440
Prudential Financial, Inc.	42,600	810,252
Torchmark Corp.	37,100	973,133
		3,756,825

Investment banking/Brokerage (2.1%)
Blackstone Group LP (The)	107,977	782,833
Greenhill & Co., Inc.	14,750	1,089,288
Invesco, Ltd.	80,500	1,115,730
		2,987,851

Machinery (1.8%)
Joy Global, Inc.	67,100	1,429,230
Terex Corp. (NON)	120,600	1,115,550
		2,544,780

Manufacturing (2.2%)
Flowserve Corp.	25,500	1,431,060
Shaw Group, Inc. (NON)	59,300	1,625,413
		3,056,473

Medical technology (3.0%)
Edwards Lifesciences Corp. (NON)	10,137	614,606
Haemonetics Corp. (NON)	18,200	1,002,456
St. Jude Medical, Inc. (NON)	72,000	2,615,760
		4,232,822

Metals (8.6%)
Agnico-Eagle Mines, Ltd. (Canada)	72,300	4,115,316
Eldorado Gold Corp. (Canada) (NON)	177,600	1,598,400
Goldcorp, Inc. (Toronto Exchange) (Canada)	107,900	3,595,228
Ivanhoe Mines Ltd. (Canada) (NON)	207,400	1,275,510
Steel Dynamics, Inc.	176,108	1,551,511
		12,135,965

Natural gas utilities (1.9%)
Southwestern Energy Co. (NON)	89,400	2,654,286
		2,654,286

Oil and gas (9.5%)
Anadarko Petroleum Corp.	27,000	1,050,030
Cabot Oil & Gas Corp. Class A	66,500	1,567,405
Chesapeake Energy Corp.	46,700	796,702
Continental Resources, Inc. (NON)	44,800	950,208
EXCO Resources, Inc. (NON)	152,200	1,522,000
Noble Energy, Inc.	35,000	1,885,800
PetroHawk Energy Corp. (NON)	125,300	2,409,519
Range Resources Corp.	62,100	2,556,036
Rex Energy Corp. (NON)	262,200	752,514
		13,490,214

Pharmaceuticals (1.4%)
OSI Pharmaceuticals, Inc. (NON)	53,700	2,054,562
		2,054,562

Real estate (0.4%)
Kimco Realty Corp. (R)	84,956	647,365
		647,365

Regional Bells (1.5%)
Qwest Communications International, Inc.	609,700	2,085,174
		2,085,174

Restaurants (0.9%)
Starbucks Corp. (NON)	112,200	1,246,542
		1,246,542

Retail (5.3%)
Advance Auto Parts, Inc.	41,000	1,684,280
Big Lots, Inc. (NON)	29,700	617,166
Foot Locker, Inc.	133,500	1,399,080
GameStop Corp. (NON)	40,500	1,134,810
Macy's, Inc.	150,704	1,341,265
Nordstrom, Inc.	81,800	1,370,150
		7,546,751

Schools (1.7%)
Apollo Group, Inc. Class A (NON)	18,800	1,472,604
Career Education Corp. (NON)	39,100	936,836
		2,409,440

Semiconductor (2.3%)
Linear Technology Corp.	62,800	1,443,144
Maxim Integrated Products, Inc.	141,908	1,874,605
		3,317,749

Shipping (2.5%)
Diana Shipping, Inc. (Greece)	66,431	783,221
DryShips, Inc. (Greece)	544,753	2,772,793
		3,556,014

Software (5.6%)
Autodesk, Inc. (NON)	102,700	1,726,387
BMC Software, Inc. (NON)	43,219	1,426,227
Electronic Arts, Inc. (NON)	63,400	1,153,246
McAfee, Inc. (NON)	48,000	1,608,000
Red Hat, Inc. (NON)	112,951	2,015,046
		7,928,906

Technology (0.9%)
Affiliated Computer Services, Inc. Class A (NON)	27,300	1,307,397
		1,307,397

Technology services (1.9%)
Baidu, Inc. ADR (China) (NON)	8,300	1,465,780
Sohu.com, Inc. (China) (NON)	30,100	1,243,431
		2,709,211

Telecommunications (3.8%)
EchoStar Corp. Class A (NON)	94,750	1,405,145
NII Holdings, Inc. (NON)	64,599	968,985
Sprint Nextel Corp. (NON)	287,100	1,024,947
ZTE Corp. (China)	482,400	1,973,350
		5,372,427

Textiles (1.2%)
VF Corp.	11,400	651,054
Warnaco Group, Inc. (The) (NON)	46,000	1,104,000
		1,755,054

Transportation services (0.6%)
UTI Worldwide, Inc.	68,000	812,600
		812,600

Total common stocks (cost $137,052,180)		$138,966,964

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value

Morgan Stanley China A Share Fund, Inc.	32,007	$948,367

Total investment companies (cost $912,935)		$948,367

SHORT-TERM INVESTMENTS (1.4%)(a)

	Principal
	amount/shares	Value

Federated Prime Obligations Fund	1,465,599	$1,465,599
U.S. Treasury Bills, for effective yields ranging from
0.49% to 0.62%, December 17, 2009	$209,000	207,948
U.S. Treasury Bills, for effective yields ranging from
0.31% to 0.62%, November 19, 2009	322,000	320,703

Total short-term investments (cost $1,994,931)		$1,994,250

TOTAL INVESTMENTS

Total investments (cost $139,960,046) (b)		$141,909,581

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $40,470) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Prudential Financial Inc. (Call)	$42,600	May-09 / $30.00	$40,470

Total			$40,470

NOTES

(a) Percentages indicated are based on net assets of $141,898,152.

(b) The aggregate identified cost on a tax basis is $141,062,491, resulting in gross unrealized appreciation and depreciation of $9,159,734 and $8,312,644, respectively, or net unrealized appreciation of $847,090.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2009 was $88,102 or less than 0.1% of net assets.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $40,470 have been designated as collateral for open options contracts.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$139,319,478	$--

Level 2	2,502,001	--

Level 3	88,102	--

Total	$141,909,581	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of December 31, 2008	$--	$--

Accrued discounts/premiums	--	--

Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	--	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3 1	88,102	--

Balance as of March 31, 2009	$88,102	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

1 Represents Level 3 securities acquired in merger with VT Putnam OTC & Emerging Growth Fund.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (94.4%)(a)
	Shares	Value

Aerospace and defense (2.5%)
Boeing Co. (The)	60,900	$2,166,822
General Dynamics Corp.	53,700	2,233,383
Goodrich Corp.	73,254	2,775,594
Lockheed Martin Corp.	79,000	5,453,370
Raytheon Co.	46,200	1,799,028
United Technologies Corp.	67,000	2,879,660
		17,307,857

Airlines (0.7%)
Continental Airlines, Inc. Class B (NON)	167,400	1,474,794
Delta Air Lines, Inc. (NON)	314,100	1,768,383
UAL Corp. (NON)	245,300	1,098,944
US Airways Group, Inc. (NON)	95,000	240,350
		4,582,471

Automotive (0.2%)
Navistar International Corp. (NON)	47,900	1,602,734
		1,602,734

Banking (0.2%)
JPMorgan Chase & Co.	55,300	1,469,874
		1,469,874

Beverage (0.7%)
Coca-Cola Co. (The)	33,000	1,450,350
PepsiCo, Inc.	68,000	3,500,640
		4,950,990

Biotechnology (4.3%)
Amgen, Inc. (NON)	281,500	13,939,880
Genzyme Corp. (NON)	255,400	15,168,206
		29,108,086

Broadcasting (3.6%)
CBS Corp. Class B	131,182	503,739
Liberty Media Corp. Class A (NON)	758,032	15,122,738
Liberty Media Corp. - Capital Ser. A (NON)	834,655	5,825,892
Sirius XM Radio, Inc. (NON)	9,587,200	3,355,520
		24,807,889

Cable television (3.1%)
Comcast Corp. Class A	266,400	3,633,696
DIRECTV Group, Inc. (The) (NON)	121,700	2,773,543
DISH Network Corp. Class A (NON)	616,867	6,853,392
Time Warner Cable, Inc.	317,025	7,862,220
		21,122,851

Chemicals (1.9%)
FMC Corp.	88,256	3,807,364
Monsanto Co.	109,100	9,066,210
		12,873,574

Commercial and consumer services (2.1%)
Alliance Data Systems Corp. (NON)	381,087	14,081,165
		14,081,165

Communications equipment (5.0%)
Cisco Systems, Inc. (NON)	787,700	13,209,729
Corning, Inc.	90,000	1,194,300
Nokia OYJ ADR (Finland)	155,800	1,818,186
Qualcomm, Inc.	374,200	14,560,122
Research in Motion, Ltd. (Canada) (NON)	73,800	3,178,566
		33,960,903

Computers (8.0%)
Apple, Inc. (NON) (SEG)	359,400	37,780,128
Brocade Communications Systems, Inc. (NON)	177,300	611,685
EMC Corp. (NON)	240,500	2,741,700
Hewlett-Packard Co.	259,700	8,325,982
NetApp, Inc. (NON)	213,000	3,160,920
Palm, Inc. (NON)	56,584	487,754
Seagate Technology	232,900	1,399,729
		54,507,898

Conglomerates (0.4%)
Honeywell International, Inc.	109,100	3,039,526
		3,039,526

Consumer finance (1.6%)
Mastercard, Inc. Class A	66,700	11,170,916
		11,170,916

Consumer goods (2.8%)
Avon Products, Inc.	212,800	4,092,144
Colgate-Palmolive Co.	65,500	3,863,190
Estee Lauder Cos., Inc. (The) Class A	286,158	7,053,795
Newell Rubbermaid, Inc.	169,400	1,080,772
Procter & Gamble Co. (The)	65,200	3,070,268
		19,160,169

Electrical equipment (0.7%)
Siemens AG ADR (Germany)	87,000	4,956,390
		4,956,390

Electronics (1.6%)
Broadcom Corp. Class A (NON)	86,000	1,718,280
Intel Corp.	64,000	963,200
Micron Technology, Inc. (NON)	789,100	3,203,746
National Semiconductor Corp.	160,900	1,652,443
NVIDIA Corp. (NON)	268,500	2,647,410
Texas Instruments, Inc.	62,300	1,028,573
		11,213,652

Energy (oil field) (3.3%)
Halliburton Co.	365,000	5,646,550
National-Oilwell Varco, Inc. (NON)	149,054	4,279,340
Smith International, Inc.	116,700	2,506,716
Transocean, Ltd. (Switzerland) (NON)	22,900	1,347,436
Weatherford International, Ltd. (NON)	799,700	8,852,679
		22,632,721

Energy (other) (1.1%)
First Solar, Inc. (NON)	56,000	7,431,200
		7,431,200

Engineering and construction (0.3%)
KBR, Inc.	126,800	1,751,108
		1,751,108

Gaming and lottery (0.6%)
International Game Technology	477,133	4,399,166
		4,399,166

Health-care services (3.7%)
AmerisourceBergen Corp.	60,800	1,985,728
Cardinal Health, Inc.	66,400	2,090,272
Express Scripts, Inc. (NON)	117,500	5,424,975
McKesson Corp.	162,700	5,701,008
Medco Health Solutions, Inc. (NON)	152,600	6,308,484
Omnicare, Inc.	55,300	1,354,297
WellPoint, Inc. (NON)	65,700	2,494,629
		25,359,393

Homebuilding (0.6%)
D.R. Horton, Inc.	126,400	1,226,080
NVR, Inc. (NON)	1,300	556,075
Pulte Homes, Inc.	113,000	1,235,090
Toll Brothers, Inc. (NON)	47,300	858,968
		3,876,213

Household furniture and appliances (0.1%)
Whirlpool Corp.	32,100	949,839
		949,839

Insurance (3.2%)
ACE, Ltd.	180,600	7,296,240
Aflac, Inc.	473,700	9,170,832
RenaissanceRe Holdings, Ltd.	57,600	2,847,744
XL Capital, Ltd. Class A	419,200	2,288,832
		21,603,648

Investment banking/Brokerage (2.2%)
Goldman Sachs Group, Inc. (The)	89,400	9,478,188
Morgan Stanley	112,100	2,552,517
Och-Ziff Capital Management Group Class A	262,300	1,592,161
State Street Corp.	42,200	1,298,916
		14,921,782

Lodging/Tourism (0.5%)
Las Vegas Sands Corp. (NON)	227,500	684,775
Wyndham Worldwide Corp.	567,953	2,385,403
		3,070,178

Machinery (0.2%)
Alstom SA (France)	27,957	1,446,831
		1,446,831

Manufacturing (0.2%)
Flowserve Corp.	22,600	1,268,312
		1,268,312

Media (2.2%)
News Corp., Ltd. (The) Class A	232,700	1,540,474
Time Warner, Inc.	298,100	5,753,330
Viacom, Inc. Class B (NON)	121,000	2,102,980
Virgin Media, Inc.	1,152,377	5,531,410
		14,928,194

Medical technology (6.2%)
Becton, Dickinson and Co.	13,100	880,844
Boston Scientific Corp. (NON)	2,121,400	16,865,130
Hologic, Inc. (NON)	726,100	9,504,649
Hospira, Inc. (NON)	323,600	9,986,296
Medtronic, Inc.	159,200	4,691,624
		41,928,543

Metals (0.9%)
ArcelorMittal Class A (NY Shares) (Luxembourg)	63,700	1,276,548
Freeport-McMoRan Copper & Gold, Inc. Class B	57,300	2,183,703
Lihir Gold, Ltd. (Papua New Guinea) (NON)	475,284	1,080,106
Rio Tinto PLC ADR (United Kingdom)	8,200	1,099,292
Timminco, Ltd. (Canada) (NON)	150,857	305,282
		5,944,931

Oil and gas (4.6%)
Chevron Corp.	99,300	6,676,932
Hess Corp.	84,900	4,601,580
Occidental Petroleum Corp.	211,000	11,742,150
Petroleo Brasileiro SA ADR (Brazil)	97,300	2,964,731
Ultra Petroleum Corp. (NON)	52,900	1,898,581
XTO Energy, Inc.	116,000	3,551,920
		31,435,894

Pharmaceuticals (5.9%)
Abbott Laboratories	59,800	2,852,460
Merck & Co., Inc.	119,700	3,201,975
Pfizer, Inc.	935,100	12,736,062
Roche Holding AG (Switzerland)	30,657	4,206,081
Schering-Plough Corp.	227,000	5,345,850
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	41,000	1,847,050
Wyeth	234,900	10,110,096
		40,299,574

Power producers (1.0%)
AES Corp. (The) (NON)	1,217,730	7,075,011
		7,075,011

Real estate (0.3%)
Digital Realty Trust, Inc. (R)	53,000	1,758,540
		1,758,540

Regional Bells (1.0%)
Qwest Communications International, Inc.	1,968,500	6,732,270
		6,732,270

Retail (5.0%)
CVS Caremark Corp.	704,600	19,369,454
Gap, Inc. (The)	321,800	4,180,182
Hanesbrands, Inc. (NON)	68,800	658,416
Herbalife, Ltd. (Cayman Islands)	157,800	2,363,844
Macy's, Inc.	642,079	5,714,503
Staples, Inc.	78,400	1,419,824
		33,706,223

Semiconductor (1.0%)
Atmel Corp. (NON)	741,700	2,692,371
Formfactor, Inc. (NON)	101,373	1,826,741
Maxim Integrated Products, Inc.	101,900	1,346,099
Teradyne, Inc. (NON)	90,781	397,621
Varian Semiconductor Equipment (NON)	35,300	764,598
		7,027,430

Software (3.7%)
Electronic Arts, Inc. (NON)	73,700	1,340,603
Microsoft Corp.	882,400	16,209,688
Oracle Corp. (NON)	236,800	4,278,976
Parametric Technology Corp. (NON)	230,700	2,302,386
VMware, Inc. Class A (NON)	44,700	1,055,814

			25,187,467

Technology (0.1%)
ON Semiconductor Corp. (NON)		206,900	806,910
			806,910

Technology services (0.7%)
Yahoo!, Inc. (NON)		366,900	4,699,989
			4,699,989

Telecommunications (2.9%)
Comverse Technology, Inc. (NON)		654,700	3,757,978
EchoStar Corp. Class A (NON)		98,900	1,466,687
Millicom International Cellular SA (Luxembourg)		24,844	920,222
Motorola, Inc.		511,900	2,165,337
Sprint Nextel Corp. (NON)		883,600	3,154,452
Telefonica SA (Spain)		391,818	7,822,450
Vodafone Group PLC ADR (United Kingdom)		14,267	248,531
			19,535,657

Textiles (0.8%)
Coach, Inc. (NON)		313,400	5,233,780
			5,233,780

Tobacco (0.9%)
Lorillard, Inc.		80,300	4,957,722
Philip Morris International, Inc.		39,900	1,419,642
			6,377,364

Toys (1.8%)
Nintendo Co., Ltd. ADR (Japan)		336,600	12,285,900
			12,285,900

Total common stocks (cost $632,761,575)			$643,591,013

INVESTMENT COMPANIES (3.2%)(a)
		Shares	Value

Financial Select Sector SPDR Fund		147,900	$1,302,999
iShares MSCI Emerging Markets Index Fund		225,000	5,582,250
KKR Private Equity Investors LP (Unit) (NON)		2,555,148	7,536,182
Regional Bank HOLDRs Trust		26,500	1,316,785
Semiconductor HOLDRs Trust		72,600	1,357,620
SPDR S&P Homebuilders ETF		412,000	4,375,440

Total investment companies (cost $19,366,052)			$21,471,276

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Aflac, Inc. (Call)	Aug-09/$15.00	104,178	$739,080
Aflac, Inc. (Call)	Aug-09/20.00	143,748	618,102
Aflac, Inc. (Call)	Aug-09/20.00	101,376	474,255
Aflac, Inc. (Call)	Aug-09/25.00	171,716	460,800
Aflac, Inc. (Call)	Aug-09/20.00	87,409	395,430
Alliance Data Systems Corp. (Call)	Jan-10/30.00	72,463	884,802

Total purchased options outstanding (cost $2,672,076)			$3,572,469

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
		Principal
		amount	Value

XM Satellite Radio Holdings, Inc. cv. sr. unsec. notes
10s, 2009		$1,059,000	$958,395

Total convertible bonds and notes (cost $506,343)			$958,395

SHORT-TERM INVESTMENTS (1.9%)(a)
		Shares	Value

Federated Prime Obligations Fund		13,105,120	$13,105,120

Total short-term investments (cost $13,105,120)			$13,105,120

TOTAL INVESTMENTS

Total investments (cost $668,411,166) (b)			$682,698,273

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $15,918,749) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$10,577,975	$10,048,724	4/15/09	$(529,251)
Japanese Yen	5,852,982	5,870,025	4/15/09	17,043

Total				$(512,208)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	8	$198,000	Jun-09	$306
S&P 500 Index (Long)	4	794,800	Jun-09	(12,715)

Total				$(12,409)

NOTES

(a) Percentages indicated are based on net assets of $681,423,489.

(b) The aggregate identified cost on a tax basis is $692,279,646, resulting in gross unrealized appreciation and depreciation of $46,855,801 and $56,437,174, respectively, or net unrealized depreciation of $9,581,373.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2009.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $4,084,676 have been designated as collateral for open forward contracts and options contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$656,075,759	$(12,409)

Level 2	26,622,514	(512,208)

Level 3	--	--

Total	$682,698,273	$(524,617)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$17,043	$(529,251)

Equity contracts	1,059,790	(171,806)

Total	$1,076,833	$(701,057)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2009